UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2014 (Unaudited)

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 92.9%

	Shares	Market Value
ARGENTINA 3.8%
Banks 1.2%
Banco Macro SA, ADR	10,000	$423,200

Diversified Telecommunication Services 0.8%
Telecom Argentina SA, ADR	12,000	262,680

Internet Software & Services 0.7%
MercadoLibre, Inc.	2,500	231,250

Oil, Gas & Consumable Fuels 1.1%
YPF SA, ADR	10,000	353,800

		1,270,930

BRAZIL 4.5%

Diversified Consumer Services 0.8%
Kroton Educacional SA	10,000	266,314

Electric Utilities 1.5%
Cia Energetica de Minas Gerais, ADR	60,000	493,201

Information Technology Services 0.7%
Cielo SA	12,000	219,504

Insurance 0.8%
Porto Seguro SA	20,000	274,424

Machinery 0.7%
WEG SA	19,500	233,785

		1,487,228

CHINA 12.3%

Banks 4.1%
Bank of China Ltd., H Shares	1,600,000	764,621
China Construction Bank Corp., H Shares	750,000	573,840

		1,338,461

Independent Power and Renewable Electricity Producers 0.8%
Huaneng Power International, Inc., H Shares	250,000	277,512

Metals & Mining 0.8%
Fosun International Ltd.	200,000	252,978

Oil, Gas & Consumable Fuels 1.6%
PetroChina Co. Ltd., H Shares	420,000	544,350

Pharmaceuticals 0.7%
Sihuan Pharmaceutical Holdings Group Ltd.	400,000	245,215

Specialty Retail 1.0%
GOME Electrical Appliances Holding Ltd.	2,000,000	337,581

Technology Hardware, Storage & Peripherals 1.8%
Lenovo Group Ltd.	450,000	613,839

Transportation Infrastructure 1.5%
Zhejiang Expressway Co. Ltd., H Shares	450,000	486,136

		4,096,072

COLOMBIA 2.0%
Banks 1.1%
Bancolombia SA, ADR	6,000	374,460

Oil, Gas & Consumable Fuels 0.9%
Ecopetrol SA, ADR	9,000	303,660

		678,120

EGYPT 4.3%
Banks 2.9%
Commercial International Bank Egypt SAE, GDR	170,000	989,603

Wireless Telecommunication Services 1.4%
Global Telecom Holding, GDR *	130,000	451,507

		1,441,110

GREECE 3.0%
Banks 1.0%
Alpha Bank AE *	400,000	319,616

Diversified Telecommunication Services 0.8%
Hellenic Telecommunications Organization SA *	20,000	274,153

Hotels, Restaurants & Leisure 1.2%
OPAP SA	25,000	407,413

		1,001,182

HONG KONG 0.7%
Real Estate Management & Development 0.7%
Shimao Property Holdings Ltd.	100,000	229,924

INDIA 13.4%
Automobiles 2.4%
Tata Motors Ltd., ADR *	20,000	786,400

Banks 3.3%
ICICI Bank Ltd., ADR	22,000	1,100,439

Construction & Engineering 0.9%
Larsen & Toubro Ltd., GDR	12,000	292,518

Information Technology Services 2.8%
Infosys Ltd., ADR	17,000	931,940

Metals & Mining 0.9%
Sesa Sterlite Ltd., ADR	16,000	301,120

Oil, Gas & Consumable Fuels 1.8%
Reliance Industries Ltd., GDR (a)	18,000	595,094

Pharmaceuticals 1.3%
Dr. Reddy’s Laboratories Ltd., ADR *	10,000	447,500

		4,455,011

PAKISTAN 4.7%
Banks 1.3%
United Bank Ltd.	225,000	443,711

Chemicals 1.1%
Engro Corp., Ltd. *	200,000	374,359

Construction Materials 0.7%
Lucky Cement Ltd.	60,000	239,372

Oil, Gas & Consumable Fuels 1.6%
Oil & Gas Development Co., Ltd.	100,000	279,251
Pakistan Petroleum Ltd.	100,000	233,689

		512,940

		1,570,382

RUSSIA 8.1%
Banks 1.2%
Sberbank of Russia, ADR	50,000	414,789

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks (continued)

	Shares	Market Value
RUSSIA (continued)
Metals & Mining 1.2%
MMC Norilsk Nickel OJSC, ADR	20,000	$391,124

Oil, Gas & Consumable Fuels 4.6%
Gazprom OAO, ADR	80,000	583,736
Lukoil OAO, ADR	17,000	947,771

		1,531,507

Wireless Telecommunication Services 1.1%
Mobile Telesystems OJSC, ADR	20,000	358,600

		2,696,020

SOUTH AFRICA 8.4%
Diversified Financial Services 1.7%
FirstRand Ltd.	150,000	603,063

Health Care Providers & Services 0.9%
Netcare Ltd.	100,000	287,102

Household Durables 1.8%
Steinhoff International Holdings Ltd.	120,000	599,450

Metals & Mining 0.6%
AngloGold Ashanti Ltd., ADR *	12,000	206,280

Oil, Gas & Consumable Fuels 0.5%
Sasol Ltd.	3,000	173,050

Paper & Forest Products 1.1%
Mondi Ltd.	20,000	351,725

Trading Companies & Distributors 0.7%
Barloworld Ltd.	25,000	237,088

Wireless Telecommunication Services 1.1%
Vodacom Group Ltd.	30,000	350,644

		2,808,402

SOUTH KOREA 13.1%
Automobiles 1.8%
Kia Motors Corp.	10,000	587,057

Chemicals 0.9%
Hanwha Corp.	10,000	283,433

Electric Utilities 0.7%
Korea Electric Power Corp.	6,000	247,597

Insurance 0.8%
Samsung Fire & Marine Insurance Co., Ltd.	1,000	274,095

Personal Products 1.0%
AMOREPACIFIC Group	400	343,379

Semiconductors & Semiconductor Equipment 4.3%
Samsung Electronics Co., Ltd.	600	776,529
SK Hynix, Inc. *	15,000	652,644

		1,429,173

Tobacco 1.2%
KT&G Corp.	4,000	386,416

Trading Companies & Distributors 1.6%
SK Networks Co., Ltd. *	50,000	544,214

Wireless Telecommunication Services 0.8%
SK Telecom Co., Ltd.	1,000	256,702

		4,352,066

TAIWAN 7.2%
Banks 1.1%
CTBC Financial Holding Co., Ltd.	500,000	349,958

Construction Materials 0.7%
Taiwan Cement Corp.	150,000	223,303

Electronic Equipment, Instruments & Components 1.4%
Hon Hai Precision Industry Co., Ltd., GDR	70,000	479,500

Semiconductors & Semiconductor Equipment 2.3%
Advanced Semiconductor Engineering, Inc., ADR *	90,000	539,100
Siliconware Precision Industries Co., ADR	40,000	266,000

		805,100

Technology Hardware, Storage & Peripherals 1.7%
Inventec Corp.	300,000	266,688
Pegatron Corp.	150,000	284,240

		550,928

		2,408,789

THAILAND 1.8%
Banks 0.9%
Krung Thai Bank PCL	450,000	298,930

Oil, Gas & Consumable Fuels 0.9%
PTT PCL	30,000	297,124

		596,054

TURKEY 5.6%
Banks 1.8%
Turkiye Halk Bankasi A/S	75,000	564,716

Food Products 0.7%
Ulker Biskuvi Sanayi A/S	30,000	232,172

Metals & Mining 0.9%
Eregli Demir ve Celik Fabrikalari TAS	150,000	316,280

Real Estate Investment Trusts (REITs) 0.9%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	240,000	310,999

Transportation Infrastructure 0.7%
TAV Havalimanlari Holding A/S	30,000	246,199

Wireless Telecommunication Services 0.6%
Turkcell Iletisim Hizmetleri A/S *	30,000	196,179

		1,866,545

Total Common Stocks (cost $29,472,927)		30,957,835

Preferred Stocks 3.1%

	Shares	Market Value
BRAZIL 3.1%
Banks 1.7%
Itausa - Investimentos Itau SA	132,000	552,145

Food & Staples Retailing 1.4%
Cia Brasileira de Distribuicao	10,000	482,645

Total Preferred Stocks (cost $952,084)		1,034,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Exchange Traded Funds 1.6%

	Shares	Market Value
UNITED STATES 1.6%
Global X MSCI Colombia ETF	15,000	$303,750
Market Vectors Russia ETF	10,000	240,200

Total Exchange Traded Funds (cost $545,857)		543,950

Total Investments (cost $30,970,868) (b) — 97.6%		32,536,575
Other assets in excess of liabilities — 2.4%		784,885

NET ASSETS — 100.0%		$33,321,460

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $595,094 which represents 1.79% of net assets.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $30,970,868, tax unrealized appreciation and depreciation were $2,221,908 and $(656,201), respectively.

ADR	American Depositary Receipt
AE	Limited Company
A/S	Minimum Capital Public Traded Company
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SA	Stock Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automobiles	$786,400	$587,057	$—	$1,373,457
Banks	1,898,099	4,719,784	—	6,617,883
Chemicals	—	657,792	—	657,792
Construction & Engineering	—	292,518	—	292,518
Construction Materials	—	462,675	—	462,675
Diversified Consumer Services	266,314	—	—	266,314
Diversified Financial Services	—	603,063	—	603,063
Diversified Telecommunication Services	262,680	274,153	—	536,833
Electric Utilities	493,201	247,597	—	740,798
Electronic Equipment, Instruments & Components	—	479,500	—	479,500
Food Products	—	232,172	—	232,172
Health Care Providers & Services	—	287,102	—	287,102
Hotels, Restaurants & Leisure	—	407,413	—	407,413
Household Durables	—	599,450	—	599,450
Independent Power and Renewable Electricity Producers	—	277,512	—	277,512
Information Technology Services	1,151,444	—	—	1,151,444
Insurance	274,424	274,095	—	548,519
Internet Software & Services	231,250	—	—	231,250
Machinery	233,785	—	—	233,785
Metals & Mining	507,400	960,382	—	1,467,782
Oil, Gas & Consumable Fuels	657,460	3,654,065	—	4,311,525
Paper & Forest Products	—	351,725	—	351,725
Personal Products	—	343,379	—	343,379
Pharmaceuticals	447,500	245,215	—	692,715
Real Estate Investment Trusts (REITs)	—	310,999	—	310,999

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Management & Development	$—	$229,924	$—	$229,924
Semiconductors & Semiconductor Equipment	805,100	1,429,173	—	2,234,273
Specialty Retail	—	337,581	—	337,581
Technology Hardware, Storage & Peripherals	—	1,164,767	—	1,164,767
Tobacco	—	386,416	—	386,416
Trading Companies & Distributors	—	781,302	—	781,302
Transportation Infrastructure	—	732,335	—	732,335
Wireless Telecommunication Services	358,600	1,255,032	—	1,613,632

Total Common Stocks	$8,373,657	$22,584,178	$—	$30,957,835

Exchange Traded Funds	543,950	—	—	543,950
Preferred Stocks	1,034,790	—	—	1,034,790

Total	$9,952,397	$22,584,178	$—	$32,536,575

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 0.6%

	Principal Amount	Market Value
Other 0.6%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32 (a)	$350,742	$356,087
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34 (b)	77,024	77,974

		434,061

Total Asset-Backed Securities (cost $427,765)		434,061

Collateralized Mortgage Obligations 5.7%

	Principal Amount	Market Value
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34 (b)	210,794	215,115
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	641,327	553,820
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	239,951	226,666
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	1,453,780	1,587,231
Series 2009-42, Class AP, 4.50%, 03/25/39	930,493	996,838
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	653,442	616,948
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	32,381	32,406

Total Collateralized Mortgage Obligations (cost $4,158,216)		4,229,024

Commercial Mortgage Backed Securities 13.1%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM, 5.18%, 09/10/47 (a)	1,000,000	1,051,504
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.71%, 12/10/49 (a)	1,000,000	1,013,094
Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 1.75%, 02/13/32 (a)(c)	1,000,000	1,006,283
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3, 5.69%, 09/15/40 (a)	807,275	808,438
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	2,000,000	2,169,025
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,083,322
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46 (c)	2,000,000	2,071,524
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.45%, 11/15/30 (a)	596,404	597,141

Total Commercial Mortgage Backed Securities (cost $9,753,074)		9,800,331

Corporate Bonds 62.2%

	Principal Amount	Market Value
Airlines 2.9%
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20	938,287	985,201
British Airways PLC, Series 2013-1, Class B, 5.63%, 06/20/20 (c)	995,624	1,055,455
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	109,083	115,293

		2,155,949

Banks 10.1%
Bank of America NA, 6.10%, 06/15/17	750,000	840,770
CoBank ACB, 7.88%, 04/16/18 (c)	850,000	1,001,823
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/01/43	600,000	684,822
HSBC Holdings PLC, 5.25%, 03/14/44	750,000	801,548

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Huntington Bancshares, Inc., 7.00%, 12/15/20	$500,000	$600,315
ING Bank NV, 5.13%, 05/01/15 (c)	1,000,000	1,030,054
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18 (d)	1,000,000	1,097,500
Morgan Stanley, 5.50%, 07/28/21	500,000	568,821
Sovereign Bank, 8.75%, 05/30/18	750,000	902,727

		7,528,380

Biotechnology 0.9%
Celgene Corp., 4.63%, 05/15/44	650,000	647,224

Capital Markets 1.2%
FMR LLC, 7.49%, 06/15/19 (c)	750,000	901,671

Diversified Financial Services 4.2%
General Electric Capital Corp., 5.30%, 02/11/21	500,000	569,900
4.65%, 10/17/21	750,000	830,192
Hyundai Capital Services, Inc., 3.50%, 09/13/17 (c)	1,000,000	1,046,800
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	666,255

		3,113,147

Diversified Telecommunication Services 2.1%
Qwest Corp., 6.88%, 09/15/33	1,000,000	1,008,750
Verizon Communications, Inc., 5.15%, 09/15/23	500,000	554,078

		1,562,828

Electric Utilities 1.4%
PSEG Power LLC, 5.32%, 09/15/16	1,000,000	1,086,096

Energy Equipment & Services 0.8%
Weatherford International Ltd., 6.75%, 09/15/40	500,000	614,022

Food & Staples Retailing 1.4%
CVS Pass-Through Trust, 6.94%, 01/10/30	841,719	1,027,153

Food Products 1.1%
ConAgra Foods, Inc., 4.95%, 08/15/20	750,000	828,427

Gas Utilities 5.9%
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	821,401
Enbridge Energy Partners LP, 4.20%, 09/15/21	1,000,000	1,058,043
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	1,000,000	1,004,937
Rockies Express Pipeline LLC, 3.90%, 04/15/15 (c)	1,000,000	1,005,000
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	542,225

		4,431,606

Health Care Providers & Services 1.5%
Express Scripts Holding Co., 4.75%, 11/15/21	500,000	551,721
Hospira, Inc., 6.05%, 03/30/17	500,000	550,628

		1,102,349

Industrial Conglomerates 1.6%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,238,875

Insurance 3.5%
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	750,000	786,703
Liberty Mutual Group, Inc., 4.95%, 05/01/22 (c)	850,000	925,193
Oil Insurance Ltd., 3.22%, 08/29/14 (c)(d)	1,000,000	920,000

		2,631,896

Media 1.3%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19 (c)	1,000,000	992,246

Metals & Mining 3.5%
Anglo American Capital PLC, 9.38%, 04/08/19 (c)	550,000	704,180
Barrick Gold Corp., 6.95%, 04/01/19	750,000	895,486
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	1,000,000	1,005,200

		2,604,866

Multiline Retail 1.2%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	914,064

Oil, Gas & Consumable Fuels 12.0%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	966,522
BP Capital Markets PLC, 2.24%, 05/10/19	750,000	750,959
Continental Resources, Inc., 4.90%, 06/01/44 (c)	500,000	512,559
Devon Energy Corp., 4.00%, 07/15/21	750,000	793,899
Murphy Oil Corp., 3.70%, 12/01/22	1,000,000	985,313
Petrobras International Finance Co., 3.88%, 01/27/16	1,000,000	1,028,762
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,204,368
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,081,666
Transocean, Inc., 6.38%, 12/15/21	1,425,000	1,617,697

		8,941,745

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals 1.3%
AbbVie, Inc., 2.90%, 11/06/22	$1,000,000	$964,402

Real Estate Investment Trusts (REITs) 1.5%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,105,961

Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 4.90%, 04/01/44	250,000	266,638
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	110,203	113,346

		379,984

Technology Hardware, Storage & Peripherals 1.3%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	978,416

Tobacco 1.0%
Altria Group, Inc., 4.00%, 01/31/24	750,000	763,697

Total Corporate Bonds (cost $44,090,643)		46,515,004

Municipal Bonds 3.1%

	Principal Amount	Market Value
California 2.0%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	595,200
State of California, GO, 5.70%, 11/01/21	750,000	893,310

		1,488,510

District of Columbia 1.1%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	600,000	805,074

Total Municipal Bonds (cost $2,163,497)		2,293,584

U.S. Government Mortgage Backed Agencies 4.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	369,529	388,654
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,580,116	1,695,058
Pool# 386905 5.00%, 04/01/19	820,598	899,357

Total U.S. Government Mortgage Backed Agencies (cost $2,739,184)		2,983,069

U.S. Treasury Notes 8.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes,
2.13%, 01/15/19 (e)	2,000,000	2,472,013
U.S. Treasury Notes
0.88%, 04/30/17	1,000,000	998,437
1.38%, 07/31/18	3,000,000	2,985,938

Total U.S. Treasury Notes (cost $6,266,296)		6,456,388

Yankee Dollar 1.0%

	Principal Amount	Market Value
Chemicals 1.0%
Agrium, Inc., 3.50%, 06/01/23	750,000	745,590

Total Yankee Dollar (cost $749,249)		745,590

Total Investments (cost $70,347,924) (f) — 98.3%		73,457,051
Other assets in excess of liabilities — 1.7%		1,253,520

NET ASSETS — 100.0%		$74,710,571

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2014.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $13,959,491 which represents 18.69% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	At July 31, 2014, the tax basis cost of the Fund’s investments was $70,386,945, tax unrealized appreciation and depreciation were $3,502,931 and $(432,825), respectively.

ACB	Agricultural Credit Bank
BA	Limited
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.6%

	Principal Amount	Market Value
Automobiles 0.2%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,000,000	$1,001,308
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	700,000	717,748

		1,719,056

Credit Card 0.4%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	1,191,000	1,345,866
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	500,000	500,164
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	805,227

		2,651,257

Total Asset-Backed Securities (cost $4,380,061)		4,370,313

Commercial Mortgage Backed Securities 2.4%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,759,252
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.78%, 05/15/46 (a)	444,338	487,799
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	100,000	112,735
Series K004, Class A1, 3.41%, 05/25/19	316,566	333,860
Series K006, Class A1, 3.40%, 07/25/19	214,924	226,676
Series K014, Class A1, 2.79%, 10/25/20	76,538	79,479
Series K020, Class A2, 2.37%, 05/25/22	600,000	588,215
Series K026, Class A2, 2.51%, 11/25/22	200,000	195,887
Series K031, Class A2, 3.30%, 04/25/23 (a)	100,000	103,098
Series K033, Class A2, 3.06%, 07/25/23 (a)	100,000	101,125
Series K037, Class A2, 3.49%, 01/25/24	200,000	208,472
Series K038, Class A1, 2.60%, 10/25/23	199,175	203,213
Series K038, Class A2, 3.39%, 03/25/24	800,000	826,413
Series K713, Class A2, 2.31%, 03/25/20	500,000	501,033
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	150,000	151,564
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM, 5.48%, 03/10/39	1,000,000	1,073,296
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	1,546,000	1,603,320
Series 2006-LDP7, Class A4, 5.87%, 04/15/45 (a)	1,000,000	1,069,330
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,157,260
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	300,000	326,114
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	647,728
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.88%, 08/12/49 (a)	857,000	945,216
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,279,990
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.72%, 05/15/43 (a)	1,900,000	2,040,411
Series 2007-C33, Class A4, 5.94%, 02/15/51 (a)	1,395,000	1,514,730

Total Commercial Mortgage Backed Securities (cost $17,185,874)		18,536,216

Corporate Bonds 24.7%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	280,196
Boeing Co. (The), 4.88%, 02/15/20	200,000	225,943
General Dynamics Corp., 3.88%, 07/15/21	150,000	160,719
L-3 Communications Corp., 4.95%, 02/15/21	250,000	273,157
Lockheed Martin Corp., 4.07%, 12/15/42	191,000	183,190
Northrop Grumman Corp., 4.75%, 06/01/43	250,000	259,559
Raytheon Co., 6.40%, 12/15/18	144,000	170,210
3.13%, 10/15/20	250,000	256,762
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	77,975
United Technologies Corp., 6.13%, 07/15/38	150,000	193,300
4.50%, 06/01/42	250,000	260,495

		2,341,506

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$235,992	$255,320
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	224,198	243,815
Southwest Airlines Co., 5.13%, 03/01/17	103,000	111,856
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	250,000	261,575

		872,566

Auto Components 0.0% †
Delphi Corp., 4.15%, 03/15/24	150,000	153,607
Johnson Controls, Inc., 4.25%, 03/01/21	100,000	107,047

		260,654

Automobiles 0.2%
Ford Motor Co., 7.45%, 07/16/31	350,000	464,466
Toyota Motor Credit Corp., 2.10%, 01/17/19	350,000	350,172
2.13%, 07/18/19	350,000	348,639

		1,163,277

Banks 5.6%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	131,651
Banco do Brasil SA, 3.88%, 10/10/22	300,000	281,433
Bank of America Corp., 4.75%, 08/01/15	431,000	448,180
5.25%, 12/01/15	513,000	540,456
5.63%, 10/14/16	440,000	480,495
3.88%, 03/22/17	500,000	530,056
2.00%, 01/11/18	300,000	299,818
5.63%, 07/01/20	250,000	285,002
5.70%, 01/24/22	250,000	286,973
4.10%, 07/24/23	250,000	256,651
5.88%, 02/07/42	250,000	295,898
5.00%, 01/21/44	400,000	418,946
Bank of America NA, 6.00%, 06/15/16	205,000	222,624
5.30%, 03/15/17	500,000	544,644
Bank of Montreal, 1.30%, 07/15/16	500,000	505,110
Bank of New York Mellon Corp. (The), 2.30%, 07/28/16	450,000	463,703
Bank of Nova Scotia, 2.90%, 03/29/16	650,000	673,653
Bank One Corp., 8.00%, 04/29/27	202,000	271,873
Barclays Bank PLC, 5.14%, 10/14/20	250,000	271,434
BB&T Corp., 2.15%, 03/22/17	400,000	409,032
BNP Paribas SA, 3.60%, 02/23/16	250,000	260,408
2.70%, 08/20/18	500,000	509,172
BPCE SA, 4.00%, 04/15/24	250,000	253,447
Branch Banking & Trust Co., 1.45%, 10/03/16	250,000	252,515
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	500,000	505,518
Capital One Financial Corp., 3.75%, 04/24/24	100,000	100,581
Citigroup, Inc., 3.95%, 06/15/16	675,000	710,140
5.85%, 08/02/16	287,000	313,197
6.13%, 11/21/17	500,000	567,751
3.38%, 03/01/23	350,000	345,811
3.88%, 10/25/23	350,000	355,615
3.75%, 06/16/24	300,000	298,330
5.50%, 09/13/25	250,000	275,147
6.63%, 06/15/32	232,000	279,216
5.88%, 02/22/33	82,000	92,081
Commonwealth Bank of Australia, 1.90%, 09/18/17	250,000	252,927
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	250,000	263,466
5.25%, 05/24/41	125,000	140,729
5.75%, 12/01/43	250,000	285,342
Credit Suisse, 2.30%, 05/28/19	250,000	248,210
Deutsche Bank AG, 3.25%, 01/11/16	500,000	517,499
4.30%, 05/24/28 (a)	250,000	239,669
Discover Bank, 7.00%, 04/15/20	300,000	357,894
Fifth Third Bancorp, 3.63%, 01/25/16	150,000	156,239
3.50%, 03/15/22	300,000	306,889
Goldman Sachs Group, Inc. (The), 5.35%, 01/15/16	453,000	482,281
3.63%, 02/07/16	430,000	447,166
2.90%, 07/19/18	500,000	510,930
Series D, 6.00%, 06/15/20	500,000	578,066
5.75%, 01/24/22	250,000	285,844
4.00%, 03/03/24	250,000	252,218
6.13%, 02/15/33	200,000	238,553
6.75%, 10/01/37	450,000	534,298
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	600,136
HSBC Holdings PLC, 4.00%, 03/30/22	500,000	530,158
4.25%, 03/14/24	250,000	255,380
HSBC USA, Inc., 1.63%, 01/16/18	500,000	499,277
2.63%, 09/24/18	250,000	256,388
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	207,796
JPMorgan Chase & Co., 5.15%, 10/01/15	349,000	366,223
1.10%, 10/15/15	500,000	502,504
3.15%, 07/05/16	400,000	416,298
4.63%, 05/10/21	500,000	546,891
3.38%, 05/01/23	250,000	242,010
3.63%, 05/13/24	350,000	349,048
5.60%, 07/15/41	350,000	406,052
4.85%, 02/01/44	250,000	262,894
JPMorgan Chase Bank NA, 6.00%, 07/05/17	530,000	595,797
KeyCorp, 5.10%, 03/24/21	150,000	168,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
Korea Development Bank (The), 3.25%, 03/09/16	$500,000	$516,855
Korea Finance Corp., 4.63%, 11/16/21	200,000	219,763
Kreditanstalt fuer Wiederaufbau, 0.50%, 09/30/15	500,000	503,407
5.13%, 03/14/16	400,000	429,869
2.00%, 06/01/16	500,000	513,131
4.38%, 03/15/18	800,000	883,431
1.00%, 06/11/18	1,000,000	981,257
2.75%, 09/08/20	550,000	567,296
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	662,188
Morgan Stanley, 3.45%, 11/02/15	200,000	206,311
1.75%, 02/25/16	500,000	506,330
3.80%, 04/29/16	200,000	209,533
4.75%, 03/22/17	500,000	541,292
2.13%, 04/25/18	250,000	250,770
2.50%, 01/24/19	350,000	352,388
7.30%, 05/13/19	400,000	483,077
5.50%, 07/28/21	150,000	170,646
4.10%, 05/22/23	350,000	351,323
7.25%, 04/01/32	226,000	301,099
National Australia Bank Ltd., 1.30%, 07/25/16	250,000	251,757
Oesterreichische Kontrollbank AG, 4.88%, 02/16/16	250,000	266,737
PNC Bank NA, 2.95%, 01/30/23	350,000	340,039
PNC Funding Corp., 5.25%, 11/15/15	246,000	259,924
5.13%, 02/08/20	400,000	454,419
Royal Bank of Canada, 2.20%, 07/27/18	500,000	509,610
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16	500,000	526,215
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	212,844
State Street Corp., 4.38%, 03/07/21	300,000	330,561
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	504,400
SunTrust Banks, Inc., 3.60%, 04/15/16	150,000	156,462
3.50%, 01/20/17	350,000	368,359
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	258,099
1.40%, 04/30/18	250,000	246,149
UBS AG, 5.88%, 07/15/16	400,000	435,764
5.88%, 12/20/17	250,000	284,052
US Bancorp, 1.65%, 05/15/17	350,000	354,056
4.13%, 05/24/21	100,000	108,360
Wells Fargo & Co., 3.68%, 06/15/16 (b)	550,000	577,614
5.13%, 09/15/16	144,000	155,311
1.50%, 01/16/18	750,000	743,547
2.15%, 01/15/19	500,000	500,245
3.00%, 01/22/21	500,000	504,905
5.38%, 02/07/35	118,000	137,091
5.61%, 01/15/44	483,000	548,075
Westpac Banking Corp., 2.25%, 07/30/18	500,000	506,826

		43,231,574

Beverages 0.5%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	184,337
6.00%, 11/01/41	103,000	131,104
Anheuser-Busch InBev Finance, Inc., 4.63%, 02/01/44	350,000	366,429
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	225,154
2.50%, 07/15/22	250,000	240,913
Beam, Inc., 5.38%, 01/15/16	105,000	111,417
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	208,472
3.20%, 11/01/23	400,000	406,148
Diageo Capital PLC, 1.13%, 04/29/18	350,000	343,212
Diageo Finance BV, 5.30%, 10/28/15	451,000	477,179
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	252,785
Molson Coors Brewing Co., 3.50%, 05/01/22	250,000	252,225
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	191,014
PepsiCo, Inc., 3.13%, 11/01/20	200,000	206,961
3.60%, 08/13/42	300,000	268,633

		3,865,983

Biotechnology 0.3%
Amgen, Inc., 2.30%, 06/15/16	200,000	205,199
3.45%, 10/01/20	200,000	205,834
3.63%, 05/22/24	400,000	400,547
6.40%, 02/01/39	300,000	376,209
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	106,625
Celgene Corp., 3.25%, 08/15/22	200,000	199,329
4.63%, 05/15/44	150,000	149,359
Genentech, Inc., 5.25%, 07/15/35	62,000	71,849
Gilead Sciences, Inc., 3.05%, 12/01/16	100,000	104,509
4.50%, 04/01/21	100,000	110,332
3.70%, 04/01/24	150,000	153,697

		2,083,489

Building Products 0.0% †
Owens Corning, 9.00%, 06/15/19	17,000	21,285

Capital Markets 0.3%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	113,795
4.00%, 10/15/23	250,000	262,196
Bear Stearns Cos. LLC (The), 5.30%, 10/30/15	123,000	129,592
4.65%, 07/02/18	246,000	269,918
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	151,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Credit Suisse USA, Inc., 5.85%, 08/16/16	$300,000	$328,547
7.13%, 07/15/32	195,000	268,765
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	243,638
Jefferies Group LLC, 6.88%, 04/15/21	250,000	294,272
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	365,041

		2,427,660

Chemicals 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	249,265
CF Industries, Inc., 3.45%, 06/01/23	200,000	197,031
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	159,361
4.38%, 11/15/42	350,000	337,524
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	265,000	291,617
4.90%, 01/15/41	200,000	219,472
Eastman Chemical Co., 3.60%, 08/15/22	250,000	253,523
Ecolab, Inc., 4.35%, 12/08/21	100,000	108,642
Lubrizol Corp., 6.50%, 10/01/34	103,000	135,306
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	471,750
Monsanto Co., 4.20%, 07/15/34	70,000	70,362
Mosaic Co. (The), 5.45%, 11/15/33	250,000	277,591
Praxair, Inc., 4.05%, 03/15/21	150,000	161,919

		2,933,363

Commercial Services & Supplies 0.1%
GATX Corp., 2.38%, 07/30/18	250,000	251,201
Massachusetts Institute of Technology, 4.68%, 07/01/14	75,000	79,121
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	66,422
Republic Services, Inc., 5.25%, 11/15/21	350,000	396,776
Science Applications International Corp., 5.50%, 07/01/33	123,000	115,814
Waste Management, Inc., 7.00%, 07/15/28	113,000	148,849

		1,058,183

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	376,520
5.50%, 01/15/40	250,000	289,680
Motorola Solutions, Inc., 7.50%, 05/15/25	144,000	181,295
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	155,626

		1,003,121

Construction & Engineering 0.0% †
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	101,836

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	512,200

Consumer Finance 0.3%
American Express Co., 6.15%, 08/28/17	125,000	142,159
6.80%, 09/01/66 (a)	110,000	120,038
American Express Credit Corp., 2.75%, 09/15/15	400,000	409,742
1.13%, 06/05/17	250,000	248,757
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	244,678
Ford Motor Credit Co. LLC, 2.50%, 01/15/16	250,000	255,516
1.70%, 05/09/16	500,000	505,231
1.50%, 01/17/17	250,000	250,394
5.88%, 08/02/21	250,000	290,276

		2,466,791

Distributors 0.0% †
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	104,276

Diversified Financial Services 0.8%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	70,587
Associates Corp. of North America, 6.95%, 11/01/18	236,000	279,563
AXA Financial, Inc., 7.00%, 04/01/28	92,000	114,008
General Electric Capital Corp., 5.00%, 01/08/16	205,000	217,693
5.40%, 02/15/17	415,000	457,879
5.63%, 09/15/17	550,000	619,138
1.60%, 11/20/17	500,000	501,667
5.63%, 05/01/18	500,000	567,901
5.30%, 02/11/21	250,000	284,950
Series A, 6.75%, 03/15/32	367,000	484,751
6.15%, 08/07/37	500,000	619,851
6.88%, 01/10/39	100,000	134,774
6.38%, 11/15/67 (a)	150,000	166,875
Moody’s Corp., 4.50%, 09/01/22	100,000	105,338
Murray Street Investment Trust I, 4.65%, 03/09/17 (b)	500,000	538,361
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	400,000	443,745
Series C, 8.00%, 03/01/32	111,000	160,561
Western Union Co. (The), 6.20%, 11/17/36	100,000	103,163

		5,870,805

Diversified Telecommunication Services 1.0%
AT&T, Inc., 0.90%, 02/12/16	500,000	501,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
AT&T, Inc., (continued)
2.40%, 08/15/16	$250,000	$257,170
2.38%, 11/27/18	300,000	304,270
6.55%, 02/15/39	310,000	387,641
5.35%, 09/01/40	275,000	297,728
4.30%, 12/15/42	417,000	392,785
4.80%, 06/15/44	150,000	151,391
British Telecommunications PLC, 9.63%, 12/15/30	191,000	305,728
Deutsche Telekom International Finance BV, 5.75%, 03/23/16	273,000	294,141
8.61%, 06/15/30	106,000	156,959
Embarq Corp., 8.00%, 06/01/36	150,000	164,384
France Telecom SA, 9.00%, 03/01/31	133,000	201,316
GTE Corp., 6.94%, 04/15/28	103,000	125,652
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	563,103
4.57%, 04/27/23	200,000	211,523
Verizon Communications, Inc., 4.90%, 09/15/15	410,000	429,219
3.65%, 09/14/18	250,000	266,308
6.40%, 09/15/33	500,000	621,537
5.85%, 09/15/35	82,000	94,279
3.85%, 11/01/42	250,000	217,966
6.55%, 09/15/43	750,000	944,751
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	706,595

		7,595,817

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	276,000	333,682
Ameren Illinois Co., 2.70%, 09/01/22	350,000	344,547
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	173,773
Arizona Public Service Co., 5.50%, 09/01/35	150,000	177,290
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	126,886
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	250,000	280,600
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	231,239
Consolidated Edison Co. of New York, Inc., Series 05-C, 5.38%, 12/15/15	123,000	130,900
Series 08-A, 5.85%, 04/01/18	500,000	570,970
Series 03-A, 5.88%, 04/01/33	82,000	95,650
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	112,943
Series B, 5.95%, 06/15/35	174,000	208,924
DTE Electric Co., 3.65%, 03/15/24	250,000	257,403
DTE Energy Co., 6.35%, 06/01/16	287,000	315,157
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	549,681
Duke Energy Corp., 3.05%, 08/15/22	200,000	198,199
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	107,102
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	57,761
Entergy Corp., 5.13%, 09/15/20	300,000	330,446
Exelon Corp., 5.63%, 06/15/35	250,000	280,474
Exelon Generation Co. LLC, 5.75%, 10/01/41	150,000	164,442
Florida Power & Light Co., 5.85%, 02/01/33	70,000	86,274
5.95%, 10/01/33	53,000	67,719
5.40%, 09/01/35	90,000	107,092
5.65%, 02/01/37	200,000	248,259
Florida Power Corp., 5.90%, 03/01/33	247,000	298,551
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	110,050
Hydro Quebec, Series GF, 8.88%, 03/01/26	109,000	156,724
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	522,805
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	248,526
Nevada Power Co., 5.45%, 05/15/41	100,000	118,333
Nisource Finance Corp., 5.95%, 06/15/41	150,000	175,592
Northeast Utilities, 1.45%, 05/01/18	500,000	490,877
Ohio Power Co., Series K, 6.00%, 06/01/16	349,000	380,239
Series G, 6.60%, 02/15/33	164,000	212,053
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	175,499
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	498,923
5.80%, 03/01/37	150,000	181,036
6.25%, 03/01/39	100,000	126,532
PacifiCorp, 5.25%, 06/15/35	123,000	142,109
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	270,275
Progress Energy, Inc., 7.75%, 03/01/31	164,000	230,774
PSEG Power LLC, 5.50%, 12/01/15	287,000	304,631
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	182,423
Public Service Electric & Gas Co., 3.95%, 05/01/42	200,000	195,982
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	122,633
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	146,289
Scottish Power Ltd., 5.81%, 03/15/25	82,000	94,361
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	251,326
Southern California Edison Co., 6.00%, 01/15/34	123,000	155,422
Series 05-B, 5.55%, 01/15/36	164,000	196,621
Southern Co. (The), 1.95%, 09/01/16	250,000	255,490
Tampa Electric Co., 5.40%, 05/15/21	250,000	290,905

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	$103,000	$110,025
Series D, 4.65%, 08/15/43	250,000	269,153
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	253,564
5.63%, 05/15/33	41,000	49,728
Xcel Energy, Inc., 5.61%, 04/01/17	173,000	191,815
6.50%, 07/01/36	123,000	161,536

		13,128,215

Electrical Equipment 0.3%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	77,784
Honeywell International, Inc., 5.40%, 03/15/16	250,000	269,681
5.30%, 03/01/18	500,000	563,639
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	108,170
Precision Castparts Corp., 1.25%, 01/15/18	175,000	172,907
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	258,192
4.15%, 02/01/24	500,000	518,764

		1,969,137

Electronic Equipment & Instruments 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	225,000	257,705
Avnet Inc, 5.88%, 06/15/20	250,000	280,245
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	220,942

		758,892

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	250,000	256,856
Halliburton Co., 6.70%, 09/15/38	250,000	335,306
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	95,062
Weatherford International Ltd., 5.95%, 04/15/42	250,000	282,072

		969,296

Food & Staples Retailing 0.3%
CVS Caremark Corp., 6.25%, 06/01/27	460,000	567,292
Kroger Co. (The), 4.00%, 02/01/24	350,000	361,799
7.50%, 04/01/31	178,000	236,067
Safeway, Inc., 5.00%, 08/15/19	155,000	159,658
3.95%, 08/15/20	100,000	100,756
Sysco Corp., 5.38%, 09/21/35	74,000	85,289
Walgreen Co., 1.80%, 09/15/17	250,000	251,479
3.10%, 09/15/22	150,000	146,748

		1,909,088

Food Products 0.4%
Archer-Daniels-Midland Co., 5.38%, 09/15/35	103,000	119,809
Bunge Ltd. Finance Corp., 4.10%, 03/15/16	350,000	366,269
Campbell Soup Co., 4.25%, 04/15/21	100,000	107,540
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	195,883
4.65%, 01/25/43	100,000	99,510
General Mills, Inc., 3.15%, 12/15/21	200,000	203,450
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	257,735
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	134,733
Kraft Foods Group, Inc., 6.88%, 01/26/39	138,000	179,417
Mondelez International, Inc., 4.13%, 02/09/16	250,000	262,351
4.00%, 02/01/24	200,000	208,214
6.50%, 02/09/40	100,000	127,980
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	263,125
Unilever Capital Corp., 5.90%, 11/15/32	144,000	190,091

		2,716,107

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	250,000	251,978
Buckeye Partners LP, 4.15%, 07/01/23	250,000	256,782
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	232,748
DCP Midstream Operating LP, 3.88%, 03/15/23	200,000	201,998
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	70,136
Enable Midstream Partners LP, 5.00%, 05/15/44 (c)	150,000	149,964
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	280,145
Energy Transfer Partners LP, 4.65%, 06/01/21	100,000	107,816
5.20%, 02/01/22	250,000	275,056
6.05%, 06/01/41	100,000	111,725
Enterprise Products Operating LLC, Series L, 6.30%, 09/15/17	250,000	286,386
4.05%, 02/15/22	250,000	264,322
6.13%, 10/15/39	215,000	261,717
4.85%, 08/15/42	150,000	155,120
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	425,000	505,430
5.80%, 03/15/35	144,000	156,539
6.38%, 03/01/41	250,000	289,595
National Fuel Gas Co., 3.75%, 03/01/23	250,000	246,964
ONEOK Partners LP, 3.38%, 10/01/22	500,000	495,308
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 06/15/44	250,000	251,916
Sempra Energy, 4.05%, 12/01/23	200,000	210,013
6.00%, 10/15/39	100,000	124,541
Southern Natural Gas Co. LLC, 5.90%, 04/01/17 (c)	200,000	221,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Spectra Energy Capital LLC, 6.75%, 02/15/32	$123,000	$141,948
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	244,826
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	266,396
Williams Cos., Inc. (The), 3.70%, 01/15/23	300,000	285,359
Williams Partners LP, 7.25%, 02/01/17	100,000	113,616
5.40%, 03/04/44	250,000	268,129

		6,728,331

Health Care Providers & Services 0.9%
Aetna, Inc., 6.63%, 06/15/36	250,000	325,436
Baxter International, Inc., 5.38%, 06/01/18	435,000	490,151
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	254,837
Boston Scientific Corp., 6.40%, 06/15/16	150,000	164,403
2.65%, 10/01/18	250,000	253,761
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	198,649
CareFusion Corp., 3.30%, 03/01/23	250,000	241,851
Cigna Corp., 5.38%, 02/15/42	150,000	171,342
Covidien International Finance SA, 6.00%, 10/15/17	440,000	500,574
Express Scripts, Inc., 3.90%, 02/15/22	250,000	261,149
Humana, Inc., 3.15%, 12/01/22	250,000	245,000
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	155,769
3.75%, 08/23/22	200,000	202,247
McKesson Corp., 6.00%, 03/01/41	100,000	121,145
Medtronic, Inc., 3.63%, 03/15/24	200,000	204,352
4.00%, 04/01/43	200,000	190,121
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	396,841
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	197,784
Stryker Corp., 1.30%, 04/01/18	350,000	344,710
UnitedHealth Group, Inc., 5.38%, 03/15/16	205,000	220,400
1.63%, 03/15/19	250,000	244,716
5.80%, 03/15/36	417,000	507,022
WellPoint, Inc., 5.25%, 01/15/16	226,000	240,554
4.63%, 05/15/42	350,000	353,473
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	152,798

		6,639,085

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	150,000	144,251
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	112,400
McDonald’s Corp., 5.35%, 03/01/18	240,000	270,338
4.88%, 07/15/40	250,000	271,465
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	168,118
Yum! Brands, Inc., 6.88%, 11/15/37	13,000	16,731

		983,303

Household Durables 0.0% †
Emerson Electric Co., 6.00%, 08/15/32	57,000	71,957
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	107,605
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	146,144

		325,706

Household Products 0.0% †
Kimberly-Clark Corp., 2.40%, 03/01/22	250,000	242,752

Industrial Conglomerates 0.4%
3M Co., 5.70%, 03/15/37	50,000	62,215
Danaher Corp., 2.30%, 06/23/16	100,000	102,972
3.90%, 06/23/21	100,000	107,504
Dover Corp., 4.88%, 10/15/15	156,000	164,062
5.38%, 03/01/41	50,000	58,628
Eaton Corp., 2.75%, 11/02/22	250,000	240,530
4.00%, 11/02/32	150,000	149,584
General Electric Co., 0.85%, 10/09/15	250,000	251,061
5.25%, 12/06/17	400,000	448,011
2.70%, 10/09/22	250,000	244,096
3.38%, 03/11/24	250,000	253,838
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	217,579
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	50,000	51,041
5.75%, 06/15/43	50,000	58,764
Pentair Finance SA, 1.88%, 09/15/17	250,000	251,818
Textron, Inc., 4.30%, 03/01/24	250,000	258,161
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	152,398

		3,072,262

Information Technology Services 0.2%
Computer Sciences Corp., 4.45%, 09/15/22	100,000	104,299
Fiserv, Inc., 4.75%, 06/15/21	200,000	217,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Information Technology Services (continued)
International Business Machines Corp., 1.95%, 07/22/16	$100,000	$102,299
1.63%, 05/15/20	500,000	479,375
2.90%, 11/01/21	150,000	151,190
5.88%, 11/29/32	250,000	311,138
Xerox Corp., 6.35%, 05/15/18	200,000	230,328

		1,596,197

Insurance 1.1%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	241,613
Aflac, Inc., 6.90%, 12/17/39	100,000	132,916
Alleghany Corp., 4.95%, 06/27/22	250,000	271,968
Allstate Corp. (The), 6.50%, 05/15/67 (a)	145,000	159,319
American International Group, Inc., 5.05%, 10/01/15	103,000	108,211
5.60%, 10/18/16	290,000	318,464
8.25%, 08/15/18	250,000	307,902
8.17%, 05/15/68 (a)	250,000	345,000
Aon Corp., 5.00%, 09/30/20	400,000	447,051
Assurant, Inc., 2.50%, 03/15/18	250,000	251,995
Berkshire Hathaway Finance Corp., 1.30%, 05/15/18	500,000	492,740
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	499,010
Chubb Corp. (The), 6.37%, 03/29/67 (a)	300,000	331,500
CNA Financial Corp., 5.75%, 08/15/21	250,000	289,872
Genworth Financial, Inc., 6.50%, 06/15/34	44,000	52,863
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100,000	125,274
ING US, Inc., 5.50%, 07/15/22	250,000	283,339
Lincoln National Corp., 4.85%, 06/24/21	50,000	55,426
6.15%, 04/07/36	160,000	196,007
Loews Corp., 4.13%, 05/15/43	100,000	95,511
Markel Corp., 3.63%, 03/30/23	250,000	248,470
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	331,090
MetLife, Inc., 3.05%, 12/15/22	250,000	247,078
5.70%, 06/15/35	86,000	103,384
6.40%, 12/15/66	200,000	224,500
Nationwide Financial Services, Inc., 6.75%, 05/15/67 (d)	75,000	78,656
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	248,623
Progressive Corp. (The), 3.75%, 08/23/21	150,000	160,069
6.25%, 12/01/32	113,000	144,910
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	284,828
Series B, 5.75%, 07/15/33	103,000	121,164
6.63%, 06/21/40	200,000	260,847
5.62%, 06/15/43 (a)	150,000	160,500
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	109,934
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	136,230
Travelers Cos., Inc. (The), 5.75%, 12/15/17	90,000	101,997
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	171,075
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	112,496

		8,251,832

Internet & Catalog Retail 0.1%
eBay, Inc., 1.35%, 07/15/17	500,000	501,380
3.25%, 10/15/20	100,000	102,838
Expedia, Inc., 5.95%, 08/15/20	150,000	169,134
QVC, Inc., 4.38%, 03/15/23	100,000	100,475

		873,827

Internet Software & Services 0.0% †
Google, Inc., 3.63%, 05/19/21	100,000	106,352

Machinery 0.3%
Caterpillar Financial Services Corp., 5.50%, 03/15/16	205,000	220,776
Caterpillar, Inc., 2.60%, 06/26/22	250,000	242,366
6.05%, 08/15/36	123,000	153,421
3.80%, 08/15/42	97,000	89,918
Deere & Co., 3.90%, 06/09/42	200,000	191,107
IDEX Corp., 4.20%, 12/15/21	200,000	208,114
John Deere Capital Corp., 0.70%, 09/04/15	500,000	501,355
1.30%, 03/12/18	400,000	394,869

		2,001,926

Media 1.2%
CBS Corp., 1.95%, 07/01/17	350,000	355,118
7.88%, 07/30/30	55,000	73,128
5.50%, 05/15/33	82,000	91,304
Comcast Corp., 5.90%, 03/15/16	287,000	310,874
6.50%, 01/15/17	507,000	573,453
4.25%, 01/15/33	250,000	254,449
7.05%, 03/15/33	205,000	276,339
6.50%, 11/15/35	70,000	90,270
6.95%, 08/15/37	205,000	275,428
COX Communications, Inc., 5.50%, 10/01/15	167,000	176,032
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.50%, 03/01/16	250,000	260,211
4.60%, 02/15/21	250,000	270,656
3.80%, 03/15/22	500,000	512,022
Discovery Communications LLC, 5.05%, 06/01/20	350,000	390,068

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Grupo Televisa SAB, 5.00%, 05/13/45	$250,000	$249,520
Historic TW, Inc., 6.88%, 06/15/18	122,000	143,949
NBCUniversal Media LLC, 5.15%, 04/30/20	250,000	284,354
5.95%, 04/01/41	100,000	121,997
4.45%, 01/15/43	200,000	200,277
News America, Inc., 8.00%, 10/17/16	82,000	94,150
7.28%, 06/30/28	53,000	66,356
6.55%, 03/15/33	450,000	558,825
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	132,995
3.63%, 05/01/22	50,000	50,799
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	465,325
Time Warner Cable, Inc., 6.75%, 07/01/18	415,000	486,335
6.75%, 06/15/39	250,000	317,259
4.50%, 09/15/42	250,000	242,565
Time Warner, Inc., 7.63%, 04/15/31	523,000	711,772
7.70%, 05/01/32	248,000	340,096
Viacom, Inc., 3.25%, 03/15/23	400,000	392,674
4.38%, 03/15/43	200,000	183,316
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	495,722
WPP Finance 2010, 4.75%, 11/21/21	100,000	109,955

		9,557,593

Metals & Mining 0.7%
Barrick Gold Corp., 4.10%, 05/01/23	250,000	247,852
5.25%, 04/01/42	200,000	193,699
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	225,000	239,003
1.63%, 02/24/17	250,000	253,142
3.25%, 11/21/21	250,000	256,241
Cliffs Natural Resources, Inc., 4.88%, 04/01/21 (e)	150,000	146,553
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	500,000	508,751
3.55%, 03/01/22	100,000	98,704
5.45%, 03/15/43	100,000	103,373
Goldcorp, Inc., 2.13%, 03/15/18	250,000	250,143
Kinross Gold Corp., 5.13%, 09/01/21	100,000	103,270
Newmont Mining Corp., 5.88%, 04/01/35	164,000	167,019
Nucor Corp., 4.00%, 08/01/23	250,000	257,468
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	144,000	164,726
Rio Tinto Finance USA Ltd., 4.13%, 05/20/21	250,000	269,903
Rio Tinto Finance USA PLC, 1.38%, 06/17/16	350,000	353,074
2.88%, 08/21/22	200,000	195,311
Southern Copper Corp., 6.75%, 04/16/40	250,000	273,273
Teck Resources Ltd., 4.75%, 01/15/22	500,000	523,342
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	348,003
Vale SA, 5.63%, 09/11/42	150,000	147,635

		5,100,485

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	200,000	222,291
Dollar General Corp., 1.88%, 04/15/18	250,000	247,496
Kohl’s Corp., 4.00%, 11/01/21	100,000	103,962
3.25%, 02/01/23	150,000	144,506
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	85,000	94,166
6.90%, 04/01/29	50,000	62,970
6.70%, 07/15/34	150,000	190,113
Nordstrom, Inc., 4.00%, 10/15/21	250,000	266,430
Target Corp., 6.00%, 01/15/18	300,000	342,996
6.35%, 11/01/32	217,000	273,098
Wal-Mart Stores, Inc., 1.13%, 04/11/18	500,000	491,743
3.30%, 04/22/24	150,000	150,270
7.55%, 02/15/30	82,000	116,958
5.25%, 09/01/35	242,000	279,097
6.20%, 04/15/38	250,000	321,400
5.63%, 04/15/41	150,000	181,602

		3,489,098

Oil, Gas & Consumable Fuels 1.9%
Anadarko Petroleum Corp., 5.95%, 09/15/16	200,000	220,148
6.38%, 09/15/17	100,000	114,158
6.45%, 09/15/36	269,000	337,972
Apache Corp., 3.63%, 02/01/21	250,000	262,648
4.75%, 04/15/43	250,000	257,088
BP Capital Markets PLC, 3.20%, 03/11/16	300,000	312,262
1.38%, 05/10/18	750,000	739,301
4.50%, 10/01/20	100,000	109,795
3.56%, 11/01/21	250,000	258,763
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	260,912
Cenovus Energy, Inc., 5.70%, 10/15/19	200,000	229,954
3.80%, 09/15/23	250,000	256,826
Chevron Corp., 1.72%, 06/24/18	500,000	502,621
2.36%, 12/05/22	250,000	239,115
ConocoPhillips, 5.90%, 10/15/32	123,000	153,155
6.50%, 02/01/39	200,000	264,345
Continental Resources, Inc., 4.90%, 06/01/44 (c)	150,000	153,768
Devon Energy Corp., 7.95%, 04/15/32	250,000	352,469
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	100,000	99,742
Ecopetrol SA, 5.88%, 05/28/45	325,000	339,402

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc., 5.63%, 06/01/19	$130,000	$150,079
4.10%, 02/01/21	200,000	216,963
Exxon Mobil Corp., 3.18%, 03/15/24	350,000	355,753
Hess Corp., 7.30%, 08/15/31	196,000	258,803
Husky Energy, Inc., 3.95%, 04/15/22	200,000	209,764
Marathon Oil Corp., 6.80%, 03/15/32	82,000	104,169
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	336,663
Murphy Oil Corp., 5.13%, 12/01/42	100,000	97,423
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	333,297
Noble Energy, Inc., 6.00%, 03/01/41	150,000	176,326
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	104,302
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	200,628
Pemex Project Funding Master Trust, 6.63%, 06/15/35	301,000	354,541
Petrobras Global Finance BV, 4.38%, 05/20/23	500,000	475,420
7.25%, 03/17/44	250,000	273,016
Petrobras International Finance Co., 3.88%, 01/27/16	500,000	514,381
5.38%, 01/27/21	400,000	411,490
Petrohawk Energy Corp., 7.25%, 08/15/18	200,000	207,280
Petroleos Mexicanos, 3.50%, 07/18/18	500,000	520,907
5.50%, 06/27/44	250,000	257,756
6.38%, 01/23/45 (c)	250,000	289,482
Phillips 66, 5.88%, 05/01/42	150,000	176,338
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	52,226
Plains Exploration & Production Co., 6.63%, 05/01/21	130,000	145,113
Pride International, Inc., 8.50%, 06/15/19	100,000	126,313
Rowan Cos., Inc., 4.75%, 01/15/24	75,000	78,259
Shell International Finance BV, 1.13%, 08/21/17	500,000	498,225
6.38%, 12/15/38	250,000	335,595
Southwestern Energy Co., 4.10%, 03/15/22	150,000	157,933
Statoil ASA, 3.13%, 08/17/17	250,000	263,189
1.15%, 05/15/18	250,000	245,529
Total Capital International SA, 3.70%, 01/15/24	500,000	516,197
Total Capital SA, 2.30%, 03/15/16	250,000	256,602
Transocean, Inc., 2.50%, 10/15/17	250,000	253,736
6.38%, 12/15/21	150,000	170,284
7.50%, 04/15/31	123,000	147,951
Valero Energy Corp., 7.50%, 04/15/32	82,000	108,763
6.63%, 06/15/37	100,000	122,120

		14,967,260

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	61,720
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	298,840
International Paper Co., 4.80%, 06/15/44	250,000	248,364

		608,924

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20	250,000	251,855
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	99,682
Procter & Gamble Co. (The), 1.80%, 11/15/15	250,000	254,204
4.85%, 12/15/15	123,000	130,286
5.80%, 08/15/34	205,000	257,105

		993,132

Pharmaceuticals 0.9%
Abbott Laboratories, 4.13%, 05/27/20	250,000	274,133
AbbVie, Inc., 2.00%, 11/06/18	500,000	496,392
4.40%, 11/06/42	75,000	73,202
Actavis Funding SCS, 3.85%, 06/15/24 (c)	40,000	39,914
4.85%, 06/15/44 (c)	150,000	149,247
Allergan, Inc., 1.35%, 03/15/18	300,000	290,194
AstraZeneca PLC, 5.90%, 09/15/17	300,000	339,931
6.45%, 09/15/37	140,000	181,319
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	324,878
Eli Lilly & Co., 5.20%, 03/15/17	300,000	331,618
7.13%, 06/01/25	82,000	107,905
GlaxoSmithKline Capital PLC, 1.50%, 05/08/17	250,000	252,330
2.85%, 05/08/22	250,000	245,410
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	164,004
Johnson & Johnson, 2.95%, 09/01/20	100,000	103,329
4.95%, 05/15/33	287,000	332,635
Merck & Co., Inc., 1.10%, 01/31/18	500,000	493,577
6.40%, 03/01/28	51,000	65,348
5.95%, 12/01/28	113,000	140,094
4.15%, 05/18/43	250,000	245,399
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	372,954

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Perrigo Co. PLC, 4.00%, 11/15/23 (c)	$250,000	$255,481
Pfizer, Inc., 4.65%, 03/01/18	185,000	204,389
7.20%, 03/15/39	375,000	528,894
Pharmacia Corp., 6.60%, 12/01/28	123,000	159,048
Sanofi, 1.25%, 04/10/18	250,000	246,017
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	70,421
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	116,628
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	185,316
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	196,085
Wyeth LLC, 5.50%, 02/15/16	241,000	258,402
Zoetis, Inc., 3.25%, 02/01/23	50,000	49,350

		7,293,844

Real Estate Investment Trusts (REITs) 0.5%
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	442,203
Digital Realty Trust LP, 5.25%, 03/15/21 (e)	250,000	269,373
Duke Realty LP, 3.88%, 10/15/22	250,000	252,743
ERP Operating LP, 5.38%, 08/01/16	205,000	222,795
HCP, Inc., 6.00%, 01/30/17	328,000	364,959
3.75%, 02/01/19	250,000	265,066
Health Care REIT, Inc., 5.25%, 01/15/22	300,000	332,525
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	100,000	99,000
Kilroy Realty LP, 4.80%, 07/15/18	200,000	216,171
Realty Income Corp., 4.65%, 08/01/23	250,000	269,053
Simon Property Group LP, 6.10%, 05/01/16	287,000	309,681
4.75%, 03/15/42	250,000	263,845
UDR, Inc., 4.25%, 06/01/18	100,000	107,442
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21	100,000	109,186
4.25%, 03/01/22	250,000	263,089
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	338,193

		4,125,324

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	144,000	202,525
5.05%, 03/01/41	350,000	381,878
CSX Corp., 7.38%, 02/01/19	305,000	370,682
3.70%, 10/30/20	200,000	211,305
5.50%, 04/15/41	100,000	115,078
FedEx Corp., 3.88%, 08/01/42	50,000	45,045
Norfolk Southern Corp., 2.90%, 02/15/23	92,000	89,185
3.85%, 01/15/24	250,000	258,654
5.59%, 05/17/25	59,000	68,224
4.84%, 10/01/41	15,000	15,930
6.00%, 05/23/11	100,000	120,269
Ryder System, Inc., 2.50%, 03/01/18	250,000	255,432
Union Pacific Corp., 2.75%, 04/15/23	400,000	390,053
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	106,711
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	266,822

		2,897,793

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	325,022
Broadcom Corp., 2.70%, 11/01/18	100,000	102,673
Intel Corp., 2.70%, 12/15/22	250,000	242,000
4.80%, 10/01/41	200,000	209,622

		879,317

Software 0.3%
CA, Inc., 4.50%, 08/15/23	240,000	252,400
Microsoft Corp., 1.00%, 05/01/18	500,000	492,049
3.00%, 10/01/20	350,000	363,405
3.63%, 12/15/23	250,000	260,012
Oracle Corp., 5.25%, 01/15/16	48,000	51,242
1.20%, 10/15/17	350,000	348,100
5.00%, 07/08/19	100,000	112,760
5.38%, 07/15/40	300,000	339,877

		2,219,845

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	211,850
Gap, Inc. (The), 5.95%, 04/12/21	100,000	114,117
Home Depot, Inc. (The), 5.40%, 03/01/16	410,000	440,558
5.88%, 12/16/36	230,000	283,927
5.95%, 04/01/41	100,000	124,339
4.40%, 03/15/45	200,000	203,004
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	203,689

		1,581,484

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc., 1.00%, 05/03/18	500,000	488,989
3.85%, 05/04/43	250,000	230,314
EMC Corp., 1.88%, 06/01/18	500,000	499,019
Hewlett-Packard Co., 4.65%, 12/09/21	500,000	542,741
NetApp, Inc., 3.38%, 06/15/21	150,000	150,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman, 4.75%, 01/01/25 (c)	$200,000	$200,000

		2,111,854

Textiles, Apparel & Luxury Goods 0.0% †
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	107,848
VF Corp., 3.50%, 09/01/21	200,000	208,429

		316,277

Thrifts & Mortgage Finance 0.0% †
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	261,329

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/18	133,000	172,569
9.25%, 08/06/19	89,000	116,752
2.85%, 08/09/22	250,000	239,276
10.20%, 02/06/39	39,000	67,044
4.25%, 08/09/42	100,000	91,702
5.38%, 01/31/44	100,000	107,496
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	521,938
Philip Morris International, Inc., 5.65%, 05/16/18	150,000	170,608
4.88%, 11/15/43	150,000	159,316
Reynolds American, Inc., 4.75%, 11/01/42	150,000	142,581

		1,789,282

Wireless Telecommunication Services 0.3%
America Movil SAB de CV, 5.00%, 03/30/20	500,000	552,779
6.38%, 03/01/35	123,000	147,701
Rogers Communications, Inc., 3.00%, 03/15/23	250,000	239,190
5.00%, 03/15/44	250,000	259,794
Vodafone Group PLC, 2.95%, 02/19/23	500,000	482,078
7.88%, 02/15/30	144,000	199,045
6.15%, 02/27/37	75,000	89,306

		1,969,893

Total Corporate Bonds (cost $178,728,128)		190,349,428

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, RB, 6.26%, 04/01/49	150,000	199,908
City of San Francisco CA Public Utilities Commission Water Revenue, RB, 6.00%, 11/01/40	100,000	124,473
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	126,205
Los Angeles Community College District, GO, 6.75%, 08/01/49	200,000	285,974
Los Angeles Unified School District, GO, 6.76%, 07/01/34	250,000	335,935
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	210,000	293,996
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	300,000	355,275
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	162,801
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	236,408
State of California, GO 7.55%, 04/01/39	375,000	557,647
7.63%, 03/01/40	320,000	477,498

		3,156,120

Colorado 0.0% †
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	48,450

Connecticut 0.1%
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	223,962

Georgia 0.0% †
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	180,927

Illinois 0.1%
State of Illinois, GO 5.88%, 03/01/19	100,000	111,330
5.10%, 06/01/33	685,000	665,950

		777,280

Massachusetts 0.0% †
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	187,913

New Jersey 0.1%
New Jersey Economic Development Authority, RB, National-RE Insured, Series A, 7.43%, 02/15/29	150,000	193,818
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	310,881
Rutgers-State University of New Jersey, RB, 5.67%, 05/01/40	250,000	304,310

		809,009

New York 0.2%
City of New York, GO, 5.85%, 06/01/40	220,000	270,499
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	290,000	422,440
New York City Municipal Water Finance Authority, Refunding, RB, 5.79%, 06/15/41	300,000	330,147
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	460,000	569,903

		1,592,989

Ohio 0.1%
American Power, Inc., RB, 7.50%, 02/15/50	100,000	140,646
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	218,156

		358,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value

Pennsylvania 0.0% †
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	$200,000	$220,678

Texas 0.0% †
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	117,579

Total Municipal Bonds (cost $6,365,962)		7,673,709

Sovereign Bonds 3.1%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 5.88%, 01/15/19	500,000	566,500
7.13%, 01/20/37	595,000	747,380

		1,313,880

CANADA 0.2%
Province of Nova Scotia Canada, 5.13%, 01/26/17	115,000	126,377
Province of Ontario Canada, 4.75%, 01/19/16	205,000	217,162
2.30%, 05/10/16	400,000	410,712
1.20%, 02/14/18	750,000	740,703
Province of Quebec Canada, 7.50%, 09/15/29	200,000	282,813

		1,777,767

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19	600,000	723,600
7.38%, 09/18/37	250,000	339,375

		1,062,975

ISRAEL 0.0% †
Israel Government International Bond, 3.15%, 06/30/23	250,000	247,397

ITALY 0.1%
Italy Government International Bond, 4.75%, 01/25/16	287,000	303,213
5.38%, 06/15/33	184,000	217,765

		520,978

JAPAN 0.1%
Japan Finance Corp., 2.50%, 05/18/16	200,000	206,742
2.25%, 07/13/16	200,000	206,097
1.13%, 07/19/17	350,000	349,907

		762,746

MEXICO 0.2%
Mexico Government International Bond, 5.63%, 01/15/17	250,000	276,253
5.13%, 01/15/20	250,000	280,867
6.75%, 09/27/34	373,000	480,559
4.75%, 03/08/44	350,000	353,642
5.75%, 10/12/10	200,000	213,977

		1,605,298

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	250,000	276,321
6.70%, 01/26/36	250,000	307,693

		584,014

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	870,000	1,046,175

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	250,000	296,875
7.75%, 01/14/31	250,000	347,727
6.38%, 10/23/34	500,000	630,350

		1,274,952

POLAND 0.1%
Poland Government International Bond, 5.00%, 10/19/15	156,000	164,084
5.13%, 04/21/21	125,000	140,014
5.00%, 03/23/22	450,000	499,058

		803,156

SOUTH AFRICA 0.0% †
South Africa Government International Bond, 4.67%, 01/17/24	250,000	254,605
6.25%, 03/08/41	100,000	113,880

		368,485

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 01/29/21	350,000	370,526
Republic of Korea, 5.63%, 11/03/25	200,000	246,776

		617,302

SUPRANATIONAL 1.1%
African Development Bank, 2.50%, 03/15/16	250,000	258,159
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	295,888
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	361,251
1.00%, 09/17/18	500,000	487,843
European Investment Bank, 0.63%, 04/15/16	500,000	500,934
2.50%, 05/16/16	200,000	206,921
5.13%, 09/13/16	250,000	273,167
1.25%, 10/14/16	250,000	252,798
1.13%, 12/15/16	750,000	754,645
5.13%, 05/30/17	500,000	556,241
1.13%, 09/15/17	1,000,000	998,805
1.00%, 06/15/18	1,000,000	980,097
Inter-American Development Bank, 5.13%, 09/13/16	65,000	71,009
1.75%, 08/24/18	500,000	504,448
International Bank for Reconstruction & Development, 1.13%, 07/18/17	500,000	500,600
7.63%, 01/19/23	677,000	938,841

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (Continued)

	Principal Amount	Market Value
SUPRANATIONAL (continued)
International Finance Corp., 2.25%, 04/11/16	$250,000	$257,417
1.13%, 11/23/16	550,000	554,338

		8,753,402

SWEDEN 0.1%
Svensk Exportkredit AB, 0.63%, 05/31/16	500,000	500,231

TURKEY 0.3%
Turkey Government International Bond, 6.75%, 04/03/18	500,000	562,730
5.63%, 03/30/21	350,000	382,196
3.25%, 03/23/23	500,000	462,605
6.00%, 01/14/41	750,000	805,868

		2,213,399

URUGUAY 0.1%
Uruguay Government International Bond, 4.50%, 08/14/24	350,000	369,373
5.10%, 06/18/50	150,000	148,259

		517,632

Total Sovereign Bonds (cost $23,234,434)		23,969,789

U.S. Government Mortgage Backed Agencies 29.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11003 7.50%, 04/01/15	43	44
Pool# E81396 7.00%, 10/01/15	74	76
Pool# E84097 6.50%, 12/01/15	232	238
Pool# E00938 7.00%, 01/01/16	925	953
Pool# E82132 7.00%, 01/01/16	212	219
Pool# E82815 6.00%, 03/01/16	474	491
Pool# E83231 6.00%, 04/01/16	214	221
Pool# E83233 6.00%, 04/01/16	507	524
Pool# G11972 6.00%, 04/01/16	11,582	11,923
Pool# E83933 6.50%, 05/01/16	39	41
Pool# E84236 6.50%, 06/01/16	522	544
Pool# E00996 6.50%, 07/01/16	230	240
Pool# E84912 6.50%, 08/01/16	2,079	2,172
Pool# E85387 6.00%, 09/01/16	557	566
Pool# E86533 6.00%, 12/01/16	658	689
Pool# E87584 6.00%, 01/01/17	670	704
Pool# E86995 6.50%, 01/01/17	1,931	2,024
Pool# E87291 6.50%, 01/01/17	3,690	3,847
Pool# E88076 6.00%, 02/01/17	1,275	1,342
Pool# E88055 6.50%, 02/01/17	8,467	8,931
Pool# E88134 6.00%, 03/01/17	297	313
Pool# E88768 6.00%, 03/01/17	1,685	1,746
Pool# E88729 6.00%, 04/01/17	1,686	1,780
Pool# E89149 6.00%, 04/01/17	1,221	1,281
Pool# E89151 6.00%, 04/01/17	1,587	1,672
Pool# E89217 6.00%, 04/01/17	1,715	1,805
Pool# E89222 6.00%, 04/01/17	6,385	6,663
Pool# E89347 6.00%, 04/01/17	519	546
Pool# E89496 6.00%, 04/01/17	814	859
Pool# E89203 6.50%, 04/01/17	1,206	1,272
Pool# E89530 6.00%, 05/01/17	3,917	4,117
Pool# E89909 6.00%, 05/01/17	1,165	1,231
Pool# B15071 6.00%, 06/01/17	18,993	19,905
Pool# E01157 6.00%, 06/01/17	4,820	5,080
Pool# E90194 6.00%, 06/01/17	1,131	1,192
Pool# E90313 6.00%, 06/01/17	467	492
Pool# E90591 5.50%, 07/01/17	3,297	3,463
Pool# E90645 6.00%, 07/01/17	5,436	5,737
Pool# G11399 5.50%, 04/01/18	10,160	10,670
Pool# B10210 5.50%, 10/01/18	36,257	38,590
Pool# B11548 5.50%, 12/01/18	14,804	15,859
Pool# B12908 5.50%, 03/01/19	5,388	5,776
Pool# E01604 5.50%, 03/01/19	19,960	21,326
Pool# B13430 5.50%, 04/01/19	18,921	20,030
Pool# B15396 5.50%, 06/01/19	14,403	15,450
Pool# G18007 6.00%, 07/01/19	9,524	10,306
Pool# B16087 6.00%, 08/01/19	33,003	35,804
Pool# G18022 5.50%, 11/01/19	34,413	36,972
Pool# B14288 5.50%, 12/01/19	7,180	7,738
Pool# J02325 5.50%, 07/01/20	23,762	25,614
Pool# J00935 5.00%, 12/01/20	11,611	12,455
Pool# J00854 5.00%, 01/01/21	115,854	124,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J00855 5.50%, 01/01/21	$24,938	$26,993
Pool# J01279 5.50%, 02/01/21	9,405	10,160
Pool# J01570 5.50%, 04/01/21	8,908	9,618
Pool# J01771 5.00%, 05/01/21	8,662	9,346
Pool# J01879 5.00%, 05/01/21	6,832	7,372
Pool# J06015 5.00%, 05/01/21	42,470	45,718
Pool# J05950 5.50%, 05/01/21	117,509	127,263
Pool# G18122 5.00%, 06/01/21	21,590	23,241
Pool# J01980 6.00%, 06/01/21	10,766	11,828
Pool# J03074 5.00%, 07/01/21	14,502	15,604
Pool# J03028 5.50%, 07/01/21	12,171	13,176
Pool# J09912 4.00%, 06/01/24	2,131,414	2,265,793
Pool# C00351 8.00%, 07/01/24	583	682
Pool# D60780 8.00%, 06/01/25	1,991	2,346
Pool# G30267 5.00%, 08/01/25	391,653	431,645
Pool# J13883 3.50%, 12/01/25	1,095,597	1,154,185
Pool# J18127 3.00%, 03/01/27	453,999	468,439
Pool# J18702 3.00%, 03/01/27	511,091	527,347
Pool# J19106 3.00%, 05/01/27	182,946	188,765
Pool# J20471 3.00%, 09/01/27	829,049	855,159
Pool# D82854 7.00%, 10/01/27	1,286	1,483
Pool# G14609 3.00%, 11/01/27	1,082,240	1,115,649
Pool# C00566 7.50%, 12/01/27	1,987	2,336
Pool# G15100 2.50%, 07/01/28	292,166	294,118
Pool# C00678 7.00%, 11/01/28	2,428	2,812
Pool# C18271 7.00%, 11/01/28	2,323	2,699
Pool# C00836 7.00%, 07/01/29	1,124	1,306
Pool# C31282 7.00%, 09/01/29	233	269
Pool# C31285 7.00%, 09/01/29	2,461	2,867
Pool# A18212 7.00%, 11/01/29	35,099	40,775
Pool# C32914 8.00%, 11/01/29	2,487	2,990
Pool# C37436 8.00%, 01/01/30	2,453	2,937
Pool# C36306 7.00%, 02/01/30	573	667
Pool# C36429 7.00%, 02/01/30	568	661
Pool# C00921 7.50%, 02/01/30	2,261	2,680
Pool# G01108 7.00%, 04/01/30	958	1,111
Pool# C37703 7.50%, 04/01/30	1,581	1,875
Pool# C41561 8.00%, 08/01/30	1,693	2,045
Pool# C01051 8.00%, 09/01/30	3,449	4,140
Pool# C43550 7.00%, 10/01/30	3,584	4,163
Pool# C44017 7.50%, 10/01/30	400	477
Pool# C43967 8.00%, 10/01/30	29,533	35,349
Pool# C44957 8.00%, 11/01/30	2,616	3,163
Pool# C01106 7.00%, 12/01/30	14,427	16,732
Pool# C01103 7.50%, 12/01/30	1,482	1,760
Pool# C01116 7.50%, 01/01/31	1,463	1,740
Pool# C46932 7.50%, 01/01/31	575	641
Pool# C47287 7.50%, 02/01/31	3,135	3,720
Pool# C48851 7.00%, 03/01/31	1,896	2,204
Pool# G01217 7.00%, 03/01/31	13,434	15,592
Pool# C48206 7.50%, 03/01/31	1,523	1,817
Pool# C91366 4.50%, 04/01/31	314,546	341,319
Pool# C91377 4.50%, 06/01/31	171,957	186,594
Pool# C53324 7.00%, 06/01/31	1,867	2,158
Pool# C01209 8.00%, 06/01/31	984	1,189
Pool# C54792 7.00%, 07/01/31	12,262	14,223
Pool# C55071 7.50%, 07/01/31	540	644
Pool# G01309 7.00%, 08/01/31	2,667	3,094
Pool# C01222 7.00%, 09/01/31	2,222	2,580
Pool# G01311 7.00%, 09/01/31	18,156	21,054
Pool# G01315 7.00%, 09/01/31	689	798
Pool# C58647 7.00%, 10/01/31	876	1,017
Pool# C58694 7.00%, 10/01/31	5,245	6,104
Pool# C60012 7.00%, 11/01/31	1,465	1,697
Pool# C61298 8.00%, 11/01/31	2,266	2,739
Pool# C61105 7.00%, 12/01/31	4,857	5,647
Pool# C01305 7.50%, 12/01/31	2,194	2,614
Pool# C62218 7.00%, 01/01/32	2,296	2,658

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C63171 7.00%, 01/01/32	$8,640	$10,055
Pool# C64121 7.50%, 02/01/32	3,480	4,143
Pool# C01345 7.00%, 04/01/32	10,769	12,512
Pool# C66744 7.00%, 04/01/32	857	950
Pool# G01391 7.00%, 04/01/32	31,671	36,749
Pool# C65717 7.50%, 04/01/32	3,572	4,256
Pool# C01370 8.00%, 04/01/32	3,453	4,173
Pool# C66916 7.00%, 05/01/32	14,963	17,430
Pool# C67235 7.00%, 05/01/32	9,932	10,926
Pool# C01381 8.00%, 05/01/32	15,408	18,641
Pool# C68290 7.00%, 06/01/32	3,848	4,482
Pool# C68300 7.00%, 06/01/32	15,207	17,671
Pool# G01449 7.00%, 07/01/32	21,154	24,532
Pool# C68988 7.50%, 07/01/32	2,687	3,166
Pool# C69908 7.00%, 08/01/32	21,704	25,250
Pool# C70211 7.00%, 08/01/32	10,596	12,346
Pool# C91558 3.50%, 09/01/32	298,199	309,580
Pool# C71089 7.50%, 09/01/32	4,050	4,825
Pool# G01536 7.00%, 03/01/33	20,470	23,824
Pool# G30642 3.00%, 05/01/33	161,540	163,938
Pool# G30646 3.00%, 05/01/33	360,576	365,815
Pool# K90535 3.00%, 05/01/33	74,903	75,991
Pool# A16419 6.50%, 11/01/33	13,244	15,056
Pool# A16522 6.50%, 12/01/33	55,838	63,462
Pool# C01806 7.00%, 01/01/34	10,230	11,940
Pool# A21356 6.50%, 04/01/34	55,061	62,445
Pool# C01851 6.50%, 04/01/34	49,583	56,223
Pool# A22067 6.50%, 05/01/34	68,022	77,112
Pool# A24301 6.50%, 05/01/34	81,904	92,931
Pool# A24988 6.50%, 07/01/34	18,627	21,050
Pool# G01741 6.50%, 10/01/34	23,798	27,341
Pool# G08023 6.50%, 11/01/34	43,222	48,885
Pool# A33137 6.50%, 01/01/35	9,656	10,931
Pool# G08064 6.50%, 04/01/35	30,150	33,996
Pool# G01947 7.00%, 05/01/35	25,714	29,933
Pool# A38255 5.50%, 10/01/35	326,360	361,992
Pool# A38531 5.50%, 10/01/35	518,547	574,837
Pool# G08088 6.50%, 10/01/35	182,381	205,719
Pool# A39759 5.50%, 11/01/35	30,939	34,298
Pool# A40376 5.50%, 12/01/35	25,263	28,005
Pool# A42305 5.50%, 01/01/36	71,732	79,519
Pool# A41548 7.00%, 01/01/36	43,325	49,752
Pool# G08111 5.50%, 02/01/36	86,786	96,207
Pool# A48303 7.00%, 02/01/36	8,942	10,274
Pool# A43861 5.50%, 03/01/36	176,245	195,377
Pool# A43884 5.50%, 03/01/36	457,788	510,416
Pool# A43885 5.50%, 03/01/36	395,846	441,352
Pool# A43886 5.50%, 03/01/36	563,576	628,366
Pool# A48378 5.50%, 03/01/36	342,194	381,533
Pool# G08116 5.50%, 03/01/36	86,440	95,824
Pool# A43534 6.50%, 03/01/36	27,523	30,926
Pool# A48735 5.50%, 05/01/36	42,629	47,230
Pool# G08136 6.50%, 06/01/36	28,850	32,478
Pool# A53039 6.50%, 10/01/36	102,984	116,011
Pool# A53219 6.50%, 10/01/36	33,633	37,867
Pool# A57803 6.50%, 02/01/37	108,682	122,295
Pool# A66192 6.50%, 09/01/37	89,204	99,950
Pool# G04251 6.50%, 04/01/38	19,232	21,440
Pool# A79540 6.50%, 07/01/38	14,233	15,867
Pool# G04569 6.50%, 08/01/38	17,216	19,289
Pool# A82297 6.50%, 10/01/38	65,742	73,311
Pool# A83464 6.50%, 11/01/38	12,570	14,020
Pool# A84168 6.50%, 01/01/39	10,475	11,686
Pool# A84252 6.50%, 01/01/39	44,899	50,073
Pool# A84287 6.50%, 01/01/39	40,678	45,355
Pool# A84584 6.50%, 02/01/39	1,933	2,159

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05535 4.50%, 07/01/39	$2,555,556	$2,750,917
Pool# A88133 4.50%, 08/01/39	1,805,028	1,943,013
Pool# A91165 5.00%, 02/01/40	4,710,468	5,195,499
Pool# A93996 4.50%, 09/01/40	1,183,083	1,272,785
Pool# A96049 4.00%, 01/01/41	2,305,244	2,422,667
Pool# G06818 4.00%, 11/01/41	178,538	187,520
Pool# G07158 3.50%, 10/01/42	599,184	609,880
Pool# G07163 3.50%, 10/01/42	255,155	259,789
Pool# Q11532 3.50%, 10/01/42	190,872	194,279
Pool# Q12051 3.50%, 10/01/42	348,950	355,180
Pool# C09020 3.50%, 11/01/42	1,151,813	1,172,375
Pool# G07264 3.50%, 12/01/42	595,530	606,162
Pool# Q14292 3.50%, 01/01/43	104,638	106,539
Pool# Q14881 3.50%, 01/01/43	122,275	124,458
Pool# Q15774 3.00%, 02/01/43	1,783,515	1,748,542
Pool# Q15884 3.00%, 02/01/43	1,039,453	1,019,070
Pool# V80002 2.50%, 04/01/43	470,417	442,027
Pool# G08528 3.00%, 04/01/43	4,984,915	4,887,164
Pool# Q16915 3.00%, 04/01/43	922,628	905,978
Pool# Q18523 3.50%, 05/01/43	1,947,719	1,982,488
Pool# G08534 3.00%, 06/01/43	1,263,848	1,238,670
Pool# Q18751 3.50%, 06/01/43	2,321,677	2,363,122
Pool# G07410 3.50%, 07/01/43	192,616	196,295
Pool# Q26869 4.00%, 06/01/44	1,796,512	1,889,706
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 08/15/29	4,100,000	4,119,539
3.00%, 08/15/29	500,000	514,218
3.50%, 08/15/29	1,000,000	1,051,250
3.50%, 08/15/44	1,000,000	1,016,719
4.00%, 08/15/44	5,100,000	5,352,211
4.50%, 08/15/44	500,000	537,617
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.32%, 07/01/41 (a)	395,167	415,922
Pool# 2B0108 2.60%, 01/01/42 (a)	40,143	41,827
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	622,092	673,565
Pool# 990972 6.00%, 09/01/23	27,018	29,734
Pool# AA2549 4.00%, 04/01/24	275,770	293,328
Pool# 935348 5.50%, 06/01/24	63,158	68,762
Pool# AC1374 4.00%, 08/01/24	298,721	318,908
Pool# AC1529 4.50%, 09/01/24	112,059	119,925
Pool# AD0244 4.50%, 10/01/24	91,292	97,700
Pool# AD4089 4.50%, 05/01/25	949,447	1,016,687
Pool# 890216 4.50%, 07/01/25	165,936	177,688
Pool# AH1361 3.50%, 12/01/25	433,698	457,721
Pool# AH1518 3.50%, 12/01/25	280,096	295,479
Pool# AE6384 4.00%, 01/01/26	46,573	49,553
Pool# AL0298 4.00%, 05/01/26	667,346	712,966
Pool# AB4277 3.00%, 01/01/27	1,793,230	1,853,261
Pool# AP4746 3.00%, 08/01/27	299,943	309,890
Pool# AP4640 3.00%, 09/01/27	160,070	165,429
Pool# AP7855 3.00%, 09/01/27	1,639,971	1,694,359
Pool# AB6886 3.00%, 11/01/27	158,203	163,499
Pool# AB6887 3.00%, 11/01/27	319,294	329,883
Pool# AQ3758 3.00%, 11/01/27	198,697	205,287
Pool# AQ4532 3.00%, 11/01/27	225,911	233,368
Pool# AQ5096 3.00%, 11/01/27	416,421	430,231
Pool# AQ7406 3.00%, 11/01/27	154,863	159,975
Pool# AQ2884 3.00%, 12/01/27	164,102	169,545
Pool# AS0487 2.50%, 09/01/28	563,013	567,147
Pool# 930998 4.50%, 04/01/29	138,371	149,933
Pool# MA0243 5.00%, 11/01/29	65,550	72,243
Pool# MA0268 5.00%, 12/01/29	46,856	51,641
Pool# AB1038 5.00%, 05/01/30	72,191	79,562
Pool# AD5655 5.00%, 05/01/30	117,297	129,494
Pool# MA0443 5.00%, 05/01/30	78,171	86,300
Pool# MA0559 5.00%, 09/01/30	28,131	31,056

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AH1515 4.00%, 12/01/30	$855,827	$912,526
Pool# AD0716 6.50%, 12/01/30	2,484,328	2,841,912
Pool# MA0641 4.00%, 02/01/31	964,814	1,028,733
Pool# 560868 7.50%, 02/01/31	584	697
Pool# 607212 7.50%, 10/01/31	18,184	21,476
Pool# 607632 6.50%, 11/01/31	107	123
Pool# MA1029 3.50%, 04/01/32	706,815	734,011
Pool# MA1107 3.50%, 07/01/32	191,084	198,377
Pool# MA1166 3.50%, 09/01/32	1,116,081	1,158,675
Pool# 661664 7.50%, 09/01/32	13,379	15,862
Pool# 656559 6.50%, 02/01/33	58,452	67,142
Pool# 694846 6.50%, 04/01/33	13,457	15,446
Pool# AB9300 3.00%, 05/01/33	151,540	153,742
Pool# AB9402 3.00%, 05/01/33	403,327	409,188
Pool# AB9403 3.00%, 05/01/33	155,779	157,361
Pool# 254767 5.50%, 06/01/33	1,535,933	1,710,765
Pool# MA1527 3.00%, 08/01/33	849,157	861,496
Pool# 750229 6.50%, 10/01/33	42,611	48,229
Pool# 725228 6.00%, 03/01/34	1,561,863	1,762,548
Pool# 725424 5.50%, 04/01/34	1,767,124	1,968,272
Pool# 788027 6.50%, 09/01/34	59,536	67,110
Pool# 735141 5.50%, 01/01/35	930,394	1,035,718
Pool# 735227 5.50%, 02/01/35	1,043,132	1,161,217
Pool# AL4260 5.50%, 09/01/36	121,558	135,395
Pool# 310104 5.50%, 08/01/37	987,716	1,100,146
Pool# 955194 7.00%, 11/01/37	619,867	705,002
Pool# AA9611 4.00%, 07/01/39	1,650,782	1,741,574
Pool# 994002 4.00%, 08/01/39	2,930,496	3,092,589
Pool# AC9890 3.30%, 04/01/40 (a)	1,669,991	1,750,782
Pool# AB1388 4.50%, 08/01/40	1,265,846	1,364,493
Pool# AD8536 5.00%, 08/01/40	4,286,142	4,731,834
Pool# AB1735 3.50%, 11/01/40	36,456	37,226
Pool# 932888 3.50%, 01/01/41	235,776	241,421
Pool# 932891 3.50%, 01/01/41	39,792	40,702
Pool# AB2067 3.50%, 01/01/41	820,013	837,342
Pool# AB2068 3.50%, 01/01/41	470,205	480,142
Pool# AL0390 5.00%, 05/01/41	1,033,078	1,140,502
Pool# AJ1249 3.30%, 09/01/41 (a)	515,496	543,091
Pool# AI9920 4.00%, 09/01/41	34,787	36,596
Pool# AI9851 4.50%, 09/01/41	136,861	147,826
Pool# AL0761 5.00%, 09/01/41	1,705,457	1,882,798
Pool# AJ5431 4.50%, 10/01/41	233,034	251,777
Pool# AJ4861 4.00%, 12/01/41	489,535	515,006
Pool# AL1437 2.75%, 01/01/42 (a)	209,487	217,442
Pool# AK0714 2.44%, 02/01/42 (a)	55,198	57,245
Pool# AK4520 4.00%, 03/01/42	707,088	743,989
Pool# AB5185 3.50%, 05/01/42	784,408	799,881
Pool# AO3575 4.50%, 05/01/42	82,069	88,644
Pool# AO4647 3.50%, 06/01/42	1,242,223	1,266,728
Pool# AO8036 4.50%, 07/01/42	2,245,574	2,424,781
Pool# AO9697 4.50%, 07/01/42	136,211	146,655
Pool# AP1919 4.50%, 07/01/42	204,743	221,115
Pool# AP1961 2.49%, 08/01/42 (a)	363,391	372,776
Pool# AP2092 4.50%, 08/01/42	97,260	105,022
Pool# AP6579 3.50%, 09/01/42	1,398,543	1,426,131
Pool# AP6756 4.00%, 09/01/42	34,783	36,588
Pool# AP7489 4.00%, 09/01/42	989,289	1,040,608
Pool# AB6524 3.50%, 10/01/42	2,640,004	2,692,083
Pool# AB7074 3.00%, 11/01/42	1,803,495	1,771,652
Pool# AB6786 3.50%, 11/01/42	272,735	278,115
Pool# AL2677 3.50%, 11/01/42	361,320	368,561
Pool# AL3000 3.50%, 12/01/42	444,728	453,501
Pool# AR4210 3.50%, 01/01/43	453,938	462,893
Pool# AB7779 3.00%, 02/01/43	615,636	604,189
Pool# AB9188 3.00%, 04/01/43	298,414	292,772
Pool# AR8213 3.50%, 04/01/43	495,415	505,343
Pool# AB9236 3.00%, 05/01/43	189,357	186,428
Pool# AB9237 3.00%, 05/01/43	848,462	834,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AB9238 3.00%, 05/01/43	$1,117,819	$1,098,432
Pool# AT4137 3.00%, 05/01/43	534,039	523,943
Pool# AB9362 3.50%, 05/01/43	935,531	954,717
Pool# AT2731 3.50%, 05/01/43	1,128,753	1,151,020
Pool# AT4145 3.00%, 06/01/43	416,539	409,315
Pool# AT5897 3.00%, 06/01/43	446,937	438,487
Pool# AB9814 3.00%, 07/01/43	1,142,628	1,122,810
Pool# AR7426 3.00%, 07/01/43	1,227,306	1,204,102
Pool# AU1628 3.00%, 07/01/43	2,969,537	2,913,395
Pool# AS0203 3.00%, 08/01/43	482,186	473,823
Pool# AU4959 3.00%, 10/01/43	394,452	386,871
Pool# AU9550 3.00%, 10/01/43	998,151	979,279
Pool# AV6103 4.00%, 01/01/44	1,646,367	1,731,772
Pool# AV6104 4.00%, 01/01/44	1,070,594	1,126,132
Federal National Mortgage Association Pool TBA
2.50%, 08/25/29	7,100,000	7,141,047
3.00%, 08/25/29	240,598	248,004
3.50%, 08/25/29	1,600,000	1,686,125
3.50%, 08/25/44	4,600,000	4,685,531
4.00%, 08/25/44	8,600,000	9,041,422
4.50%, 08/25/44	7,100,000	7,644,148
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	409	468
Pool# 376510 7.00%, 05/15/24	1,834	2,095
Pool# 457801 7.00%, 08/15/28	4,065	4,750
Pool# 486936 6.50%, 02/15/29	1,993	2,293
Pool# 502969 6.00%, 03/15/29	6,389	7,234
Pool# 487053 7.00%, 03/15/29	2,694	3,144
Pool# 781014 6.00%, 04/15/29	5,422	6,146
Pool# 509099 7.00%, 06/15/29	2,890	3,395
Pool# 470643 7.00%, 07/15/29	11,397	13,377
Pool# 434505 7.50%, 08/15/29	133	157
Pool# 416538 7.00%, 10/15/29	251	287
Pool# 524269 8.00%, 11/15/29	6,065	7,254
Pool# 781124 7.00%, 12/15/29	13,772	16,119
Pool# 507396 7.50%, 09/15/30	62,440	74,392
Pool# 531352 7.50%, 09/15/30	3,496	4,167
Pool# 536334 7.50%, 10/15/30	157	188
Pool# 540659 7.00%, 01/15/31	718	847
Pool# 486019 7.50%, 01/15/31	1,581	1,889
Pool# 535388 7.50%, 01/15/31	1,647	1,968
Pool# 537406 7.50%, 02/15/31	372	437
Pool# 528589 6.50%, 03/15/31	29,185	33,805
Pool# 508473 7.50%, 04/15/31	7,593	8,990
Pool# 544470 8.00%, 04/15/31	2,593	3,122
Pool# 781287 7.00%, 05/15/31	6,818	8,004
Pool# 549742 7.00%, 07/15/31	3,886	4,555
Pool# 781319 7.00%, 07/15/31	2,115	2,488
Pool# 485879 7.00%, 08/15/31	10,137	11,951
Pool# 572554 6.50%, 09/15/31	98,945	114,467
Pool# 555125 7.00%, 09/15/31	639	752
Pool# 781328 7.00%, 09/15/31	6,625	7,776
Pool# 550991 6.50%, 10/15/31	1,169	1,352
Pool# 571267 7.00%, 10/15/31	973	1,148
Pool# 574837 7.50%, 11/15/31	1,988	2,372
Pool# 555171 6.50%, 12/15/31	1,111	1,288
Pool# 781380 7.50%, 12/15/31	1,927	2,293
Pool# 781481 7.50%, 01/15/32	9,777	11,621
Pool# 580972 6.50%, 02/15/32	1,102	1,273
Pool# 781401 7.50%, 02/15/32	5,557	6,623
Pool# 781916 6.50%, 03/15/32	111,725	128,485
Pool# 552474 7.00%, 03/15/32	6,369	7,514
Pool# 781478 7.50%, 03/15/32	3,692	4,393
Pool# 781429 8.00%, 03/15/32	6,181	7,452
Pool# 781431 7.00%, 04/15/32	23,619	27,801
Pool# 568715 7.00%, 05/15/32	34,842	41,169
Pool# 552616 7.00%, 06/15/32	34,906	41,156
Pool# 570022 7.00%, 07/15/32	33,806	39,792
Pool# 583645 8.00%, 07/15/32	4,808	5,833
Pool# 595077 6.00%, 10/15/32	10,835	12,334
Pool# 596657 7.00%, 10/15/32	3,944	4,624

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 552903 6.50%, 11/15/32	$170,546	$197,057
Pool# 552952 6.00%, 12/15/32	14,105	16,054
Pool# 588192 6.00%, 02/15/33	8,886	10,115
Pool# 602102 6.00%, 02/15/33	12,956	14,768
Pool# 553144 5.50%, 04/15/33	48,936	54,725
Pool# 604243 6.00%, 04/15/33	24,483	27,883
Pool# 611526 6.00%, 05/15/33	18,261	20,818
Pool# 553320 6.00%, 06/15/33	38,651	44,016
Pool# 572733 6.00%, 07/15/33	7,372	8,402
Pool# 573916 6.00%, 11/15/33	28,897	32,888
Pool# 604788 6.50%, 11/15/33	109,804	126,311
Pool# 604875 6.00%, 12/15/33	52,043	59,185
Pool# 781688 6.00%, 12/15/33	62,756	71,477
Pool# 781690 6.00%, 12/15/33	25,430	28,960
Pool# 781699 7.00%, 12/15/33	10,362	12,197
Pool# 621856 6.00%, 01/15/34	28,304	32,221
Pool# 564799 6.00%, 03/15/34	112,525	127,986
Pool# 630038 6.50%, 08/15/34	71,890	82,605
Pool# 781804 6.00%, 09/15/34	71,670	81,552
Pool# 781847 6.00%, 12/15/34	65,179	74,155
Pool# 486921 5.50%, 02/15/35	22,515	25,222
Pool# 781902 6.00%, 02/15/35	54,834	62,427
Pool# 649510 5.50%, 10/15/35	463,310	518,147
Pool# 649513 5.50%, 10/15/35	735,044	822,044
Pool# 652207 5.50%, 03/15/36	258,513	288,626
Pool# 652539 5.00%, 05/15/36	28,868	31,784
Pool# 655519 5.00%, 05/15/36	40,620	44,724
Pool# 606308 5.50%, 05/15/36	56,244	62,795
Pool# 606314 5.50%, 05/15/36	22,052	24,628
Pool# 655457 6.00%, 05/15/36	13,803	15,693
Pool# 656666 6.00%, 06/15/36	97,144	109,971
Pool# 657912 6.50%, 08/15/36	7,266	8,309
Pool# 704630 5.50%, 07/15/39	101,603	113,422
Pool# 742235 4.00%, 12/15/40	201,461	213,675
Pool# 755655 4.00%, 12/15/40	115,271	122,908
Pool# 755656 4.00%, 12/15/40	149,969	160,091
Pool# 756631 4.00%, 12/15/40	47,817	51,044
Pool# 757038 4.00%, 12/15/40	387,890	414,072
Pool# 757039 4.00%, 12/15/40	576,481	614,673
Pool# 757043 4.00%, 12/15/40	101,247	108,081
Pool# 757044 4.00%, 12/15/40	155,082	165,357
Pool# 690662 4.00%, 01/15/41	132,946	141,754
Pool# 719486 4.00%, 01/15/41	93,736	99,946
Pool# 742244 4.00%, 01/15/41	476,956	508,554
Pool# 753826 4.00%, 01/15/41	135,534	144,386
Pool# 755959 4.00%, 01/15/41	338,036	360,854
Pool# 757555 4.00%, 02/15/41	58,381	62,322
Pool# 757557 4.00%, 02/15/41	91,317	97,367
Pool# AA6307 3.50%, 04/15/43	614,929	634,434
Pool# AB3946 3.50%, 04/15/43	245,711	253,505
Pool# AD6012 3.50%, 04/15/43	552,844	570,380
Pool# AD7471 3.50%, 04/15/43	590,420	609,148
Pool# AD7472 3.50%, 04/15/43	335,577	346,430
Pool# AD9472 3.50%, 04/15/43	323,115	333,566
Pool# AA6403 3.00%, 05/15/43	1,425,366	1,428,596
Government National Mortgage Association I Pool TBA
3.00%, 08/15/44	500,000	500,078
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	503,584	560,237
Pool# G24559 5.00%, 10/20/39	909,113	1,004,783
Pool# G24715 5.00%, 06/20/40	833,313	921,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool (continued)
Pool# G24747 5.00%, 07/20/40	$481,943	$532,660
Pool# G24771 4.50%, 08/20/40	1,460,658	1,591,832
Pool# G24834 4.50%, 10/20/40	3,425,788	3,733,440
Pool# 737727 4.00%, 12/20/40	1,789,524	1,898,643
Pool# 737730 4.00%, 12/20/40	500,521	531,041
Pool# G24923 4.50%, 01/20/41	493,835	537,566
Pool# G24978 4.50%, 03/20/41	78,854	85,837
Pool# G25017 4.50%, 04/20/41	927,686	1,009,257
Pool# G25082 4.50%, 06/20/41	1,474,750	1,604,424
Pool# G25175 4.50%, 09/20/41	1,005,253	1,093,645
Pool# G2675523 3.50%, 03/20/42	816,753	839,628
Pool# G2MA0392 3.50%, 09/20/42	2,979,457	3,074,544
Pool# G2MA0534 3.50%, 11/20/42	1,726,988	1,782,104
Pool# G2MA0852 3.50%, 03/20/43	1,949,549	2,011,767
Pool# G2MA0934 3.50%, 04/20/43	2,322,831	2,396,962
Pool# G2AF1001 3.50%, 06/20/43	473,886	487,159
Government National Mortgage Association II Pool TBA
3.00%, 08/15/44	8,900,000	8,919,469
4.00%, 08/15/44	5,100,000	5,404,008

Total U.S. Government Mortgage Backed Agencies (cost $222,001,251)		224,463,771

U.S. Government Sponsored & Agency Obligations 3.3%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	375,000	411,650
Federal Home Loan Banks
4.88%, 05/17/17	605,000	670,072
5.50%, 07/15/36	300,000	386,778
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	1,200,000	1,193,469
3.75%, 03/27/19	1,475,000	1,603,924
1.38%, 05/01/20	1,500,000	1,445,113
2.38%, 01/13/22	1,000,000	992,509
6.75%, 09/15/29	388,000	554,390
6.75%, 03/15/31	400,000	573,409
6.25%, 07/15/32	365,000	505,511
Federal National Mortgage Association
4.38%, 10/15/15	1,182,000	1,238,775
0.38%, 07/05/16	6,500,000	6,480,777
5.38%, 06/12/17	1,805,000	2,024,757
0.88%, 12/20/17	2,500,000	2,467,513
0.88%, 05/21/18	1,714,000	1,676,370
6.25%, 05/15/29	500,000	672,331
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	15,349
Tennessee Valley Authority
6.25%, 12/15/17	35,000	40,714
4.50%, 04/01/18	1,865,000	2,068,172
4.88%, 01/15/48	300,000	340,550

Total U.S. Government Sponsored & Agency Obligations (cost $24,487,296)		25,362,133

U.S. Treasury Bonds 5.3%

	Principal Amount	Market Value
U.S. Treasury Bonds
8.13%, 08/15/19	1,500,000	1,962,422
8.50%, 02/15/20	700,000	944,891
8.13%, 05/15/21	3,800,000	5,242,812
8.00%, 11/15/21	2,655,000	3,687,961
6.25%, 08/15/23	869,000	1,138,933
6.88%, 08/15/25	633,000	892,530
4.50%, 08/15/39	185,000	226,249
4.38%, 11/15/39	580,000	696,997
4.38%, 05/15/40	1,300,000	1,564,672
3.88%, 08/15/40	1,600,000	1,782,000
4.25%, 11/15/40	1,500,000	1,773,047
4.75%, 02/15/41	2,000,000	2,549,688
4.38%, 05/15/41	1,000,000	1,206,406
3.75%, 08/15/41	2,500,000	2,726,563
3.13%, 11/15/41	4,800,000	4,674,000
3.13%, 02/15/43	1,000,000	967,344
2.88%, 05/15/43	2,250,000	2,067,539
3.63%, 08/15/43	2,000,000	2,122,812
3.75%, 11/15/43	1,850,000	2,007,828
3.63%, 02/15/44	1,000,000	1,060,781
3.38%, 05/15/44	1,700,000	1,720,187

Total U.S. Treasury Bonds (cost $38,897,788)		41,015,662

U.S. Treasury Notes 29.8%

	Principal Amount	Market Value
U.S. Treasury Notes
0.25%, 08/15/15	7,500,000	7,508,203
1.38%, 11/30/15	6,000,000	6,089,063
2.00%, 01/31/16	12,000,000	12,305,626
0.38%, 02/15/16	5,000,000	5,003,906
0.25%, 02/29/16	11,500,000	11,485,625
2.13%, 02/29/16	6,000,000	6,167,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
0.25%, 04/15/16	$6,000,000	$5,984,063
2.63%, 04/30/16	3,055,000	3,172,427
1.75%, 05/31/16	4,500,000	4,604,765
1.50%, 07/31/16	4,000,000	4,075,000
0.63%, 08/15/16	1,000,000	1,000,937
4.88%, 08/15/16	1,833,000	1,992,815
0.88%, 09/15/16	3,000,000	3,015,469
3.00%, 09/30/16	1,325,000	1,393,320
0.63%, 11/15/16	3,500,000	3,493,438
0.63%, 02/15/17	2,000,000	1,989,688
4.63%, 02/15/17	3,060,000	3,353,569
0.88%, 02/28/17	3,000,000	3,001,875
3.00%, 02/28/17	1,845,000	1,947,628
4.50%, 05/15/17	3,595,000	3,948,883
0.63%, 05/31/17	2,000,000	1,980,625
2.75%, 05/31/17	4,335,000	4,551,750
2.50%, 06/30/17	3,450,000	3,598,242
0.50%, 07/31/17	2,000,000	1,968,125
1.88%, 09/30/17	1,800,000	1,841,344
0.75%, 10/31/17	3,000,000	2,958,750
1.88%, 10/31/17	1,800,000	1,839,937
4.25%, 11/15/17	6,415,000	7,046,477
0.88%, 01/31/18	5,500,000	5,420,937
2.75%, 02/28/18	2,000,000	2,099,062
2.88%, 03/31/18	2,000,000	2,107,188
0.63%, 04/30/18	3,000,000	2,914,219
1.00%, 05/31/18	2,500,000	2,458,594
1.38%, 06/30/18	1,200,000	1,195,687
1.38%, 09/30/18	3,000,000	2,977,500
1.25%, 10/31/18	4,650,000	4,585,336
1.25%, 11/30/18	2,000,000	1,969,375
1.38%, 12/31/18	4,000,000	3,956,250
1.25%, 01/31/19	2,000,000	1,965,000
1.38%, 02/28/19	6,000,000	5,917,500
1.50%, 02/28/19	5,000,000	4,959,375
1.50%, 03/31/19	2,000,000	1,982,812
1.63%, 04/30/19	4,000,000	3,981,875
1.13%, 05/31/19	2,000,000	1,942,812
1.50%, 05/31/19	1,000,000	988,594
1.00%, 06/30/19	1,000,000	963,750
1.63%, 06/30/19	2,000,000	1,987,500
1.00%, 08/31/19	2,000,000	1,920,625
3.38%, 11/15/19	2,370,000	2,557,008
1.38%, 01/31/20	1,500,000	1,458,281
3.63%, 02/15/20	5,410,000	5,907,044
1.25%, 02/29/20	3,000,000	2,891,250
1.13%, 04/30/20	1,500,000	1,430,391
3.50%, 05/15/20	2,000,000	2,171,250
2.63%, 08/15/20	2,000,000	2,067,500
2.13%, 08/31/20	5,350,000	5,370,898
1.75%, 10/31/20	1,000,000	979,375
2.00%, 11/30/20	1,500,000	1,489,453
3.63%, 02/15/21	2,500,000	2,732,422
3.13%, 05/15/21	750,000	795,117
2.13%, 06/30/21	300,000	297,938
1.75%, 05/15/22	3,000,000	2,871,562
1.63%, 08/15/22	2,200,000	2,079,000
1.63%, 11/15/22	3,000,000	2,822,344
2.00%, 02/15/23	3,000,000	2,898,750
1.75%, 05/15/23	2,000,000	1,885,625
2.50%, 08/15/23	3,800,000	3,805,937
2.75%, 11/15/23	3,000,000	3,062,344
2.75%, 02/15/24	3,000,000	3,056,250
2.50%, 05/15/24	3,000,000	2,985,000

Total U.S. Treasury Notes (cost $227,305,433)		229,228,093

Yankee Dollars 0.5%

	Principal Amount	Market Value
Banks 0.0% †
Westpac Banking Corp., 4.63%, 06/01/18	103,000	110,295

Chemicals 0.1%
Agrium, Inc.
3.15%, 10/01/22	50,000	49,122
6.13%, 01/15/41	100,000	120,720
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	149,797

		319,639

Electric Utilities 0.0% †
Hydro Quebec, 8.40%, 01/15/22	153,000	201,780

Energy Equipment & Services 0.0% †
Weatherford International Ltd., 5.50%, 02/15/16	51,000	54,505

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	277,036
TransCanada PipeLines Ltd., 5.85%, 03/15/36	300,000	358,757

		635,793

Metals & Mining 0.0% †
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	67,531
Teck Resources Ltd., 3.85%, 08/15/17	100,000	105,729

		173,260

Oil, Gas & Consumable Fuels 0.2%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	286,642
Encana Corp., 6.50%, 08/15/34	250,000	312,036
Nexen, Inc. 5.88%, 03/10/35	92,000	105,607
6.40%, 05/15/37	250,000	308,139
Petro-Canada, 5.95%, 05/15/35	189,000	225,104
Statoil ASA, 6.80%, 01/15/28	225,000	294,485
Talisman Energy, Inc., 7.25%, 10/15/27	92,000	112,840

		1,644,853

Road & Rail 0.1%
Canadian National Railway Co.
6.90%, 07/15/28	168,000	222,716
6.20%, 06/01/36	164,000	210,782

		433,498

Water Utilities 0.0% †
United Utilities PLC, 5.38%, 02/01/19	100,000	109,981

Total Yankee Dollars (cost $3,150,184)		3,683,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

Mutual Funds 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (f)(g)	1,498,553	$1,498,553

Total Mutual Funds (cost $1,498,553)		1,498,553

Repurchase Agreement 0.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $387,493, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $395,403. (g)	$387,492	387,492

Total Repurchase Agreement (cost $387,492)		387,492

TBA Sale Commitments (0.5)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp. Gold Pool TBA 5.50%, 08/15/44	(2,000,000)	(2,212,813)
Federal National Mortgage Association Pool TBA 5.00%, 08/25/44	(1,000,000)	(1,102,891)
5.50%, 08/25/44	(151,346)	(167,828)

Total TBA Sale Commitments (cost $(3,502,268))		(3,483,532)

Total Investments (cost $744,120,188) (h) — 99.6%		767,055,231
Other assets in excess of liabilities — 0.4%		2,952,750

NET ASSETS — 100.0%		$770,007,981

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2014.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $1,459,714 which represents 0.19% of net assets.
(d)	Investment in affiliate.
(e)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $420,306.
(f)	Represents 7-day effective yield as of July 31, 2014.
(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $429,453.
(h)	At July 31, 2014, the tax basis cost of the Fund’s investments was $744,206,850, tax unrealized appreciation and depreciation were $28,217,532 and $(5,369,151), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$4,370,313	$—	$4,370,313
Commercial Mortgage Backed Securities	—	18,536,216	—	18,536,216
Corporate Bonds	—	190,349,428	—	190,349,428
Municipal Bonds	—	7,673,709	—	7,673,709
Mutual Funds	1,498,553	—	—	1,498,553
Repurchase Agreement	—	387,492	—	387,492
Sovereign Bonds	—	23,969,789	—	23,969,789
U.S. Government Mortgage Backed Agencies	—	224,463,771	—	224,463,771
U.S. Government Sponsored & Agency Obligations	—	25,362,133	—	25,362,133
U.S. Treasury Bonds	—	41,015,662	—	41,015,662
U.S. Treasury Notes	—	229,228,093	—	229,228,093
Yankee Dollars	—	3,683,604	—	3,683,604

Total Assets	$1,498,553	$769,040,210	$—	$770,538,763

Liabilities:
U.S. Government Mortgage Backed Agencies	$—	$(3,483,532)	$—	$(3,483,532)

Total Liabilities	$—	$(3,483,532)	$—	$(3,483,532)

Total	$1,498,553	$765,556,678	$—	$767,055,231

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds 52.3%

	Principal Amount	Market Value
Airlines 0.6%
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	$3,403,311	$4,007,058
United Continental Holdings, Inc., 6.38%, 06/01/18	1,039,000	1,114,328

		5,121,386

Auto Components 0.7%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	500,000	565,000
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	3,700,000	4,014,500
Titan International, Inc., 6.88%, 10/01/20	660,000	669,900

		5,249,400

Automobiles 0.4%
Oshkosh Corp., 8.50%, 03/01/20	1,895,000	2,027,650
Toyota Motor Credit Corp., 1.13%, 05/16/17	1,000,000	996,478

		3,024,128

Banks 7.5%
Bank of America Corp., 1.50%, 10/09/15	4,787,000	4,827,979
Capital One Financial Corp., 1.00%, 11/06/15	3,251,000	3,260,370
Fifth Third Bancorp, 2.30%, 03/01/19	5,000,000	4,987,407
Goldman Sachs Capital II, 4.00%, 08/29/14 (a)	1,500,000	1,190,625
Goldman Sachs Group, Inc. (The), 0.63%, 07/22/15 (b)	1,533,000	1,534,180
0.68%, 03/22/16 (b)	7,000,000	6,998,094
KeyBank NA, 0.72%, 11/25/16 (b)	8,570,000	8,607,804
Morgan Stanley, 1.48%, 02/25/16 (b)	7,500,000	7,601,306
6.63%, 04/01/18	3,450,000	3,988,763
National City Bank, 0.60%, 06/07/17 (b)	3,000,000	2,990,024
SunTrust Bank, 0.52%, 08/24/15 (b)	7,745,000	7,730,032
Union Bank NA, 0.98%, 09/26/16 (b)	2,000,000	2,021,170
Wachovia Corp., 0.58%, 10/28/15 (b)	2,823,000	2,825,470

		58,563,224

Building Products 0.3%
Gibraltar Industries, Inc., 6.25%, 02/01/21	2,235,000	2,285,287

Capital Markets 0.6%
Jefferies Group LLC, 5.13%, 01/20/23	3,350,000	3,564,251
Raymond James Financial, Inc., 8.60%, 08/15/19	730,000	919,529

		4,483,780

Chemicals 0.4%
Huntsman International LLC, 8.63%, 03/15/20	3,305,000	3,511,563

Commercial Services & Supplies 2.7%
ADT Corp. (The), 6.25%, 10/15/21	4,500,000	4,680,000
Clean Harbors, Inc., 5.13%, 06/01/21	4,320,000	4,276,800
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	734,813
Republic Services, Inc., 5.50%, 09/15/19	10,000,000	11,405,891

		21,097,504

Construction & Engineering 0.5%
Fluor Corp., 3.38%, 09/15/21	3,860,000	3,967,499

Containers & Packaging 0.9%
Ball Corp., 6.75%, 09/15/20	5,000,000	5,262,500
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,830,000

		7,092,500

Distributors 0.5%
Group 1 Automotive, Inc., 5.00%, 06/01/22 (c)	2,000,000	2,000,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.38%, 03/15/20	1,541,000	1,612,271

		3,612,271

Diversified Financial Services 3.6%
General Electric Capital Corp., 5.30%, 02/11/21	5,000,000	5,699,001
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.88%, 02/01/22	4,500,000	4,612,500
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,665,021
Total System Services, Inc., 2.38%, 06/01/18	6,475,000	6,431,947
Western Union Co. (The), 1.23%, 08/21/15 (b)	2,000,000	2,012,424

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Diversified Financial Services (continued)
Western Union Co. (The), (continued) 5.93%, 10/01/16	$6,220,000	$6,833,123

		28,254,016

Diversified Telecommunication Services 1.3%
CenturyLink, Inc., 5.63%, 04/01/20	1,925,000	2,001,915
Corning, Inc., 7.25%, 08/15/36	595,000	754,757
Frontier Communications Corp., 8.50%, 04/15/20	4,750,000	5,486,250
Verizon Communications, Inc., 1.35%, 06/09/17	2,000,000	1,998,649

		10,241,571

Electric Utilities 0.1%
ITC Holdings Corp., 3.65%, 06/15/24	500,000	497,197

Electrical Equipment 0.4%
Thermo Fisher Scientific, Inc., 2.40%, 02/01/19	1,000,000	1,004,316
3.60%, 08/15/21	2,000,000	2,065,532

		3,069,848

Electronic Equipment & Instruments 1.0%
Tech Data Corp., 3.75%, 09/21/17	7,250,000	7,609,245

Energy Equipment & Services 1.1%
Cameron International Corp., 6.38%, 07/15/18	2,700,000	3,131,575
SEACOR Holdings, Inc., 7.38%, 10/01/19	5,060,000	5,643,944

		8,775,519

Food Products 1.3%
JBS USA LLC/JBS USA Finance, Inc., 5.88%, 07/15/24 (c)	3,750,000	3,703,125
Post Holdings, Inc., 7.38%, 02/15/22	5,155,000	5,438,525
Wells Enterprises, Inc., 6.75%, 02/01/20 (c)	1,281,000	1,335,443

		10,477,093

Gas Utilities 0.5%
Buckeye Partners LP, 2.65%, 11/15/18	1,360,000	1,379,360
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18	485,000	509,250
TransCanada PipeLines Ltd., 4.63%, 03/01/34	1,660,000	1,748,500

		3,637,110

Health Care Providers & Services 2.5%
Edwards Lifesciences Corp., 2.88%, 10/15/18	10,000,000	10,148,940
HealthSouth Corp., 8.13%, 02/15/20	5,000,000	5,300,000
Laboratory Corp of America Holdings, 5.63%, 12/15/15	1,850,000	1,970,101
Service Corp. International, 7.63%, 10/01/18	1,615,000	1,869,363

		19,288,404

Hotels, Restaurants & Leisure 1.6%
Graton Economic Development Authority, 9.63%, 09/01/19 (c)	1,685,000	1,870,350
International Game Technology, 5.35%, 10/15/23	5,500,000	5,673,695
MGM Resorts International, 6.63%, 12/15/21	4,000,000	4,310,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (c)	500,000	488,750

		12,342,795

Household Durables 1.3%
GrafTech International Ltd., 6.38%, 11/15/20	5,000,000	5,100,000
NVR, Inc., 3.95%, 09/15/22	5,026,000	5,068,301

		10,168,301

Household Products 0.4%
Tupperware Brands Corp., 4.75%, 06/01/21	3,335,000	3,557,144

Information Technology Services 1.4%
Computer Sciences Corp., 4.45%, 09/15/22	5,715,000	5,960,715
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	4,762,000	4,925,255

		10,885,970

Insurance 5.3%
Aflac, Inc., 8.50%, 05/15/19	4,960,000	6,341,469
American International Group, Inc., 5.60%, 10/18/16	3,886,000	4,267,420
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24	3,625,000	3,659,186
Fidelity National Financial, Inc., 5.50%, 09/01/22	2,285,000	2,483,606
Markel Corp., 7.13%, 09/30/19	3,715,000	4,433,904
MetLife, Inc., 4.75%, 02/08/21	6,450,000	7,198,520
Navigators Group, Inc. (The), 5.75%, 10/15/23	5,000,000	5,470,792
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,647,980
RLI Corp., 4.88%, 09/15/23	500,000	513,194
Torchmark Corp., 9.25%, 06/15/19	3,345,000	4,256,371

		41,272,442

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)
	Principal Amount	Market Value

Machinery 1.2%
Huntington Ingalls Industries, Inc., 6.88%, 03/15/18	$2,165,000	$2,273,250
7.13%, 03/15/21	6,320,000	6,778,200

		9,051,450

Media 0.8%
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,606,685
DISH DBS Corp., 4.25%, 04/01/18	2,500,000	2,537,500
Sirius XM Radio, Inc., 6.00%, 07/15/24 (c)	2,000,000	2,030,000

		6,174,185

Multiline Retail 0.7%
Dillard’s, Inc., 7.75%, 07/15/26	1,475,000	1,613,281
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	3,000,000	3,723,363

		5,336,644

Multi-Utilities & Unregulated Power 0.4%
NRG Energy, Inc., 7.63%, 01/15/18	165,000	183,150
8.50%, 06/15/19	2,520,000	2,620,800

		2,803,950

Oil, Gas & Consumable Fuels 1.4%
Denbury Resources, Inc., 5.50%, 05/01/22	1,400,000	1,372,000
Energy XXI Gulf Coast, Inc., 7.75%, 06/15/19	1,250,000	1,312,500
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20	2,395,000	2,568,637
Plains Exploration & Production Co., 6.50%, 11/15/20	3,074,000	3,392,928
Valero Energy Corp., 7.50%, 04/15/32	1,976,000	2,620,932

		11,266,997

Paper & Forest Products 0.3%
PH Glatfelter Co., 5.38%, 10/15/20	2,585,000	2,681,937

Real Estate Investment Trusts (REITs) 2.9%
Corporate Office Properties LP, 3.70%, 06/15/21	3,000,000	2,980,421
Digital Realty Trust LP, 5.25%, 03/15/21	10,000,000	10,774,903
Mack-Cali Realty LP, 4.50%, 04/18/22	7,000,000	7,068,664
Senior Housing Properties Trust, 3.25%, 05/01/19	1,000,000	1,010,572
Simon Property Group LP, 10.35%, 04/01/19	935,000	1,254,728

		23,089,288

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	500,000	506,629

Road & Rail 0.9%
Bristow Group, Inc., 6.25%, 10/15/22	5,000,000	5,318,750
Rent-A-Center, Inc., 6.63%, 11/15/20	1,240,000	1,227,600
United Rentals North America, Inc., 7.63%, 04/15/22	625,000	682,812

		7,229,162

Semiconductors & Semiconductor Equipment 0.2%
Xilinx, Inc., 2.13%, 03/15/19	1,250,000	1,243,275

Software 0.2%
Brocade Communications Systems, Inc., 4.63%, 01/15/23	2,000,000	1,931,711

Specialty Retail 3.3%
AutoZone, Inc., 4.00%, 11/15/20	9,382,000	9,937,900
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,200,375
Home Depot, Inc. (The), 5.95%, 04/01/41	5,000,000	6,216,923
L Brands, Inc., 7.00%, 05/01/20	4,000,000	4,500,000
O’Reilly Automotive, Inc., 4.63%, 09/15/21	3,500,000	3,799,126

		25,654,324

Technology Hardware, Storage & Peripherals 0.9%
Hewlett-Packard Co., 4.38%, 09/15/21	7,000,000	7,474,275

Wireless Telecommunication Services 2.1%
Crown Castle Towers LLC, 3.21%, 08/15/15 (c)	10,000,000	10,175,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20	5,900,000	6,187,625

		16,362,625

Total Corporate Bonds (cost $406,701,151)		408,891,649

U.S. Government Mortgage Backed Agencies 28.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J13885 3.50%, 12/01/25	3,349,877	3,525,353
Pool# J14732 4.00%, 03/01/26	106	113
Pool# G14820 3.50%, 12/01/26	3,436,139	3,618,281
Pool# J19197 3.00%, 05/01/27	1,763,824	1,819,926
Pool# C91149 6.00%, 01/01/28	71,070	79,823
Pool# G14748 3.00%, 04/01/28	3,403,225	3,510,409
Pool# G01616 6.00%, 07/01/33	41,930	47,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08087 6.00%, 10/01/35	$122,644	$137,466
Pool# G05963 4.50%, 04/01/40	980,964	1,055,954
Pool# A96464 4.00%, 01/01/41	1,117,117	1,174,020
Pool# G06229 4.00%, 01/01/41	1,056,863	1,110,697
Pool# Q06025 4.00%, 02/01/42	2,943,202	3,100,479
Pool# Q09481 3.50%, 07/01/42	1,563,420	1,591,329
Pool# T60798 3.50%, 07/01/42	1,130,471	1,137,934
Pool# T65103 3.00%, 11/01/42	2,406,058	2,342,335
Pool# Q22176 4.00%, 09/01/43	13,516,832	14,192,674
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	5,291,356	5,586,928
Pool# AL0578 3.50%, 08/01/26	468,924	494,678
Pool# MA0848 3.50%, 09/01/26	10,770,315	11,365,207
Pool# AJ5336 3.00%, 11/01/26	2,154,067	2,226,178
Pool# AJ6973 3.00%, 11/01/26	20,989,716	21,692,381
Pool# AL1121 3.50%, 12/01/26	6,485,463	6,841,657
Pool# AL4235 3.50%, 01/01/27	14,382,179	15,176,570
Pool# AL1345 3.00%, 02/01/27	3,584,883	3,704,893
Pool# AL1719 3.00%, 05/01/27	3,890,206	4,022,261
Pool# AL2908 3.00%, 08/01/27	992,037	1,025,247
Pool# AO3261 3.00%, 10/01/27	7,368,071	7,612,426
Pool# AL4180 3.50%, 09/01/28	7,190,877	7,585,813
Pool# MA1165 3.00%, 09/01/32	1,631,783	1,658,045
Pool# 730969 5.00%, 08/01/33	126,846	140,591
Pool# 932669 4.50%, 03/01/40	5,225,332	5,632,540
Pool# 890293 4.50%, 08/01/40	3,787,356	4,082,503
Pool# AB1845 4.00%, 11/01/40	14,762,668	15,537,708
Pool# AH0315 4.00%, 12/01/40	19,365,343	20,382,024
Pool# AH1107 4.00%, 12/01/40	1,242,378	1,312,844
Pool# AB3274 4.50%, 07/01/41	1,152,321	1,249,323
Pool# AL0658 4.50%, 08/01/41	15,944,419	17,176,997
Pool# AJ9278 3.50%, 12/01/41	12,514,257	12,763,077
Pool# AB4696 4.00%, 03/01/42	4,132,462	4,359,748
Government National Mortgage Association I Pool
Pool# 783548, 3.00%, 02/15/27	8,475,178	8,822,462

Total U.S. Government Mortgage Backed Agencies (cost $218,465,385)		218,896,091

U.S. Treasury Notes 9.3%

	Principal Amount	Market Value
U.S. Treasury Notes
1.25%, 10/31/15	9,560,000	9,683,982
1.75%, 05/31/16	14,600,000	14,939,905
1.88%, 09/30/17	17,440,000	17,840,576
4.00%, 08/15/18	4,970,000	5,464,670
1.75%, 10/31/18	10,000,000	10,065,625
2.38%, 12/31/20	2,700,000	2,739,656
2.25%, 03/31/21	5,000,000	5,018,750
2.00%, 02/15/23	7,295,000	7,048,794

Total U.S. Treasury Notes (cost $72,935,531)		72,801,958

Yankee Dollars 0.4%

	Principal Amount	Market Value
Insurance 0.3%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	2,500,000	2,593,169

Metals & Mining 0.1%
Thompson Creek Metals Co., Inc., 9.75%, 12/01/17	530,000	592,275

Total Yankee Dollars (cost $3,083,867)		3,185,444

Preferred Stocks 5.0%

	Shares	Market Value

Banks 0.8%
HSBC Holdings PLC, 8.00%, 12/15/15 (d)	70,000	1,894,900
JPMorgan Chase & Co., 6.70%, 03/01/19 (d)	72,200	1,839,656
Morgan Stanley, 6.63%, 07/15/19 (d)	100,000	2,530,000

		6,264,556

Diversified Telecommunication Services 0.2%
Qwest Corp. 7.00%, 07/01/52 (d)	10,500	270,270
7.50%, 09/15/51 (d)	50,000	1,320,000

		1,590,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Core Plus Bond Fund

Preferred Stocks (continued)
	Shares	Market Value
Insurance 3.1%
Allstate Corp. (The), 6.75%, 10/15/18 (d)	161,250	$4,265,063
Aspen Insurance Holdings Ltd., 7.25%, 07/01/17 (d)	112,691	2,932,220
Endurance Specialty Holdings Ltd.
7.50%, 06/01/16 (d)	50,000	1,312,500
7.75%, 12/15/15 (d)	79,000	2,066,640
Hanover Insurance Group, Inc. (The), 6.35%, 03/30/53 (d)	56,100	1,364,913
Maiden Holdings Ltd., 8.25%, 08/29/17 (d)	10,000	258,100
Maiden Holdings North America Ltd., 7.75%, 12/01/43 (d)	126,000	3,306,240
Montpelier Re Holdings Ltd., 8.88%, 05/10/16 (d)	280,500	7,632,405
PartnerRe Ltd., 7.25%, 06/01/16 (d)	31,383	832,277

		23,970,358

Multi-Utilities 0.4%
Dominion Resources, Inc., 8.38%, 06/15/64 (d)	25,000	642,500
DTE Energy Co., 6.50%, 12/01/61 (d)	100,000	2,614,000

		3,256,500

Real Estate Investment Trusts (REITs) 0.4%
Digital Realty Trust, Inc., 7.38%, 03/26/19 (d)	41,800	1,067,990
DuPont Fabros Technology, Inc.
7.63%, 03/15/16 (d)	18,445	468,687
7.88%, 10/15/15 (d)	55,000	1,399,750

		2,936,427

Thrifts & Mortgage Finance 0.1%
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17 *(d)	35,000	420,000

Total Preferred Stocks (cost $38,338,042)		38,438,111

Total Investments (cost $739,523,976) (e) — 95.0%		742,213,253
Other assets in excess of liabilities — 5.0%		39,390,172

NET ASSETS — 100.0%		$781,603,425

*	Denotes a non-income producing security.
(a)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date reflects the next call date.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $21,602,668 which represents 2.76% of net assets.
(d)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2014.
(e)	At July 31, 2014, the tax basis cost of the Fund’s investments was $739,523,976, tax unrealized appreciation and depreciation were $5,738,526 and $(3,049,249), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$408,891,649	$—	$408,891,649
Preferred Stocks
Banks	3,734,556	2,530,000	—	6,264,556
Diversified Telecommunication Services	270,270	1,320,000	—	1,590,270
Insurance	22,605,445	1,364,913	—	23,970,358
Multi-Utilities	3,256,500	—	—	3,256,500
Real Estate Investment Trusts (REITs)	2,936,427	—	—	2,936,427
Thrifts & Mortgage Finance	420,000	—	—	420,000

Total Preferred Stocks	$33,223,198	$5,214,913	$—	$38,438,111

U.S. Government Mortgage Backed Agencies	–	218,896,091	—	218,896,091
U.S. Treasury Notes	–	72,801,958	—	72,801,958
Yankee Dollars	–	3,185,444	—	3,185,444

Total	$33,223,198	$708,990,055	$—	$742,213,253

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 85.9%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	281,964	$2,842,195

Total Alternative Assets (cost $2,754,839)		2,842,195

Equity Funds 40.7%
Nationwide International Index Fund, Institutional Class (a)	460,675	3,966,409
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	118,071	2,259,881
Nationwide S&P 500 Index Fund, Institutional Class (a)	286,059	4,250,831
Nationwide Small Cap Index Fund, Institutional Class (a)	74,219	1,122,195

Total Equity Funds (cost $9,995,999)		11,599,316

Fixed Income Funds 35.2%
Nationwide Bond Index Fund, Institutional Class (a)	664,105	7,444,622
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	264,773	2,576,245

Total Fixed Income Funds (cost $9,984,924)		10,020,867

Total Mutual Funds (cost $22,735,762)		24,462,378

Exchange Traded Funds 14.0%

	Shares	Market Value
Fixed Income Funds 14.0%
iShares 1-3 Year Credit Bond ETF	8,163	860,135
iShares iBoxx $ High Yield Corporate Bond ETF	6,102	564,069
iShares Intermediate Credit Bond ETF	23,452	2,571,512

Total Exchange Traded Funds (cost $3,959,196)		3,995,716

Total Investments (cost $26,694,958) (b) — 99.9%		28,458,094
Other assets in excess of liabilities — 0.1%		25,704

NET ASSETS — 100.0%		$28,483,798

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $27,148,667, tax unrealized appreciation and depreciation were $1,356,170 and $(46,743), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 87.9%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	1,697,185	$17,107,622

Total Alternative Assets (cost $16,368,873)		17,107,622

Equity Funds 48.6%
Nationwide International Index Fund, Institutional Class (a)	2,783,374	23,964,849
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	658,630	12,606,178
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,705,744	25,347,359
Nationwide Small Cap Index Fund, Institutional Class (a)	462,896	6,998,983

Total Equity Funds (cost $55,549,676)		68,917,369

Fixed Income Funds 27.3%
Nationwide Bond Index Fund, Institutional Class (a)	2,817,513	31,584,317
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	737,204	7,172,997

Total Fixed Income Funds (cost $38,732,917)		38,757,314

Total Mutual Funds (cost $110,651,466)		124,782,305

Exchange Traded Funds 12.1%

	Shares	Market Value
Fixed Income Funds 12.1%
iShares 1-3 Year Credit Bond ETF	40,817	4,300,887
iShares iBoxx $ High Yield Corporate Bond ETF	30,654	2,833,656
iShares Intermediate Credit Bond ETF	91,402	10,022,229

Total Exchange Traded Funds (cost $17,004,418)		17,156,772

Total Investments (cost $127,655,884) (b) — 100.0%		141,939,077
Liabilities in excess of other assets — 0.0% †		(37,623)

NET ASSETS — 100.0%		$141,901,454

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $129,249,767, tax unrealized appreciation and depreciation were $12,832,938 and $(143,628), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 89.9%

	Shares	Market Value
Alternative Assets 16.1%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	4,069,581	$41,021,372

Total Alternative Assets (cost $39,787,801)		41,021,372

Equity Funds 55.6%
Nationwide International Index Fund, Institutional Class (a)	5,596,807	48,188,511
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,448,542	27,725,085
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,572,704	53,090,378
Nationwide Small Cap Index Fund, Institutional Class (a)	833,733	12,606,038

Total Equity Funds (cost $112,049,942)		141,610,012

Fixed Income Funds 18.2%
Nationwide Bond Index Fund, Institutional Class (a)	3,450,266	38,677,484
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	796,327	7,748,265

Total Fixed Income Funds (cost $46,941,127)		46,425,749

Total Mutual Funds (cost $198,778,870)		229,057,133

Exchange Traded Funds 10.1%

	Shares	Market Value
Fixed Income Funds 10.1%
iShares 1-3 Year Credit Bond ETF	73,588	7,753,968
iShares iBoxx $ High Yield Corporate Bond ETF	55,087	5,092,242
iShares Intermediate Credit Bond ETF	117,607	12,895,608

Total Exchange Traded Funds (cost $25,560,211)		25,741,818

Total Investments (cost $224,339,081) (b) — 100.0%		254,798,951
Liabilities in excess of other assets — 0.0% †		(83,037)

NET ASSETS — 100.0%		$254,715,914

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $226,664,015, tax unrealized appreciation and depreciation were $28,715,597 and $(580,661), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 95.0%

	Shares	Market Value
Alternative Assets 20.1%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	5,293,759	$53,361,086

Total Alternative Assets (cost $51,663,813)		53,361,086

Equity Funds 64.7%
Nationwide International Index Fund, Institutional Class (a)	6,460,340	55,623,531
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,789,059	34,242,592
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,255,849	63,241,913
Nationwide Small Cap Index Fund, Institutional Class (a)	1,218,070	18,417,216

Total Equity Funds (cost $137,436,639)		171,525,252

Fixed Income Funds 10.2%
Nationwide Bond Index Fund, Institutional Class (a)	1,924,827	21,577,306
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	554,158	5,391,954

Total Fixed Income Funds (cost $27,306,029)		26,969,260

Total Mutual Funds (cost $216,406,481)		251,855,598

Exchange Traded Funds 5.0%

	Shares	Market Value
Fixed Income Funds 5.0%
iShares 1-3 Year Credit Bond ETF	25,592	2,696,629
iShares iBoxx $ High Yield Corporate Bond ETF	28,746	2,657,280
iShares Intermediate Credit Bond ETF	73,727	8,084,166

Total Exchange Traded Funds (cost $13,332,758)		13,438,075

Total Investments (cost $229,739,239) (b) — 100.0%		265,293,673
Liabilities in excess of other assets — 0.0% †		(110,718)

NET ASSETS — 100.0%		$265,182,955

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $231,466,246, tax unrealized appreciation and depreciation were $34,193,630 and $(366,203), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.0%

	Shares	Market Value
Alternative Assets 20.2%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	5,078,500	$51,191,285

Total Alternative Assets (cost $49,053,451)		51,191,285

Equity Funds 72.7%
Nationwide International Index Fund, Institutional Class (a)	6,763,205	58,231,198
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,847,275	35,356,845
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,596,683	68,306,704
Nationwide Small Cap Index Fund, Institutional Class (a)	1,500,050	22,680,755

Total Equity Funds (cost $147,747,398)		184,575,502

Fixed Income Funds 5.1%
Nationwide Bond Index Fund, Institutional Class (a)	689,258	7,726,586
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	530,055	5,157,433

Total Fixed Income Funds (cost $13,093,724)		12,884,019

Total Mutual Funds (cost $209,894,573)		248,650,806

Exchange Traded Fund 2.0%

	Shares	Market Value

Fixed Income Fund 2.0%
iShares Intermediate Credit Bond ETF	46,857	5,137,870

Total Exchange Traded Fund (cost $5,062,877)		5,137,870

Total Investments (cost $214,957,450)(b) — 100.0%		253,788,676
Liabilities in excess of other assets — 0.0% †		(117,210)

NET ASSETS — 100.0%		$253,671,466

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $216,634,411, tax unrealized appreciation and depreciation were $37,372,930 and $(218,665), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 20.2%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	3,834,537	$38,652,136

Total Alternative Assets (cost $37,008,016)		38,652,136

Equity Funds 77.8%
Nationwide International Index Fund, Institutional Class (a)	5,319,231	45,798,578
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,487,888	28,478,173
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,586,315	53,292,646
Nationwide Small Cap Index Fund, Institutional Class (a)	1,381,771	20,892,374

Total Equity Funds (cost $121,373,242)		148,461,771

Fixed Income Fund 2.0%
Nationwide Bond Index Fund, Institutional Class (a)	346,954	3,889,353

Total Fixed Income Fund (cost $3,980,211)		3,889,353

Total Mutual Funds (cost $162,361,469)		191,003,260

Total Investments (cost $162,361,469) (b) — 100.0%		191,003,260
Liabilities in excess of other assets — 0.0% †		(91,883)

NET ASSETS — 100.0%		$190,911,377

(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $163,258,058, tax unrealized appreciation and depreciation were $27,838,887 and $(93,685), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 16.2%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	2,446,174	$24,657,439

Total Alternative Assets (cost $23,573,856)		24,657,439

Equity Funds 81.9%
Nationwide International Index Fund, Institutional Class (a)	4,428,161	38,126,471
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,348,618	25,812,556
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,866,155	42,591,065
Nationwide Small Cap Index Fund, Institutional Class (a)	1,207,026	18,250,235

Total Equity Funds (cost $102,544,962)		124,780,327

Fixed Income Fund 2.0%
Nationwide Bond Index Fund, Institutional Class (a)	276,602	3,100,703

Total Fixed Income Fund (cost $3,192,349)		3,100,703

Total Mutual Funds (cost $129,311,167)		152,538,469

Total Investments (cost $129,311,167) (b) — 100.1%		152,538,469
Liabilities in excess of other assets — (0.1)%		(83,399)

NET ASSETS — 100.0%		$152,455,070

(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $130,053,762, tax unrealized appreciation and depreciation were $22,579,259 and $(94,552), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.2%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	1,119,120	$11,280,732

Total Alternative Assets (cost $10,798,356)		11,280,732

Equity Funds 87.9%
Nationwide International Index Fund, Institutional Class (a)	2,917,884	25,122,982
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	870,663	16,664,484
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,871,442	27,809,632
Nationwide Small Cap Index Fund, Institutional Class (a)	799,275	12,085,038

Total Equity Funds (cost $68,577,133)		81,682,136

Total Mutual Funds (cost $79,375,489)		92,962,868

Total Investments (cost $79,375,489)(b) — 100.1%		92,962,868
Liabilities in excess of other assets — (0.1)%		(50,896)

NET ASSETS — 100.0%		$92,911,972

(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $79,901,307, tax unrealized appreciation and depreciation were $13,061,561 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.2%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	854,857	$8,616,959

Total Alternative Assets (cost $8,381,704)		8,616,959

Equity Funds 87.9%
Nationwide International Index Fund, Institutional Class (a)	2,224,867	19,156,107
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	666,755	12,761,686
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,432,542	21,287,581
Nationwide Small Cap Index Fund, Institutional Class (a)	610,237	9,226,788

Total Equity Funds (cost $54,462,738)		62,432,162

Total Mutual Funds (cost $62,844,442)		71,049,121

Total Investments (cost $62,844,442) (b) — 100.1%		71,049,121
Liabilities in excess of other assets — (0.1)%		(38,564)

NET ASSETS — 100.0%		$71,010,557

(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $63,184,632, tax unrealized appreciation and depreciation were $7,864,489 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets Fund 12.0%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	245,525	$2,474,896

Total Alternative Assets (cost $2,403,555)		2,474,896

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class (a)	646,750	5,568,516
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	193,957	3,712,344
Nationwide S&P 500 Index Fund, Institutional Class (a)	416,369	6,187,240
Nationwide Small Cap Index Fund, Institutional Class (a)	177,324	2,681,137

Total Equity Funds (cost $16,404,766)		18,149,237

Total Mutual Funds (cost $18,808,321)		20,624,133

Total Investments (cost $18,808,321)(b) — 100.0%		20,624,133
Liabilities in excess of other assets — 0.0% †		(9,604)

NET ASSETS — 100.0%		$20,614,529

(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $18,825,523, tax unrealized appreciation and depreciation were $1,798,610 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 58.1%

	Shares	Market Value
Aerospace & Defense 1.6%
Airbus Group NV	136	$7,891
BAE Systems PLC	1,803	12,994
Lockheed Martin Corp.	918	153,278
Rockwell Collins, Inc.	1,236	90,562

		264,725

Air Freight & Logistics 0.8%
Kintetsu World Express, Inc.	300	12,788
PostNL NV *	2,980	14,872
United Parcel Service, Inc., Class B	992	96,314

		123,974

Airlines 0.7%
Copa Holdings SA, Class A	714	108,435

Auto Components 0.8%
Continental AG	152	32,735
Spartan Motors, Inc.	9,900	42,570
Superior Industries International, Inc.	1,600	29,936
Valeo SA	166	19,890

		125,131

Automobiles 0.3%
Bayerische Motoren Werke AG	229	27,278
Daimler AG REG	106	8,747
Toyota Motor Corp.	200	11,808

		47,833

Banks 2.1%
Australia & New Zealand Banking Group Ltd.	960	29,973
Bank of East Asia Ltd.	4,200	17,905
Bank of Yokohama Ltd. (The)	5,000	28,451
Commonwealth Bank of Australia	192	14,809
HSBC Holdings PLC	1,132	12,136
Laurentian Bank of Canada	200	9,456
Lloyds Banking Group PLC *	12,000	14,960
MB Financial, Inc.	900	24,246
Mitsubishi UFJ Financial Group, Inc.	2,500	14,743
National Bank of Canada	600	26,854
Nedbank Group Ltd.	543	11,826
Royal Bank of Canada	400	29,521
Skandinaviska Enskilda Banken AB, Class A	2,328	31,165
Swedbank AB, Class A	582	14,909
Toronto-Dominion Bank (The)	500	26,148
Westpac Banking Corp.	708	22,514
Woori Finance Holdings Co., Ltd. ADR-KR *	251	10,105

		339,721

Beverages 0.4%
Anheuser-Busch InBev NV	226	24,393
Britvic PLC	2,459	29,058
Diageo PLC	394	11,833

		65,284

Biotechnology 1.8%
Actelion Ltd. REG *	412	49,484
BB Biotech AG REG *	39	6,763
Gilead Sciences, Inc. *	1,269	116,177
Grifols SA	450	20,312
United Therapeutics Corp. *	796	72,388
Vical, Inc. *	15,500	20,305
Zeltia SA *	1,300	4,979

		290,408

Building Products 0.3%
Geberit AG REG	58	19,435
Lindab International AB *	1,067	10,052
Simpson Manufacturing Co., Inc.	900	27,369

		56,856

Capital Markets 2.4%
Aberdeen Asset Management PLC	3,483	24,180
Capital Southwest Corp.	1,200	42,048
Cowen Group, Inc., Class A *	25,500	102,000
Eaton Vance Corp.	2,486	87,333
Magellan Financial Group Ltd.	553	5,968
Mediobanca SpA *	1,128	9,942
SVG Capital PLC *	1,780	12,540
Waddell & Reed Financial, Inc., Class A	2,155	113,763

		397,774

Chemicals 3.2%
BASF SE	97	10,039
CF Industries Holdings, Inc.	404	101,137
Landec Corp. *	6,200	75,702
LyondellBasell Industries NV, Class A	1,035	109,969
NewMarket Corp.	293	113,391
Nippon Paint Co., Ltd.	1,000	23,042
Nissan Chemical Industries Ltd.	500	9,165
Rentech, Inc. *	33,200	72,044

		514,489

Commercial Services & Supplies 0.6%
ARC Document Solutions, Inc. *	4,900	26,705
Brink’s Co. (The)	800	21,472
Team, Inc. *	1,200	47,532
Transcontinental, Inc., Class A	800	10,206

		105,915

Communications Equipment 0.8%
Hitachi Kokusai Electric, Inc.	1,000	13,411
Oplink Communications, Inc. *	2,800	53,368
Pace PLC	2,425	13,039
PC-Tel, Inc.	7,550	56,927

		136,745

Construction & Engineering 0.2%
Furmanite Corp. *	2,300	21,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
Vinci SA	286	$19,738

		40,783

Construction Materials 0.1%
Taiheiyo Cement Corp.	4,000	15,487

Consumer Finance 0.9%
Discover Financial Services	2,278	139,095
International Personal Finance PLC	1,736	16,132

		155,227

Containers & Packaging 0.0% †
Huhtamaki OYJ	296	7,881

Diversified Financial Services 2.3%
Banca IFIS SpA	657	12,053
CBOE Holdings, Inc.	2,743	132,953
Challenger Ltd.	2,833	20,980
FirstRand Ltd.	2,500	10,051
London Stock Exchange Group PLC	920	30,009
McGraw Hill Financial, Inc.	1,371	109,982
Moody’s Corp.	628	54,636

		370,664

Diversified Telecommunication Services 1.4%
BT Group PLC	6,639	43,465
Hellenic Telecommunications Organization SA ADR-GR *	647	4,387
ORBCOMM, Inc. *	15,600	97,968
Telecom Italia SpA *	15,400	17,745
TPG Telecom Ltd.	3,238	16,444
Verizon Communications, Inc.	1,109	55,916

		235,925

Electric Utilities 0.1%
Cheung Kong Infrastructure Holdings Ltd.	3,000	21,135

Electrical Equipment 0.6%
Fuji Electric Co., Ltd.	4,000	20,625
Mitsubishi Electric Corp.	2,000	26,403
Orion Energy Systems, Inc. *	6,700	28,207
Vestas Wind Systems A/S *	350	15,781

		91,016

Electronic Equipment, Instruments & Components 0.3%
Littelfuse, Inc.	250	21,730
Multi-Fineline Electronix, Inc. *	2,500	24,400

		46,130

Energy Equipment & Services 0.6%
Gulf Island Fabrication, Inc.	2,500	48,750
Mitcham Industries, Inc. *	3,400	44,098
Schoeller-Bleckmann Oilfield Equipment AG	72	8,563

		101,411

Food & Staples Retailing 0.3%
Distribuidora Internacional de Alimentacion SA	2,421	20,067
Jean Coutu Group PJC, Inc. (The), Class A	700	13,861
Koninklijke Ahold NV	440	7,672

		41,600

Food Products 1.2%
Associated British Foods PLC	127	5,945
Campbell Soup Co.	2,033	84,553
Gruma SAB de CV, Class B *	900	9,850
Kellogg Co.	1,105	66,112
Maruha Nichiro Corp.	900	14,155
Tate & Lyle PLC	725	7,611

		188,226

Gas Utilities 0.1%
Osaka Gas Co., Ltd.	3,000	12,478

Health Care Equipment & Supplies 0.7%
Baxter International, Inc.	1,298	96,947
Nihon Kohden Corp.	400	19,654

		116,601

Health Care Providers & Services 0.4%
AmerisourceBergen Corp.	799	61,451

Hotels, Restaurants & Leisure 1.4%
Century Casinos, Inc. *	11,000	60,940
International Speedway Corp., Class A	2,600	78,832
Wynn Macau Ltd.	1,600	6,818
Yum! Brands, Inc.	1,285	89,179

		235,769

Household Durables 0.3%
Berkeley Group Holdings PLC	337	13,873
Fujitsu General Ltd.	2,000	27,608
Sekisui Chemical Co., Ltd.	1,000	11,990

		53,471

Household Products 0.9%
Colgate-Palmolive Co.	1,925	122,045
Reckitt Benckiser Group PLC	332	29,308

		151,353

Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	3,368	49,206

Industrial Conglomerates 0.2%
Keppel Corp., Ltd.	1,600	19,325
Siemens AG REG	87	10,744

		30,069

Information Technology Services 1.9%
Accenture PLC, Class A	670	53,118
Cap Gemini SA	194	14,067
International Business Machines Corp.	634	121,519
Western Union Co. (The)	6,557	114,551

		303,255

Insurance 2.0%
Aflac, Inc.	2,253	134,594
Allianz SE REG	191	31,799
First American Financial Corp.	3,200	86,848
Hannover Rueck SE	140	11,951
SCOR SE	831	26,732
Standard Life PLC	941	5,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Swiss Re AG *	269	$22,867

		320,721

Internet Software & Services 0.8%
NetEase.com, Inc. ADR-CN	300	25,212
RealNetworks, Inc. *	6,000	45,120
XO Group, Inc. *	5,500	61,435

		131,767

Leisure Products 0.1%
Bandai Namco Holdings, Inc.	400	10,124

Machinery 1.5%
Bodycote PLC	1,096	12,810
Caterpillar, Inc.	648	65,286
Duerr AG	223	16,987
Hoshizaki Electric Co. Ltd.	200	10,183
IMI PLC	804	19,176
Joy Global, Inc.	1,974	116,979
OC Oerlikon Corp. AG REG *	679	9,163

		250,584

Media 0.3%
Aimia, Inc.	600	10,549
ITV PLC	2,830	9,934
Lagardere SCA	510	15,182
Reed Elsevier PLC	841	13,520
Rightmove PLC	151	5,783

		54,968

Metals & Mining 0.9%
Aperam SA *	480	16,154
Arrium Ltd.	6,862	5,156
Aurubis AG	238	11,557
Dowa Holdings Co., Ltd.	3,000	27,915
Hitachi Metals Ltd.	1,000	16,261
JFE Holdings, Inc.	600	12,664
Mitsubishi Materials Corp.	3,000	10,906
Sibanye Gold Ltd.	2,000	4,744
Sumitomo Metal Mining Co., Ltd.	1,000	16,659
Voestalpine AG	423	18,615

		140,631

Multiline Retail 0.3%
Canadian Tire Corp., Ltd., Class A	200	19,000
Next PLC	260	29,674

		48,674

Multi-Utilities 0.1%
Atco Ltd., Class I	400	17,536

Oil, Gas & Consumable Fuels 7.4%
Apache Corp.	1,139	116,930
BP PLC	4,005	32,616
ConocoPhillips	1,408	116,160
Contango Oil & Gas Co. *	2,750	110,632
Continental Resources, Inc. *	869	127,552
DNO ASA *	2,562	8,581
Exxon Mobil Corp.	1,090	107,845
Japan Petroleum Exploration Co.	100	3,782
Marathon Petroleum Corp.	1,653	137,992
Neste Oil OYJ	961	17,758
Oasis Petroleum, Inc. *	2,180	116,521
OMV AG	193	7,762
PBF Energy, Inc., Class A	1,698	46,016
Royal Dutch Shell PLC, Class B	708	30,488
SM Energy Co.	1,127	88,515
Southwestern Energy Co. *	1,130	45,855
Spartan Energy Corp. *	5,400	19,315
Statoil ASA	340	9,715
Suncor Energy, Inc.	600	24,636
Total SA	212	13,673
Woodside Petroleum Ltd.	645	25,319

		1,207,663

Paper & Forest Products 0.3%
Canfor Corp. *	500	10,588
Mondi PLC	1,220	21,367
Stora Enso OYJ, Class R	1,146	10,297

		42,252

Personal Products 0.1%
Kao Corp.	500	20,562

Pharmaceuticals 2.3%
Endo International PLC *	826	55,408
Mylan, Inc. *	2,669	131,769
Novartis AG REG	349	30,363
Novo Nordisk A/S, Class B	233	10,725
Otsuka Holdings Co., Ltd.	350	11,145
POZEN, Inc. *	4,800	34,752
Roche Holding AG	137	39,758
Sanofi	523	54,910
Taro Pharmaceutical Industries Ltd. *	100	14,126

		382,956

Professional Services 0.6%
Adecco SA REG *	340	25,432
Pendrell Corp. *	48,600	71,442

		96,874

Real Estate Investment Trusts (REITs) 1.3%
American Capital Agency Corp.	2,918	67,464
Apartment Investment & Management Co., Class A	3,441	117,613
Klepierre	345	16,321
Link REIT (The)	2,500	14,184

		215,582

Real Estate Management & Development 0.5%
AV Homes, Inc. *	3,350	52,227
Daito Trust Construction Co., Ltd.	200	24,105

		76,332

Road & Rail 0.1%
Central Japan Railway Co.	100	14,202

Semiconductors & Semiconductor Equipment 0.7%
Brooks Automation, Inc.	3,800	38,684
FormFactor, Inc. *	1,200	8,100
Rubicon Technology, Inc. *	3,500	26,355
Sigma Designs, Inc. *	7,600	32,224
Ulvac, Inc. *	700	13,931

		119,294

Software 1.7%
AVG Technologies NV *	1,010	17,170
Microsoft Corp.	3,025	130,559
Open Text Corp.	300	16,685
Playtech PLC	690	7,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Rosetta Stone, Inc. *	6,700	$64,588
Telenav, Inc. *	6,800	33,796

		269,930

Specialty Retail 1.4%
Ross Stores, Inc.	1,334	85,910
TJX Cos., Inc. (The)	2,535	135,090

		221,000

Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	1,799	171,930
Imation Corp. *	12,700	40,894
Seiko Epson Corp.	700	29,964
Western Digital Corp.	1,579	157,632

		400,420

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SA	104	18,115
Coach, Inc.	1,710	59,097
Pandora A/S	455	31,136

		108,348

Thrifts & Mortgage Finance 0.4%
Home Capital Group, Inc.	300	14,280
Nationstar Mortgage Holdings, Inc. *	1,700	51,867

		66,147

Tobacco 1.4%
Altria Group, Inc.	3,049	123,790
Japan Tobacco, Inc.	300	10,550
Philip Morris International, Inc.	1,114	91,359

		225,699

Trading Companies & Distributors 0.5%
Erickson, Inc. *	5,500	80,465

Wireless Telecommunication Services 0.2%
KDDI Corp.	500	28,741

Total Common Stocks (cost $9,582,031)		9,457,900

Corporate Bonds 8.2%

	Principal Amount	Market Value
Banks 5.4%
Bank of America Corp., 5.70%, 01/24/22	$115,000	132,008
Citigroup, Inc., 4.05%, 07/30/22	180,000	183,093
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/21	70,000	77,810
JPMorgan Chase & Co., 4.50%, 01/24/22	100,000	108,590
Morgan Stanley, 5.75%, 01/25/21	65,000	74,875
PNC Funding Corp., 3.30%, 03/08/22	125,000	127,204
Wells Fargo & Co., Series M, 3.45%, 02/13/23	175,000	172,861

		876,441

Diversified Financial Services 0.4%
General Electric Capital Corp., 4.65%, 10/17/21	70,000	77,485

Insurance 1.8%
Aflac, Inc., 8.50%, 05/15/19	105,000	134,245
MetLife, Inc., Series D, 4.37%, 09/15/23	150,000	159,840

		294,085

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.45%, 05/06/24	95,000	95,326

Total Corporate Bonds (cost $1,335,771)		$1,343,337

U.S. Government Mortgage Backed Agencies 11.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G12396 6.00%, 10/01/21	168,420	184,531
Pool# G13144 5.50%, 05/01/23	249,575	271,130
Pool# G14934 6.00%, 02/01/24	93,390	98,826
Pool# G13654 5.50%, 03/01/24	117,352	127,609
Pool# G30371 5.50%, 12/01/27	196,150	217,765
Pool# G30555 5.00%, 09/01/31	208,389	229,667
Federal National Mortgage Association Pool
Pool# 256455 5.50%, 10/01/21	196,302	212,579
Pool# 993717 5.00%, 07/01/23	110,368	119,395
Pool# AE0213 5.50%, 12/01/29	116,755	129,608
Pool# AE0367 5.50%, 02/01/30	250,858	278,472

Total U.S. Government Mortgage Backed Agencies (cost $1,865,381)		1,869,582

U.S. Government Sponsored & Agency Obligations 5.5%

	Principal Amount	Market Value
Federal Home Loan Banks
1.63%, 03/27/17	440,000	444,205
1.63%, 04/28/17	440,000	443,762

Total U.S. Government Sponsored & Agency Obligations (cost $889,264)		887,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

U.S. Treasury Bonds 6.9%

	Principal Amount	Market Value
U.S. Treasury Bonds
2.75%, 08/15/42	$1,015,000	$912,390
8.13%, 08/15/21	155,000	215,401

Total U.S. Treasury Bonds (cost $1,088,224)		1,127,791

U.S. Treasury Notes 7.8%

	Principal Amount	Market Value
U.S. Treasury Notes
1.38%, 06/30/18	140,000	139,497
1.75%, 05/15/22	545,000	521,667
4.75%, 08/15/17	550,000	610,844

Total U.S. Treasury Notes (cost $1,272,783)		1,272,008

Total Investments (cost $16,033,454) (a) — 98.0%		15,958,585
Other assets in excess of liabilities — 2.0%		324,104

NET ASSETS — 100.0%		$16,282,689

†	Amount rounds to less than 0.1%.
*	Denotes a non-income producing security.
(a)	At July 31, 2014, the tax basis cost of the Fund’s investments was $16,036,315, tax unrealized appreciation and depreciation were $465,856 and $(543,586), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CN	China
GR	Greece
KR	South Korea
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$243,840	$20,885	$—	$264,725
Air Freight & Logistics	96,314	27,660	—	123,974
Airlines	108,435	—	—	108,435
Auto Components	72,506	52,625	—	125,131
Automobiles	—	47,833	—	47,833
Banks	126,330	213,391	—	339,721
Beverages	—	65,284	—	65,284
Biotechnology	208,870	81,538	—	290,408
Building Products	27,369	29,487	—	56,856
Capital Markets	345,144	52,630	—	397,774
Chemicals	472,243	42,246	—	514,489
Commercial Services & Supplies	105,915	—	—	105,915
Communications Equipment	110,295	26,450	—	136,745
Construction & Engineering	21,045	19,738	—	40,783
Construction Materials	—	15,487	—	15,487
Consumer Finance	139,095	16,132	—	155,227
Containers & Packaging	—	7,881	—	7,881
Diversified Financial Services	297,571	73,093	—	370,664
Diversified Telecommunication Services	158,271	77,654	—	235,925
Electric Utilities	—	21,135	—	21,135
Electrical Equipment	28,207	62,809	—	91,016
Electronic Equipment, Instruments & Components	46,130	—	—	46,130
Energy Equipment & Services	92,848	8,563	—	101,411
Food & Staples Retailing	13,861	27,739	—	41,600
Food Products	160,515	27,711	—	188,226
Gas Utilities	—	12,478	—	12,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Diverse Managers Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$96,947	$19,654	$—	$116,601
Health Care Providers & Services	61,451	—	—	61,451
Hotels, Restaurants & Leisure	228,951	6,818	—	235,769
Household Durables	—	53,471	—	53,471
Household Products	122,045	29,308	—	151,353
Independent Power and Renewable Electricity Producers	49,206	—	—	49,206
Industrial Conglomerates	10,560	19,509	—	30,069
Information Technology Services	289,188	14,067	—	303,255
Insurance	221,442	99,279	—	320,721
Internet Software & Services	131,767	—	—	131,767
Leisure Products	—	10,124	—	10,124
Machinery	182,265	68,319	—	250,584
Media	10,549	44,419	—	54,968
Metals & Mining	—	140,631	—	140,631
Multiline Retail	19,000	29,674	—	48,674
Multi-Utilities	17,536	—	—	17,536
Oil, Gas & Consumable Fuels	1,057,969	149,694	—	1,207,663
Paper & Forest Products	10,588	31,664	—	42,252
Personal Products	—	20,562	—	20,562
Pharmaceuticals	236,055	146,901	—	382,956
Professional Services	71,442	25,432	—	96,874
Real Estate Investment Trusts (REITs)	185,077	30,505	—	215,582
Real Estate Management & Development	52,227	24,105	—	76,332
Road & Rail	—	14,202	—	14,202
Semiconductors & Semiconductor Equipment	105,363	13,931	—	119,294
Software	262,798	7,132	—	269,930
Specialty Retail	221,000	—	—	221,000
Technology Hardware, Storage & Peripherals	370,456	29,964	—	400,420
Textiles, Apparel & Luxury Goods	59,097	49,251	—	108,348
Thrifts & Mortgage Finance	66,147	—	—	66,147
Tobacco	215,149	10,550	—	225,699
Trading Companies & Distributors	80,465	—	—	80,465
Wireless Telecommunication Services	—	28,741	—	28,741

Total Common Stocks	$7,309,544	$2,148,356	$—	$9,457,900

Corporate Bonds	—	1,343,337	—	1,343,337
U.S. Government Mortgage Backed Agencies	—	1,869,582	—	1,869,582
U.S. Government Sponsored & Agency Obligations	—	887,967	—	887,967
U.S. Treasury Bonds	—	1,127,791	—	1,127,791
U.S. Treasury Notes	—	1,272,008	—	1,272,008

Total	$7,309,544	$8,649,041	$—	$15,958,585

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 3.3%

	Principal Amount	Market Value
Automobiles 3.3%
Hyundai Auto Receivables Trust, Series 2012-A, Class A3, 0.72%, 03/15/16	$30,398	$30,410
Toyota Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.75%, 02/16/16	303,300	303,710

		334,120

Total Asset-Backed Securities (cost $333,674)		334,120

Collateralized Mortgage Obligation 0.1%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 2003-59, Class GC, 4.50%, 03/25/18	12,291	12,286

Total Collateralized Mortgage Obligation (cost $12,571)		12,286

Commercial Mortgage Backed Securities 19.3%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	333,929	332,642
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A1, 0.71%, 10/15/45	313,905	313,662
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.66%, 11/15/45	337,296	335,229
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1, 0.73%, 08/10/49	330,392	328,560
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	336,068	334,484
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A1, 0.67%, 11/15/45	342,797	340,530

Total Commercial Mortgage Backed Securities (cost $1,994,375)		1,985,107

Corporate Bonds 43.9%

	Principal Amount	Market Value
Aerospace & Defense 2.0%
United Technologies Corp., 0.73%, 06/01/15 (a)	200,000	200,814

Banks 14.2%
Bank of America Corp., 1.27%, 01/15/19 (a)	200,000	202,997
BB&T Corp., 1.09%, 06/15/18 (a)	200,000	203,554
Capital One Financial Corp., 1.00%, 11/06/15	200,000	200,576
KeyBank NA, 0.72%, 11/25/16 (a)	250,000	251,103
Royal Bank of Canada, 1.15%, 03/13/15	200,000	200,993
U.S. Bank NA, 0.47%, 01/30/17 (a)	200,000	200,049
Wells Fargo & Co., 1.15%, 06/26/15 (a)	200,000	201,404

		1,460,676

Chemicals 2.0%
Ecolab, Inc., 1.00%, 08/09/15	200,000	200,768

Consumer Finance 2.0%
Ford Motor Credit Co. LLC, 2.75%, 05/15/15	200,000	203,286

Diversified Financial Services 2.0%
General Electric Capital Corp., 0.83%, 12/11/15 (a)	200,000	201,172

Diversified Telecommunication Services 4.5%
AT&T, Inc., 1.14%, 11/27/18 (a)	200,000	203,960
Verizon Communications, Inc., 1.98%, 09/14/18 (a)	250,000	263,343

		467,303

Electric Utilities 1.9%
Georgia Power Co., 0.62%, 08/15/16 (a)	200,000	200,040

Gas Utilities 2.0%
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	200,000	202,570

Health Care Providers & Services 3.4%
McKesson Corp., 0.95%, 12/04/15	150,000	150,539
UnitedHealth Group, Inc., 0.85%, 10/15/15	200,000	200,670

		351,209

Media 2.0%
Time Warner, Inc., 3.15%, 07/15/15	200,000	204,914

Metals & Mining 2.0%
Rio Tinto Alcan, Inc., 5.00%, 06/01/15	200,000	207,343

Pharmaceuticals 3.9%
Merck & Co., Inc., 0.59%, 05/18/18 (a)	200,000	200,988

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Pfizer, Inc., 0.53%, 06/15/18 (a)	$200,000	$200,308

		401,296

Software 2.0%
Oracle Corp., 0.81%, 01/15/19 (a)	200,000	201,776

Total Corporate Bonds (cost $4,481,282)		4,503,167

U.S. Treasury Note 29.3%

	Principal Amount	Market Value
U.S. Treasury Note, 0.25%, 08/15/15	3,000,000	3,003,282

Total U.S. Treasury Note (cost $3,002,230)		3,003,282

Total Investments (cost $9,824,132) (b) — 95.9%		9,837,962
Other assets in excess of liabilities — 4.1%		421,752

NET ASSETS — 100.0%		$10,259,714

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $9,824,132, tax unrealized appreciation and depreciation were $23,440 and $(9,610), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 3.1%
Boeing Co. (The)	136,750	$16,475,640
Lockheed Martin Corp.	63,109	10,537,310

		27,012,950

Auto Components 1.2%
Delphi Automotive PLC	102,950	6,877,060
Lear Corp.	39,070	3,679,222

		10,556,282

Automobiles 0.5%
Ford Motor Co.	265,020	4,510,640

Banks 8.4%
Citigroup, Inc.	89,760	4,390,162
Fifth Third Bancorp	103,790	2,125,619
JPMorgan Chase & Co.	166,197	9,584,581
PacWest Bancorp	228,290	9,512,844
Regions Financial Corp.	769,890	7,806,685
Wells Fargo & Co.	785,590	39,986,531

		73,406,422

Beverages 1.2%
Coca-Cola Co. (The)	274,560	10,787,462

Biotechnology 1.4%
Biogen Idec, Inc. *	26,190	8,757,674
Celgene Corp. *	39,210	3,417,152

		12,174,826

Building Products 0.4%
Allegion PLC	61,233	3,149,213

Capital Markets 2.2%
Affiliated Managers Group, Inc. *	33,330	6,641,002
Goldman Sachs Group, Inc. (The)	47,610	8,230,341
Lazard Ltd., Class A	86,960	4,548,008

		19,419,351

Chemicals 5.3%
Ashland, Inc.	74,650	7,812,123
Monsanto Co.	30,670	3,468,470
PPG Industries, Inc.	88,362	17,527,486
Westlake Chemical Corp.	193,410	16,902,100

		45,710,179

Commercial Services & Supplies 0.3%
Waste Connections, Inc.	46,210	2,187,581

Communications Equipment 3.6%
Cisco Systems, Inc.	382,350	9,646,691
QUALCOMM, Inc.	298,400	21,992,080

		31,638,771

Construction & Engineering 0.3%
Foster Wheeler AG	79,400	2,617,024

Consumer Finance 1.3%
Discover Financial Services	181,980	11,111,699

Diversified Consumer Services 0.4%
H&R Block, Inc.	109,680	3,524,018

Electric Utilities 1.9%
OGE Energy Corp.	470,920	16,929,574

Electrical Equipment 0.3%
Babcock & Wilcox Co. (The)	76,810	2,384,182

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	100,980	6,944,395
Dril-Quip, Inc. *	61,430	6,190,301

		13,134,696

Food & Staples Retailing 0.3%
CVS Caremark Corp.	33,460	2,555,006

Food Products 0.2%
Kellogg Co.	33,440	2,000,715

Health Care Equipment & Supplies 2.6%
Abbott Laboratories	531,720	22,396,046

Health Care Providers & Services 3.2%
Aetna, Inc.	118,090	9,155,518
McKesson Corp.	83,660	16,051,007
VCA, Inc. *	82,120	3,062,255

		28,268,780

Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	80,860	7,646,122
Starbucks Corp.	75,740	5,883,483
Starwood Hotels & Resorts Worldwide, Inc.	54,070	4,154,739

		17,684,344

Household Durables 0.5%
Newell Rubbermaid, Inc.	129,030	4,190,894

Household Products 2.9%
Procter & Gamble Co. (The)	330,380	25,544,982

Independent Power and Renewable Electricity Producers 0.6%
Calpine Corp. *	249,730	5,504,049

Industrial Conglomerates 2.4%
General Electric Co.	828,790	20,844,069

Information Technology Services 4.4%
Amdocs Ltd.	212,000	9,612,080
DST Systems, Inc.	105,190	9,474,463
FleetCor Technologies, Inc. *	17,859	2,371,497
Xerox Corp.	1,300,350	17,242,641

		38,700,681

Insurance 1.2%
Aspen Insurance Holdings Ltd.	48,910	1,956,889

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
PartnerRe Ltd.	78,890	$8,232,961

		10,189,850

Internet & Catalog Retail 0.7%
Amazon.com, Inc. *	11,190	3,502,358
Liberty Ventures, Series A *	34,020	2,352,823

		5,855,181

Internet Software & Services 2.6%
eBay, Inc. *	115,290	6,087,312
Google, Inc., Class A *	19,950	11,562,023
Google, Inc., Class C *	8,700	4,972,920

		22,622,255

Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc.	51,170	2,870,125
Thermo Fisher Scientific, Inc.	84,150	10,224,225

		13,094,350

Machinery 1.8%
Graco, Inc.	55,190	4,092,339
ITT Corp.	50,190	2,307,234
Snap-on, Inc.	75,020	9,017,404

		15,416,977

Media 0.7%
Liberty Media Corp., Series C *	70,130	3,296,110
Viacom, Inc., Class B	36,960	3,055,483

		6,351,593

Multiline Retail 0.3%
J.C. Penney Co., Inc. *	244,700	2,295,286

Oil, Gas & Consumable Fuels 7.5%
Anadarko Petroleum Corp.	59,470	6,354,370
Chevron Corp.	211,510	27,335,553
EOG Resources, Inc.	109,960	12,034,022
Occidental Petroleum Corp.	101,980	9,964,466
Valero Energy Corp.	121,320	6,163,056
WPX Energy, Inc. *	176,520	3,631,016

		65,482,483

Pharmaceuticals 6.0%
AbbVie, Inc.	149,160	7,807,034
Johnson & Johnson	153,860	15,399,847
Merck & Co., Inc.	103,790	5,889,045
Pfizer, Inc.	794,080	22,790,096

		51,886,022

Real Estate Investment Trusts (REITs) 1.8%
Boston Properties, Inc.	34,580	4,130,581
Equity Lifestyle Properties, Inc.	60,730	2,689,732
Prologis, Inc.	211,650	8,637,436

		15,457,749

Road & Rail 4.2%
Old Dominion Freight Line, Inc. *	88,640	5,626,867
Union Pacific Corp.	312,640	30,735,639

		36,362,506

Semiconductors & Semiconductor Equipment 1.0%
Skyworks Solutions, Inc.	163,070	8,277,433

Software 5.0%
Adobe Systems, Inc. *	112,200	7,754,142
CA, Inc.	186,890	5,397,383
Compuware Corp.	545,820	4,966,962
Microsoft Corp.	451,000	19,465,160
Oracle Corp.	142,190	5,743,054

		43,326,701

Specialty Retail 4.0%
Foot Locker, Inc.	137,140	6,518,264
Home Depot, Inc. (The)	144,220	11,660,187
Lowe’s Cos., Inc.	272,520	13,040,082
Signet Jewelers Ltd.	34,510	3,512,773

		34,731,306

Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	270,000	25,803,900
EMC Corp.	76,550	2,242,915
Hewlett-Packard Co.	127,140	4,527,455

		32,574,270

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	26,340	2,573,682
NIKE, Inc., Class B	30,240	2,332,411

		4,906,093

Tobacco 2.1%
Philip Morris International, Inc.	217,680	17,851,937

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	200,220	5,005,500

Total Investments (cost $732,602,318) (a) — 97.7%		849,631,928
Other assets in excess of liabilities — 2.3%		20,242,138

NET ASSETS — 100.0%		$869,874,066

*	Denotes a non-income producing security.
(a)	At July 31, 2014, the tax basis cost of the Fund’s investments was $732,940,155, tax unrealized appreciation and depreciation were $123,272,658 and $(6,580,885), respectively.

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Fund

At July 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
215	E-Mini S&P 500	09/19/14	$20,691,600	$(291,771)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Fund

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(291,771)

Total		$(291,771)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 99.1%

	Shares	Market Value
AUSTRIA 0.9%
Real Estate Management & Development 0.9%
BUWOG AG *	20,132	$387,633
IMMOFINANZ AG *	128,909	408,236

		795,869

BRAZIL 0.7%
Information Technology Services 0.7%
Cielo SA	32,460	593,759

CANADA 5.4%
Banks 1.4%
Toronto-Dominion Bank (The)	23,000	1,202,788

Oil, Gas & Consumable Fuels 4.0%
Canadian Oil Sands Ltd.	47,700	1,018,877
Gran Tierra Energy, Inc. *	96,500	639,882
Lightstream Resources Ltd.	81,456	537,885
ShaMaran Petroleum Corp. *	792,000	268,758
Suncor Energy, Inc.	22,900	940,279

		3,405,681

		4,608,469

CHINA 3.5%
Banks 1.5%
China Construction Bank Corp., H Shares	1,700,450	1,301,049

Chemicals 1.2%
Tianhe Chemicals Group Ltd. *(a)	3,132,000	986,068

Electronic Equipment, Instruments & Components 0.8%
Hollysys Automation Technologies Ltd. *	32,300	713,184

		3,000,301

DENMARK 0.9%
Marine 0.9%
AP Moeller - Maersk A/S, Class B	340	792,649

FRANCE 4.2%
Automobiles 1.2%
Peugeot SA *	66,180	987,074

Electrical Equipment 1.2%
Schneider Electric SE *	11,851	1,004,450

Food & Staples Retailing 1.2%
Carrefour SA	30,180	1,042,259

Oil, Gas & Consumable Fuels 0.6%
Etablissements Maurel et Prom *	36,555	555,724

		3,589,507

GERMANY 2.7%
Metals & Mining 1.1%
ThyssenKrupp AG *	32,351	911,296

Pharmaceuticals 1.6%
Bayer AG REG	10,451	1,378,554

		2,289,850

GREECE 0.6%
Banks 0.6%
Piraeus Bank SA *	228,334	479,729

HONG KONG 2.1%
Insurance 1.3%
AIA Group Ltd.	220,455	1,181,066

Wireless Telecommunication Services 0.8%
China Mobile Ltd.	60,000	655,599

		1,836,665

INDONESIA 0.9%
Banks 0.9%
Bank Rakyat Indonesia Persero Tbk PT	789,000	756,786

IRELAND 0.2%
Banks 0.2%
Bank of Ireland *	501,558	175,591

ISRAEL 1.1%
Software 1.1%
Check Point Software Technologies Ltd. *	13,600	923,032

ITALY 0.5%
Insurance 0.5%
Mediolanum SpA	57,318	435,615

JAPAN 11.0%
Airlines 1.1%
Japan Airlines Co., Ltd.	17,400	961,132

Banks 0.9%
Mitsubishi UFJ Financial Group, Inc.	126,800	747,778

Diversified Financial Services 1.4%
ORIX Corp.	75,200	1,215,328

Electronic Equipment, Instruments & Components 1.3%
Hitachi Ltd.	143,000	1,108,365

Household Durables 1.5%
Panasonic Corp.	103,300	1,287,989

Machinery 1.9%
Hino Motors Ltd.	60,200	832,507
THK Co., Ltd.	30,300	729,174

		1,561,681

Personal Products 1.3%
Shiseido Co., Ltd.	56,500	1,113,554

Pharmaceuticals 0.8%
Astellas Pharma, Inc.	52,100	706,508

Real Estate Management & Development 0.8%
Sumitomo Realty & Development Co., Ltd.	16,000	660,612

		9,362,947

LUXEMBOURG 1.1%
Real Estate Management & Development 1.1%
Grand City Properties SA *	73,899	920,746

NETHERLANDS 1.2%
Beverages 1.2%
Heineken NV	14,669	1,030,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
NORWAY 0.9%
Diversified Telecommunication Services 0.9%
Telenor ASA	35,293	$812,200

RUSSIA 0.4%
Banks 0.4%
Sberbank of Russia	182,806	373,975

SOUTH AFRICA 1.6%
Media 1.6%
Naspers Ltd., Class N	11,426	1,405,137

SOUTH KOREA 0.8%
Semiconductors & Semiconductor Equipment 0.8%
Wonik IPS Co. Ltd. *	60,576	668,384

SPAIN 3.9%
Banks 2.2%
Banco Santander SA	76,558	769,201
Bankia SA *	582,009	1,140,193

		1,909,394

Construction & Engineering 0.9%
Obrascon Huarte Lain SA	21,501	811,576

Media 0.8%
Atresmedia Corp. de Medios de Comunicacion S.A.	45,200	662,339

		3,383,309

SWITZERLAND 4.4%
Food Products 1.2%
Nestle SA REG	13,807	1,022,271

Insurance 0.8%
Zurich Insurance Group AG *	2,372	689,089

Metals & Mining 1.1%
Glencore PLC *	152,699	922,704

Pharmaceuticals 1.3%
Novartis AG REG	13,494	1,173,960

		3,808,024

TAIWAN 0.7%
Technology Hardware, Storage & Peripherals 0.7%
Catcher Technology Co., Ltd., GDR Reg. S	15,119	624,188

UNITED KINGDOM 10.2%
Banks 1.1%
Lloyds Banking Group PLC *	783,190	976,384

Food Products 1.1%
Associated British Foods PLC	19,585	916,811

Metals & Mining 1.0%
Rio Tinto PLC	15,519	886,974

Multiline Retail 0.5%
Poundland Group PLC *	83,900	455,711

Oil, Gas & Consumable Fuels 0.9%
BP PLC	96,893	789,072

Pharmaceuticals 1.1%
AstraZeneca PLC	13,056	953,303

Real Estate Investment Trusts (REITs) 0.9%
Big Yellow Group PLC	90,032	760,549

Specialty Retail 0.7%
Kingfisher PLC	116,289	587,361

Textiles, Apparel & Luxury Goods 0.7%
Burberry Group PLC	24,591	584,739

Tobacco 1.5%
Imperial Tobacco Group PLC	27,614	1,195,520

Trading Companies & Distributors 0.7%
Ashtead Group PLC	42,360	635,428

		8,741,852

UNITED STATES 39.2%
Banks 2.3%
BankUnited, Inc.	20,800	649,792
Wells Fargo & Co.	25,250	1,285,225

		1,935,017

Biotechnology 1.8%
Alnylam Pharmaceuticals, Inc. *	5,400	291,870
Celgene Corp. *	11,000	958,650
Incyte Corp. *	6,400	304,448

		1,554,968

Capital Markets 2.6%
Ameriprise Financial, Inc.	7,300	873,080
Morgan Stanley	43,200	1,397,088

		2,270,168

Chemicals 1.9%
LyondellBasell Industries NV, Class A	15,025	1,596,406

Commercial Services & Supplies 1.2%
Herman Miller, Inc.	34,500	1,008,780

Containers & Packaging 1.0%
Rock-Tenn Co., Class A	8,700	865,041

Electronic Equipment, Instruments & Components 0.5%
Control4 Corp. *	23,400	393,354

Food Products 1.3%
Hormel Foods Corp.	23,700	1,072,662

Gas Utilities 0.9%
UGI Corp.	15,800	766,932

Health Care Providers & Services 1.7%
HCA Holdings, Inc. *	22,600	1,476,006

Household Products 2.2%
Colgate-Palmolive Co.	10,700	678,380
Procter & Gamble Co. (The)	15,100	1,167,532

		1,845,912

Insurance 1.5%
American International Group, Inc.	25,400	1,320,292

Internet Software & Services 3.1%
Google, Inc., Class A *	1,660	962,053
Google, Inc., Class C *	1,960	1,120,336
Rocket Fuel, Inc. *	22,700	599,507

		2,681,896

Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	8,950	1,087,425

Machinery 1.1%
Ingersoll-Rand PLC	15,400	905,366

Media 4.1%
Time Warner, Inc.	20,000	1,660,399
Time, Inc. *	38,712	932,959
Viacom, Inc., Class B	10,800	892,836

		3,486,194

Multi-Utilities 0.8%
MDU Resources Group, Inc.	21,700	683,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels 3.0%
Hess Corp.	8,000	$791,840
Occidental Petroleum Corp.	12,500	1,221,375
Ultra Petroleum Corp. *	24,600	563,832

		2,577,047

Pharmaceuticals 1.6%
AbbVie, Inc.	26,700	1,397,478

Semiconductors & Semiconductor Equipment 2.0%
Micron Technology, Inc. *	28,900	882,895
Veeco Instruments, Inc. *	23,800	826,098

		1,708,993

Specialty Retail 1.0%
Lowe’s Cos., Inc.	18,000	861,300

Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	20,700	1,978,299

		33,473,303

Total Common Stocks (cost $71,293,857)		84,882,317

Warrant 0.1%

	Number of Warrants	Market Value
FRANCE 0.1%
Automobiles 0.1%
Peugeot SA, expiring at an exercise price of $6.43 on 04/29/17 *	51,676	123,516

Total Warrant (cost $—)		123,516

Total Investments (cost $71,293,857) (b) — 99.2%		85,005,833
Other assets in excess of liabilities — 0.8%		670,215

NET ASSETS — 100.0%		$85,676,048

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $986,068 which represents 1.15% of net assets.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $71,413,432, tax unrealized appreciation and depreciation were $16,351,301 and $(2,758,900), respectively.

AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
GDR	Global Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Global Equity Fund

At July 31, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Goldman Sachs International	08/20/14	(415,000)	$(388,799)	$(385,225)	$3,574
Brazilian Real	Credit Suisse International	08/20/14	(1,260,000)	(553,481)	(552,740)	741
British Pound	Credit Suisse International	08/20/14	(150,000)	(250,597)	(253,212)	(2,615)
British Pound	Credit Suisse International	08/20/14	(580,000)	(975,897)	(979,086)	(3,189)
British Pound	Credit Suisse International	08/20/14	(315,000)	(539,771)	(531,745)	8,026
Canadian Dollar	Credit Suisse International	08/20/14	(365,000)	(341,831)	(334,624)	7,207
Canadian Dollar	Credit Suisse International	08/20/14	(245,000)	(228,429)	(224,611)	3,818
Canadian Dollar	Credit Suisse International	08/20/14	(975,000)	(892,497)	(893,860)	(1,363)
Canadian Dollar	Credit Suisse International	08/20/14	(420,000)	(393,112)	(385,047)	8,065
Chinese Yuan	Credit Suisse International	08/20/14	(10,110,000)	(1,630,908)	(1,634,820)	(3,912)
Chinese Yuan	Credit Suisse International	08/20/14	(5,120,000)	(829,016)	(827,921)	1,095
Euro	Goldman Sachs International	08/20/14	(215,000)	(293,793)	(287,913)	5,880
Euro	Goldman Sachs International	08/20/14	(445,000)	(606,986)	(595,913)	11,073
Euro	Credit Suisse International	08/20/14	(2,550,000)	(3,494,120)	(3,414,786)	79,334
Hong Kong Dollar	Credit Suisse International	08/20/14	(1,795,000)	(231,595)	(231,620)	(25)
Hong Kong Dollar	Credit Suisse International	08/20/14	(4,960,000)	(639,926)	(640,019)	(93)
Indonesian Rupiah	Credit Suisse International	08/20/14	(5,607,800,000)	(479,832)	(482,971)	(3,139)
Israeli New Shekel	Credit Suisse International	08/20/14	(1,865,000)	(539,056)	(544,407)	(5,351)
Japanese Yen	Credit Suisse International	08/20/14	(35,800,000)	(350,589)	(348,060)	2,529
Japanese Yen	Goldman Sachs International	08/20/14	(59,300,000)	(582,708)	(576,534)	6,174
Korean Won	Credit Suisse International	08/20/14	(1,700,000,000)	(1,652,089)	(1,652,445)	(356)
Norwegian Krone	Credit Suisse International	08/20/14	(5,070,000)	(852,420)	(806,049)	46,371
Russian Ruble	Credit Suisse International	08/20/14	(12,748,572)	(372,439)	(355,361)	17,078
South African Rand	Credit Suisse International	08/20/14	(12,840,000)	(1,223,783)	(1,194,242)	29,541
Swiss Franc	Credit Suisse International	08/20/14	(3,510,000)	(3,947,883)	(3,862,860)	85,023
Taiwan Dollar	Credit Suisse International	08/20/14	(19,200,000)	(637,450)	(640,278)	(2,828)
Thailand Baht	Credit Suisse International	08/20/14	(13,410,000)	(408,095)	(417,279)	(9,184)

Total Short Contracts				$(23,337,102)	$(23,053,628)	$283,474

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	Credit Suisse International	08/20/14	1,490,000	$1,386,278	$1,383,096	$(3,182)
British Pound	Credit Suisse International	08/20/14	255,000	437,050	430,460	(6,590)
Euro	Goldman Sachs International	08/20/14	235,000	319,845	314,696	(5,149)
Euro	Goldman Sachs International	08/20/14	225,000	300,875	301,305	430
Euro	Goldman Sachs International	08/20/14	555,000	755,916	743,218	(12,698)
Euro	Goldman Sachs International	08/20/14	325,000	445,970	435,218	(10,752)
Hong Kong Dollar	Credit Suisse International	08/20/14	6,755,000	871,461	871,639	178
Japanese Yen	Goldman Sachs International	08/20/14	35,800,000	351,594	348,060	(3,534)
Korean Won	Credit Suisse International	08/20/14	1,056,000,000	1,041,729	1,026,461	(15,268)
Mexican Peso	Credit Suisse International	08/20/14	10,770,000	826,884	813,665	(13,219)
Norwegian Krone	Goldman Sachs International	08/20/14	2,520,000	410,612	400,639	(9,973)
Philippine Peso	Credit Suisse International	08/20/14	33,550,000	766,858	771,337	4,479
Singapore Dollar	Credit Suisse International	08/20/14	780,000	623,125	625,249	2,124
Swedish Krona	Credit Suisse International	08/20/14	7,930,000	1,208,456	1,149,489	(58,967)
Swiss Franc	Goldman Sachs International	08/20/14	535,000	599,640	588,783	(10,857)
Swiss Franc	Goldman Sachs International	08/20/14	240,000	268,709	264,127	(4,582)
Swiss Franc	Goldman Sachs International	08/20/14	460,000	516,260	506,244	(10,016)
Thailand Baht	Credit Suisse International	08/20/14	13,410,000	412,615	417,279	4,664

Total Long Contracts				$11,543,877	$11,390,965	$(152,912)

At July 31, 2014, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	08/20/14	650,000 Euro	(514,262) British Pound	$868,115	$870,435	$2,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Global Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$961,132	$—	$961,132
Automobiles	—	987,074	—	987,074
Banks	3,137,805	6,720,686	—	9,858,491
Beverages	—	1,030,430	—	1,030,430
Biotechnology	1,554,968	—	—	1,554,968
Capital Markets	2,270,168	—	—	2,270,168
Chemicals	1,596,406	986,068	—	2,582,474
Commercial Services & Supplies	1,008,780	—	—	1,008,780
Construction & Engineering	—	811,576	—	811,576
Containers & Packaging	865,041	—	—	865,041
Diversified Financial Services	—	1,215,328	—	1,215,328
Diversified Telecommunication Services	—	812,200	—	812,200
Electrical Equipment	—	1,004,450	—	1,004,450
Electronic Equipment, Instruments & Components	1,106,538	1,108,365	—	2,214,903
Food & Staples Retailing	—	1,042,259	—	1,042,259
Food Products	1,072,662	1,939,082	—	3,011,744
Gas Utilities	766,932	—	—	766,932
Health Care Providers & Services	1,476,006	—	—	1,476,006
Household Durables	—	1,287,989	—	1,287,989
Household Products	1,845,912	—	—	1,845,912
Information Technology Services	593,759	—	—	593,759
Insurance	1,320,292	2,305,770	—	3,626,062
Internet Software & Services	2,681,896	—	—	2,681,896
Life Sciences Tools & Services	1,087,425	—	—	1,087,425
Machinery	905,366	1,561,681	—	2,467,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Global Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Marine	$—	$792,649	$—	$792,649
Media	3,486,194	2,067,476	—	5,553,670
Metals & Mining	—	2,720,974	—	2,720,974
Multiline Retail	—	455,711	—	455,711
Multi-Utilities	683,767	—	—	683,767
Oil, Gas & Consumable Fuels	5,982,728	1,344,796	—	7,327,524
Personal Products	—	1,113,554	—	1,113,554
Pharmaceuticals	1,397,478	4,212,325	—	5,609,803
Real Estate Investment Trusts (REITs)	—	760,549	—	760,549
Real Estate Management & Development	—	2,377,227	—	2,377,227
Semiconductors & Semiconductor Equipment	1,708,993	668,384	—	2,377,377
Software	923,032	—	—	923,032
Specialty Retail	861,300	587,361	—	1,448,661
Technology Hardware, Storage & Peripherals	1,978,299	624,188	—	2,602,487
Textiles, Apparel & Luxury Goods	—	584,739	—	584,739
Tobacco	—	1,195,520	—	1,195,520
Trading Companies & Distributors	—	635,428	—	635,428
Wireless Telecommunication Services	—	655,599	—	655,599

Total Common Stocks	$40,311,747	$44,570,570	$—	$84,882,317

Forward Foreign Currency Contracts	—	329,724	—	329,724
Warrant	—	123,516	—	123,516

Total Assets	$40,311,747	$45,023,810	$—	$85,335,557

Liabilities:
Forward Foreign Currency Contracts	—	(196,842)	—	(196,842)

Total Liabilities	$—	$(196,842)	$—	$(196,842)

Total	$40,311,747	$44,826,968	$—	$85,138,715

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$329,724

Total		$329,724

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(196,842)

Total		$(196,842)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS
Series 1684, Class I, 6.50%, 03/15/24	$539,048	$604,313
Series 2296, Class H, 6.50%, 03/15/31	17,713	19,865
Federal National Mortgage Association REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	1,973	2,116
Series 1990-7, Class B, 8.50%, 01/25/20	7,708	8,692
Series 1993-16, Class Z, 7.50%, 02/25/23	36,787	41,658
Series 1993-226, Class PK, 6.00%, 12/25/23	266,035	294,147
Series 2003-66, Class AP, 3.50%, 11/25/32	189,733	192,555
Series 2013-59, Class MX, 2.50%, 09/25/42	4,436,038	4,426,106

Total Collateralized Mortgage Obligations (cost $5,576,371)		5,589,452

Commercial Mortgage Backed Security 1.4%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	1,052,101	1,072,186

Total Commercial Mortgage Backed Security (cost $1,056,909)		1,072,186

U.S. Government Mortgage Backed Agencies 22.7%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# MA0598 3.50%, 12/01/20	3,326,436	3,509,650
Pool# 874740 6.32%, 07/01/22	1,632,045	1,917,479
Pool# 874982 6.81%, 11/01/25	1,620,309	1,857,464
Pool# 932840 3.50%, 12/01/25	3,936,772	4,152,987
Pool# 387114 5.62%, 09/01/34	1,073,773	1,160,903
Pool# 773298 2.39%, 04/01/35 (a)	1,773,984	1,902,182
Pool# 745769 2.14%, 07/01/36 (a)	1,877,128	1,990,854
Pool# 813605 2.30%, 07/01/36 (a)	379,548	406,977

Total U.S. Government Mortgage Backed Agencies (cost $16,057,863)		16,898,496

U.S. Government Sponsored & Agency Obligations 31.7%

	Principal Amount	Market Value

Federal Home Loan Banks 5.37%, 09/09/24	2,615,000	3,156,443
Federal National Mortgage Association
8.20%, 03/10/16	5,000,000	5,622,980
6.00%, 04/18/36	4,900,000	5,305,577
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,743,796
Overseas Private Investment Corp. 2.29%, 09/15/26	4,848,681	4,844,642

Total U.S. Government Sponsored & Agency Obligations (cost $23,759,491)		23,673,438

U.S. Treasury Bonds 9.9%

	Principal Amount	Market Value
U.S. Treasury Bonds,
2.88%, 05/15/43	2,000,000	1,837,812
3.38%, 05/15/44	2,000,000	2,023,750
U.S. Treasury Inflation Indexed Bonds
2.50%, 01/15/29 (b)	1,000,000	1,400,830
0.63%, 02/15/43 (b)	2,250,000	2,137,204

Total U.S. Treasury Bonds (cost $7,609,805)		7,399,596

U.S. Treasury Notes 25.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes
1.38%, 07/15/18 (b)	1,000,000	1,194,074
0.13%, 01/15/23 (b)	2,500,000	2,557,728
U.S. Treasury Notes
0.88%, 06/15/17	3,000,000	2,990,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Government Bond Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
0.50%, 07/31/17	$6,000,000	$5,904,375
1.50%, 02/28/19	6,500,000	6,447,187

Total U.S. Treasury Notes (cost $19,368,592)		19,093,989

Total Investments (cost $73,429,031) (c) — 98.8%		73,727,157
Other assets in excess of liabilities — 1.2%		910,336

NET ASSETS — 100.0%		$74,637,493

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(b)	Principal amounts are not adjusted for inflation.
(c)	At July 31, 2014, the tax basis cost of the Fund’s investments was $73,429,031, tax unrealized appreciation and depreciation were $1,265,430 and $(967,304), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Growth Fund

Common Stocks 97.1%

	Shares	Market Value
Aerospace & Defense 3.2%
General Dynamics Corp.	17,575	$2,052,233
Lockheed Martin Corp.	14,550	2,429,414
Northrop Grumman Corp.	16,275	2,006,219

		6,487,866

Airlines 0.7%
United Continental Holdings, Inc. *	30,850	1,431,132

Auto Components 1.4%
Tenneco, Inc. *	24,225	1,543,133
Visteon Corp. *	12,850	1,227,175

		2,770,308

Automobiles 1.0%
Ford Motor Co.	124,325	2,116,012

Beverages 1.9%
Coca-Cola Enterprises, Inc.	48,375	2,198,644
Monster Beverage Corp. *	24,500	1,567,020

		3,765,664

Biotechnology 6.8%
Amgen, Inc.	31,725	4,041,448
Celgene Corp. *	36,450	3,176,617
Gilead Sciences, Inc. *	55,250	5,058,137
Medivation, Inc. *	20,625	1,530,994

		13,807,196

Capital Markets 2.4%
Ameriprise Financial, Inc.	14,150	1,692,340
Lazard Ltd., Class A	31,975	1,672,292
LPL Financial Holdings, Inc.	33,850	1,607,198

		4,971,830

Chemicals 3.3%
Cabot Corp.	17,900	937,781
Dow Chemical Co. (The)	31,825	1,625,303
LyondellBasell Industries NV, Class A	18,875	2,005,469
Westlake Chemical Corp.	24,075	2,103,914

		6,672,467

Communications Equipment 0.9%
Juniper Networks, Inc. *	75,525	1,777,859

Construction & Engineering 0.9%
Fluor Corp.	23,875	1,739,771

Construction Materials 0.7%
Eagle Materials, Inc.	15,325	1,391,816

Diversified Telecommunication Services 3.1%
Verizon Communications, Inc.	123,375	6,220,568

Energy Equipment & Services 2.2%
Baker Hughes, Inc.	27,600	1,898,052
Helmerich & Payne, Inc.	10,650	1,131,669
Patterson-UTI Energy, Inc.	40,150	1,379,152

		4,408,873

Food & Staples Retailing 1.7%
CVS Caremark Corp.	15,900	1,214,124
Walgreen Co.	32,400	2,228,148

		3,442,272

Health Care Equipment & Supplies 0.8%
C.R. Bard, Inc.	11,550	1,723,606

Health Care Providers & Services 3.6%
Cardinal Health, Inc.	17,575	1,259,249
Henry Schein, Inc. *	13,250	1,540,313
McKesson Corp.	14,100	2,705,226
Omnicare, Inc.	27,725	1,732,812

		7,237,600

Hotels, Restaurants & Leisure 3.2%
Brinker International, Inc.	39,300	1,762,212
Wyndham Worldwide Corp.	35,075	2,649,916
Wynn Resorts Ltd.	9,325	1,988,090

		6,400,218

Household Durables 0.8%
Harman International Industries, Inc.	15,025	1,630,964

Household Products 2.6%
Colgate-Palmolive Co.	48,825	3,095,505
Spectrum Brands Holdings, Inc.	27,300	2,276,820

		5,372,325

Information Technology Services 4.1%
Alliance Data Systems Corp. *	7,900	2,072,091
Broadridge Financial Solutions, Inc.	36,725	1,482,588
International Business Machines Corp.	15,025	2,879,842
Vantiv, Inc., Class A *	60,775	1,992,204

		8,426,725

Insurance 0.7%
Genworth Financial, Inc., Class A *	108,800	1,425,280

Internet & Catalog Retail 3.2%
Liberty Interactive Corp., Series A *	53,875	1,511,194
Netflix, Inc. *	4,275	1,807,128
Priceline Group, Inc. (The) *	2,500	3,106,125

		6,424,447

Internet Software & Services 7.0%
Akamai Technologies, Inc. *	24,350	1,437,137
Facebook, Inc., Class A *	60,425	4,389,876
Google, Inc., Class A *	7,300	4,230,715
Google, Inc., Class C *	7,400	4,229,840

		14,287,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value
Leisure Products 0.7%
Polaris Industries, Inc.	9,050	$1,335,237

Life Sciences Tools & Services 0.8%
ICON PLC *	31,775	1,645,945

Machinery 3.6%
Caterpillar, Inc.	18,625	1,876,468
Dover Corp.	14,600	1,252,096
Harsco Corp.	49,225	1,243,916
Joy Global, Inc.	21,150	1,253,349
Parker Hannifin Corp.	15,125	1,738,619

		7,364,448

Marine 0.8%
Kirby Corp. *	14,300	1,665,378

Media 2.9%
CBS Corp. Non-Voting Shares, Class B	39,450	2,241,943
Walt Disney Co. (The)	41,825	3,591,931

		5,833,874

Multiline Retail 0.9%
Macy’s, Inc.	31,925	1,844,946

Oil, Gas & Consumable Fuels 4.3%
Chesapeake Energy Corp.	51,700	1,363,329
EOG Resources, Inc.	24,275	2,656,656
SM Energy Co.	19,600	1,539,384
Southwestern Energy Co. *	42,375	1,719,577
Ultra Petroleum Corp. *	62,075	1,422,759

		8,701,705

Pharmaceuticals 2.5%
Actavis PLC *	14,150	3,031,779
Salix Pharmaceuticals Ltd. *	14,875	1,962,161

		4,993,940

Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A *	64,875	2,000,745

Road & Rail 1.7%
Union Pacific Corp.	35,925	3,531,787

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	93,275	1,955,044
NXP Semiconductor NV *	33,500	2,088,725
Texas Instruments, Inc.	66,975	3,097,594

		7,141,363

Software 4.8%
Citrix Systems, Inc. *	26,725	1,810,084
Microsoft Corp.	80,250	3,463,590
Oracle Corp.	110,400	4,459,056

		9,732,730

Specialty Retail 3.9%
GNC Holdings, Inc., Class A	39,000	1,279,590
Lowe’s Cos., Inc.	56,275	2,692,759
O’Reilly Automotive, Inc. *	13,800	2,070,000
Penske Automotive Group, Inc.	21,000	975,450
Williams-Sonoma, Inc.	11,955	801,822

		7,819,621

Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc.	132,275	12,641,522

Textiles, Apparel & Luxury Goods 2.2%
Hanesbrands, Inc.	23,575	2,303,513
Michael Kors Holdings Ltd. *	25,850	2,106,258

		4,409,771

Wireless Telecommunication Services 1.1%
SBA Communications Corp., Class A *	20,625	2,205,431

Total Investments (cost $180,214,001) (a) — 97.1%		196,800,810
Other assets in excess of liabilities — 2.9%		5,908,720

NET ASSETS — 100.0%		$202,709,530

*	Denotes a non-income producing security.
(a)	At July 31, 2014, the tax basis cost of the Fund’s investments was $180,305,897, tax unrealized appreciation and depreciation were $20,019,851 and $(3,524,938), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks 96.2%

	Shares	Market Value
Aerospace & Defense 1.8%
Rockwell Collins, Inc.	1,206	$88,364

Airlines 3.2%
Copa Holdings SA, Class A	1,019	154,756

Capital Markets 6.1%
Eaton Vance Corp.	2,377	83,504
Federated Investors, Inc., Class B	4,121	116,295
Waddell & Reed Financial, Inc., Class A	1,870	98,717

		298,516

Chemicals 10.3%
Celanese Corp.	1,547	90,051
CF Industries Holdings, Inc.	531	132,930
Eastman Chemical Co.	573	45,141
Huntsman Corp.	4,453	116,001
NewMarket Corp.	307	118,809

		502,932

Communications Equipment 2.0%
Harris Corp.	1,442	98,445

Containers & Packaging 1.0%
Packaging Corp. of America	723	47,834

Diversified Financial Services 6.1%
CBOE Holdings, Inc.	2,679	129,851
McGraw Hill Financial, Inc.	1,460	117,121
Moody’s Corp.	573	49,851

		296,823

Electronic Equipment, Instruments & Components 1.1%
Jabil Circuit, Inc.	2,703	53,952

Energy Equipment & Services 3.3%
Atwood Oceanics, Inc. *	1,810	87,151
RPC, Inc.	3,288	73,980

		161,131

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	1,122	86,293
Cigna Corp.	1,514	136,321

		222,614

Hotels, Restaurants & Leisure 1.0%
Bally Technologies, Inc. *	819	49,279

Independent Power and Renewable Electricity Producers 2.7%
AES Corp. (The)	8,894	129,941

Information Technology Services 3.6%
DST Systems, Inc.	1,291	116,280
Western Union Co. (The)	3,391	59,241

		175,521

Insurance 0.9%
RenaissanceRe Holdings Ltd.	464	45,384

Leisure Products 2.7%
Polaris Industries, Inc.	887	130,868

Machinery 4.9%
Graco, Inc.	1,840	136,436
Toro Co. (The)	1,701	100,920

		237,356

Multiline Retail 2.6%
Family Dollar Stores, Inc.	1,671	124,907

Oil, Gas & Consumable Fuels 4.5%
HollyFrontier Corp.	1,513	71,126
Whiting Petroleum Corp. *	1,689	149,460

		220,586

Personal Products 4.1%
Herbalife Ltd.	1,780	93,272
Nu Skin Enterprises, Inc., Class A	1,779	104,409

		197,681

Pharmaceuticals 2.3%
Mylan, Inc. *	2,226	109,898

Real Estate Investment Trusts (REITs) 6.3%
American Capital Agency Corp.	4,984	115,230
Apartment Investment & Management Co., Class A	3,161	108,043
CBL & Associates Properties, Inc.	4,411	82,486

		305,759

Real Estate Management & Development 2.1%
CBRE Group, Inc., Class A *	3,288	101,402

Road & Rail 1.8%
Landstar System, Inc.	1,363	90,135

Software 2.4%
Symantec Corp.	4,948	117,070

Specialty Retail 5.2%
Bed Bath & Beyond, Inc. *	828	52,404
Gap, Inc. (The)	1,238	49,656
GNC Holdings, Inc., Class A	1,423	46,689
Ross Stores, Inc.	1,623	104,521

		253,270

Technology Hardware, Storage & Peripherals 6.1%
Lexmark International, Inc., Class A	2,968	142,553
Western Digital Corp.	1,526	152,341

		294,894

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	1,465	50,630

Thrifts & Mortgage Finance 2.5%
Nationstar Mortgage Holdings, Inc. *	2,630	80,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Ocwen Financial Corp. *	1,339	$40,398

		120,639

Total Investments (cost $4,804,512) (a) — 96.2%		4,680,587
Other assets in excess of liabilities — 3.8%		182,561

NET ASSETS — 100.0%		$4,863,148

*	Denotes a non-income producing security.
(a)	At July 31, 2014, the tax basis cost of the Fund’s investments was $4,804,512, tax unrealized appreciation and depreciation were $94,247 and $(218,172), respectively.

Ltd.	Limited
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.2%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.94%, 02/15/51 (a)	$100,000	$111,034

Total Commercial Mortgage Backed Security (cost $79,141)		111,034

Corporate Bonds 95.8%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
B/E Aerospace, Inc., 6.88%, 10/01/20	100,000	108,500
TransDigm, Inc., 6.00%, 07/15/22 (b)	75,000	75,375

		183,875

Airlines 0.4%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	186,375

Auto Components 1.6%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	250,000	270,000
Goodyear Tire & Rubber Co. (The), 6.50%, 03/01/21	125,000	132,187
Schaeffler Holding Finance BV, 6.87%, 08/15/18 (b)(c)	400,000	421,000

		823,187

Automobiles 1.2%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	205,000	218,069
8.25%, 06/15/21	200,000	219,500
General Motors Co., 6.25%, 10/02/43	150,000	169,875

		607,444

Banks 2.5%
Barclays Bank PLC, 7.63%, 11/21/22	200,000	223,490
CIT Group, Inc. 5.50%, 02/15/19 (b)	185,000	197,487
5.00%, 08/15/22	150,000	154,500
Lloyds Banking Group PLC 7.50%, 06/27/24 (d)	250,000	265,625
6.41%, 10/01/35 (b)(d)	200,000	217,000
RBS Capital Trust II, 6.43%, 01/03/34 (d)	150,000	159,750
Zions Bancorporation, 5.50%, 11/16/15	15,000	15,638

		1,233,490

Building Products 1.4%
Builders FirstSource, Inc., 7.63%, 06/01/21 (b)	125,000	129,375
Building Materials Corp. of America, 6.75%, 05/01/21 (b)	175,000	187,687
Summit Materials LLC/Summit Materials Finance Corp., 10.50%, 01/31/20	125,000	139,375
USG Corp., 5.88%, 11/01/21 (b)	250,000	260,625

		717,062

Capital Markets 1.1%
Credit Suisse Group AG, 7.50%, 12/11/23 (b)(d)	400,000	440,000
NRG Yield Operating LLC, 5.38%, 08/15/24 (b)	100,000	100,500

		540,500

Chemicals 2.1%
Basell Finance Co. BV, Class B, 8.10%, 03/15/27 (b)	115,000	155,332
INEOS Group Holdings SA, 6.13%, 08/15/18 (b)	200,000	204,000
NOVA Chemicals Corp., 5.25%, 08/01/23 (b)	125,000	136,325
Perstorp Holding AB, 11.00%, 08/15/17 (b)	200,000	214,014
Rayonier AM Products, Inc., 5.50%, 06/01/24 (b)	150,000	149,625
SPCM SA, 6.00%, 01/15/22 (b)	200,000	214,029

		1,073,325

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies 3.8%
ADT Corp. (The), 6.25%, 10/15/21	$175,000	$182,000
Ceridian LLC/Comdata, Inc., 8.13%, 11/15/17 (b)	100,000	99,750
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	75,563
Envision Healthcare Corp., 5.13%, 07/01/22 (b)	150,000	149,625
ExamWorks Group, Inc., 9.00%, 07/15/19	425,000	463,250
FTI Consulting, Inc., 6.75%, 10/01/20	100,000	104,750
Mustang Merger Corp., 8.50%, 08/15/21 (b)	125,000	135,156
Premier Graphics, Inc., 11.50%, 12/01/05 (e)(f)	4,250,000	0
RR Donnelley & Sons Co. 7.88%, 03/15/21	100,000	113,000
6.00%, 04/01/24	100,000	99,000
ServiceMaster Co. 8.00%, 02/15/20	100,000	105,750
7.00%, 08/15/20	97,000	99,425
TMS International Corp., 7.63%, 10/15/21 (b)	275,000	291,500

		1,918,769

Communications Equipment 0.3%
Avaya, Inc., 7.00%, 04/01/19 (b)	150,000	144,750

Construction & Engineering 0.3%
Abengoa Finance SAU, 7.75%, 02/01/20 (b)	150,000	164,250

Construction Materials 1.1%
Cemex SAB de CV, 5.88%, 03/25/19 (b)	200,000	206,000
Vulcan Materials Co., 7.50%, 06/15/21	300,000	351,000

		557,000

Consumer Finance 3.4%
Ally Financial, Inc. 8.00%, 03/15/20	225,000	263,813
8.00%, 11/01/31	110,000	137,500
International Lease Finance Corp., 7.13%, 09/01/18 (b)	450,000	508,500
SLM Corp. 8.45%, 06/15/18	125,000	144,041
5.50%, 01/15/19	125,000	129,430
8.00%, 03/25/20	225,000	255,331
Springleaf Finance Corp., 6.90%, 12/15/17	240,000	261,000

		1,699,615

Containers & Packaging 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 01/31/21 (b)	225,000	225,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	150,000	141,750
Graphic Packaging International, Inc., 4.75%, 04/15/21	125,000	125,625
Sealed Air Corp. 8.38%, 09/15/21 (b)	240,000	270,000
5.25%, 04/01/23 (b)	125,000	124,062

		886,437

Distributors 0.4%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (b)	175,000	175,437

Diversified Financial Services 1.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.00%, 08/01/20	175,000	183,313
5.88%, 02/01/22	125,000	128,125
Interactive Data Corp., 5.88%, 04/15/19 (b)	100,000	100,375
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20 (b)	200,000	209,000
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	347,900

		968,713

Diversified Telecommunication Services 5.4%
Altice SA, 7.75%, 05/15/22 (b)	200,000	207,500
CenturyLink, Inc., Series S, 6.45%, 06/15/21	130,000	140,685
CenturyLink, Inc., Series W, 6.75%, 12/01/23	75,000	81,886
Embarq Corp., 8.00%, 06/01/36	125,000	136,986
Frontier Communications Corp. 8.50%, 04/15/20	125,000	144,375
9.25%, 07/01/21	100,000	117,500
9.00%, 08/15/31	230,000	247,250
Level 3 Communications, Inc., 11.88%, 02/01/19	190,000	208,050
Level 3 Escrow II, Inc., 5.38%, 08/15/22 (b)	100,000	98,750
Level 3 Financing, Inc., 6.13%, 01/15/21 (b)	75,000	78,375
Sprint Capital Corp. 6.90%, 05/01/19	175,000	187,250
8.75%, 03/15/32	225,000	248,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Telecom Italia SpA, 5.30%, 05/30/24 (b)	$200,000	$193,834
West Corp., 7.88%, 01/15/19	50,000	52,250
Wind Acquisition Finance SA, 4.75%, 07/15/20 (b)	200,000	198,500
Windstream Corp., 7.75%, 10/01/21	350,000	375,375

		2,717,191

Electric Utilities 0.7%
AES Corp. (The), 8.00%, 06/01/20	185,000	218,069
FirstEnergy Corp., Series C, 7.38%, 11/15/31	100,000	117,986

		336,055

Electrical Equipment 0.2%
Belden, Inc., 5.25%, 07/15/24 (b)	125,000	124,062

Electronic Equipment & Instruments 0.4%
Flextronics International Ltd., 5.00%, 02/15/23	175,000	178,938

Electronic Equipment, Instruments & Components 0.5%
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19	175,000	186,375
6.00%, 08/15/22	75,000	75,187

		261,562

Energy Equipment & Services 1.2%
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (b)	300,000	319,500
Key Energy Services, Inc., 6.75%, 03/01/21	175,000	178,500
SESI LLC, 7.13%, 12/15/21	115,000	129,088

		627,088

Food & Staples Retailing 0.6%
CST Brands, Inc., 5.00%, 05/01/23	25,000	24,687
Rite Aid Corp., 9.25%, 03/15/20	150,000	167,438
Roundy’s Supermarkets, Inc., 10.25%, 12/15/20 (b)	125,000	130,938

		323,063

Food Products 1.4%
Agrokor DD, 8.88%, 02/01/20 (b)	300,000	331,875
ARAMARK Corp., 5.75%, 03/15/20	125,000	128,437
Diamond Foods, Inc., 7.00%, 03/15/19 (b)	125,000	129,375
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20 (b)	125,000	133,125

		722,812

Gas Utilities 4.3%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 08/01/23	250,000	245,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 03/01/22 (b)	250,000	258,750
El Paso Corp., 7.75%, 01/15/32	120,000	132,293
Genesis Energy LP, 5.63%, 06/15/24	150,000	149,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 05/15/21	250,000	265,000
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	250,000	265,000
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	550,000	569,250
6.25%, 03/15/22 (b)	150,000	158,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	125,000	128,125

		2,171,918

Health Care Providers & Services 5.0%
Amsurg Corp., 5.63%, 07/15/22 (b)	125,000	125,937
Biomet, Inc., 6.50%, 08/01/20	225,000	240,187
CHS/Community Health Systems, Inc. 7.13%, 07/15/20	225,000	240,187
5.13%, 08/01/21 (b)	75,000	75,750
6.88%, 02/01/22 (b)	125,000	129,375
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)	150,000	161,438
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	125,000	123,125
HCA, Inc. 7.75%, 05/15/21	150,000	161,625
7.50%, 02/15/22	100,000	113,500
5.88%, 03/15/22	100,000	106,250
5.00%, 03/15/24	50,000	49,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Hologic, Inc., 6.25%, 08/01/20	$100,000	$104,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (b)	75,000	75,375
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (b)	150,000	152,625
Omnicare, Inc., 7.75%, 06/01/20	42,000	44,730
Service Corp. International, 5.38%, 05/15/24 (b)	100,000	101,750
Tenet Healthcare Corp. 8.00%, 08/01/20	160,000	170,400
6.00%, 10/01/20	75,000	78,750
4.38%, 10/01/21	175,000	169,313
8.13%, 04/01/22	75,000	84,750

		2,508,692

Hotels, Restaurants & Leisure 2.9%
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17	100,000	88,000
8.00%, 10/01/20 (b)	75,000	77,437
Felcor Lodging LP, 6.75%, 06/01/19	165,000	172,425
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	225,000	228,937
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (b)	125,000	125,000
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	250,000	260,000
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (b)	175,000	195,125
Speedway Motorsports, Inc., 6.75%, 02/01/19	75,000	78,469
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (b)	175,000	171,063
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (b)	65,000	38,513

		1,434,969

Household Durables 1.8%
DR Horton, Inc., 4.38%, 09/15/22	125,000	122,500
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	175,000	185,500
KB Home, 7.25%, 06/15/18	150,000	165,000
Standard Pacific Corp. 10.75%, 09/15/16	115,000	133,975
8.38%, 01/15/21	150,000	173,250
WESCO Distribution, Inc., 5.38%, 12/15/21	100,000	101,500

		881,725

Household Products 1.5%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (b)(c)	125,000	132,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.88%, 08/15/19	125,000	132,969
8.25%, 02/15/21	300,000	318,000
Spectrum Brands, Inc. 6.38%, 11/15/20	100,000	106,000
6.63%, 11/15/22	75,000	80,063

		769,844

Industrial Conglomerates 0.3%
Bombardier, Inc., 7.75%, 03/15/20 (b)	150,000	163,125

Information Technology Services 1.0%
First Data Corp. 12.63%, 01/15/21	350,000	416,500
10.63%, 06/15/21	97,000	110,095

		526,595

Insurance 0.7%
AXA SA, 6.38%, 12/14/36 (b)(d)	150,000	162,375
Liberty Mutual Group, Inc., 10.75%, 06/15/58 (a)(b)	90,000	139,050
XL Group PLC, Series E, 6.50%, 04/15/17 (d)	75,000	73,594

		375,019

Internet Software & Services 0.7%
Equinix, Inc. 7.00%, 07/15/21	150,000	162,750
5.38%, 04/01/23	175,000	175,000

		337,750

Leisure Products 0.1%
Brunswick Corp., 4.63%, 05/15/21 (b)	75,000	74,344

Machinery 1.0%
Case New Holland, Inc., 7.88%, 12/01/17	225,000	256,500
Huntington Ingalls Industries, Inc., 7.13%, 03/15/21	100,000	107,250
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	150,000	164,250

		528,000

Marine 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (b)	150,000	153,750
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/22 (b)	150,000	154,500
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	150,000	148,875

		457,125

Media 10.2%
Cablevision Systems Corp., 5.88%, 09/15/22	50,000	50,000
CCO Holdings LLC/CCO Holdings Capital Corp. 8.13%, 04/30/20	475,000	505,281
6.50%, 04/30/21	100,000	104,250
6.63%, 01/31/22	125,000	131,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (b)	$125,000	$120,625
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	97,750
Clear Channel Communications, Inc. 9.00%, 12/15/19	125,000	128,438
14.00%, 02/01/21 (c)	192,326	191,845
Cogeco Cable, Inc., 4.88%, 05/01/20 (b)	150,000	152,295
DISH DBS Corp., 7.88%, 09/01/19	425,000	488,750
Gannett Co., Inc. 5.13%, 07/15/20	125,000	127,187
6.38%, 10/15/23 (b)	100,000	105,750
Intelsat Jackson Holdings SA 7.25%, 10/15/20	375,000	395,625
5.50%, 08/01/23	175,000	168,000
Intelsat Luxembourg SA, 7.75%, 06/01/21	75,000	76,500
Lamar Media Corp., 5.38%, 01/15/24 (b)	125,000	126,875
McClatchy Co. (The), 9.00%, 12/15/22	225,000	245,250
Nara Cable Funding Ltd., 8.88%, 12/01/18 (b)	400,000	428,000
Numericable Group SA 4.88%, 05/15/19 (b)	200,000	202,500
6.25%, 05/15/24 (b)	250,000	255,625
Ono Finance II PLC, 10.88%, 07/15/19 (b)	150,000	163,695
Sirius XM Radio, Inc. 5.75%, 08/01/21 (b)	75,000	77,062
4.63%, 05/15/23 (b)	100,000	94,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 01/15/23 (b)	275,000	276,375
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	250,000	277,188
WMG Acquisition Corp., 6.00%, 01/15/21 (b)	135,000	138,375

		5,128,491

Metals & Mining 3.1%
ArcelorMittal 6.75%, 02/25/22	75,000	81,211
7.50%, 10/15/39	225,000	239,063
7.25%, 03/01/41	125,000	130,156
Arch Coal, Inc. 9.88%, 06/15/19	125,000	93,125
7.25%, 06/15/21	50,000	32,000
Commercial Metals Co., 4.88%, 05/15/23	150,000	143,250
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19 (b)	150,000	162,375
Hecla Mining Co., 6.88%, 05/01/21	275,000	267,437
Murray Energy Corp., 8.63%, 06/15/21 (b)	125,000	132,813
Steel Dynamics, Inc., 5.25%, 04/15/23	150,000	151,125
Westmoreland Coal Co./Westmoreland Partners, 10.75%, 02/01/18 (b)	100,000	106,500

		1,539,055

Multi-Utilities & Unregulated Power 1.2%
Calpine Corp., 6.00%, 01/15/22 (b)	250,000	265,000
NRG Energy, Inc., 6.25%, 07/15/22 (b)	350,000	362,250

		627,250

Oil, Gas & Consumable Fuels 13.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	290,000	304,137
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.13%, 11/01/20 (b)	125,000	121,875
7.38%, 11/01/21 (b)	150,000	145,125
Antero Resources Finance Corp. 6.00%, 12/01/20	275,000	288,062
5.38%, 11/01/21	100,000	101,500
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 05/01/22 (b)	150,000	150,750
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	125,000	132,500
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21 (b)	150,000	152,625
7.63%, 01/15/22	125,000	132,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Chaparral Energy, Inc., 7.63%, 11/15/22	$275,000	$288,062
Chesapeake Energy Corp., 6.63%, 08/15/20	125,000	139,062
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19	125,000	132,500
Denbury Resources, Inc., 5.50%, 05/01/22	100,000	98,000
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	225,000	248,625
Halcon Resources Corp., 9.75%, 07/15/20	250,000	265,625
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)	50,000	49,375
Kodiak Oil & Gas Corp., 5.50%, 02/01/22	100,000	104,500
Legacy Reserves LP/Legacy Reserves Finance Corp. 6.63%, 12/01/21	100,000	100,250
6.63%, 12/01/21 (b)	150,000	150,563
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20	185,000	195,869
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 05/01/21	375,000	385,313
6.88%, 08/01/22 (b)	125,000	123,125
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.75%, 10/01/20	450,000	489,375
Oasis Petroleum, Inc. 6.50%, 11/01/21	125,000	132,500
6.88%, 03/15/22 (b)	250,000	271,875
Offshore Group Investment Ltd., 7.50%, 11/01/19	325,000	336,375
Pacific Drilling SA, 5.38%, 06/01/20 (b)	500,000	478,750
Precision Drilling Corp., 5.25%, 11/15/24 (b)	125,000	124,413
Quicksilver Resources, Inc., 7.13%, 04/01/16	115,000	101,200
Rice Energy, Inc., 6.25%, 05/01/22 (b)	125,000	124,063
Samson Investment Co., 10.75%, 02/15/20 (b)	125,000	126,875
SandRidge Energy, Inc., 8.75%, 01/15/20	110,000	114,950
Seventy Seven Energy, Inc., 6.50%, 07/15/22 (b)	225,000	226,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	125,000	125,000
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)	150,000	155,250

		6,616,381

Paper & Forest Products 1.9%
Boise Cascade Co., 6.38%, 11/01/20	250,000	266,250
Cascades, Inc., 5.50%, 07/15/22 (b)	125,000	124,569
Clearwater Paper Corp., 4.50%, 02/01/23	25,000	24,125
Masco Corp., 7.13%, 03/15/20	100,000	116,000
Mercer International, Inc., 9.50%, 12/01/17	205,000	217,300
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (b)	200,000	209,020

		957,264

Personal Products 0.4%
Revlon Consumer Products Corp., 5.75%, 02/15/21	175,000	178,500

Pharmaceuticals 2.3%
Capsugel SA, 7.00%, 05/15/19 (b)(c)	225,000	229,500
Endo Finance LLC & Endo Finco, Inc. 7.25%, 01/15/22 (b)	100,000	106,000
5.38%, 01/15/23 (b)	100,000	98,000
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (b)	200,000	200,000
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20	75,000	80,344
Valeant Pharmaceuticals International, Inc. 7.00%, 10/01/20 (b)	345,000	362,250
7.50%, 07/15/21 (b)	75,000	81,187

		1,157,281

Road & Rail 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	125,000	125,000
Hertz Corp. (The), 5.88%, 10/15/20	50,000	51,000
United Rentals North America, Inc., 6.13%, 06/15/23	250,000	256,875

		432,875

Semiconductors & Semiconductor Equipment 0.7%
Advanced Micro Devices, Inc., 6.75%, 03/01/19 (b)	125,000	128,750
NXP BV/NXP Funding LLC, 5.75%, 02/15/21 (b)	200,000	209,000

		337,750

Software 2.5%
Activision Blizzard, Inc., 5.63%, 09/15/21 (b)	75,000	79,500
BMC Software Finance, Inc., 8.13%, 07/15/21 (b)	125,000	125,312
Epicor Software Corp., 8.63%, 05/01/19	200,000	213,000
IMS Health, Inc., 6.00%, 11/01/20 (b)	125,000	130,625
Infor US, Inc. 11.50%, 07/15/18	75,000	83,813
9.38%, 04/01/19	175,000	190,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
MedAssets, Inc., 8.00%, 11/15/18	$150,000	$156,750
NCR Corp. 5.88%, 12/15/21	125,000	129,375
6.38%, 12/15/23	125,000	132,500

		1,241,625

Specialty Retail 2.4%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	100,000	109,750
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.00%, 02/15/18 (b)(c)	19,000	19,380
Claire’s Stores, Inc. 8.88%, 03/15/19	25,000	20,687
9.00%, 03/15/19 (b)	50,000	50,375
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50%, 08/01/18 (b)(c)	125,000	127,187
Michaels Stores, Inc., 5.88%, 12/15/20 (b)	175,000	173,250
Party City Holdings, Inc., 8.88%, 08/01/20	250,000	270,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 08/15/19 (b)(c)	75,000	75,750
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)	195,000	207,188
Petco Holdings, Inc., 8.50%, 10/15/17 (b)(c)	150,000	152,250

		1,205,817

Textiles, Apparel & Luxury Goods 0.3%
William Carter Co. (The), 5.25%, 08/15/21 (b)	150,000	155,625

Wireless Telecommunication Services 2.5%
Sprint Communications, Inc., 7.00%, 03/01/20 (b)	300,000	337,500
Sprint Corp. 7.25%, 09/15/21 (b)	250,000	266,250
7.88%, 09/15/23 (b)	175,000	188,125
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	110,000	129,800
T-Mobile USA, Inc., 6.63%, 04/01/23	125,000	130,938
VimpelCom Holdings BV, 6.25%, 03/01/17 (b)	200,000	201,000

		1,253,613

Total Corporate Bonds (cost $47,145,175)		48,231,633

Common Stock 0.0% †

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0% †
American Restaurant Group, Inc. *(e)	972	0

Total Common Stock (cost $—)		0

Warrant 0.0% †

	Number of Warrants	Market Value
Aerospace & Defense 0.0% †
Sabreliner Corp., expiring 06/08/18 *(e)	8,400	0

Total Warrant (cost $0)		0

Yankee Dollar 0.5%

	Principal Amount	Market Value
Banks 0.5%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	$250,000	269,402

Total Yankee Dollar (cost $254,007)		269,402

Total Investments (cost $47,478,323) (g) — 96.5%		48,612,069
Other assets in excess of liabilities — 3.5%		1,756,563

NET ASSETS — 100.0%		$50,368,632

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $20,602,129 which represents 40.90% of net assets.
(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date reflects the next call date.
(e)	Illiquid security.
(f)	Security in default.
(g)	At July 31, 2014, the tax basis cost of the Fund’s investments was $47,482,440, tax unrealized appreciation and depreciation were $1,485,099 and $(355,470), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$111,034	$—	$111,034
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	183,875	—	183,875
Airlines	—	186,375	—	186,375
Auto Components	—	823,187	—	823,187
Automobiles	—	607,444	—	607,444
Banks	—	1,233,490	—	1,233,490
Building Products	—	717,062	—	717,062
Capital Markets	—	540,500	—	540,500
Chemicals	—	1,073,325	—	1,073,325
Commercial Services & Supplies	—	1,918,769	—	1,918,769
Communications Equipment	—	144,750	—	144,750
Construction & Engineering	—	164,250	—	164,250
Construction Materials	—	557,000	—	557,000
Consumer Finance	—	1,699,615	—	1,699,615
Containers & Packaging	—	886,437	—	886,437
Distributors	—	175,437	—	175,437
Diversified Financial Services	—	968,713	—	968,713
Diversified Telecommunication Services	—	2,717,191	—	2,717,191
Electric Utilities	—	336,055	—	336,055
Electrical Equipment	—	124,062	—	124,062
Electronic Equipment & Instruments	—	178,938	—	178,938
Electronic Equipment, Instruments & Components	—	261,562	—	261,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Energy Equipment & Services	$—	$627,088	$—	$627,088
Food & Staples Retailing	—	323,063	—	323,063
Food Products	—	722,812	—	722,812
Gas Utilities	—	2,171,918	—	2,171,918
Health Care Providers & Services	—	2,508,692	—	2,508,692
Hotels, Restaurants & Leisure	—	1,434,969	—	1,434,969
Household Durables	—	881,725	—	881,725
Household Products	—	769,844	—	769,844
Industrial Conglomerates	—	163,125	—	163,125
Information Technology Services	—	526,595	—	526,595
Insurance	—	375,019	—	375,019
Internet Software & Services	—	337,750	—	337,750
Leisure Products	—	74,344	—	74,344
Machinery	—	528,000	—	528,000
Marine	—	457,125	—	457,125
Media	—	5,128,491	—	5,128,491
Metals & Mining	—	1,539,055	—	1,539,055
Multi-Utilities & Unregulated Power	—	627,250	—	627,250
Oil, Gas & Consumable Fuels	—	6,616,381	—	6,616,381
Paper & Forest Products	—	957,264	—	957,264
Personal Products	—	178,500	—	178,500
Pharmaceuticals	—	1,157,281	—	1,157,281
Road & Rail	—	432,875	—	432,875
Semiconductors & Semiconductor Equipment	—	337,750	—	337,750
Software	—	1,241,625	—	1,241,625
Specialty Retail	—	1,205,817	—	1,205,817
Textiles, Apparel & Luxury Goods	—	155,625	—	155,625
Wireless Telecommunication Services	—	1,253,613	—	1,253,613

Total Corporate Bonds	$—	$48,231,633	$—	$48,231,633

Warrant	—	—	—	—
Yankee Dollar	—	269,402	—	269,402

Total	$—	$48,612,069	$—	$48,612,069

Amounts designated as “—”, which may include fair valued

securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2014, the Fund held 1 corporate bond and 2 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 37.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.38%, 01/15/25 (a)	$21,300,000	$32,456,440
1.75%, 01/15/28 (a)	4,800,000	6,284,584
3.63%, 04/15/28 (a)	5,350,000	11,052,548
2.50%, 01/15/29 (a)	4,750,000	6,653,944
3.88%, 04/15/29 (a)	3,300,000	6,986,498
3.38%, 04/15/32 (a)	12,800,000	24,813,943
2.13%, 02/15/41 (a)	9,900,000	13,897,302
0.75%, 02/15/42 (a)	11,500,000	11,509,845

Total U.S. Treasury Bonds (cost $116,470,186)		113,655,104

U.S. Treasury Notes 62.2%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 1.88%, 07/15/15 (a)	17,200,000	21,717,392
0.13%, 04/15/16 (a)	22,350,000	24,596,727
0.13%, 04/15/17 (a)	34,500,000	37,078,561
0.13%, 04/15/18 (a)	37,000,000	38,995,194
1.13%, 01/15/21 (a)	29,000,000	33,908,674
0.63%, 07/15/21 (a)	11,950,000	13,198,932
0.13%, 07/15/22 (a)	20,000,000	20,732,226

Total U.S. Treasury Notes (cost $193,141,189)		190,227,706

Total Investments (cost $309,611,375) (b) — 99.3%		303,882,810
Other assets in excess of liabilities — 0.7%		2,149,816

NET ASSETS — 100.0%		$306,032,626

(a)	Principal amounts are not adjusted for inflation.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $309,611,375, tax unrealized appreciation and depreciation were $2,076,166 and $(7,804,731), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks 97.4%

	Shares	Market Value
AUSTRALIA 7.7%
Air Freight & Logistics 0.0% †
Toll Holdings Ltd.	93,307	$468,754

Airlines 0.0% †
Qantas Airways Ltd. *	148,548	182,019

Banks 2.9%
Australia & New Zealand Banking Group Ltd.	358,530	11,193,891
Bank of Queensland Ltd.	47,652	549,954
Bendigo and Adelaide Bank Ltd.	54,466	640,804
Commonwealth Bank of Australia	210,602	16,243,686
National Australia Bank Ltd.	306,892	9,964,669
Westpac Banking Corp.	406,208	12,917,437

		51,510,441

Beverages 0.1%
Coca-Cola Amatil Ltd.	70,459	600,892
Treasury Wine Estates Ltd.	91,860	420,950

		1,021,842

Biotechnology 0.2%
CSL Ltd.	63,599	3,962,443

Capital Markets 0.1%
Macquarie Group Ltd.	38,103	2,039,258

Chemicals 0.1%
Incitec Pivot Ltd.	200,941	549,904
Orica Ltd.	46,546	940,094

		1,489,998

Commercial Services & Supplies 0.1%
Brambles Ltd.	199,552	1,727,544

Construction & Engineering 0.0% †
Leighton Holdings Ltd.	11,109	225,932

Construction Materials 0.0% †
Boral Ltd. (a)	104,859	515,821

Containers & Packaging 0.1%
Amcor Ltd.	161,329	1,544,126

Diversified Financial Services 0.1%
ASX Ltd.	25,596	854,821

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	576,721	2,924,614
TPG Telecom Ltd.	36,631	186,032

		3,110,646

Electric Utilities 0.0% †
SP AusNet *	238,266	296,789

Energy Equipment & Services 0.0% †
WorleyParsons Ltd.	29,376	483,876

Food & Staples Retailing 0.7%
Metcash Ltd.	126,683	342,211
Wesfarmers Ltd.	149,711	6,062,426
Woolworths Ltd.	164,143	5,594,706

		11,999,343

Gas Utilities 0.0% †
APA Group	104,897	724,081

Health Care Equipment & Supplies 0.0% †
Cochlear Ltd.	7,953	466,951

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	16,369	729,251
Sonic Healthcare Ltd.	47,629	796,649

		1,525,900

Hotels, Restaurants & Leisure 0.1%
Crown Resorts Ltd.	47,496	710,739
Flight Centre Travel Group Ltd.	7,812	340,800
Tabcorp Holdings Ltd.	99,954	322,980
Tatts Group Ltd.	189,277	621,563

		1,996,082

Information Technology Services 0.1%
Computershare Ltd.	60,997	736,101

Insurance 0.4%
AMP Ltd.	378,950	1,912,900
Insurance Australia Group Ltd.	307,932	1,792,127
QBE Insurance Group Ltd.	166,853	1,686,491
Suncorp Group Ltd.	166,354	2,187,233

		7,578,751

Media 0.0% †
REA Group Ltd.	7,038	306,525

Metals & Mining 1.0%
Alumina Ltd. *	335,730	493,589
BHP Billiton Ltd.	419,616	14,899,069
Fortescue Metals Group Ltd.	204,746	917,926
Iluka Resources Ltd.	59,178	479,443
Newcrest Mining Ltd. *	100,359	1,002,572

		17,792,599

Multiline Retail 0.0% †
Harvey Norman Holdings Ltd.	53,735	152,472

Multi-Utilities 0.1%
AGL Energy Ltd.	71,992	981,319

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	18,105	411,887
Origin Energy Ltd.	144,840	1,907,498
Santos Ltd.	127,473	1,707,766
Woodside Petroleum Ltd.	85,751	3,366,066

		7,393,217

Professional Services 0.1%
ALS Ltd.	50,408	361,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Professional Services (continued)
Seek Ltd.	40,098	$606,099

		967,527

Real Estate Investment Trusts (REITs) 0.5%
BGP Holdings PLC *(b)	1,554,139	0
CFS Retail Property Trust Group	275,423	552,027
Dexus Property Group	757,331	832,088
Federation Centres	168,820	401,341
Goodman Group	223,981	1,098,057
GPT Group (The)	209,777	789,801
Mirvac Group	481,033	804,681
Scentre Group *	681,785	2,154,181
Stockland	307,687	1,152,521
Westfield Corp.	254,399	1,768,369

		9,553,066

Real Estate Management & Development 0.1%
Lend Lease Group	70,162	875,565

Road & Rail 0.1%
Asciano Ltd.	130,648	725,226
Aurizon Holdings Ltd.	282,663	1,305,114

		2,030,340

Transportation Infrastructure 0.1%
Sydney Airport	134,582	533,870
Transurban Group	223,041	1,601,655

		2,135,525

		136,649,674

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG	36,951	948,844
Raiffeisen Bank International AG	15,700	431,147

		1,379,991

Diversified Telecommunication Services 0.0% †
Telekom Austria AG	24,403	233,993

Insurance 0.0% †
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,582	227,430

Machinery 0.0% †
Andritz AG	8,862	479,671

Metals & Mining 0.0% †
Voestalpine AG	15,441	679,524

Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,520	785,067

Real Estate Investment Trusts (REITs) 0.0% †
Immoeast AG *(b)	52,445	0

Real Estate Management & Development 0.0% †
Immofinanz AG *	132,637	420,042

		4,205,718

BELGIUM 1.2%
Banks 0.1%
KBC Groep NV *	32,193	1,745,024

Beverages 0.6%
Anheuser-Busch InBev NV	105,039	11,337,150

Chemicals 0.1%
Solvay SA	7,601	1,227,313
Umicore SA	13,482	651,568

		1,878,881

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	10,244	1,018,841

Diversified Telecommunication Services 0.0% †
Belgacom SA	18,926	618,477

Food & Staples Retailing 0.1%
Colruyt SA	9,237	447,318
Delhaize Group SA	13,168	859,306

		1,306,624

Insurance 0.1%
Ageas	29,906	1,073,357

Media 0.0% †
Telenet Group Holding NV *	6,966	372,343

Pharmaceuticals 0.1%
UCB SA	14,973	1,373,385

		20,724,082

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd. (a)	48,466	1,741,250

CHINA 0.0% †
Machinery 0.0% †
Yangzijiang Shipbuilding Holdings Ltd.	284,166	246,994

DENMARK 1.5%
Banks 0.1%
Danske Bank A/S	85,228	2,462,293

Beverages 0.1%
Carlsberg A/S, Class B	13,736	1,314,240

Chemicals 0.1%
Novozymes A/S, Class B	31,639	1,564,530

Diversified Telecommunication Services 0.1%
TDC A/S	108,843	1,098,021

Electrical Equipment 0.1%
Vestas Wind Systems A/S *	29,681	1,338,234

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	14,802	1,251,548
William Demant Holding A/S *	2,660	231,289

		1,482,837

Insurance 0.0% †
Tryg A/S	2,790	281,100

Marine 0.2%
AP Moeller - Maersk A/S, Class A	350	785,445
AP Moeller - Maersk A/S, Class B	857	1,997,941

		2,783,386

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	260,174	11,976,378

Road & Rail 0.0% †
DSV A/S	24,111	761,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Textiles, Apparel & Luxury Goods 0.0% †
Pandora A/S	13,787	$943,458

		26,005,891

FINLAND 0.9%
Auto Components 0.0% †
Nokian Renkaat OYJ	15,662	542,274

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,698	564,216

Electric Utilities 0.1%
Fortum OYJ	58,653	1,508,249

Insurance 0.2%
Sampo OYJ, Class A	57,734	2,867,970

Machinery 0.2%
Kone OYJ, Class B (a)	39,944	1,679,554
Metso OYJ	13,770	540,169
Wartsila OYJ Abp	19,360	975,003

		3,194,726

Oil, Gas & Consumable Fuels 0.0% †
Neste Oil OYJ	16,903	312,349

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	69,268	622,376
UPM-Kymmene OYJ	67,614	1,102,012

		1,724,388

Pharmaceuticals 0.0% †
Orion OYJ, Class B	13,417	497,425

Technology Hardware, Storage & Peripherals 0.2%
Nokia OYJ	489,377	3,877,028

		15,088,625

FRANCE 9.3%
Aerospace & Defense 0.4%
Airbus Group NV	76,290	4,426,361
Safran SA	35,145	2,065,377
Thales SA	12,489	710,307
Zodiac Aerospace	23,560	737,701

		7,939,746

Air Freight & Logistics 0.0% †
Bollore SA	723	446,209

Auto Components 0.2%
Cie Generale des Etablissements Michelin	24,125	2,646,500
Valeo SA	10,084	1,208,242

		3,854,742

Automobiles 0.2%
Peugeot SA *	52,065	776,549
Renault SA	25,149	2,099,440

		2,875,989

Banks 0.9%
BNP Paribas SA	138,285	9,175,689
Credit Agricole SA	132,797	1,796,399
Natixis	124,346	803,504
Societe Generale SA	93,240	4,680,877

		16,456,469

Beverages 0.2%
Pernod Ricard SA	27,634	3,094,764
Remy Cointreau SA	2,818	230,563

		3,325,327

Building Products 0.2%
Compagnie de Saint-Gobain	58,628	2,852,653

Chemicals 0.4%
Air Liquide SA	44,965	5,721,985
Arkema SA	7,374	683,704

		6,405,689

Commercial Services & Supplies 0.1%
Edenred	27,272	852,452
Societe BIC SA	4,012	553,146

		1,405,598

Communications Equipment 0.1%
Alcatel-Lucent *(a)	371,900	1,301,879

Construction & Engineering 0.3%
Bouygues SA	25,687	1,011,887
Vinci SA	63,061	4,352,024

		5,363,911

Construction Materials 0.1%
Imerys SA	4,678	365,270
Lafarge SA	24,141	1,878,984

		2,244,254

Diversified Financial Services 0.0% †
Eurazeo SA	5,230	393,095
Wendel SA	4,324	567,236

		960,331

Diversified Telecommunication Services 0.5%
Iliad SA	3,476	956,734
Orange SA	243,602	3,814,641
Vivendi SA *	156,208	3,920,551

		8,691,926

Electric Utilities 0.1%
Electricite de France SA	31,789	1,026,907

Electrical Equipment 0.5%
Alstom SA *	28,686	1,031,699
Legrand SA	34,999	1,940,896
Schneider Electric SE *	67,811	5,747,425

		8,720,020

Energy Equipment & Services 0.1%
Technip SA	13,001	1,200,965

Food & Staples Retailing 0.2%
Carrefour SA	79,877	2,758,534
Casino Guichard Perrachon SA	7,113	857,295

		3,615,829

Food Products 0.3%
Danone SA	73,739	5,326,226

Health Care Equipment & Supplies 0.1%
Essilor International SA	26,390	2,577,989

Hotels, Restaurants & Leisure 0.1%
Accor SA	22,759	1,102,164
Sodexo	12,068	1,199,415

		2,301,579

Information Technology Services 0.1%
AtoS	10,400	812,082
Cap Gemini SA	19,206	1,392,691

		2,204,773

Insurance 0.4%
AXA SA	236,168	5,425,879
CNP Assurances	22,507	442,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Insurance (continued)
SCOR SE	20,553	$661,166

		6,529,229

Machinery 0.0% †
Vallourec SA	14,647	648,156

Media 0.2%
Eutelsat Communications SA	20,749	715,901
JCDecaux SA	8,908	305,705
Lagardere SCA	14,952	445,115
Publicis Groupe SA	23,383	1,696,515

		3,163,236

Multi-Utilities 0.4%
GDF Suez	188,206	4,852,800
Suez Environnement Co.	35,150	656,010
Veolia Environnement SA	54,487	965,068

		6,473,878

Oil, Gas & Consumable Fuels 1.0%
Total SA	279,581	18,031,498

Personal Products 0.3%
L’Oreal SA	31,471	5,314,193

Pharmaceuticals 0.9%
Sanofi	155,723	16,349,499

Professional Services 0.0% †
Bureau Veritas SA	29,635	764,324

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,804	381,654
Gecina SA	3,031	432,853
ICADE	4,938	476,828
Klepierre	13,379	632,911
Unibail-Rodamco SE	12,725	3,415,847

		5,340,093

Software 0.1%
Dassault Systemes	16,230	1,089,125

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	7,129	1,241,730
Kering	9,851	2,108,939
LVMH Moet Hennessy Louis Vuitton SA	36,424	6,265,733

		9,616,402

Trading Companies & Distributors 0.0% †
Rexel SA	35,835	694,367

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	545,860
Groupe Eurotunnel SA REG	61,045	807,857

		1,353,717

		166,466,728

GERMANY 8.1%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	125,472	4,014,436

Airlines 0.0% †
Deutsche Lufthansa AG REG	29,158	514,350

Auto Components 0.2%
Continental AG	14,469	3,116,107

Automobiles 0.9%
Bayerische Motoren Werke AG	43,496	5,181,242
Daimler AG REG	125,795	10,380,441
Volkswagen AG	3,876	893,876

		16,455,559

Banks 0.1%
Commerzbank AG *	125,136	1,797,955

Capital Markets 0.3%
Deutsche Bank AG REG	179,996	6,155,590

Chemicals 1.1%
BASF SE	120,002	12,419,484
K+S AG REG	21,429	656,619
Lanxess AG	12,124	770,414
Linde AG	24,371	4,970,677

		18,817,194

Construction & Engineering 0.0% †
Hochtief AG	2,961	248,321

Construction Materials 0.1%
HeidelbergCement AG	18,378	1,363,276

Diversified Financial Services 0.1%
Deutsche Boerse AG	25,001	1,809,942

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	406,406	6,595,015
Telefonica Deutschland Holding AG *	40,331	315,329

		6,910,344

Electrical Equipment 0.0% †
Osram Licht AG *	10,897	440,166

Food & Staples Retailing 0.0% †
Metro AG *	21,464	773,456

Health Care Providers & Services 0.3%
Celesio AG	6,780	231,934
Fresenius Medical Care AG & Co. KGaA	28,318	1,962,944
Fresenius SE & Co. KGaA	16,284	2,435,100

		4,629,978

Household Products 0.1%
Henkel AG & Co. KGaA	15,338	1,460,126

Industrial Conglomerates 0.7%
Siemens AG REG	103,595	12,793,589

Insurance 0.9%
Allianz SE REG	59,645	9,930,063
Hannover Rueck SE	7,506	640,740
Muenchener Rueckversicherungs AG REG	23,301	4,943,825

		15,514,628

Internet Software & Services 0.0% †
United Internet AG REG	15,433	617,024

Machinery 0.1%
GEA Group AG	23,052	1,034,350
MAN SE	4,781	567,721

		1,602,071

Media 0.1%
Axel Springer SE	5,446	306,641
Kabel Deutschland Holding AG	3,086	440,900
ProSiebenSat.1 Media AG REG	29,374	1,231,607
Sky Deutschland AG *	58,591	526,977

		2,506,125

Metals & Mining 0.1%
ThyssenKrupp AG *	57,940	1,632,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Multi-Utilities 0.4%
E.ON SE	259,947	$4,907,363
RWE AG	64,170	2,576,320

		7,483,683

Personal Products 0.1%
Beiersdorf AG	13,257	1,194,909

Pharmaceuticals 0.9%
Bayer AG REG	108,043	14,251,571
Merck KGaA	17,118	1,513,745

		15,765,316

Real Estate Management & Development 0.1%
Deutsche Wohnen AG - Bearer Shares	38,985	843,527

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	144,980	1,597,466

Software 0.5%
SAP SE	120,283	9,453,266

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	27,590	2,184,700
Hugo Boss AG	3,895	558,878

		2,743,578

Trading Companies & Distributors 0.1%
Brenntag AG	6,823	1,095,429

Transportation Infrastructure 0.0% †
Fraport AG Frankfurt Airport Services Worldwide	4,937	324,473

		143,673,997

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Friends Life Group Ltd.	180,547	1,009,667

HONG KONG 2.8%
Airlines 0.0% †
Cathay Pacific Airways Ltd.	144,000	272,048

Banks 0.2%
Bank of East Asia Ltd.	171,550	731,339
BOC Hong Kong Holdings Ltd.	494,600	1,551,246
Hang Seng Bank Ltd.	97,500	1,651,706

		3,934,291

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	395,408
Hong Kong Exchanges and Clearing Ltd.	145,200	3,252,586

		3,647,994

Diversified Telecommunication Services 0.1%
HKT Trust and HKT Ltd.	376,420	444,575
PCCW Ltd.	548,000	337,283

		781,858

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	76,500	538,947
CLP Holdings Ltd.	250,500	2,083,823
Power Assets Holdings Ltd.	176,800	1,579,215

		4,201,985

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	815,664	1,781,047

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	308,000	2,590,176
Shangri-La Asia Ltd.	165,333	260,803
SJM Holdings Ltd.	244,000	651,886

		3,502,865

Household Durables 0.0% †
Techtronic Industries Co.	181,000	542,508

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	277,500	3,764,411
NWS Holdings Ltd.	201,645	373,057

		4,137,468

Insurance 0.5%
AIA Group Ltd.	1,569,800	8,410,047

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	294,551	1,671,151

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	181,000	3,496,829
Hang Lung Properties Ltd.	300,000	926,508
Henderson Land Development Co., Ltd.	133,516	846,908
Hysan Development Co., Ltd.	73,673	352,658
Kerry Properties Ltd.	85,000	310,254
New World Development Co., Ltd.	692,024	872,669
Sino Land Co., Ltd.	366,200	630,019
Sun Hung Kai Properties Ltd.	210,700	3,198,273
Swire Pacific Ltd., Class A	83,000	1,068,638
Swire Properties Ltd.	140,200	457,070
Wharf Holdings Ltd.	203,270	1,620,060
Wheelock & Co., Ltd.	128,000	645,404

		14,425,290

Road & Rail 0.1%
MTR Corp., Ltd.	194,214	762,979

Semiconductors & Semiconductor Equipment 0.0% †
ASM Pacific Technology Ltd.	34,300	364,463

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	781,200	1,040,654
Yue Yuen Industrial Holdings Ltd.	103,000	344,209

		1,384,863

Trading Companies & Distributors 0.0% †
Noble Group Ltd.	529,014	598,862

		50,419,719

IRELAND 0.8%
Airlines 0.0% †
Ryanair Holdings PLC *	26,414	241,808

Banks 0.1%
Bank of Ireland *	3,231,471	1,135,479

Construction Materials 0.2%
CRH PLC	95,114	2,220,011
James Hardie Industries PLC, CDI	55,349	687,360

		2,907,371

Food Products 0.1%
Kerry Group PLC, Class A	21,105	1,567,494

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
IRELAND (continued)
Pharmaceuticals 0.3%
Shire PLC	76,594	$6,304,327

Professional Services 0.1%
Experian PLC	130,226	2,228,263

		14,384,742

ISRAEL 0.5%
Banks 0.1%
Bank Hapoalim BM	132,008	770,036
Bank Leumi Le-Israel BM *	174,122	683,723
Mizrahi Tefahot Bank Ltd.	18,702	236,486

		1,690,245

Chemicals 0.0% †
Israel Chemicals Ltd.	54,383	442,202
Israel Corp., Ltd. (The) *	345	203,051

		645,253

Diversified Telecommunication Services 0.0% †
Bezeq The Israeli Telecommunication Corp., Ltd.	256,036	476,743

Oil, Gas & Consumable Fuels 0.0% †
Delek Group Ltd.	608	238,562

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	112,261	6,011,120

Software 0.0% †
NICE Systems Ltd.	7,901	313,714

		9,375,637

ITALY 2.3%
Aerospace & Defense 0.0% †
Finmeccanica SpA *	54,315	500,398

Auto Components 0.0% †
Pirelli & C. SpA	29,127	434,378

Automobiles 0.1%
Fiat SpA *	115,884	1,112,199

Banks 0.7%
Banca Monte dei Paschi di Siena SpA *	565,602	1,020,813
Banco Popolare SC *	46,023	710,764
Intesa Sanpaolo SpA	124,329	332,231
Intesa Sanpaolo SpA	1,509,336	4,482,159
UniCredit SpA	576,790	4,499,607
Unione di Banche Italiane SCPA	108,737	895,223

		11,940,797

Capital Markets 0.0% †
Mediobanca SpA *	79,880	704,069

Diversified Financial Services 0.0% †
Exor SpA	13,202	505,400

Diversified Telecommunication Services 0.1%
Telecom Italia SpA *	1,300,949	1,499,074
Telecom Italia SpA - RSP	808,356	755,791

		2,254,865

Electric Utilities 0.3%
Enel SpA	861,381	4,903,825
Terna Rete Elettrica Nazionale SpA	202,218	1,063,504

		5,967,329

Electrical Equipment 0.0% †
Prysmian SpA	27,346	581,493

Energy Equipment & Services 0.1%
Saipem SpA *	33,567	781,843

Gas Utilities 0.1%
Snam SpA	270,492	1,594,519

Independent Power and Renewable Electricity Producers 0.0% †
Enel Green Power SpA	219,998	608,495

Insurance 0.2%
Assicurazioni Generali SpA	153,167	3,197,048
UnipolSai SpA	120,515	364,823

		3,561,871

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	331,611	8,438,147

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	22,067	1,217,417

Transportation Infrastructure 0.1%
Atlantia SpA	54,586	1,444,687

		41,647,907

JAPAN 20.2%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,200	962,379

Airlines 0.0% †
ANA Holdings, Inc.	163,000	403,266
Japan Airlines Co., Ltd.	6,987	385,944

		789,210

Auto Components 0.6%
Aisin Seiki Co., Ltd.	23,900	928,226
Bridgestone Corp.	83,900	3,027,982
Denso Corp.	64,100	2,956,649
Koito Manufacturing Co., Ltd.	14,000	383,610
NGK Spark Plug Co., Ltd.	24,000	717,539
NHK Spring Co., Ltd.	20,400	199,778
NOK Corp.	13,600	277,703
Stanley Electric Co., Ltd.	20,100	521,339
Sumitomo Rubber Industries Ltd.	22,900	331,691
Toyoda Gosei Co., Ltd.	9,600	194,963
Toyota Industries Corp.	20,500	998,724
Yokohama Rubber Co., Ltd. (The)	30,000	259,754

		10,797,958

Automobiles 2.3%
Daihatsu Motor Co., Ltd.	27,000	479,252
Fuji Heavy Industries Ltd.	76,000	2,167,315
Honda Motor Co., Ltd.	214,100	7,453,051
Isuzu Motors Ltd.	150,000	1,041,092
Mazda Motor Corp.	71,260	1,712,184
Mitsubishi Motors Corp.	86,099	980,933
Nissan Motor Co., Ltd.	320,500	3,144,235
Suzuki Motor Corp.	47,100	1,571,728
Toyota Motor Corp.	360,400	21,278,037
Yamaha Motor Co., Ltd.	33,400	553,301

		40,381,128

Banks 1.9%
Aozora Bank Ltd.	149,000	506,315
Bank of Kyoto Ltd. (The)	45,000	408,763
Bank of Yokohama Ltd. (The)	158,000	899,041
Chiba Bank Ltd. (The)	96,300	701,014
Chugoku Bank Ltd. (The)	20,000	307,284
Fukuoka Financial Group, Inc.	108,600	555,568
Gunma Bank Ltd. (The)	54,000	317,724

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Banks (continued)
Hachijuni Bank Ltd. (The)	58,000	$356,553
Hiroshima Bank Ltd. (The)	71,000	344,536
Hokuhoku Financial Group, Inc.	170,000	349,042
Iyo Bank Ltd. (The)	34,000	344,413
Joyo Bank Ltd. (The)	91,000	484,176
Mitsubishi UFJ Financial Group, Inc.	1,664,884	9,818,327
Mizuho Financial Group, Inc.	3,007,419	5,838,823
Resona Holdings, Inc.	281,801	1,570,359
Seven Bank Ltd.	71,000	284,925
Shinsei Bank Ltd.	221,000	467,310
Shizuoka Bank Ltd. (The)	65,000	700,539
Sumitomo Mitsui Financial Group, Inc.	166,805	6,799,720
Sumitomo Mitsui Trust Holdings, Inc.	427,769	1,861,525
Suruga Bank Ltd.	25,000	487,466
Yamaguchi Financial Group, Inc.	28,000	286,809

		33,690,232

Beverages 0.2%
Asahi Group Holdings Ltd.	50,100	1,510,948
Kirin Holdings Co., Ltd.	107,600	1,508,257
Suntory Beverage & Food Ltd.	17,300	648,308

		3,667,513

Building Products 0.2%
Asahi Glass Co., Ltd.	138,600	821,316
Daikin Industries Ltd.	30,900	2,122,182
LIXIL Group Corp.	34,700	841,192
TOTO Ltd.	38,200	478,826

		4,263,516

Capital Markets 0.3%
Daiwa Securities Group, Inc.	214,200	1,798,421
Nomura Holdings, Inc.	473,100	2,986,952
SBI Holdings, Inc.	27,170	316,981

		5,102,354

Chemicals 0.7%
Air Water, Inc.	20,000	319,860
Asahi Kasei Corp.	169,200	1,337,208
Daicel Corp.	38,000	383,512
Hitachi Chemical Co., Ltd.	15,600	274,403
JSR Corp.	24,800	427,601
Kaneka Corp.	41,500	249,581
Kansai Paint Co., Ltd.	30,000	502,730
Kuraray Co., Ltd.	41,600	544,898
Mitsubishi Chemical Holdings Corp.	178,500	781,227
Mitsubishi Gas Chemical Co., Inc.	53,000	344,420
Mitsui Chemicals, Inc.	102,100	275,247
Nippon Paint Co., Ltd.	23,000	529,958
Nitto Denko Corp.	19,810	884,050
Shin-Etsu Chemical Co., Ltd.	52,900	3,355,351
Sumitomo Chemical Co., Ltd.	200,200	760,965
Taiyo Nippon Sanso Corp.	26,000	227,997
Teijin Ltd.	124,800	309,056
Toray Industries, Inc.	187,300	1,267,805

		12,775,869

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	74,700	766,298
Park24 Co., Ltd.	13,900	255,001
Secom Co., Ltd.	26,800	1,630,142
Toppan Printing Co., Ltd.	76,000	578,921

		3,230,362

Construction & Engineering 0.2%
Chiyoda Corp.	22,000	260,481
JGC Corp.	28,000	848,467
Kajima Corp.	117,800	547,777
Obayashi Corp.	89,500	653,196
Shimizu Corp.	82,000	628,084
Taisei Corp.	124,000	699,309

		3,637,314

Construction Materials 0.0% †
Taiheiyo Cement Corp.	155,000	600,129

Consumer Finance 0.0% †
Acom Co., Ltd. *	56,600	222,862
AEON Financial Service Co., Ltd.	12,800	291,716
Credit Saison Co., Ltd.	17,500	344,327

		858,905

Containers & Packaging 0.0% †
Toyo Seikan Group Holdings Ltd.	21,600	336,405

Diversified Consumer Services 0.0% †
Benesse Holdings, Inc.	9,400	354,116

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	33,200	755,349
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	355,671
ORIX Corp.	168,800	2,728,024

		3,839,044

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	48,754	3,237,475

Electric Utilities 0.3%
Chubu Electric Power Co., Inc. *	84,200	978,792
Chugoku Electric Power Co., Inc. (The)	41,500	551,769
Hokuriku Electric Power Co.	22,700	293,979
Kansai Electric Power Co., Inc. (The) *	89,400	816,594
Kyushu Electric Power Co., Inc.	59,200	657,324
Shikoku Electric Power Co., Inc. *	22,600	297,996
Tohoku Electric Power Co., Inc.	55,500	606,029
Tokyo Electric Power Co., Inc. *	196,400	766,276

		4,968,759

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,200	387,748
Mabuchi Motor Co., Ltd.	3,700	291,808
Mitsubishi Electric Corp.	252,600	3,334,708
Nidec Corp.	27,200	1,771,447
Sumitomo Electric Industries Ltd.	97,400	1,427,639

		7,213,350

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co., Ltd.	36,200	287,823
FUJIFILM Holdings Corp.	60,400	1,724,169
Hamamatsu Photonics KK	9,600	451,263
Hirose Electric Co., Ltd.	4,000	562,173
Hitachi High-Technologies Corp.	8,300	222,646
Hitachi Ltd.	632,300	4,900,833
HOYA Corp.	56,200	1,819,675

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Electronic Equipment, Instruments & Components (continued)
Ibiden Co., Ltd.	16,200	$323,709
Japan Display, Inc. *	48,400	276,577
Keyence Corp.	5,968	2,599,929
Kyocera Corp.	42,100	2,039,201
Murata Manufacturing Co., Ltd.	26,300	2,507,056
Nippon Electric Glass Co., Ltd.	44,000	246,509
Omron Corp.	27,400	1,215,265
Shimadzu Corp.	28,000	268,007
TDK Corp.	15,400	738,755
Yaskawa Electric Corp.	30,000	390,983
Yokogawa Electric Corp.	28,700	361,479

		20,936,052

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	85,800	963,372
FamilyMart Co., Ltd.	7,900	354,797
Lawson, Inc.	8,500	636,534
Seven & I Holdings Co., Ltd.	98,300	4,090,815

		6,045,518

Food Products 0.3%
Ajinomoto Co., Inc.	77,000	1,183,655
Calbee, Inc.	9,200	273,214
Kikkoman Corp.	21,000	459,921
MEIJI Holdings Co., Ltd.	8,099	580,508
NH Foods Ltd.	20,000	409,412
Nisshin Seifun Group, Inc.	22,139	258,538
Nissin Foods Holdings Co., Ltd.	8,000	439,570
Toyo Suisan Kaisha Ltd.	11,400	345,787
Yakult Honsha Co., Ltd.	11,800	623,496
Yamazaki Baking Co., Ltd.	15,100	191,126

		4,765,227

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	237,900	989,495
Toho Gas Co., Ltd.	56,000	309,435
Tokyo Gas Co., Ltd.	318,400	1,818,923

		3,117,853

Health Care Equipment & Supplies 0.1%
Olympus Corp. *	30,500	1,097,506
Sysmex Corp.	17,800	691,005
Terumo Corp.	37,800	857,117

		2,645,628

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	5,700	340,293
Medipal Holdings Corp.	15,800	199,123
Miraca Holdings, Inc.	7,900	365,611
Suzuken Co., Ltd.	9,800	312,456

		1,217,483

Health Care Technology 0.0% †
M3, Inc.	25,500	411,569

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,624	242,231
Oriental Land Co., Ltd.	6,300	1,183,054

		1,425,285

Household Durables 0.6%
Casio Computer Co., Ltd. (a)	25,900	435,777
Iida Group Holdings Co. Ltd.	17,700	263,725
Nikon Corp.	42,900	665,374
Panasonic Corp.	287,602	3,585,945
Rinnai Corp.	4,500	409,703
Sekisui Chemical Co., Ltd.	59,000	707,437
Sekisui House Ltd.	72,300	948,928
Sharp Corp. *	192,900	600,846
Sony Corp.	138,100	2,516,974

		10,134,709

Household Products 0.1%
Unicharm Corp.	16,500	1,010,340

Independent Power and Renewable Electricity Producers 0.0% †
Electric Power Development Co., Ltd.	16,000	515,476

Industrial Conglomerates 0.1%
Toshiba Corp.	520,700	2,315,896

Information Technology Services 0.2%
Fujitsu Ltd.	238,100	1,825,151
Itochu Techno-Solutions Corp.	3,900	174,416
Nomura Research Institute Ltd.	13,600	428,199
NTT Data Corp.	15,400	586,466
Otsuka Corp.	6,300	287,049

		3,301,281

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	108,300	1,525,583
MS&AD Insurance Group Holdings, Inc.	64,655	1,471,701
NKSJ Holdings, Inc.	42,325	1,068,769
Sony Financial Holdings, Inc.	24,400	399,610
T&D Holdings, Inc.	73,500	922,468
Tokio Marine Holdings, Inc.	89,500	2,814,486

		8,202,617

Internet & Catalog Retail 0.1%
Rakuten, Inc.	104,600	1,373,709

Internet Software & Services 0.1%
Dena Co., Ltd.	14,500	187,010
Gree, Inc. (a)	12,500	98,689
Kakaku.com, Inc.	19,700	333,403
Yahoo Japan Corp.	191,400	866,035

		1,485,137

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	24,449	618,775
Sankyo Co., Ltd.	7,300	284,065
Sega Sammy Holdings, Inc.	24,500	484,647
Shimano, Inc.	10,500	1,225,778
Yamaha Corp.	18,100	275,806

		2,889,071

Machinery 1.2%
Amada Co., Ltd.	47,000	456,514
FANUC Corp.	25,000	4,320,758
Hino Motors Ltd.	35,000	484,016
Hitachi Construction Machinery Co., Ltd.	14,600	297,998
IHI Corp.	166,000	767,665
JTEKT Corp.	24,600	425,904
Kawasaki Heavy Industries Ltd.	195,200	759,350
Komatsu Ltd.	123,600	2,741,115
Kubota Corp.	138,100	1,818,127
Kurita Water Industries Ltd.	11,700	268,846
Makita Corp.	15,100	893,120
Mitsubishi Heavy Industries Ltd.	400,200	2,608,757
Nabtesco Corp.	15,200	343,416
NGK Insulators Ltd.	36,000	851,772
NSK Ltd.	60,400	849,722
SMC Corp.	7,300	2,015,374
Sumitomo Heavy Industries Ltd.	75,000	366,542

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Machinery (continued)
THK Co., Ltd.	16,300	$392,262

		20,661,258

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	559,492
Nippon Yusen KK	220,400	631,497

		1,190,989

Media 0.1%
Dentsu, Inc.	28,961	1,147,032
Hakuhodo DY Holdings, Inc.	34,200	359,063
Toho Co., Ltd.	15,400	373,544

		1,879,639

Metals & Mining 0.4%
Daido Steel Co., Ltd.	33,000	154,209
Hitachi Metals Ltd.	25,000	406,534
JFE Holdings, Inc.	62,300	1,314,908
Kobe Steel Ltd.	424,000	690,195
Maruichi Steel Tube Ltd.	5,900	163,320
Mitsubishi Materials Corp.	156,000	567,097
Nippon Steel & Sumitomo Metal Corp.	983,065	2,968,524
Sumitomo Metal Mining Co., Ltd.	69,000	1,149,488
Yamato Kogyo Co., Ltd.	4,700	152,774

		7,567,049

Multiline Retail 0.1%
Don Quijote Holdings Co. Ltd.	7,700	416,061
Isetan Mitsukoshi Holdings Ltd.	42,978	532,577
J. Front Retailing Co., Ltd.	67,200	452,823
Marui Group Co., Ltd.	30,700	296,234
Takashimaya Co., Ltd.	35,000	321,887

		2,019,582

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	245,277
INPEX Corp.	117,200	1,736,981
JX Holdings, Inc.	300,317	1,544,261
Showa Shell Sekiyu KK	22,400	252,638
TonenGeneral Sekiyu KK	39,000	340,602

		4,119,759

Paper & Forest Products 0.0% †
Oji Holdings Corp.	108,000	434,670

Personal Products 0.2%
Kao Corp.	67,100	2,759,435
Shiseido Co., Ltd.	46,200	910,552

		3,669,987

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	283,200	3,840,363
Chugai Pharmaceutical Co., Ltd.	30,000	998,487
Daiichi Sankyo Co., Ltd.	83,700	1,521,973
Eisai Co., Ltd.	32,200	1,363,987
Hisamitsu Pharmaceutical Co., Inc.	6,600	262,903
Kyowa Hakko Kirin Co., Ltd.	30,000	412,158
Mitsubishi Tanabe Pharma Corp.	31,300	454,652
Ono Pharmaceutical Co., Ltd.	11,100	938,942
Otsuka Holdings Co., Ltd.	50,700	1,614,431
Santen Pharmaceutical Co., Ltd.	10,400	613,088
Shionogi & Co., Ltd.	40,000	863,557
Sumitomo Dainippon Pharma Co., Ltd.	21,900	267,730
Taisho Pharmaceutical Holdings Co., Ltd.	3,770	268,381
Takeda Pharmaceutical Co., Ltd.	102,900	4,693,524

		18,114,176

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	384,020
Japan Real Estate Investment Corp.	154	865,625
Japan Retail Fund Investment Corp.	299	658,874
Nippon Building Fund, Inc.	184	1,033,018
Nippon Prologis REIT, Inc.	175	407,052
United Urban Investment Corp.	327	525,117

		3,873,706

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	15,950	373,764
Daito Trust Construction Co., Ltd.	9,600	1,157,050
Daiwa House Industry Co., Ltd.	76,000	1,542,740
Hulic Co., Ltd.	29,200	343,906
Mitsubishi Estate Co., Ltd.	163,600	4,000,524
Mitsui Fudosan Co., Ltd.	108,700	3,589,689
Nomura Real Estate Holdings, Inc.	17,800	330,725
NTT Urban Development Corp.	18,300	199,371
Sumitomo Realty & Development Co., Ltd.	46,000	1,899,259
Tokyo Tatemono Co., Ltd.	55,000	469,746
Tokyu Fudosan Holdings Corp.	60,300	457,363

		14,364,137

Road & Rail 0.8%
Central Japan Railway Co.	18,800	2,670,011
East Japan Railway Co.	43,490	3,483,857
Hankyu Hanshin Holdings, Inc.	150,000	873,280
Keikyu Corp.	65,000	572,647
Keio Corp.	80,400	641,282
Keisei Electric Railway Co., Ltd.	39,000	399,808
Kintetsu Corp.	246,500	897,595
Nagoya Railroad Co. Ltd.	112,000	468,680
Nippon Express Co., Ltd.	101,500	490,839
Odakyu Electric Railway Co., Ltd.	82,100	804,272
Tobu Railway Co., Ltd.	137,000	717,294
Tokyu Corp.	150,900	1,084,843
West Japan Railway Co.	20,600	934,340

		14,038,748

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,700	231,105
Rohm Co., Ltd.	13,100	738,518
Tokyo Electron Ltd.	22,400	1,463,244

		2,432,867

Software 0.2%
GungHo Online Entertainment, Inc. (a)	49,000	275,860
Konami Corp.	12,500	290,209
Nexon Co., Ltd.	17,300	166,905
Nintendo Co., Ltd.	13,700	1,521,933
Oracle Corp. Japan	5,400	228,795
Trend Micro, Inc.	14,500	516,163

		2,999,865

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	221,416
Fast Retailing Co., Ltd.	6,900	2,278,022
Hikari Tsushin, Inc.	2,300	168,391
Nitori Holdings Co., Ltd.	9,400	528,006
Sanrio Co., Ltd. (a)	6,100	175,811
Shimamura Co., Ltd.	3,100	307,424
USS Co., Ltd.	30,600	534,568

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Specialty Retail (continued)
Yamada Denki Co., Ltd.	118,500	$420,585

		4,634,223

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	32,100	574,311
Canon, Inc.	148,000	4,841,859
Konica Minolta, Inc.	65,900	703,542
NEC Corp.	332,000	1,281,806
Ricoh Co., Ltd.	89,200	1,021,118
Seiko Epson Corp.	17,100	731,981

		9,154,617

Textiles, Apparel & Luxury Goods 0.0% †
Asics Corp.	22,400	475,384

Tobacco 0.3%
Japan Tobacco, Inc.	143,700	5,053,576

Trading Companies & Distributors 0.8%
ITOCHU Corp.	195,000	2,482,884
Marubeni Corp.	212,000	1,489,945
Mitsubishi Corp.	181,900	3,832,972
Mitsui & Co., Ltd.	229,600	3,682,187
Sumitomo Corp.	146,600	1,931,903
Toyota Tsusho Corp.	28,500	792,321

		14,212,212

Transportation Infrastructure 0.0% †
Kamigumi Co., Ltd.	33,000	315,618
Mitsubishi Logistics Corp.	16,400	248,652

		564,270

Wireless Telecommunication Services 0.9%
KDDI Corp.	76,800	4,414,688
NTT DOCOMO, Inc.	198,900	3,487,941
SoftBank Corp.	125,200	9,000,411

		16,903,040

		360,862,623

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	10,984	945,799

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	63,043	1,357,135

Media 0.1%
Altice SA *	8,078	463,556
RTL Group SA	5,169	526,183
SES SA, FDR	40,567	1,491,118

		2,480,857

Metals & Mining 0.1%
ArcelorMittal	128,987	1,958,662

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,039	769,050

		6,565,704

MACAU 0.2%
Hotels, Restaurants & Leisure 0.2%
MGM China Holdings Ltd.	129,600	473,902
Sands China Ltd.	315,100	2,313,367
Wynn Macau Ltd.	199,600	850,577

		3,637,846

MEXICO 0.0% †
Metals & Mining 0.0% †
Fresnillo PLC	31,288	489,020

NETHERLANDS 4.5%
Air Freight & Logistics 0.0% †
TNT Express NV (a)	57,493	463,287

Beverages 0.2%
Heineken Holding NV	13,112	834,814
Heineken NV	29,826	2,095,139

		2,929,953

Chemicals 0.2%
Akzo Nobel NV	31,341	2,257,291
Koninklijke DSM NV	22,109	1,527,363

		3,784,654

Construction & Engineering 0.1%
Koninklijke Boskalis Westminster NV	10,180	543,701
OCI *	10,636	406,412

		950,113

Diversified Financial Services 0.4%
ING Groep NV, CVA *	500,200	6,496,393

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV *	421,211	1,346,887
Ziggo NV *	18,955	854,779

		2,201,666

Energy Equipment & Services 0.0% †
Fugro NV, CVA	10,122	389,761

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	121,825	2,124,180

Food Products 0.5%
Unilever NV, CVA	212,839	8,759,602

Industrial Conglomerates 0.2%
Koninklijke Philips NV	128,621	3,964,172

Insurance 0.1%
Aegon NV	233,415	1,892,918
Delta Lloyd NV	27,042	624,637

		2,517,555

Life Sciences Tools & Services 0.0% †
QIAGEN NV *	32,171	785,623

Media 0.2%
Reed Elsevier NV	90,964	2,047,644
Wolters Kluwer NV	40,212	1,114,126

		3,161,770

Oil, Gas & Consumable Fuels 2.0%
Koninklijke Vopak NV	8,634	399,668
Royal Dutch Shell PLC, Class A	509,277	20,939,374

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B	319,492	$13,757,902

		35,096,944

Professional Services 0.0% †
Randstad Holding NV	15,709	778,707

Real Estate Investment Trusts (REITs) 0.0% †
Corio NV	9,667	513,573

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	47,015	4,433,997

Software 0.1%
Gemalto NV (a)	10,328	1,008,703

		80,360,653

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	84,901	653,482

Diversified Telecommunication Services 0.0% †
Telecom Corp. of New Zealand Ltd.	231,795	559,224

Electric Utilities 0.0% †
Contact Energy Ltd.	51,208	240,469

Health Care Providers & Services 0.0% †
Ryman Healthcare Ltd.	49,853	341,642

Software 0.0% †
Xero Ltd. *	8,412	177,146

Transportation Infrastructure 0.0% †
Auckland International Airport Ltd.	127,755	413,021

		2,384,984

NORWAY 0.7%
Banks 0.1%
DNB ASA	127,349	2,256,827

Chemicals 0.1%
Yara International ASA	24,422	1,115,900

Diversified Telecommunication Services 0.1%
Telenor ASA	100,148	2,304,711

Energy Equipment & Services 0.0% †
Aker Solutions ASA	18,289	269,911

Food Products 0.1%
Orkla ASA	107,925	976,892

Insurance 0.0% †
Gjensidige Forsikring ASA	28,022	542,043

Metals & Mining 0.1%
Norsk Hydro ASA	179,654	1,065,092

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	146,478	4,185,547

		12,716,923

PORTUGAL 0.2%
Banks 0.0% †
Banco Comercial Portugues SA, Class R *(a)	4,601,794	657,224
Banco Espirito Santo SA REG *(a)	321,463	86,287

		743,511

Electric Utilities 0.1%
EDP - Energias de Portugal SA	306,184	1,433,886

Food & Staples Retailing 0.0% †
Jeronimo Martins SGPS SA	33,716	440,708

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	51,064	906,346

		3,524,451

SINGAPORE 1.4%
Aerospace & Defense 0.0% †
Singapore Technologies Engineering Ltd.	214,000	649,908

Airlines 0.0% †
Singapore Airlines Ltd.	65,613	541,794

Banks 0.5%
DBS Group Holdings Ltd.	224,050	3,264,260
Oversea-Chinese Banking Corp., Ltd.	339,600	2,710,317
United Overseas Bank Ltd.	167,762	3,237,580

		9,212,157

Distributors 0.0% †
Jardine Cycle & Carriage Ltd.	14,604	542,683

Diversified Financial Services 0.0% †
Singapore Exchange Ltd.	99,900	563,576

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,038,003	3,376,109

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	393,069
Wilmar International Ltd.	258,158	674,015

		1,067,084

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	771,217	822,343

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	192,600	1,688,138
Sembcorp Industries Ltd.	119,243	522,174

		2,210,312

Machinery 0.0% †
Sembcorp Marine Ltd.	117,200	387,886

Media 0.1%
Singapore Press Holdings Ltd.	200,500	666,191

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	260,306	485,693
CapitaCommercial Trust	282,000	376,074
CapitaMall Trust	330,800	521,202

		1,382,969

Real Estate Management & Development 0.2%
CapitaLand Ltd.	324,345	893,797
City Developments Ltd.	56,099	473,803
Global Logistic Properties Ltd.	392,000	872,658
Keppel Land Ltd.	86,000	250,123
UOL Group Ltd.	67,213	356,095

		2,846,476

Road & Rail 0.0% †
ComfortDelGro Corp., Ltd.	257,620	532,432

Transportation Infrastructure 0.0% †
Hutchison Port Holdings Trust, Class U	727,000	540,883

Wireless Telecommunication Services 0.0% †
StarHub Ltd.	87,181	297,005

		25,639,808

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SPAIN 3.5%
Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	770,789	$9,475,081
Banco de Sabadell SA	439,826	1,427,753
Banco Popular Espanol SA	231,799	1,414,570
Banco Santander SA	1,574,091	15,815,353
Bankia SA *	609,381	1,193,817
CaixaBank SA	236,175	1,420,169

		30,746,743

Biotechnology 0.1%
Grifols SA	19,424	876,758

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	22,422	980,494
Ferrovial SA	54,416	1,140,135

		2,120,629

Diversified Telecommunication Services 0.5%
Telefonica SA	534,851	8,719,410

Electric Utilities 0.4%
Iberdrola SA	675,714	5,027,104
Red Electrica Corp. SA	14,160	1,216,759

		6,243,863

Food & Staples Retailing 0.0% †
Distribuidora Internacional de Alimentacion SA	80,449	666,820

Gas Utilities 0.1%
Enagas SA	24,882	827,814
Gas Natural SDG SA	46,000	1,413,247

		2,241,061

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	49,402	1,944,000

Insurance 0.0% †
Mapfre SA	119,910	461,219

Machinery 0.0% †
Zardoya Otis SA	22,963	351,224

Oil, Gas & Consumable Fuels 0.2%
Repsol SA	116,022	2,893,307

Specialty Retail 0.2%
Inditex SA	142,775	4,170,881

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	53,564	1,173,986

		62,609,901

SWEDEN 2.9%
Banks 0.8%
Nordea Bank AB	394,771	5,294,185
Skandinaviska Enskilda Banken AB, Class A	199,966	2,676,941
Svenska Handelsbanken AB, Class A	65,806	3,169,244
Swedbank AB, Class A	117,637	3,013,579

		14,153,949

Building Products 0.1%
Assa Abloy AB, Class B	43,382	2,131,589

Commercial Services & Supplies 0.0% †
Securitas AB, Class B	43,286	503,276

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	397,820	4,953,610

Construction & Engineering 0.1%
Skanska AB, Class B	48,446	1,006,637

Diversified Financial Services 0.2%
Industrivarden AB, Class C	13,882	258,045
Investment AB Kinnevik, Class B	31,136	1,292,375
Investor AB, Class B	59,218	2,128,827

		3,679,247

Diversified Telecommunication Services 0.1%
TeliaSonera AB	312,723	2,342,211

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,046	1,055,801

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B (a)	46,153	565,527
Getinge AB, Class B	26,514	648,539

		1,214,066

Household Durables 0.1%
Electrolux AB	32,933	816,806
Husqvarna AB, Class B	54,120	426,868

		1,243,674

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	77,761	1,914,946

Machinery 0.6%
Alfa Laval AB	39,961	907,447
Atlas Copco AB, Class A	87,282	2,604,047
Atlas Copco AB, Class B	52,368	1,413,248
Sandvik AB	138,373	1,740,599
SKF AB, Class B	50,168	1,182,568
Volvo AB, Class B	199,631	2,437,237

		10,285,146

Metals & Mining 0.0% †
Boliden AB	33,047	535,366

Oil, Gas & Consumable Fuels 0.0% †
Lundin Petroleum AB *	29,852	535,058

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	124,706	5,098,163

Tobacco 0.0% †
Swedish Match AB	26,112	854,739

Wireless Telecommunication Services 0.0% †
Tele2 AB, Class B	39,005	475,840

		51,983,318

SWITZERLAND 9.3%
Beverages 0.0% †
Coca-Cola HBC AG, ADR *	24,953	582,151

Biotechnology 0.1%
Actelion Ltd. REG *	13,704	1,645,932

Building Products 0.1%
Geberit AG REG	4,856	1,627,129

Capital Markets 0.9%
Credit Suisse Group AG REG *	198,688	5,389,959
Julius Baer Group Ltd. *	28,597	1,213,146
Partners Group Holding AG	2,324	582,570
UBS AG REG *	476,827	8,192,622

		15,378,297

Chemicals 0.4%
EMS-Chemie Holding AG REG	1,162	500,698
Givaudan SA REG *	1,182	1,933,270
Sika AG - Bearer Shares	289	1,124,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Chemicals (continued)
Syngenta AG REG	12,142	$4,301,356

		7,859,539

Construction Materials 0.1%
Holcim Ltd. REG *	29,709	2,377,210

Diversified Financial Services 0.0% †
Pargesa Holding SA - Bearer Shares	3,723	315,132

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,110	1,726,673

Electrical Equipment 0.4%
ABB Ltd. REG *	288,592	6,637,001

Energy Equipment & Services 0.1%
Transocean Ltd.	47,366	1,903,371

Food Products 1.9%
Aryzta AG *	11,804	1,067,678
Barry Callebaut AG REG *	294	361,510
Lindt & Spruengli AG REG	13	810,232
Lindt & Spruengli AG - Participation Certificate	114	592,612
Nestle SA REG	421,316	31,194,266

		34,026,298

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	6,867	1,065,445

Insurance 0.6%
Baloise Holding AG REG	6,372	767,222
Swiss Life Holding AG REG *	4,341	1,003,849
Swiss Re AG *	45,877	3,899,890
Zurich Insurance Group AG *	19,487	5,661,166

		11,332,127

Life Sciences Tools & Services 0.0% †
Lonza Group AG REG *	6,563	727,795

Machinery 0.1%
Schindler Holding AG REG	2,997	443,920
Schindler Holding AG - Participation Certificate	6,189	924,935
Sulzer AG REG	2,845	376,203

		1,745,058

Marine 0.1%
Kuehne + Nagel International AG REG	6,842	912,435

Metals & Mining 0.5%
Glencore PLC *	1,394,057	8,423,775

Pharmaceuticals 3.0%
Novartis AG REG	300,528	26,145,529
Roche Holding AG	91,790	26,637,986

		52,783,515

Professional Services 0.2%
Adecco SA REG *	22,507	1,683,492
SGS SA REG	701	1,527,090

		3,210,582

Real Estate Management & Development 0.0% †
Swiss Prime Site AG REG *	7,514	596,276

Semiconductors & Semiconductor Equipment 0.0% †
STMicroelectronics NV	81,963	682,327

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA REG	67,856	6,439,008
Swatch Group AG (The) REG	6,758	676,723
Swatch Group AG (The) - Bearer Shares	4,007	2,136,865

		9,252,596

Trading Companies & Distributors 0.1%
Wolseley PLC	34,261	1,783,698

		166,594,362

UNITED KINGDOM 18.3%
Aerospace & Defense 0.5%
BAE Systems PLC	418,443	3,015,700
Cobham PLC	150,878	744,437
Meggitt PLC	107,983	924,611
Rolls-Royce Holdings PLC *	245,764	4,290,146

		8,974,894

Air Freight & Logistics 0.0% †
Royal Mail PLC	85,392	599,487

Airlines 0.1%
easyJet PLC	19,631	427,862
International Consolidated Airlines Group SA *	129,691	725,570

		1,153,432

Auto Components 0.1%
GKN PLC	210,718	1,212,402

Banks 2.9%
Barclays PLC	2,136,367	8,098,311
HSBC Holdings PLC	2,460,371	26,377,455
Lloyds Banking Group PLC *	7,459,919	9,300,103
Royal Bank of Scotland Group PLC *	327,918	1,954,541
Standard Chartered PLC	315,396	6,540,610

		52,271,020

Beverages 0.9%
Diageo PLC	328,115	9,854,060
SABMiller PLC	126,313	6,877,949

		16,732,009

Capital Markets 0.2%
3i Group PLC	130,333	827,807
Aberdeen Asset Management PLC	118,095	819,865
Hargreaves Lansdown PLC	29,126	502,144
ICAP PLC	74,662	436,633
Investec PLC	74,236	642,100
Schroders PLC	16,480	662,157

		3,890,706

Chemicals 0.1%
Croda International PLC	18,214	644,151
Johnson Matthey PLC	26,046	1,297,792

		1,941,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Commercial Services & Supplies 0.2%
Aggreko PLC	32,558	$942,835
Babcock International Group PLC	67,279	1,243,382
G4S PLC	194,273	822,079

		3,008,296

Containers & Packaging 0.0% †
Rexam PLC	93,330	786,761

Diversified Financial Services 0.0% †
London Stock Exchange Group PLC	23,860	778,288

Diversified Telecommunication Services 0.4%
BT Group PLC	1,030,490	6,746,519
Inmarsat PLC	56,159	688,816

		7,435,335

Electric Utilities 0.2%
SSE PLC	125,223	3,075,349

Energy Equipment & Services 0.1%
AMEC PLC	38,675	740,347
Petrofac Ltd.	35,696	657,818
Subsea 7 SA	35,685	595,705

		1,993,870

Food & Staples Retailing 0.4%
J Sainsbury PLC	167,909	885,027
Tesco PLC	1,050,708	4,558,731
WM Morrison Supermarkets PLC	283,684	805,181

		6,248,939

Food Products 0.6%
Associated British Foods PLC	46,994	2,199,877
Tate & Lyle PLC	62,561	656,802
Unilever PLC	167,696	7,245,565

		10,102,244

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	115,444	1,986,758

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	219,744	3,580,634
InterContinental Hotels Group PLC	30,655	1,243,697
Tui Travel PLC	62,571	381,948
Whitbread PLC	23,418	1,695,825
William Hill PLC	108,392	642,476

		7,544,580

Household Durables 0.1%
Persimmon PLC *	40,760	858,467

Household Products 0.4%
Reckitt Benckiser Group PLC	84,421	7,452,472

Industrial Conglomerates 0.1%
Smiths Group PLC	50,280	1,078,927

Insurance 1.2%
Admiral Group PLC	24,473	600,487
Aviva PLC	382,633	3,238,143
Direct Line Insurance Group PLC	198,731	953,948
Legal & General Group PLC	773,796	3,052,680
Old Mutual PLC	633,306	2,083,434
Prudential PLC	333,220	7,658,683
RSA Insurance Group PLC	134,021	1,037,890
Standard Life PLC	316,205	1,992,494

		20,617,759

Internet & Catalog Retail 0.0% †
ASOS PLC *	7,124	299,486

Machinery 0.2%
CNH Industrial NV (a)	126,677	1,169,219
IMI PLC	37,062	883,962
Melrose Industries PLC	144,123	638,377
Weir Group PLC (The)	28,491	1,229,694

		3,921,252

Media 0.7%
British Sky Broadcasting Group PLC	134,968	1,997,784
ITV PLC	500,762	1,757,761
Pearson PLC	105,733	2,036,788
Reed Elsevier PLC	150,211	2,414,759
WPP PLC	175,965	3,502,859

		11,709,951

Metals & Mining 1.6%
Anglo American PLC	181,769	4,881,585
Antofagasta PLC	48,388	658,442
BHP Billiton PLC	275,507	9,398,102
Rio Tinto Ltd.	56,310	3,420,478
Rio Tinto PLC	165,865	9,479,858

		27,838,465

Multiline Retail 0.2%
Marks & Spencer Group PLC	210,438	1,523,257
Next PLC	19,963	2,278,417

		3,801,674

Multi-Utilities 0.6%
Centrica PLC	658,930	3,433,330
National Grid PLC	486,768	6,933,152

		10,366,482

Oil, Gas & Consumable Fuels 1.7%
BG Group PLC	444,932	8,773,730
BP PLC	2,412,761	19,648,917
Tullow Oil PLC	116,567	1,429,175

		29,851,822

Pharmaceuticals 1.5%
AstraZeneca PLC	164,543	12,014,355
GlaxoSmithKline PLC	634,805	15,298,009

		27,312,364

Professional Services 0.1%
Capita PLC	84,078	1,702,445
Intertek Group PLC	20,488	884,571

		2,587,016

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	127,253	1,505,505
Hammerson PLC	95,625	966,952
Intu Properties PLC	110,335	609,794
Land Securities Group PLC	102,099	1,791,254
Segro PLC	90,757	546,658

		5,420,163

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	186,383	2,653,437

Software 0.1%
Sage Group PLC (The)	138,884	862,612

Specialty Retail 0.1%
Kingfisher PLC	307,995	1,555,645
Sports Direct International PLC *	35,507	398,969

		1,954,614

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	58,075	1,380,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Tobacco 1.1%
British American Tobacco PLC	246,485	$14,439,688
Imperial Tobacco Group PLC	125,681	5,441,230

		19,880,918

Trading Companies & Distributors 0.1%
Bunzl PLC	43,937	1,177,662
Travis Perkins PLC	32,881	925,832

		2,103,494

Water Utilities 0.1%
Severn Trent PLC	31,957	1,042,531
United Utilities Group PLC	88,354	1,324,296

		2,366,827

Wireless Telecommunication Services 0.6%
Vodafone Group PLC	3,454,262	11,503,023

		325,558,478

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	24,941	898,442

Total Common Stocks (cost $1,372,119,462)		1,736,412,943

Preferred Stocks 0.5%

	Shares	Market Value
GERMANY 0.5%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,272	689,147
Porsche Automobil Holding SE	19,879	1,858,073
Volkswagen AG	21,148	4,911,384

		7,458,604

Chemicals 0.0% †
Fuchs Petrolub SE	8,484	340,480

Household Products 0.1%
Henkel AG & Co. KGaA	23,248	2,585,183

Total Preferred Stocks (cost $6,026,683)		10,384,267

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)(d)	1,334,379	1,334,379

Total Mutual Fund (cost $1,334,379)		1,334,379

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $12,322,678, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $12,574,220. (d)	$12,322,657	12,322,657

Total Repurchase Agreement (cost $12,322,657)		12,322,657

Total Investments (cost $1,391,803,181) (e) — 98.7%		1,760,454,246
Other assets in excess of liabilities — 1.3%		22,513,551

NET ASSETS — 100.0%		$1,782,967,797

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $10,917,593.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of July 31, 2014.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $13,657,036.
(e)	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,487,688,228, tax unrealized appreciation and depreciation were $370,267,116 and $(97,501,098), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

At July 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
257	DJ Euro Stoxx 50	09/19/14	$10,733,597	$(422,028)
104	FTSE 100 Index	09/19/14	11,733,347	(46,834)
89	SGX Nikkei 225 Index	09/11/14	6,765,955	204,537
35	SPI 200 Index	09/18/14	4,529,176	152,999

			$33,762,075	$(111,326)

At July 31, 2014, the Fund has $1,948,605 segregated as collateral with the broker for open futures contracts.

DJ	Dow Jones
FTSE	Financial Times Stock Exchange
SGX	Singapore Index

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,064,946	$—	$18,064,946
Air Freight & Logistics	—	6,954,552	—	6,954,552
Airlines	—	3,694,661	—	3,694,661
Auto Components	—	19,957,861	—	19,957,861
Automobiles	—	60,824,875	—	60,824,875
Banks	—	237,127,424	—	237,127,424
Beverages	582,151	40,328,034	—	40,910,185
Biotechnology	—	6,485,133	—	6,485,133
Building Products	—	10,874,887	—	10,874,887
Capital Markets	—	33,270,274	—	33,270,274
Chemicals	—	58,279,450	—	58,279,450
Commercial Services & Supplies	—	9,875,076	—	9,875,076
Communications Equipment	—	6,255,489	—	6,255,489
Construction & Engineering	—	13,552,857	—	13,552,857
Construction Materials	—	10,661,543	—	10,661,543
Consumer Finance	—	858,905	—	858,905
Containers & Packaging	—	2,667,292	—	2,667,292
Distributors	—	542,683	—	542,683
Diversified Consumer Services	—	354,116	—	354,116
Diversified Financial Services	—	24,469,009	—	24,469,009
Diversified Telecommunication Services	—	56,643,903	—	56,643,903
Electric Utilities	—	28,963,585	—	28,963,585
Electrical Equipment	—	24,930,264	—	24,930,264
Electronic Equipment, Instruments & Components	—	21,991,853	—	21,991,853
Energy Equipment & Services	—	10,121,982	—	10,121,982
Food & Staples Retailing	—	33,221,417	—	33,221,417
Food Products	—	66,591,067	—	66,591,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Gas Utilities	$—	$9,458,561	$—	$9,458,561
Health Care Equipment & Supplies	—	11,439,674	—	11,439,674
Health Care Providers & Services	—	7,715,003	—	7,715,003
Health Care Technology	—	411,569	—	411,569
Hotels, Restaurants & Leisure	—	22,129,022	—	22,129,022
Household Durables	—	12,779,358	—	12,779,358
Household Products	—	11,837,884	—	11,837,884
Independent Power and Renewable Electricity Producers	—	1,123,971	—	1,123,971
Industrial Conglomerates	—	26,500,364	—	26,500,364
Information Technology Services	—	8,186,155	—	8,186,155
Insurance	—	90,727,370	—	90,727,370
Internet & Catalog Retail	—	1,673,195	—	1,673,195
Internet Software & Services	—	2,102,161	—	2,102,161
Leisure Products	—	2,889,071	—	2,889,071
Life Sciences Tools & Services	—	1,513,418	—	1,513,418
Machinery	—	43,523,442	—	43,523,442
Marine	—	4,886,810	—	4,886,810
Media	—	26,246,637	—	26,246,637
Metals & Mining	—	68,927,464	—	68,927,464
Multiline Retail	—	5,973,728	—	5,973,728
Multi-Utilities	—	25,305,362	—	25,305,362
Oil, Gas & Consumable Fuels	—	112,787,623	—	112,787,623
Paper & Forest Products	—	2,159,058	—	2,159,058
Personal Products	—	10,179,089	—	10,179,089
Pharmaceuticals	—	156,487,505	—	156,487,505
Professional Services	—	10,536,419	—	10,536,419
Real Estate Investment Trusts (REITs)	—	27,754,721	—	27,754,721
Real Estate Management & Development	—	34,371,313	—	34,371,313
Road & Rail	—	18,125,913	—	18,125,913
Semiconductors & Semiconductor Equipment	—	12,164,557	—	12,164,557
Software	—	15,904,431	—	15,904,431
Specialty Retail	—	15,857,881	—	15,857,881
Technology Hardware, Storage & Peripherals	—	13,031,645	—	13,031,645
Textiles, Apparel & Luxury Goods	—	27,014,638	—	27,014,638
Tobacco	—	25,789,233	—	25,789,233
Trading Companies & Distributors	—	20,488,062	—	20,488,062
Transportation Infrastructure	—	7,950,562	—	7,950,562
Water Utilities	—	2,366,827	—	2,366,827
Wireless Telecommunication Services	—	29,947,958	—	29,947,958

Total Common Stocks	$582,151	$1,735,830,792	$—	$1,736,412,943

Futures Contracts	357,536	—	—	357,536
Mutual Fund	1,334,379	—	—	1,334,379
Preferred Stocks	—	10,384,267	—	10,384,267
Repurchase Agreement	—	12,322,657	—	12,322,657

Total Assets	$2,274,066	$1,758,537,716	$—	$1,760,811,782

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(468,862)	$—	$—	$(468,862)

Total Liabilities	$(468,862)	$—	$—	$(468,862)

Total	$1,805,204	$1,758,537,716	$—	$1,760,342,920

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Index Fund

During the period ended July 31, 2014, the Fund held 3 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$357,536

Total		$357,536

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(468,862)

Total		$(468,862)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide International Value Fund

Common Stocks 94.9%

	Shares	Market Value
AUSTRALIA 0.9%
Real Estate Investment Trusts (REITs) 0.9%
Scentre Group *	24,446	$77,240
Westfield Corp.	19,363	134,595

		211,835

CANADA 7.0%
Banks 2.3%
Toronto-Dominion Bank (The)	10,100	528,181

Metals & Mining 0.6%
Teck Resources Ltd., Class B	6,100	146,185

Oil, Gas & Consumable Fuels 4.1%
Canadian Oil Sands Ltd.	15,900	339,626
Lightstream Resources Ltd.	20,547	135,680
Suncor Energy, Inc.	10,200	418,814

		894,120

		1,568,486

DENMARK 1.2%
Marine 1.2%
AP Moeller - Maersk A/S, Class B	117	272,764

FINLAND 1.8%
Insurance 1.8%
Sampo OYJ, Class A	7,973	396,063

FRANCE 3.9%
Automobiles 1.3%
Peugeot SA *	19,130	285,324

Electrical Equipment 1.4%
Schneider Electric SE	3,669	310,972

Food & Staples Retailing 1.2%
Carrefour SA	7,817	269,958

		866,254

GERMANY 7.1%
Automobiles 1.1%
Daimler AG REG	3,055	252,095

Construction Materials 0.9%
HeidelbergCement AG	2,865	212,525

Metals & Mining 1.3%
ThyssenKrupp AG *	10,647	299,916

Multi-Utilities 1.0%
E.ON SE	11,326	213,816

Pharmaceuticals 2.2%
Bayer AG REG	3,647	481,062

Semiconductors & Semiconductor Equipment 0.6%
Aixtron SE *	10,815	145,932

		1,605,346

HONG KONG 3.2%
Industrial Conglomerates 1.3%
Jardine Matheson Holdings Ltd.	2,000	119,378
Jardine Matheson Holdings Ltd.	2,800	166,040

		285,418

Insurance 1.9%
AIA Group Ltd.	80,600	431,807

		717,225

IRELAND 3.4%
Airlines 0.8%
Ryanair Holdings PLC, ADR *	3,600	190,764

Banks 0.3%
Bank of Ireland *	161,059	56,593

Pharmaceuticals 2.3%
Shire PLC	6,233	513,028

		760,385

ISRAEL 1.2%
Software 1.2%
Check Point Software Technologies Ltd. *	4,100	278,267

ITALY 1.6%
Banks 0.7%
Intesa Sanpaolo SpA	50,270	149,283

Insurance 0.9%
Mediolanum SpA	26,343	200,206

		349,489

JAPAN 21.5%
Airlines 1.3%
Japan Airlines Co., Ltd.	5,200	287,235

Automobiles 2.7%
Fuji Heavy Industries Ltd.	8,200	233,842
Toyota Motor Corp.	6,100	360,144

		593,986

Banks 1.5%
Mitsubishi UFJ Financial Group, Inc.	55,700	328,480

Chemicals 1.3%
Shin-Etsu Chemical Co., Ltd.	4,700	298,113

Diversified Financial Services 1.7%
ORIX Corp.	24,300	392,719

Electronic Equipment, Instruments & Components 1.3%
Hitachi Ltd.	38,000	294,531

Household Durables 1.6%
Panasonic Corp.	28,500	355,350

Insurance 1.0%
Tokio Marine Holdings, Inc.	7,200	226,417

Machinery 2.4%
Hino Motors Ltd.	18,000	248,923
THK Co., Ltd.	12,200	293,595

		542,518

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Personal Products 1.3%
Shiseido Co., Ltd.	15,400	$303,517

Pharmaceuticals 1.5%
Astellas Pharma, Inc.	24,800	336,303

Real Estate Management & Development 1.1%
Sumitomo Realty & Development Co., Ltd.	6,000	247,729

Trading Companies & Distributors 1.0%
ITOCHU Corp.	18,500	235,556

Wireless Telecommunication Services 1.8%
KDDI Corp.	7,000	402,380

		4,844,834

NETHERLANDS 3.2%
Beverages 0.9%
Heineken NV	3,033	213,054

Chemicals 1.1%
Koninklijke DSM NV	3,467	239,512

Diversified Financial Services 1.2%
ING Groep NV, CVA *	20,528	266,609

		719,175

NORWAY 1.5%
Diversified Telecommunication Services 1.5%
Telenor ASA	15,068	346,761

SPAIN 5.4%
Banks 3.9%
Banco Santander SA	55,530	557,926
Bankia SA *	161,357	316,109

		874,035

Electric Utilities 0.5%
Acciona SA *	1,496	122,679

Media 1.0%
Mediaset Espana Comunicacion SA *	19,407	226,356

		1,223,070

SWEDEN 0.5%
Oil, Gas & Consumable Fuels 0.5%
Lundin Petroleum AB *	6,716	120,375

SWITZERLAND 8.5%
Food Products 2.8%
Nestle SA REG	8,532	631,710

Insurance 1.1%
Zurich Insurance Group AG *	848	246,352

Metals & Mining 1.4%
Glencore PLC *	51,326	310,144

Pharmaceuticals 3.2%
Novartis AG REG	8,356	726,961

		1,915,167

UNITED KINGDOM 23.0%
Banks 2.6%
Barclays PLC	74,825	283,639
Lloyds Banking Group PLC *	237,936	296,629

		580,268

Beverages 1.2%
SABMiller PLC	5,090	277,159

Diversified Financial Services 1.1%
London Stock Exchange Group PLC	7,526	245,490

Food Products 1.2%
Associated British Foods PLC	5,540	259,338

Insurance 2.6%
Aviva PLC	37,807	319,953
Prudential PLC	12,038	276,680

		596,633

Metals & Mining 2.7%
Anglo American PLC	8,637	231,955
Rio Tinto PLC	7,042	402,480

		634,435

Oil, Gas & Consumable Fuels 2.7%
BP PLC	51,529	419,640
Premier Oil PLC	32,613	176,746

		596,386

Pharmaceuticals 1.4%
AstraZeneca PLC	4,363	318,571

Software 1.4%
Sage Group PLC (The)	50,010	310,613

Specialty Retail 0.9%
Kingfisher PLC	38,337	193,635

Textiles, Apparel & Luxury Goods 0.8%
Burberry Group PLC	7,497	178,268

Tobacco 2.2%
Imperial Tobacco Group PLC	11,233	486,321

Trading Companies & Distributors 1.0%
Ashtead Group PLC	15,516	232,750

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	81,026	269,824

		5,179,691

Total Common Stocks (cost $20,556,134)		21,375,187

Warrant 0.1%

	Number of Warrants	Market Value
FRANCE 0.1%
Automobiles 0.1%
Peugeot SA, expiring 04/29/17 *	5,941	14,200

Total Warrant (cost $—)		14,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Value Fund

Exchange Traded Funds 1.3%

	Shares	Market Value
UNITED STATES 1.3%
iShares MSCI Canada ETF	600	$19,296
iShares MSCI EAFE ETF	4,000	266,360

Total Exchange Traded Funds (cost $291,933)		285,656

Total Investments (cost $20,848,067) (a) — 96.3%		21,675,043
Other assets in excess of liabilities — 3.7%		823,607

NET ASSETS — 100.0%		$22,498,650

*	Denotes a non-income producing security.
(a)	At July 31, 2014, the tax basis cost of the Fund’s investments was $21,218,121, tax unrealized appreciation and depreciation were $835,532 and $(378,610), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$190,764	$287,235	$—	$477,999
Automobiles	—	1,131,405	—	1,131,405
Banks	528,181	1,988,659	—	2,516,840
Beverages	—	490,213	—	490,213
Chemicals	—	537,625	—	537,625
Construction Materials	—	212,525	—	212,525
Diversified Financial Services	—	904,818	—	904,818
Diversified Telecommunication Services	—	346,761	—	346,761
Electric Utilities	—	122,679	—	122,679
Electrical Equipment	—	310,972	—	310,972
Electronic Equipment, Instruments & Components	—	294,531	—	294,531
Food & Staples Retailing	—	269,958	—	269,958
Food Products	—	891,048	—	891,048
Household Durables	—	355,350	—	355,350
Industrial Conglomerates	166,040	119,378	—	285,418
Insurance	—	2,097,478	—	2,097,478
Machinery	—	542,518	—	542,518
Marine	—	272,764	—	272,764
Media	—	226,356	—	226,356
Metals & Mining	146,185	1,244,495	—	1,390,680
Multi-Utilities	—	213,816	—	213,816
Oil, Gas & Consumable Fuels	894,120	716,761	—	1,610,881
Personal Products	—	303,517	—	303,517
Pharmaceuticals	—	2,375,925	—	2,375,925

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Real Estate Investment Trusts (REITs)	$—	$211,835	$—	$211,835
Real Estate Management & Development	—	247,729	—	247,729
Semiconductors & Semiconductor Equipment	—	145,932	—	145,932
Software	278,267	310,613	—	588,880
Specialty Retail	—	193,635	—	193,635
Textiles, Apparel & Luxury Goods	—	178,268	—	178,268
Tobacco	—	486,321	—	486,321
Trading Companies & Distributors	—	468,306	—	468,306
Wireless Telecommunication Services	—	672,204	—	672,204

Total Common Stocks	$2,203,557	$19,171,630	$—	$21,375,187

Exchange Traded Funds	285,656	—	—	285,656
Warrant	—	14,200	—	14,200

Total	$2,489,213	$19,185,830	$—	$21,675,043

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	12,504,058	$126,040,905

Total Alternative Assets (cost $121,284,028)		126,040,905

Equity Funds 85.9%
Nationwide International Index Fund, Institutional Class (a)	39,344,909	338,759,669
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,080,659	173,803,822
Nationwide S&P 500 Index Fund, Institutional Class (a)	27,014,113	401,429,726
Nationwide Small Cap Index Fund, Institutional Class (a)	10,651,846	161,055,912

Total Equity Funds (cost $796,889,965)		1,075,049,129

Fixed Income Funds 4.1%
Nationwide Bond Index Fund, Institutional Class (a)	2,295,256	25,729,820
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,498,321	25,607,786

Total Fixed Income Funds (cost $52,042,504)		51,337,606

Total Mutual Funds (cost $970,216,497)		1,252,427,640

Total Investments (cost $970,216,497) (b) — 100.1%		1,252,427,640
Liabilities in excess of other assets — (0.1)%		(740,753)

NET ASSETS — 100.0%		$1,251,686,887

(a)	Investment in affiliate.
(b)	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,020,697,404, tax unrealized appreciation and depreciation were $232,815,197 and $(1,084,961), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 78.7%

	Shares	Market Value
Alternative Assets 7.9%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	3,554,478	$35,829,136

Total Alternative Assets (cost $34,474,747)		35,829,136

Equity Funds 16.7%
Nationwide International Index Fund, Institutional Class (a)	2,040,492	17,568,635
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	681,433	13,042,634
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,528,764	22,717,426
Nationwide Small Cap Index Fund, Institutional Class (a)	271,596	4,106,528
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,358,395	18,229,654

Total Equity Funds (cost $62,571,101)		75,664,877

Fixed Income Funds 52.2%
Nationwide Bond Index Fund, Institutional Class (a)	9,834,977	110,250,095
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,713,028	17,558,541
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	7,274,942	72,894,917
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	3,685,213	35,857,118

Total Fixed Income Funds (cost $240,906,292)		236,560,671

Money Market Fund 1.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	8,664,040	8,664,040

Total Money Market Fund (cost $8,664,040)		8,664,040

Total Mutual Funds (cost $346,616,180)		356,718,724

Fixed Contract 21.3%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)(d)	$96,697,554	96,697,554

Total Fixed Contract (cost $96,697,554)		96,697,554

Total Investments (cost $443,313,734) (e) — 100.0%		453,416,278
Liabilities in excess of other assets — 0.0% †		(34,050)

NET ASSETS — 100.0%		$453,382,228

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2014.
(c)	Fair valued security.
(d)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(e)	At July 31, 2014, the tax basis cost of the Fund’s investments was $444,809,476, tax unrealized appreciation and depreciation were $13,485,787 and $(4,878,985), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$96,697,554	$96,697,554
Mutual Funds	356,718,724	—	—	356,718,724

Total	$356,718,724	$—	$96,697,554	$453,416,278

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	2,448,662	2,448,662
Purchases	1,095,406	1,095,406
Sales	(1,129,709)	(1,129,709)
Transfers Into Level 3	94,283,195	94,283,195
Transfers Out of Level 3	—	—

Balance as of 07/31/14	$96,697,554	$96,697,554

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Fixed Contract	$96,697,554	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 91.9%

	Shares	Market Value
Alternative Assets 14.2%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	25,572,811	$257,773,931

Total Alternative Assets (cost $248,420,917)		257,773,931

Equity Funds 55.1%
Nationwide International Index Fund, Institutional Class (a)	36,022,108	310,150,350
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,435,120	180,588,202
Nationwide S&P 500 Index Fund, Institutional Class (a)	24,648,905	366,282,736
Nationwide Small Cap Index Fund, Institutional Class (a)	6,768,924	102,346,126
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,821,248	37,861,147

Total Equity Funds (cost $693,119,785)		997,228,561

Fixed Income Funds 22.6%
Nationwide Bond Index Fund, Institutional Class (a)	16,348,427	183,265,872
Nationwide Core Plus Bond Fund, Institutional Class (a)	8,895,087	91,174,646
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	7,764,608	77,801,372
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	5,740,360	55,853,703

Total Fixed Income Funds (cost $415,531,597)		408,095,593

Total Mutual Funds (cost $1,357,072,299)		1,663,098,085

Fixed Contract 8.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(b)(c)	$146,058,934	146,058,934

Total Fixed Contract (cost $146,058,934)		146,058,934

Total Investments (cost $1,503,131,233) (d) — 100.0%		1,809,157,019
Liabilities in excess of other assets — 0.0% †		(795,007)

NET ASSETS — 100.0%		$1,808,362,012

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,550,822,650, tax unrealized appreciation and depreciation were $267,581,092 and $(9,246,723), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$146,058,934	$146,058,934
Mutual Funds	1,663,098,085	—	—	1,663,098,085

Total	$1,663,098,085	$—	$146,058,934	$1,809,157,019

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	3,677,368	3,677,368
Purchases	2,905,869	2,905,869
Sales	(—)	(—)
Transfers Into Level 3	139,475,697	139,475,697
Transfers Out of Level 3	—	—

Balance as of 07/31/14	$146,058,934	$146,058,934

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Fixed Contract	$146,058,934	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 98.0%

	Shares	Market Value
Alternatives Assets 12.1%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	25,015,283	$252,154,057

Total Alternatives Assets (cost $242,886,497)		252,154,057

Equity Funds 74.8%
Nationwide International Index Fund, Institutional Class (a)	58,299,251	501,956,548
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	12,963,212	248,115,883
Nationwide S&P 500 Index Fund, Institutional Class (a)	39,427,298	585,889,645
Nationwide Small Cap Index Fund, Institutional Class (a)	13,578,219	205,302,668
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,636,969	21,968,125

Total Equity Funds (cost $1,142,301,799)		1,563,232,869

Fixed Income Funds 11.1%
Nationwide Bond Index Fund, Institutional Class (a)	9,461,650	106,065,095
Nationwide Core Plus Bond Fund, Institutional Class (a)	8,277,412	84,843,477
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	4,188,137	41,965,130

Total Fixed Income Funds (cost $236,001,005)		232,873,702

Total Mutual Funds (cost $1,621,189,301)		2,048,260,628

Fixed Contract 2.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(b)(c)	$42,454,677	42,454,677

Total Fixed Contract (cost $42,454,677)		42,454,677

Total Investments (cost $1,663,643,978) (d) — 100.0%		2,090,715,305
Liabilities in excess of other assets — 0.0% †		(890,940)

NET ASSETS — 100.0%		$2,089,824,365

(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,732,489,781, tax unrealized appreciation and depreciation were $362,682,948 and $(4,457,424), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$42,454,677	$42,454,677
Mutual Funds	2,048,260,628	—	—	2,048,260,628

Total	$2,048,260,628	$—	$42,454,677	$2,090,715,305

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	1,061,841	1,061,841
Purchases	1,492,869	1,492,869
Sales	(—)	(—)
Transfers Into Level 3	39,899,967	39,899,967
Transfers Out of Level 3	—	—

Balance as of 07/31/14	$42,454,677	$42,454,677

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values *
Fixed Contract	$42,454,677	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 85.2%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	5,959,239	$60,069,126

Total Alternative Assets (cost $57,795,718)		60,069,126

Equity Funds 35.8%
Nationwide International Index Fund, Institutional Class (a)	6,841,949	58,909,181
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,132,579	40,817,561
Nationwide S&P 500 Index Fund, Institutional Class (a)	5,331,122	79,220,472
Nationwide Small Cap Index Fund, Institutional Class (a)	1,092,822	16,523,462
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	1,366,445	18,337,691

Total Equity Funds (cost $164,427,123)		213,808,367

Fixed Income Funds 39.4%
Nationwide Bond Index Fund, Institutional Class (a)	10,551,910	118,286,912
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,298,917	23,563,897
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	6,346,255	63,589,471
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	3,089,211	30,058,019

Total Fixed Income Funds (cost $239,677,421)		235,498,299

Total Mutual Funds (cost $461,900,262)		509,375,792

Fixed Contract 14.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(b)(c)	$88,427,842	88,427,842

Total Fixed Contract (cost $88,427,842)		88,427,842

Total Investments (cost $550,328,104) (d) — 100.0%		597,803,634
Liabilities in excess of other assets — 0.0% †		(292,869)

NET ASSETS — 100.0%		$597,510,765

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and, as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2014, the tax basis cost of the Fund’s investments was $562,420,932, tax unrealized appreciation and depreciation were $40,707,615 and $(5,324,913), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$88,427,842	$88,427,842
Mutual Funds	509,375,792	—	—	509,375,792

Total	$509,375,792	$—	$88,427,842	$597,803,634

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/13	$—	$—
Interest Income from Affiliates	2,245,137	2,245,137
Purchases	819,702	819,702
Sales	(1,642,413)	(1,642,413)
Transfers Into Level 3	87,005,416	87,005,416
Transfers Out of Level 3	—	—

Balance as of 07/31/14	$88,427,842	$88,427,842

Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 07/31/14	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Fixed Contract	$88,427,842	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.50%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	The Fund’s investment in the Fixed Contract can be increased or redeemed on a daily basis at par. The Fund cannot assign or transfer its interest in the Fixed Contract to any party. If the Fund transferred its interest in the Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate the investment in the Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 96.8%

	Shares	Market Value
Aerospace & Defense 1.7%
Alliant Techsystems, Inc.	24,980	$3,245,652
B/E Aerospace, Inc. *	77,572	6,604,480
Esterline Technologies Corp. *	25,068	2,721,131
Exelis, Inc.	148,635	2,503,013
Huntington Ingalls Industries, Inc.	38,505	3,500,875
Triumph Group, Inc.	40,888	2,590,255

		21,165,406

Airlines 0.5%
Alaska Air Group, Inc.	107,760	4,738,207
JetBlue Airways Corp. *(a)	179,195	1,920,971

		6,659,178

Auto Components 0.3%
Gentex Corp.	114,405	3,306,304

Automobiles 0.1%
Thor Industries, Inc.	35,122	1,860,412

Banks 4.7%
Associated Banc-Corp.	125,014	2,240,251
BancorpSouth, Inc.	66,267	1,382,992
Bank of Hawaii Corp.	34,848	1,992,609
Cathay General Bancorp	58,111	1,487,061
City National Corp.	37,492	2,821,273
Commerce Bancshares, Inc.	63,433	2,858,291
Cullen/Frost Bankers, Inc.	41,551	3,239,731
East West Bancorp, Inc.	112,428	3,829,298
First Horizon National Corp.	185,508	2,185,284
First Niagara Financial Group, Inc.	277,525	2,386,715
FirstMerit Corp.	129,653	2,281,893
Fulton Financial Corp.	148,154	1,680,066
Hancock Holding Co.	64,522	2,093,094
International Bancshares Corp.	44,701	1,133,170
PacWest Bancorp	74,744	3,114,582
Prosperity Bancshares, Inc.	47,021	2,733,331
Signature Bank *	39,200	4,484,088
SVB Financial Group *	39,074	4,259,847
Synovus Financial Corp.	108,975	2,566,361
TCF Financial Corp.	130,655	2,065,656
Trustmark Corp.	52,957	1,219,600
Umpqua Holdings Corp.	134,379	2,273,693
Valley National Bancorp (a)	157,197	1,505,947
Webster Financial Corp.	70,870	2,031,843
Westamerica Bancorporation (a)	20,665	988,200

		58,854,876

Biotechnology 0.5%
Cubist Pharmaceuticals, Inc. *	59,044	3,595,780
United Therapeutics Corp. *	34,600	3,146,524

		6,742,304

Building Products 0.9%
A.O. Smith Corp.	59,671	2,786,636
Fortune Brands Home & Security, Inc.	130,194	4,920,031
Lennox International, Inc.	35,452	3,024,765

		10,731,432

Capital Markets 1.5%
Eaton Vance Corp.	94,648	3,324,984
Federated Investors, Inc., Class B (a)	74,172	2,093,134
Janus Capital Group, Inc.	117,686	1,340,443
Raymond James Financial, Inc.	97,338	4,959,371
SEI Investments Co.	111,396	3,990,205
Waddell & Reed Financial, Inc., Class A	66,824	3,527,639

		19,235,776

Chemicals 3.1%
Albemarle Corp.	62,370	3,825,776
Ashland, Inc.	56,826	5,946,841
Cabot Corp.	47,023	2,463,535
Cytec Industries, Inc.	28,115	2,835,398
Minerals Technologies, Inc.	27,039	1,570,155
NewMarket Corp.	8,676	3,357,612
Olin Corp.	61,944	1,645,852
PolyOne Corp.	73,795	2,800,520
Rayonier Advanced Materials, Inc. *	33,052	1,072,868
RPM International, Inc.	104,474	4,615,661
Scotts Miracle-Gro Co. (The), Class A	34,114	1,814,865
Sensient Technologies Corp.	38,777	2,035,792
Valspar Corp. (The)	60,889	4,569,719

		38,554,594

Commercial Services & Supplies 1.8%
Civeo Corp. *	83,194	2,113,128
Clean Harbors, Inc. *	43,358	2,498,722
Copart, Inc. *	87,959	2,936,071
Deluxe Corp.	39,243	2,158,757
Herman Miller, Inc.	46,452	1,358,256
HNI Corp.	35,366	1,249,834
MSA Safety, Inc.	24,893	1,288,960
R.R. Donnelley & Sons Co.	156,505	2,716,927
Rollins, Inc.	50,461	1,428,551
Waste Connections, Inc.	97,185	4,600,738

		22,349,944

Communications Equipment 1.2%
ADTRAN, Inc.	44,324	985,766
ARRIS Group, Inc. *	93,543	3,196,364
Ciena Corp. *	82,405	1,609,370
InterDigital, Inc.	31,760	1,400,298
JDS Uniphase Corp. *	184,037	2,184,519
Plantronics, Inc.	33,359	1,566,872
Polycom, Inc. *	108,331	1,388,804
Riverbed Technology, Inc. *	125,881	2,253,270

		14,585,263

Construction & Engineering 0.7%
AECOM Technology Corp. *	77,822	2,642,057
Granite Construction, Inc.	28,517	928,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering (continued)
KBR, Inc.	115,400	$2,384,164
URS Corp.	54,069	3,096,532

		9,050,981

Construction Materials 0.3%
Eagle Materials, Inc.	39,241	3,563,868

Consumer Finance 0.2%
SLM Corp.	331,466	2,936,789

Containers & Packaging 1.6%
AptarGroup, Inc.	51,349	3,137,424
Greif, Inc., Class A	23,960	1,202,313
Packaging Corp. of America	77,088	5,100,142
Rock-Tenn Co., Class A	56,274	5,595,324
Silgan Holdings, Inc.	34,386	1,692,479
Sonoco Products Co.	80,025	3,132,178

		19,859,860

Distributors 0.5%
LKQ Corp. *	236,674	6,190,208

Diversified Consumer Services 0.8%
Apollo Education Group, Inc., Class A *	77,761	2,171,865
DeVry Education Group, Inc.	44,809	1,791,016
Service Corp. International	167,426	3,515,946
Sotheby’s	53,985	2,140,505

		9,619,332

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	67,411	3,267,411
MSCI, Inc. *	91,504	4,140,556

		7,407,967

Diversified Telecommunication Services 0.3%
tw telecom, inc. *	108,136	4,405,461

Electric Utilities 1.6%
Cleco Corp.	47,319	2,637,561
Great Plains Energy, Inc.	120,588	2,989,376
Hawaiian Electric Industries, Inc. (a)	79,571	1,879,467
IDACORP, Inc.	39,445	2,112,280
OGE Energy Corp.	156,136	5,613,089
PNM Resources, Inc.	62,502	1,603,176
Westar Energy, Inc.	101,065	3,642,383

		20,477,332

Electrical Equipment 0.9%
Acuity Brands, Inc.	33,879	3,634,200
Hubbell, Inc., Class B	42,223	4,937,558
Regal-Beloit Corp.	35,385	2,487,212

		11,058,970

Electronic Equipment, Instruments & Components 2.9%
Arrow Electronics, Inc. *	78,116	4,526,822
Avnet, Inc.	108,514	4,593,398
Belden, Inc.	34,440	2,338,476
FEI Co.	33,134	2,538,064
Ingram Micro, Inc., Class A *	121,693	3,492,589
Itron, Inc. *	30,836	1,109,479
Knowles Corp. *	66,676	1,938,938
National Instruments Corp.	77,143	2,456,233
Tech Data Corp. *	29,983	1,882,633
Trimble Navigation Ltd. *	204,542	6,320,348
Vishay Intertechnology, Inc.	106,467	1,568,259
Zebra Technologies Corp., Class A *	39,588	3,169,811

		35,935,050

Energy Equipment & Services 2.6%
Atwood Oceanics, Inc. *	45,366	2,184,373
CARBO Ceramics, Inc. (a)	15,582	1,940,582
Dresser-Rand Group, Inc. *	59,963	3,568,398
Dril-Quip, Inc. *	31,898	3,214,362
Helix Energy Solutions Group, Inc. *	76,941	1,956,610
Oceaneering International, Inc.	84,656	5,748,989
Oil States International, Inc. *	41,597	2,549,480
Patterson-UTI Energy, Inc.	113,295	3,891,683
Superior Energy Services, Inc.	122,776	4,125,274
Tidewater, Inc.	38,849	1,836,392
Unit Corp. *	34,597	2,191,720

		33,207,863

Food & Staples Retailing 0.3%
SUPERVALU, Inc. *	155,073	1,422,019
United Natural Foods, Inc. *	38,911	2,280,963

		3,702,982

Food Products 2.0%
Dean Foods Co.	73,284	1,122,711
Flowers Foods, Inc.	137,816	2,630,907
Hain Celestial Group, Inc. (The) *	39,294	3,359,637
Hillshire Brands Co. (The)	96,191	6,037,909
Ingredion, Inc.	58,479	4,305,809
Lancaster Colony Corp.	15,221	1,329,554
Post Holdings, Inc. *	34,467	1,548,258
Tootsie Roll Industries, Inc.	16,182	426,072
WhiteWave Foods Co. (The) *	136,334	4,061,390

		24,822,247

Gas Utilities 1.5%
Atmos Energy Corp.	78,553	3,795,681
National Fuel Gas Co.	65,868	4,538,964
ONE Gas, Inc.	40,777	1,467,972
Questar Corp.	137,328	3,054,175
UGI Corp.	90,230	4,379,764
WGL Holdings, Inc.	40,701	1,586,525

		18,823,081

Health Care Equipment & Supplies 3.0%
Align Technology, Inc. *	56,328	3,053,541
Cooper Cos., Inc. (The)	37,587	6,046,997
Hill-Rom Holdings, Inc.	44,832	1,766,381
Hologic, Inc. *	216,650	5,648,065
IDEXX Laboratories, Inc. *	40,224	5,007,083
ResMed, Inc. (a)	110,022	5,692,538
Sirona Dental Systems, Inc. *	43,398	3,480,520
STERIS Corp.	46,331	2,357,321
Teleflex, Inc.	32,435	3,494,547
Thoratec Corp. *	44,606	1,449,695

		37,996,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 3.2%
Community Health Systems, Inc. *	90,372	$4,310,744
Health Net, Inc. *	62,888	2,590,357
Henry Schein, Inc. *	66,930	7,780,613
LifePoint Hospitals, Inc. *	34,881	2,501,665
MEDNAX, Inc. *	77,921	4,611,365
Omnicare, Inc.	77,638	4,852,375
Owens & Minor, Inc.	49,518	1,638,551
Universal Health Services, Inc., Class B	70,482	7,513,381
VCA, Inc. *	69,238	2,581,885
WellCare Health Plans, Inc. *	34,250	2,136,515

		40,517,451

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. *	125,255	1,994,059
HMS Holdings Corp. *	68,746	1,265,614

		3,259,673

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc. *(a)	30,796	1,852,995
Brinker International, Inc.	50,923	2,283,387
Cheesecake Factory, Inc. (The)	36,025	1,544,752
Domino’s Pizza, Inc.	43,608	3,139,776
International Game Technology	193,653	3,278,545
International Speedway Corp., Class A	21,840	662,189
Life Time Fitness, Inc. *	29,480	1,160,038
Panera Bread Co., Class A *	20,458	3,013,464
Wendy’s Co. (The)	207,092	1,687,800

		18,622,946

Household Durables 1.6%
Jarden Corp. *	94,071	5,258,569
KB Home (a)	70,548	1,149,932
M.D.C. Holdings, Inc.	30,716	828,411
NVR, Inc. *	3,189	3,592,281
Tempur Sealy International, Inc. *	47,671	2,608,080
Toll Brothers, Inc. *	125,447	4,100,862
Tupperware Brands Corp.	39,560	2,879,177

		20,417,312

Household Products 1.0%
Church & Dwight Co., Inc.	106,557	6,838,828
Energizer Holdings, Inc.	48,351	5,548,761

		12,387,589

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	50,248	4,020,845

Information Technology Services 2.7%
Acxiom Corp. *	60,345	1,105,520
Broadridge Financial Solutions, Inc.	94,614	3,819,567
Convergys Corp.	79,569	1,542,843
CoreLogic, Inc. *	72,013	1,958,754
DST Systems, Inc.	27,388	2,466,837
Gartner, Inc. *	70,738	4,839,894
Global Payments, Inc.	56,344	3,902,949
Jack Henry & Associates, Inc.	66,292	3,868,138
Leidos Holdings, Inc.	49,829	1,840,683
NeuStar, Inc., Class A *(a)	47,227	1,315,744
Science Applications International Corp.	31,980	1,335,805
VeriFone Systems, Inc. *	87,600	2,935,476
WEX, Inc. *	30,381	3,278,718

		34,210,928

Insurance 4.6%
Alleghany Corp. *	12,909	5,342,390
American Financial Group, Inc.	56,152	3,143,950
Arthur J. Gallagher & Co.	123,166	5,542,470
Aspen Insurance Holdings Ltd.	51,304	2,052,673
Brown & Brown, Inc.	93,148	2,867,095
Everest Re Group Ltd.	36,149	5,635,991
First American Financial Corp.	83,771	2,273,545
Hanover Insurance Group, Inc. (The)	34,546	1,997,104
HCC Insurance Holdings, Inc.	78,329	3,656,398
Kemper Corp.	39,961	1,383,050
Mercury General Corp.	28,430	1,399,325
Old Republic International Corp.	189,989	2,733,942
Primerica, Inc.	42,663	1,965,911
Protective Life Corp.	61,821	4,289,141
Reinsurance Group of America, Inc.	54,159	4,346,801
RenaissanceRe Holdings Ltd.	31,792	3,109,575
StanCorp Financial Group, Inc.	34,294	2,069,300
W.R. Berkley Corp.	81,075	3,616,756

		57,425,417

Internet & Catalog Retail 0.1%
HSN, Inc.	26,289	1,469,292

Internet Software & Services 1.2%
AOL, Inc. *	62,680	2,416,314
Conversant, Inc. *	49,341	1,153,099
Equinix, Inc. *	39,064	8,380,009
Rackspace Hosting, Inc. *	91,344	2,766,810

		14,716,232

Leisure Products 0.8%
Brunswick Corp.	72,703	2,932,112
Polaris Industries, Inc.	51,661	7,622,064

		10,554,176

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A *	15,819	1,819,027
Charles River Laboratories International, Inc. *	37,925	2,055,914
Covance, Inc. *	45,018	3,777,910
Mettler-Toledo International, Inc. *	22,909	5,890,820
Techne Corp.	26,108	2,436,399

		15,980,070

Machinery 5.2%
AGCO Corp.	68,489	3,336,099
CLARCOR, Inc.	39,532	2,344,643
Crane Co.	38,755	2,658,980
Donaldson Co., Inc.	103,113	3,999,753
Graco, Inc.	47,524	3,523,905
Harsco Corp.	63,314	1,599,945
IDEX Corp.	63,207	4,792,355
ITT Corp.	71,900	3,305,243

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Kennametal, Inc.	61,607	$2,604,744
Lincoln Electric Holdings, Inc.	63,055	4,189,374
Nordson Corp.	46,919	3,526,901
Oshkosh Corp.	66,598	3,078,160
SPX Corp.	34,352	3,405,314
Terex Corp.	86,477	2,984,321
Timken Co. (The)	60,094	2,662,164
Trinity Industries, Inc.	121,254	5,291,525
Valmont Industries, Inc. (a)	21,079	3,069,735
Wabtec Corp.	75,621	6,101,102
Woodward, Inc.	46,265	2,311,399

		64,785,662

Marine 0.4%
Kirby Corp. *	44,679	5,203,316

Media 1.5%
AMC Networks, Inc., Class A *	46,305	2,772,280
Cinemark Holdings, Inc.	81,640	2,677,792
DreamWorks Animation SKG, Inc., Class A *	56,449	1,128,980
John Wiley & Sons, Inc., Class A	36,719	2,206,445
Lamar Advertising Co., Class A	51,474	2,581,421
Live Nation Entertainment, Inc. *	111,578	2,589,726
Meredith Corp.	29,023	1,332,736
New York Times Co. (The), Class A	98,978	1,236,235
Time, Inc. *	87,529	2,109,449

		18,635,064

Metals & Mining 2.1%
Carpenter Technology Corp.	41,629	2,253,794
Cliffs Natural Resources, Inc. (a)	120,138	2,096,408
Commercial Metals Co.	92,326	1,591,700
Compass Minerals International, Inc.	26,294	2,261,810
Reliance Steel & Aluminum Co.	60,932	4,158,609
Royal Gold, Inc.	50,949	3,850,216
Steel Dynamics, Inc.	187,562	3,978,190
TimkenSteel Corp. *	30,047	1,307,345
United States Steel Corp. (a)	112,602	3,771,041
Worthington Industries, Inc.	40,807	1,560,868

		26,829,981

Multiline Retail 0.3%
Big Lots, Inc.	43,491	1,902,731
J.C. Penney Co., Inc. *(a)	238,354	2,235,761

		4,138,492

Multi-Utilities 1.1%
Alliant Energy Corp.	86,981	4,914,426
Black Hills Corp.	34,994	1,844,534
MDU Resources Group, Inc.	150,229	4,733,716
Vectren Corp.	64,660	2,462,899

		13,955,575

Oil, Gas & Consumable Fuels 2.3%
Bill Barrett Corp. *	38,973	935,742
Energen Corp.	57,066	4,658,297
Gulfport Energy Corp. *	66,980	3,577,402
HollyFrontier Corp.	155,783	7,323,359
Rosetta Resources, Inc. *	48,172	2,460,144
SM Energy Co.	52,578	4,129,476
World Fuel Services Corp.	56,437	2,423,969
WPX Energy, Inc. *	158,500	3,260,345

		28,768,734

Paper & Forest Products 0.3%
Domtar Corp.	50,896	1,828,185
Louisiana-Pacific Corp. *	110,532	1,496,603

		3,324,788

Pharmaceuticals 1.4%
Endo International PLC *	109,832	7,367,531
Mallinckrodt PLC *(a)	45,851	3,192,147
Salix Pharmaceuticals Ltd. *	49,717	6,558,169

		17,117,847

Professional Services 1.0%
Corporate Executive Board Co. (The)	26,503	1,645,041
FTI Consulting, Inc. *	32,036	1,184,051
Manpowergroup, Inc.	62,429	4,862,595
Towers Watson & Co., Class A	50,156	5,116,915

		12,808,602

Real Estate Investment Trusts (REITs) 9.0%
Alexandria Real Estate Equities, Inc.	56,178	4,415,591
American Campus Communities, Inc.	82,256	3,201,404
BioMed Realty Trust, Inc.	150,940	3,245,210
Camden Property Trust	67,089	4,854,560
Corporate Office Properties Trust	68,694	1,948,849
Corrections Corp. of America	91,242	2,939,817
Duke Realty Corp.	258,340	4,647,537
Equity One, Inc.	49,546	1,150,458
Extra Space Storage, Inc.	86,360	4,467,403
Federal Realty Investment Trust	52,745	6,440,164
Highwoods Properties, Inc.	70,663	2,972,792
Home Properties, Inc.	44,796	2,947,129
Hospitality Properties Trust	117,400	3,354,118
Kilroy Realty Corp.	64,465	3,986,516
LaSalle Hotel Properties	82,196	2,859,599
Liberty Property Trust	115,803	4,072,792
Mack-Cali Realty Corp.	69,550	1,467,505
Mid-America Apartment Communities, Inc.	58,813	4,112,205
National Retail Properties, Inc.	96,590	3,435,706
Omega Healthcare Investors, Inc.	98,825	3,611,065
Potlatch Corp.	31,845	1,315,198
Rayonier, Inc.	99,157	3,377,287
Realty Income Corp.	173,621	7,474,384
Regency Centers Corp.	72,402	3,935,773
Senior Housing Properties Trust	159,723	3,651,268
SL Green Realty Corp.	74,367	8,016,763
Taubman Centers, Inc.	49,599	3,648,502
UDR, Inc.	197,136	5,732,715

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Washington Prime Group, Inc. *	121,780	$2,300,424
Weingarten Realty Investors	88,124	2,900,161

		112,482,895

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	33,637	1,283,924
Jones Lang LaSalle, Inc.	34,942	4,322,326

		5,606,250

Road & Rail 1.5%
Con-way, Inc.	44,737	2,207,771
Genesee & Wyoming, Inc., Class A *	39,994	3,988,602
J.B. Hunt Transport Services, Inc.	71,712	5,540,469
Landstar System, Inc.	35,244	2,330,686
Old Dominion Freight Line, Inc. *	54,724	3,473,879
Werner Enterprises, Inc.	35,666	876,670

		18,418,077

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *(a)	507,892	1,985,858
Atmel Corp. *	330,037	2,706,303
Cree, Inc. *	95,607	4,515,519
Cypress Semiconductor Corp. *(a)	113,788	1,150,397
Fairchild Semiconductor International, Inc. *	97,962	1,490,982
Integrated Device Technology, Inc. *	106,421	1,528,206
International Rectifier Corp. *	55,930	1,389,301
Intersil Corp., Class A	100,978	1,295,548
RF Micro Devices, Inc. *(a)	224,371	2,503,980
Semtech Corp. *	52,747	1,177,840
Silicon Laboratories, Inc. *	31,348	1,276,804
Skyworks Solutions, Inc.	148,649	7,545,423
SunEdison, Inc. *	192,961	3,859,220
Teradyne, Inc.	152,311	2,775,106

		35,200,487

Software 4.2%
ACI Worldwide, Inc. *	89,202	1,671,645
Advent Software, Inc.	31,887	1,035,052
ANSYS, Inc. *	72,653	5,589,922
Cadence Design Systems, Inc. *	226,998	3,820,376
CommVault Systems, Inc. *	34,775	1,669,895
Compuware Corp.	172,256	1,567,530
Concur Technologies, Inc. *(a)	37,464	3,482,653
FactSet Research Systems, Inc. (a)	30,872	3,708,653
Fair Isaac Corp.	26,870	1,535,621
Fortinet, Inc. *	107,404	2,636,768
Informatica Corp. *	86,086	2,730,648
Mentor Graphics Corp.	75,915	1,499,321
MICROS Systems, Inc. *	58,660	3,967,176
PTC, Inc. *	93,010	3,344,640
Rovi Corp. *	74,269	1,735,667
SolarWinds, Inc. *	51,431	2,115,871
Solera Holdings, Inc.	53,967	3,453,888
Synopsys, Inc. *	121,322	4,582,332
TIBCO Software, Inc. *	119,942	2,314,881

		52,462,539

Specialty Retail 3.7%
Aaron’s, Inc.	56,638	1,494,110
Abercrombie & Fitch Co., Class A	57,061	2,244,780
Advance Auto Parts, Inc.	57,201	6,927,613
American Eagle Outfitters, Inc. (a)	134,153	1,430,071
Ann, Inc. *	36,719	1,349,423
Ascena Retail Group, Inc. *	101,411	1,628,661
Cabela’s, Inc. *	36,755	2,145,022
Chico’s FAS, Inc.	120,144	1,899,477
CST Brands, Inc.	59,299	1,982,366
Dick’s Sporting Goods, Inc.	77,885	3,312,449
Foot Locker, Inc.	114,324	5,433,820
Guess?, Inc.	46,794	1,217,112
Murphy USA, Inc. *	34,848	1,722,188
Office Depot, Inc. *	381,562	1,911,626
Rent-A-Center, Inc.	41,474	992,887
Signet Jewelers Ltd.	62,884	6,400,962
Williams-Sonoma, Inc.	68,615	4,602,008

		46,694,575

Technology Hardware, Storage & Peripherals 1.0%
3D Systems Corp. *(a)	80,152	4,018,020
Diebold, Inc.	50,650	1,908,492
Lexmark International, Inc., Class A	48,822	2,344,920
NCR Corp. *	131,644	4,074,382

		12,345,814

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	42,100	3,223,176
Deckers Outdoor Corp. *	27,153	2,403,312
Hanesbrands, Inc.	78,074	7,628,611
Kate Spade & Co. *	99,222	3,753,568

		17,008,667

Thrifts & Mortgage Finance 0.6%
Astoria Financial Corp.	66,271	853,571
New York Community Bancorp, Inc. (a)	347,067	5,511,424
Washington Federal, Inc.	79,444	1,665,146

		8,030,141

Tobacco 0.1%
Universal Corp.	18,167	943,412

Trading Companies & Distributors 1.4%
GATX Corp.	36,099	2,238,138
MSC Industrial Direct Co., Inc., Class A	37,138	3,167,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors (continued)
NOW, Inc. *	84,122	$2,707,887
United Rentals, Inc. *	76,262	8,076,146
Watsco, Inc.	21,387	1,915,634

		18,105,305

Water Utilities 0.3%
Aqua America, Inc.	138,829	3,301,354

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	77,638	1,940,950

Total Common Stocks (cost $847,723,784)		1,214,794,626

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (b)(c)	5,498,614	5,498,614

Total Mutual Fund (cost $5,498,614)		5,498,614

Repurchase Agreement 4.0%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $50,778,421, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $51,814,959. (c)	$50,778,336	50,778,336

Total Repurchase Agreement (cost $50,778,336)		50,778,336

Total Investments (cost $904,000,734) (d) — 101.2%		1,271,071,576

Liabilities in excess of other assets — (1.2%)		(15,336,568)

NET ASSETS — 100.0%		$1,255,735,008

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $55,032,776.
(b)	Represents 7-day effective yield as of July 31, 2014.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $56,276,950.
(d)	At July 31, 2014, the tax basis cost of the Fund’s investments was $919,128,663, tax unrealized appreciation and depreciation were $376,797,938 and $(24,855,025), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

At July 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
307	S&P MID 400 E-Mini	09/19/14	$41,991,460	$(1,368,268)

At July 31, 2014, the Fund has $2,038,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,214,794,626	$—	$—	$1,214,794,626
Mutual Fund	5,498,614	—	—	5,498,614
Repurchase Agreement	—	50,778,336	—	50,778,336

Total Assets	$1,220,293,240	$50,778,336	$—	$1,271,071,576

Liabilities:
Futures Contracts	(1,368,268)	—	—	(1,368,268)

Total Liabilities	$(1,368,268)	$—	$—	$(1,368,268)

Total	$1,218,924,972	$50,778,336	$—	$1,269,703,308

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Mid Cap Market Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign securities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,368,268)

Total		$(1,368,268)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 2.4%

	Principal Amount	Market Value
Banking 0.4%
HLSS Servicer Advance Receivables Trust, Series 2013-MM1, Class A, 0.35%, 09/15/14 (a)(b)	$3,777,778	$3,777,778

Finance-Automotive 0.5%
California Republic Auto Receivables Trust, Series 2014-1, Class A1, 0.25%, 04/15/15 (c)	1,388,618	1,388,618
TCF Auto Receivables Owner Trust, Series 2014-1, Class A1, 0.26%, 07/15/15 (d)	5,000,000	5,000,000

		6,388,618

Finance-Equipment 1.0%
Ascentium Equipment Receivables LLC, Series 2014-1, Class A1, 0.45%, 03/10/15 (d)	2,694,472	2,694,471
Great America Leasing Receivables, Series 2014-1, Class A1, 0.25%, 03/15/15 (d)	7,646,749	7,646,749

		10,341,220

Finance-Retail 0.5%
Fosse Master Issuer PLC, Series 2014-1, Class A1, 0.28%, 04/18/15 (a)(d)	5,000,000	5,000,000

Total Asset-Backed Securities (cost $25,507,616)		25,507,616

Certificates of Deposit 5.4%

	Principal Amount	Market Value
Banking 4.4%
Bank of Montreal 0.33%, 07/10/15 (a)	13,000,000	13,000,000
0.22%, 09/17/14 (a)	10,000,000	10,000,000
BNP Paribas SA, 0.23%, 10/07/14	4,000,000	4,000,000
Credit Suisse, Zurich, 0.23%, 08/19/14	14,000,000	14,000,000
Toronto Dominion Bank, 0.30%, 01/27/15	5,000,000	5,000,000

		46,000,000

Commercial Banks 1.0%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.15%, 08/21/14	10,000,000	10,000,000

Total Certificates of Deposit (cost $56,000,000)		56,000,000

Commercial Paper 56.9%

	Principal Amount	Market Value
Banking 3.3%
Bedford Row Funding Corp. 0.32%, 09/26/14 (d)	20,000,000	19,990,045
0.30%, 06/01/15 (d)	5,000,000	4,987,333
HSBC USA, Inc., 0.24%, 09/05/14	4,500,000	4,498,950
PNC Bank, N.A. 0.31%, 01/13/15	3,000,000	3,000,000
0.31%, 01/16/15	2,000,000	2,000,000

		34,476,328

Consumer Products 5.0%
Unilever N.V. 0.23%, 08/05/14	20,000,000	19,999,478
0.26%, 08/14/14	12,500,000	12,498,828
0.26%, 09/03/14	20,000,000	19,995,240

		52,493,546

Electric Power 0.8%
Electricite de France SA, 0.15%, 09/29/14 (d)	8,000,000	7,998,033

Finance-Automotive 2.4%
Toyota Motor Credit Corp. 0.20%, 11/20/14 (a)	15,000,000	15,000,000
0.16%, 12/08/14	10,000,000	9,994,267

		24,994,267

Finance-Commercial 17.3%
Alpine Securitization Corp. 0.21%, 09/09/14 (d)	5,000,000	4,998,862
0.23%, 11/06/14 (d)	25,000,000	24,984,507
Atlantic Asset Securitization LLC, 0.22%, 10/15/14 (d)	29,000,000	28,986,708
Ciesco LLC 0.17%, 08/13/14 (d)	3,000,000	2,999,830
0.17%, 08/14/14 (d)	2,000,000	1,999,877
0.21%, 09/08/14 (d)	17,000,000	16,996,232
0.22%, 11/03/14 (d)	4,000,000	3,997,702
0.21%, 11/04/14 (d)	8,000,000	7,995,567
Fairway Finance Co. LLC 0.20%, 11/21/14 (a)(d)	21,000,000	21,000,000
0.00%, 02/04/15 (a)	22,100,000	22,100,000
General Electric Capital Corp. 0.16%, 10/06/14	20,000,000	19,994,133
0.18%, 12/08/14	10,000,000	9,993,550
Sheffield Receivables Corp. 0.19%, 08/08/14 (d)	2,700,000	2,699,900
0.19%, 08/13/14 (d)	1,000,000	999,937
0.19%, 09/18/14 (d)	10,000,000	9,997,467

		179,744,272

Finance-Retail 17.5%
Barton Capital LLC 0.19%, 08/12/14 (d)	20,000,000	19,998,839
0.19%, 08/13/14 (d)	2,800,000	2,799,823
0.21%, 09/08/14 (a)(d)	10,000,000	10,000,000
CAFCO LLC 0.17%, 08/04/14 (d)	25,000,000	24,999,646
0.17%, 08/05/14 (d)	15,000,000	14,999,717
0.16%, 09/03/14 (d)	10,000,000	9,998,533
Chariot Funding LLC 0.21%, 12/15/14 (d)	12,500,000	12,490,083
0.28%, 12/22/14 (d)	5,000,000	4,994,439
0.25%, 03/03/15 (d)	10,000,000	9,985,139
Jupiter Securitization Co. LLC 0.22%, 10/01/10 (d)	35,000,000	34,986,953
0.21%, 09/12/14 (d)	3,000,000	2,999,265
0.28%, 10/16/14 (d)	4,000,000	3,997,635
0.26%, 02/05/15 (d)	10,000,000	9,986,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Retail (continued)
Salisbury Receivables Co. LLC 0.18%, 09/04/14 (d)	$10,000,000	$9,998,300
0.18%, 10/16/14 (d)	9,600,000	9,596,251

		181,831,045

Oil & Oil Finance 1.8%
BP Capital Markets PLC, 0.09%, 08/18/14 (d)	15,000,000	14,999,363
ConocoPhillips Qatar Funding Ltd., 0.13%, 09/24/14 (d)	4,290,000	4,289,163

		19,288,526

Sovereign 8.8%
Caisse des Depots et Consignations (CDC) 0.17%, 09/25/14 (d)	38,500,000	38,490,001
0.18%, 11/05/14 (d)	1,000,000	999,520
Erste Abwicklungsanstalt 0.15%, 08/28/14 (d)	24,000,000	23,997,300
0.16%, 10/14/14 (d)	21,000,000	20,993,093
0.18%, 11/10/14 (d)	5,000,000	4,997,475
Ontario, Province of Canada, 0.09%, 09/02/14	2,015,000	2,014,839

		91,492,228

Total Commercial Paper (cost $592,318,245)		592,318,245

Corporate Bonds 7.1%

	Principal Amount	Market Value
Banking 2.8%
Barclays Bank PLC, 2.00%, 08/15/14	4,000,000	4,002,649
PNC Bank, N.A., 0.47%, 08/10/14	10,000,000	10,000,000
Wells Fargo Bank, N.A., 0.37%, 07/22/15 (a)	15,000,000	15,000,000

		29,002,649

Finance-Automotive 1.0%
BMW US Capital LLC, 0.35%, 07/17/15 (a)	10,000,000	10,000,000

Finance-Commercial 1.4%
General Electric Capital Corp. 0.49%, 09/15/14 (a)	4,702,000	4,703,593
4.75%, 09/15/14	980,000	985,376
3.75%, 11/14/14	3,300,000	3,332,783
0.61%, 01/09/15 (a)	905,000	906,535
4.88%, 03/04/15	380,000	390,177
1.26%, 07/02/15 (a)	400,000	403,821
1.63%, 07/02/15	4,000,000	4,046,447
0.61%, 07/10/15 (a)	250,000	250,912

		15,019,644

Insurance 1.1%
Metropolitan Life Global Funding I, 2.00%, 01/09/15 (d)	7,000,000	7,050,549
New York Life Global Funding 0.27%, 09/19/14 (a)(d)	945,000	945,051
1.30%, 01/12/15 (d)	2,875,000	2,887,731

		10,883,331

Oil & Oil Finance 0.4%
Total Capital SA, 2.88%, 03/18/15	4,210,000	4,275,018

Sovereign 0.4%
Erste Abwicklungsanstalt, 0.53%, 10/15/14 (a)	2,000,000	2,001,251
Ontario, Province of Canada, 0.38%, 04/01/15	2,550,000	2,552,723

		4,553,974

Total Corporate Bonds (cost $73,734,616)		73,734,616

Municipal Bonds 8.5%

	Principal Amount	Market Value
California 6.8%
BlackRock Investment Quality Municipal Trust, Inc., RB, 0.16%, 08/01/14 (a)(d)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, RB, 0.16%, 08/01/14 (a)(d)	38,405,000	38,405,000

		70,505,000

Illinois 1.7%
Illinois State, GO, 0.19%, 08/01/14 (a)(d)	18,040,000	18,040,000

Total Municipal Bonds (cost $88,545,000)		88,545,000

Mutual Funds 7.8%

	Shares	Market Value
Asset Management 7.8%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.02% (e)	57,000,000	57,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.03% (e)	23,974,915	23,974,915

Total Mutual Funds (cost $80,974,915)		80,974,915

U.S. Treasury Bill 1.0%

	Principal Amount	Market Value
U.S. Treasury Bill, 0.11%, 08/14/14	$10,350,000	10,349,589

Total U.S. Treasury Bill (cost $10,349,589)		10,349,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Money Market Fund

Repurchase Agreement 13.0%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.09%, dated 07/31/14, due 08/01/14, repurchase price $135,546,878, collateralized by U.S. Government Agency Securities ranging from 2.42% - 5.00%, maturing 08/01/26 - 11/01/42; total market value $138,608,855.	$135,513,000	$135,513,000

Total Repurchase Agreement (cost $135,513,000)		135,513,000

Total Investments (cost $1,062,942,981) (f) — 102.1%		1,062,942,981
Liabilities in excess of other assets — (2.1)%		(21,477,622)

NET ASSETS — 100.0%		$1,041,465,359

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. This security was deemed Illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $3,778,777 which represents 0.36% of net assets.
(c)	Illiquid security.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $570,997,512 which represents 54.83% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2014.
(f)	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,062,942,981, tax unrealized appreciation and depreciation were $0 and $0, respectively.

GO	General Obligation
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
RB	Revenue Bond
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Money Market Fund

In In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$25,507,616	$—	$25,507,616
Certificates of Deposit	—	56,000,000	—	56,000,000
Commercial Paper	—	592,318,245	—	592,318,245
Corporate Bonds	—	73,734,616	—	73,734,616
Municipal Bonds	—	88,545,000	—	88,545,000
Mutual Funds	80,974,915	—	—	80,974,915
Repurchase Agreement	—	135,513,000	—	135,513,000
U.S. Treasury Bill	—	10,349,589	—	10,349,589

Total	$80,974,915	$981,968,066	$—	$1,062,942,981

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

Common Stocks 11.3%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 9.4%
Acadia Realty Trust	4,166	$117,606
Activia Properties, Inc.	25	222,391
Alexandria Real Estate Equities, Inc.	9,363	735,932
American Campus Communities, Inc.	13,287	517,130
Apartment Investment & Management Co., Class A	17,876	611,002
Artis Real Estate Investment Trust	5,600	79,864
Ascendas Real Estate Investment Trust	294,000	548,561
Ashford Hospitality Prime, Inc.	1,582	26,340
Ashford Hospitality Trust, Inc.	7,913	91,079
Associated Estates Realty Corp.	4,262	75,310
AvalonBay Communities, Inc.	14,388	2,130,575
Befimmo SCA Sicafi	1,060	82,992
Beni Stabili SpA	73,041	59,303
Big Yellow Group PLC	7,184	60,687
BioMed Realty Trust, Inc.	25,010	537,715
Boardwalk Real Estate Investment Trust	3,000	178,567
Boston Properties, Inc.	18,793	2,244,824
Brandywine Realty Trust	25,270	392,949
British Land Co. PLC (The)	129,437	1,531,344
BWP Trust	18,008	42,640
Calloway Real Estate Investment Trust	9,400	226,304
Cambridge Industrial Trust	32,641	18,660
Camden Property Trust	10,278	743,716
Canadian Apartment Properties REIT	5,200	109,690
Canadian Real Estate Investment Trust	3,900	163,712
CapitaCommercial Trust	289,000	385,409
Capital Property Fund *	170,531	183,683
CapitaMall Trust	338,000	532,546
CBL & Associates Properties, Inc.	22,512	420,974
Cedar Realty Trust, Inc.	11,852	74,668
CFS Retail Property Trust Group	285,031	571,284
Champion REIT	95,000	44,133
Charter Hall Retail REIT	26,426	97,873
Chartwell Retirement Residences	7,100	70,326
Cofinimmo	2,004	248,649
Columbia Property Trust, Inc.	13,525	345,023
CommonWealth REIT	12,753	342,546
Corio NV	13,078	694,788
Corporate Office Properties Trust	13,293	377,122
Cousins Properties, Inc.	20,989	259,844
CubeSmart	15,364	279,778
Daiwa Office Investment Corp.	27	135,794
DCT Industrial Trust, Inc.	38,778	303,632
DDR Corp.	35,142	616,391
Derwent London PLC	9,470	426,470
Dexus Property Group	755,346	829,907
DiamondRock Hospitality Co.	21,689	265,907
Digital Realty Trust, Inc.	16,079	1,035,327
Douglas Emmett, Inc.	14,931	425,384
Duke Realty Corp.	43,631	784,922
DuPont Fabros Technology, Inc.	7,388	202,505
EastGroup Properties, Inc.	3,537	220,567
Education Realty Trust, Inc.	11,640	122,918
Equity Lifestyle Properties, Inc.	8,056	356,800
Equity One, Inc.	8,726	202,618
Equity Residential	39,900	2,579,535
Essex Property Trust, Inc.	7,012	1,329,265
Eurocommercial Properties NV CVA-NL	4,720	235,823
Extra Space Storage, Inc.	13,180	681,801
Federal Realty Investment Trust	7,341	896,336
FelCor Lodging Trust, Inc.	12,468	130,540
First Industrial Realty Trust, Inc.	13,834	249,704
First Potomac Realty Trust	5,002	65,976
Fonciere des Regions	5,972	599,168
Fountainhead Property Trust	132,152	98,587
Franklin Street Properties Corp.	6,802	82,576
Frasers Commercial Trust	12,000	13,494
Frontier Real Estate Investment Corp.	50	274,969
Fukuoka REIT Corp.	35	63,445
Gecina SA	3,586	512,112
General Growth Properties, Inc.	63,413	1,481,962
Glimcher Realty Trust	20,024	215,058
Goodman Group	186,135	912,519
Goodman Property Trust	73,599	67,524
GPT Group (The)	189,331	712,823
Great Portland Estates PLC	50,827	546,463
Growthpoint Properties Ltd.	221,941	513,637
H&R Real Estate Investment Trust	17,980	381,416
Hammerson PLC	91,432	924,553
HCP, Inc.	55,523	2,305,870
Health Care REIT, Inc.	36,774	2,339,930
Healthcare Realty Trust, Inc.	11,626	287,162
Hersha Hospitality Trust	23,541	155,606
Highwoods Properties, Inc.	10,692	449,812
Home Properties, Inc.	5,975	393,095
Hospitality Properties Trust	19,075	544,973
Host Hotels & Resorts, Inc.	92,315	2,006,928
Inland Real Estate Corp.	3,592	37,141
Intu Properties PLC	89,414	494,169
Investa Office Fund	87,505	288,046
Is Gayrimenkul Yatirim Ortakligi AS	11,626	7,642
Japan Excellent, Inc.	122	163,069
Japan Prime Realty Investment Corp.	87	300,989
Japan Real Estate Investment Corp.	151	848,762
Japan Retail Fund Investment Corp.	287	632,432
Kenedix Realty Investment Corp.	38	206,361
Kilroy Realty Corp.	10,025	619,946
Kimco Realty Corp.	49,098	1,098,813
Kite Realty Group Trust	12,378	75,506
Kiwi Income Property Trust	61,358	61,245
KLCCP Stapled Group	14,900	29,926
Klepierre	10,102	477,889
Land Securities Group PLC	97,976	1,718,919
LaSalle Hotel Properties	13,324	463,542
Liberty Property Trust	19,134	672,943
Link REIT (The)	262,000	1,486,471
LTC Properties, Inc.	6,580	252,211
Macerich Co. (The)	17,127	1,113,426
Mack-Cali Realty Corp.	10,340	218,174
Mapletree Logistics Trust	134,000	125,996
Mercialys SA	1,999	47,420
Mid-America Apartment Communities, Inc.	9,109	636,901
Mori Hills REIT Investment Corp.	125	182,888
MORI TRUST Sogo Reit, Inc.	115	196,510
Nippon Building Fund, Inc.	178	999,333
Nomura Real Estate Office Fund, Inc.	43	203,327
Orix JREIT, Inc.	223	306,737
Parkway Properties, Inc.	7,537	156,242
Pebblebrook Hotel Trust	7,028	255,819
Pennsylvania Real Estate Investment Trust	10,036	192,992
Piedmont Office Realty Trust, Inc., Class A	14,272	277,590
Post Properties, Inc.	6,126	332,029
Premier Investment Corp.	16	64,830
Prologis, Inc.	60,893	2,485,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
PS Business Parks, Inc.	1,230	$101,475
Public Storage	17,019	2,920,631
Ramco-Gershenson Properties Trust	7,583	125,878
Regency Centers Corp.	11,923	648,134
RioCan Real Estate Investment Trust	20,200	501,688
Rouse Properties, Inc.	5,476	92,818
SA Corporate Real Estate Fund	334,984	131,207
Scentre Group *	615,747	1,945,526
Segro PLC	91,294	549,892
Senior Housing Properties Trust	22,486	514,030
Shaftesbury PLC	24,237	276,004
Simon Property Group, Inc.	37,146	6,247,586
SL Green Realty Corp.	11,796	1,271,609
Sovran Self Storage, Inc.	3,326	255,171
Starhill Global REIT	13,000	8,584
Strategic Hotels & Resorts, Inc. *	28,264	322,492
Sun Communities, Inc.	6,056	318,727
Sunstone Hotel Investors, Inc.	25,168	357,134
Suntec Real Estate Investment Trust	314,000	449,947
Sycom Property Fund	2,648	6,915
Tanger Factory Outlet Centers, Inc.	9,911	343,416
Taubman Centers, Inc.	7,708	567,000
Tokyu REIT, Inc.	105	142,479
Top REIT, Inc.	10	43,966
UDR, Inc.	29,809	866,846
Unibail-Rodamco SE	11,943	3,205,930
United Urban Investment Corp.	304	488,182
Universal Health Realty Income Trust	3,195	134,382
Vastned Retail NV	3,099	157,952
Ventas, Inc.	36,407	2,311,845
Vornado Realty Trust	20,931	2,219,105
Washington Prime Group, Inc. *	19,275	364,105
Washington Real Estate Investment Trust	6,967	188,945
Weingarten Realty Investors	14,778	486,344
Wereldhave NV	1,969	175,256
Westfield Corp.	228,602	1,589,050
Workspace Group PLC	6,101	63,089

		92,583,962

Real Estate Management & Development 1.9%
Aeon Mall Co., Ltd.	14,830	347,519
Atrium European Real Estate Ltd. *	8,053	44,967
Ayala Land, Inc.	679,800	483,749
BR Malls Participacoes SA	62,000	535,625
Brookfield Asset Management, Inc., Class A	69,200	3,086,979
Buwog AG *	6,585	126,791
CA Immobilien Anlagen AG *	7,932	158,435
Capital & Counties Properties PLC	88,651	478,710
CapitaLand Ltd.	337,000	928,670
Castellum AB	23,796	399,283
Central Pattana PCL	158,900	234,068
Daibiru Corp.	14,700	162,212
Echo Investment SA *	18,995	38,168
Fabege AB	20,886	285,719
First Capital Realty, Inc.	5,400	93,454
Forest City Enterprises, Inc., Class A *	18,558	355,757
Global Logistic Properties Ltd.	395,000	879,337
Grainger PLC	32,930	119,269
GuocoLand Ltd.	11,000	18,693
Hang Lung Group Ltd.	83,000	445,112
Hang Lung Properties Ltd.	266,000	821,503
Heiwa Real Estate Co., Ltd.	9,300	146,625
Hongkong Land Holdings Ltd.	137,000	918,548
Hulic Co., Ltd.	38,200	449,905
Hysan Development Co., Ltd.	62,342	298,419
Immofinanz AG *	131,707	417,097
Kerry Properties Ltd.	70,000	255,504
Kungsleden AB	17,608	123,559
Mitsui Fudosan Co., Ltd.	108,000	3,566,572
NTT Urban Development Corp.	19,600	213,533
PSP Swiss Property AG REG *	4,276	378,027
Robinsons Land Corp.	78,000	40,436
SM Prime Holdings, Inc.	894,875	313,506
Swiss Prime Site AG REG *	6,323	501,764
Tokyu Fudosan Holdings Corp.	70,000	530,935
Wheelock & Co., Ltd.	107,000	539,518

		18,737,968

Total Common Stocks (cost $100,236,573)		111,321,930

U.S. Treasury Bonds 2.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 0.63%, 02/15/43 (a)	$1,751,000	1,663,219
0.75%, 02/15/42 (a)	1,764,000	1,765,510
1.38%, 02/15/44 (a)	687,000	778,957
1.75%, 01/15/28 (a)	1,191,000	1,559,363
2.00%, 01/15/26 (a)	1,524,000	2,147,814
2.13%, 02/15/40 (a)	1,156,000	1,630,841
2.13%, 02/15/41 (a)	1,830,000	2,568,895
2.38%, 01/15/25 (a)	2,135,000	3,253,263
2.38%, 01/15/27 (a)	1,254,000	1,813,321
2.50%, 01/15/29 (a)	1,078,000	1,510,095
3.38%, 04/15/32 (a)	382,000	740,541
3.63%, 04/15/28 (a)	1,278,000	2,640,216
3.88%, 04/15/29 (a)	1,485,000	3,143,924

Total U.S. Treasury Bonds (cost $24,013,808)		25,215,959

U.S. Treasury Notes 5.4%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes 0.13%, 04/15/16 (a)(b)	2,925,000	3,219,035
0.13%, 04/15/17 (a)	3,388,000	3,641,222
0.13%, 04/15/18 (a)	3,816,000	4,021,775
0.13%, 04/15/19 (a)	1,374,000	1,424,638
0.13%, 01/15/22 (a)(b)	3,151,000	3,317,709
0.13%, 07/15/22 (a)	3,129,000	3,243,557
0.13%, 01/15/23 (a)	3,129,000	3,201,252
0.38%, 07/15/23 (a)	3,129,000	3,249,162
0.63%, 07/15/21 (a)	2,735,300	3,021,175
0.63%, 01/15/24 (a)	3,129,000	3,293,949
1.13%, 01/15/21 (a)(b)	2,799,000	3,272,772
1.25%, 07/15/20 (a)(b)	2,472,000	2,932,138
1.38%, 07/15/18 (a)(b)	1,143,000	1,364,827
1.38%, 01/15/20 (a)	1,448,000	1,732,639
1.63%, 01/15/18 (a)	1,252,000	1,536,374
1.88%, 07/15/15 (a)	1,295,000	1,635,117
1.88%, 07/15/19 (a)	1,160,000	1,441,295
2.00%, 01/15/16 (a)	1,296,000	1,626,969
2.13%, 01/15/19 (a)	1,126,000	1,391,743
2.38%, 01/15/17 (a)	1,315,000	1,681,684
2.50%, 07/15/16 (a)	1,524,000	1,933,003

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes (continued)
2.63%, 07/15/17 (a)	$1,067,000	$1,357,757

Total U.S. Treasury Notes (cost $53,301,440)		53,539,792

Commodity-Linked Notes 4.9%

	Principal Amount	Market Value
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 03/31/15 (indexed to the Dow Jones-UBS Roll Select Commodity Total Return Index) (c)(d)(e)	30,016,000	27,015,750
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 03/27/15 (indexed to the Dow Jones-UBS Roll Select Commodity Total Return Index) (c)(d)(e)	8,350,000	7,612,165
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 04/06/15 (indexed to the Dow Jones-UBS Roll Select Commodity Total Return Index) (c)(d)(e)	16,080,000	13,874,778

Total Commodity-Linked Notes (cost $54,446,000)		48,502,693

Mutual Fund 11.3%

	Shares	Market Value
Money Market Fund 11.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (f)	111,360,693	111,360,693

Total Mutual Fund (cost $111,360,693)		111,360,693

Total Investments (cost $343,358,514) (g) — 35.4%		349,941,067
Other assets in excess of liabilities — 64.6%		638,169,929

NET ASSETS — 100.0%		$988,110,996

*	Denotes a non-income producing security.
(a)	Principal amounts are not adjusted for inflation.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(d)	Security is linked to the Dow Jones-UBS Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $48,502,693 which represents 4.91% of net assets.
(f)	Represents 7-day effective yield as of July 31, 2014.
(g)	At July 31, 2014, the tax basis cost of the Fund’s investments was $343,568,895, tax unrealized appreciation and depreciation were $13,426,162 and $(7,053,990), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
LIBOR	London Interbank Offered Rate
Ltd.	Limited
NA	National Association
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

At July 31, 2014, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2014[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Federal Republic of Brazil	1.00%	$3,600,000	1.112%	12/20/17	$(9,375)	$244
Bank of America Corp.	Republic of Colombia	1.00	100,000	0.541	06/20/17	(1,260)	2,693
Credit Suisse International	Republic of Colombia	1.00	100,000	0.470	12/20/16	(2,188)	3,570
Credit Suisse International	Republic of Panama	1.00	100,000	0.392	09/20/16	(41)	1,461
Credit Suisse International	Republic of Peru	1.00	5,000,000	0.776	12/20/18	(94,697)	148,249
Credit Suisse International	Republic of Turkey	1.00	100,000	0.994	09/20/16	(1,773)	1,902
Credit Suisse International	Republic of Turkey	1.00	1,800,000	0.994	09/20/16	(78,529)	80,841
Credit Suisse International	Republic of Turkey	1.00	15,700,000	1.696	03/20/19	(865,891)	405,156
Credit Suisse International	Republic of Venezuela	5.00	100,000	10.296	09/20/16	(7,270)	(2,180)
Credit Suisse International	Republic of Venezuela	5.00	1,200,000	10.296	09/20/16	(214,200)	100,806
Credit Suisse International	Republic of Venezuela	5.00	100,000	10.304	12/20/16	(8,542)	(1,877)
Credit Suisse International	Republic of Venezuela	5.00	200,000	10.310	03/20/17	(10,814)	(11,866)
Credit Suisse International	Russia Foreign Bond	1.00	5,900,000	2.285	03/20/19	(222,729)	(95,742)
Deutsche Bank AG	Federal Republic of Brazil	1.00	1,100,000	0.727	09/20/16	(7,230)	14,934
Deutsche Bank AG	Federal Republic of Brazil	1.00	100,000	0.727	09/20/16	(307)	1,008
Deutsche Bank AG	Federal Republic of Brazil	1.00	4,100,000	0.974	06/20/17	(63,766)	71,603
Deutsche Bank AG	Republic of Panama	1.00	800,000	0.392	09/20/16	(1,173)	12,532
Deutsche Bank AG	Republic of Peru	1.00	2,400,000	0.598	12/20/17	0	35,074
Deutsche Bank AG	Republic of Turkey	1.00	2,300,000	1.355	12/20/17	(46,275)	22,014
Deutsche Bank AG	Republic of Venezuela	5.00	3,600,000	10.315	06/20/17	(263,236)	(177,613)
Deutsche Bank AG	Republic of Venezuela	5.00	900,000	10.302	12/20/17	(66,257)	(58,688)
Deutsche Bank AG	Republic of Venezuela	5.00	14,100,000	10.235	03/20/19	(3,605,738)	1,172,188
Deutsche Bank AG	Russia Foreign Bond	1.00	600,000	2.029	12/20/17	(9,245)	(10,086)
Deutsche Bank AG	Russia Foreign Bond	1.00	14,700,000	2.227	12/20/18	(431,639)	(289,728)
Deutsche Bank AG	United Mexican States	1.00	3,900,000	0.468	06/20/17	(45,970)	110,091
UBS AG	Federal Republic of Brazil	1.00	300,000	0.907	03/20/17	(4,432)	5,514
UBS AG	Republic of Panama	1.00	100,000	0.392	09/20/16	(752)	2,172
UBS AG	Republic of Panama	1.00	500,000	0.482	03/20/17	(5,933)	13,330
UBS AG	Republic of Panama	1.00	1,900,000	0.515	06/20/17	(24,490)	53,168
UBS AG	Republic of Turkey	1.00	100,000	0.994	09/20/16	(2,034)	2,163

						$(6,095,786)	$1,612,933

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2014[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 21	5.00%	$92,800,000	2.654%	06/20/19	$9,290,215	$5,207
Markit CDX North America High Yield Index Series 20	5.00	142,790,000	3.416	06/20/19	9,629,815	747,955

					$18,920,030	$753,162

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2014, the Fund has $1,750,000 segregated as collateral with Credit Suisse International for open credit default swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

Total return swap

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/ Paid	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$107,567,248	07/06/15	$0	$2,074,992

					$0	$2,074,992

At July 31, 2014, the Fund has $3,870,000 segregated as collateral with Deutsche Bank AG for open credit default and total return swap contracts.

At July 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
67	Australian 10 Year Bond Future	09/15/14	$7,527,242	$194,712
67	Canadian 10 Year Bond Future	09/19/14	8,412,253	129,786
1,127	EURO-BOBL Future	09/08/14	193,724,365	1,489,469
45	Japan 10 Year Bond Treasury Future	09/10/14	63,835,124	408,627
75	Long GILT Future	09/26/14	14,014,578	90,488

			$287,513,562	$2,313,082

BOBL	Bundesobligationen (Federal Republic of Germany)
GILT	Government Index-Linked Treasury

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$48,502,693	$—	$48,502,693
Common Stocks
Real Estate Investment Trusts (REITs)	62,314,791	30,269,171	—	92,583,962
Real Estate Management & Development	4,751,135	13,986,833	—	18,737,968

Total Common Stocks	$67,065,926	$44,256,004	$—	$111,321,930

Swap Contracts*	—	3,053,884	—	3,053,884
Futures Contracts	2,313,082	—	—	2,313,082
Mutual Fund	111,360,693	—	—	111,360,693
U.S. Treasury Bonds	—	25,215,959	—	25,215,959
U.S. Treasury Notes	—	53,539,792	—	53,539,792

Total Assets	$180,739,701	$174,568,332	$—	$355,308,033

Liabilities:
Swap Contracts*	—	(4,708,583)	—	(4,708,583)

Total Liabilities	$—	$(4,708,583)	$—	$(4,708,583)

Total	$180,739,701	$169,859,749	$—	$350,599,450

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, financial futures contracts, {and} forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

Options

The Fund purchased and wrote call and put options, respectively, on foreign indices, and entered into closing transactions with respect to such options to terminate an existing position. Such call and put options are purchased to replicate the performance of an index. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position will reflect, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund include American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

At July 31, 2014, the Fund had no open options contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the six months ended July 31, 2014. Swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the swap.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take a long position to replicate performance of a particular security.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund)

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2014 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Upon entering into a swap contract, the Fund may be required to pledge to the counterparty an initial margin deposit of cash and/or other assets. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the centrally cleared swap contract, and are recognized by the Fund as unrealized gains or losses.

Total Return Swaps. The Fund entered into total return swap contracts to gain exposure to a market, index, or issuer without owning or taking physical custody of securities. The counterparty to a total return swap contract is a financial institution. The Fund’s total return swap contracts are structured in a manner in which the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in the particular indices. The Fund has segregated liquid assets to cover its obligations under the total return swap contracts.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts to gain exposure to certain currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

At July 31, 2014, the Fund had no open forward foreign currency contracts.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Assets:		Fair Value
Swap Contracts (a)
Credit risk	Swap contracts, at value	$978,892
Equity risk	Swap contracts, at value	2,074,992

Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	2,313,082

Total		$5,366,966

Liabilities:		Fair Value
Swap Contracts (a)
Credit risk	Swap contracts, at value	$(4,708,583)

Total		$(4,708,583)

(a)	Swap contracts are included in the table at value, with the exceptions of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 81.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund (formerly, Nationwide Alternatives Allocation Fund), Institutional Class (a)	270,527	$2,726,915

Total Alternative Assets (cost $2,662,607)		2,726,915

Equity Funds 26.0%
Nationwide International Index Fund, Institutional Class (a)	253,372	2,181,532
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	71,236	1,363,458
Nationwide S&P 500 Index Fund, Institutional Class (a)	183,507	2,726,915
Nationwide Small Cap Index Fund, Institutional Class (a)	54,105	818,074

Total Equity Funds (cost $6,573,016)		7,089,979

Fixed Income Funds 40.0%
Nationwide Bond Index Fund, Institutional Class (a)	658,178	7,378,178
Nationwide Inflation-Protected Securities Fund, Institutional Class *(a)	364,336	3,544,990

Total Fixed Income Funds (cost $10,872,568)		10,923,168

Money Market Fund 5.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,363,458	1,363,458

Total Money Market Fund (cost $1,363,458)		1,363,458

Total Mutual Funds (cost $21,471,649)		22,103,520

Exchange Traded Funds 18.6%

	Shares	Market Value
Fixed Income Funds 18.6%
iShares 1-3 Year Credit Bond ETF	20,386	2,148,073
iShares iBoxx $ High Yield Corporate Bond ETF	5,720	528,757
iShares Intermediate Credit Bond ETF	21,964	2,408,352

Total Exchange Traded Funds (cost $5,050,881)		5,085,182

Total Investments (cost $26,522,530) (c) — 99.6%		27,188,702
Other assets in excess of liabilities — 0.4%		103,955

NET ASSETS — 100.0%		$27,292,657

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2014.
(c)	At July 31, 2014, the tax basis cost of the Fund’s investments was $26,767,637, tax unrealized appreciation and depreciation were $444,992 and $(23,927), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.2%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	101,575	$12,237,756
General Dynamics Corp.	49,299	5,756,644
Honeywell International, Inc.	118,547	10,886,171
L-3 Communications Holdings, Inc.	13,040	1,368,678
Lockheed Martin Corp.	40,364	6,739,577
Northrop Grumman Corp.	32,421	3,996,537
Precision Castparts Corp.	21,911	5,013,237
Raytheon Co.	47,348	4,297,778
Rockwell Collins, Inc.	20,491	1,501,376
Textron, Inc.	42,261	1,537,033
United Technologies Corp.	127,677	13,425,236

		66,760,023

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	22,467	1,515,624
Expeditors International of Washington, Inc.	29,882	1,290,305
FedEx Corp.	42,044	6,175,423
United Parcel Service, Inc., Class B	106,718	10,361,250

		19,342,602

Airlines 0.3%
Delta Air Lines, Inc.	128,331	4,807,279
Southwest Airlines Co.	104,746	2,962,217

		7,769,496

Auto Components 0.4%
BorgWarner, Inc.	34,584	2,152,854
Delphi Automotive PLC	41,837	2,794,712
Goodyear Tire & Rubber Co. (The)	41,719	1,050,067
Johnson Controls, Inc.	100,517	4,748,423

		10,746,056

Automobiles 0.7%
Ford Motor Co.	598,577	10,187,780
General Motors Co.	199,051	6,731,905
Harley-Davidson, Inc.	33,061	2,043,831

		18,963,516

Banks 5.9%
Bank of America Corp.	1,592,119	24,279,815
BB&T Corp.	108,733	4,025,296
Citigroup, Inc.	459,895	22,493,464
Comerica, Inc.	27,455	1,379,888
Fifth Third Bancorp	128,680	2,635,366
Huntington Bancshares, Inc.	125,351	1,230,947
JPMorgan Chase & Co.	572,990	33,044,333
KeyCorp	133,732	1,810,731
M&T Bank Corp.	19,892	2,416,878
PNC Financial Services Group, Inc. (The)	80,485	6,644,842
Regions Financial Corp.	208,783	2,117,060
SunTrust Banks, Inc.	80,590	3,066,450
U.S. Bancorp	274,777	11,548,877
Wells Fargo & Co.	725,651	36,935,636
Zions Bancorporation	27,999	806,931

		154,436,514

Beverages 2.0%
Brown-Forman Corp., Class B	24,521	2,124,745
Coca-Cola Co. (The)	572,241	22,483,349
Coca-Cola Enterprises, Inc.	35,401	1,608,975
Constellation Brands, Inc., Class A *	25,530	2,125,628
Dr Pepper Snapple Group, Inc.	29,743	1,747,699
Molson Coors Brewing Co., Class B	24,030	1,622,746
Monster Beverage Corp. *	20,462	1,308,749
PepsiCo, Inc.	229,515	20,220,271

		53,242,162

Biotechnology 2.7%
Alexion Pharmaceuticals, Inc. *	29,936	4,759,524
Amgen, Inc.	114,600	14,598,894
Biogen Idec, Inc. *	35,907	12,006,942
Celgene Corp. *	122,372	10,664,720
Gilead Sciences, Inc. *	232,485	21,284,002
Regeneron Pharmaceuticals, Inc. *	12,060	3,813,613
Vertex Pharmaceuticals, Inc. *	35,731	3,176,843

		70,304,538

Building Products 0.1%
Allegion PLC	13,585	698,677
Masco Corp.	53,978	1,122,742

		1,821,419

Capital Markets 2.2%
Affiliated Managers Group, Inc. *	8,366	1,666,926
Ameriprise Financial, Inc.	28,727	3,435,749
Bank of New York Mellon Corp. (The)	172,603	6,738,421
BlackRock, Inc.	18,934	5,769,758
Charles Schwab Corp. (The)	177,227	4,918,049
E*TRADE Financial Corp. *	43,653	917,586
Franklin Resources, Inc.	60,854	3,295,244
Goldman Sachs Group, Inc. (The)	62,965	10,884,760
Invesco Ltd.	65,457	2,463,147
Legg Mason, Inc.	15,561	738,369
Morgan Stanley	211,849	6,851,197
Northern Trust Corp.	33,629	2,249,444
State Street Corp.	65,193	4,592,195
T. Rowe Price Group, Inc.	39,755	3,087,373

		57,608,218

Chemicals 2.5%
Air Products & Chemicals, Inc.	32,123	4,238,630
Airgas, Inc.	10,105	1,080,426
CF Industries Holdings, Inc.	7,876	1,971,678
Dow Chemical Co. (The)	182,299	9,310,010
E.I. du Pont de Nemours & Co.	139,042	8,941,791
Eastman Chemical Co.	22,747	1,792,009
Ecolab, Inc.	40,888	4,437,574
FMC Corp.	20,136	1,313,270
International Flavors & Fragrances, Inc.	12,306	1,242,783

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	63,069	$6,701,081
Monsanto Co.	79,346	8,973,239
Mosaic Co. (The)	48,976	2,258,283
PPG Industries, Inc.	20,924	4,150,485
Praxair, Inc.	44,343	5,682,112
Sherwin-Williams Co. (The)	12,825	2,644,900
Sigma-Aldrich Corp.	18,009	1,808,464

		66,546,735

Commercial Services & Supplies 0.5%
ADT Corp. (The) (a)	26,380	918,024
Cintas Corp.	15,255	954,963
Iron Mountain, Inc.	25,816	865,094
Pitney Bowes, Inc.	30,678	830,147
Republic Services, Inc.	40,464	1,534,799
Stericycle, Inc. *	12,840	1,510,626
Tyco International Ltd.	69,797	3,011,741
Waste Management, Inc.	65,458	2,938,410

		12,563,804

Communications Equipment 1.7%
Cisco Systems, Inc.	775,598	19,568,337
F5 Networks, Inc. *	11,464	1,290,732
Harris Corp.	16,105	1,099,488
Juniper Networks, Inc. *	71,652	1,686,688
Motorola Solutions, Inc.	34,225	2,179,448
QUALCOMM, Inc.	255,528	18,832,414

		44,657,107

Construction & Engineering 0.1%
Fluor Corp.	24,094	1,755,730
Jacobs Engineering Group, Inc. *	19,989	1,015,641
Quanta Services, Inc. *	32,988	1,104,768

		3,876,139

Construction Materials 0.1%
Martin Marietta Materials, Inc. (a)	9,196	1,142,419
Vulcan Materials Co.	19,773	1,248,270

		2,390,689

Consumer Finance 0.9%
American Express Co.	137,818	12,127,984
Capital One Financial Corp.	86,516	6,881,483
Discover Financial Services	70,595	4,310,531
Navient Corp.	64,001	1,100,817

		24,420,815

Containers & Packaging 0.2%
Avery Dennison Corp.	14,435	681,476
Ball Corp.	21,107	1,293,015
Bemis Co., Inc.	15,268	595,605
MeadWestvaco Corp.	25,414	1,062,305
Owens-Illinois, Inc. *	24,950	778,190
Sealed Air Corp.	29,366	943,236

		5,353,827

Distributors 0.1%
Genuine Parts Co.	23,234	1,924,240

Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	659	451,909
H&R Block, Inc.	41,502	1,333,460

		1,785,369

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B *	272,589	34,190,838
CME Group, Inc.	47,763	3,531,596
Intercontinental Exchange, Inc.	17,416	3,347,704
Leucadia National Corp.	47,916	1,184,004
McGraw Hill Financial, Inc.	41,189	3,304,182
Moody’s Corp.	28,450	2,475,150
NASDAQ OMX Group, Inc. (The)	17,832	752,332

		48,785,806

Diversified Telecommunication Services 2.5%
AT&T, Inc.	785,736	27,964,344
CenturyLink, Inc.	86,715	3,402,697
Frontier Communications Corp. (a)	151,406	991,709
Verizon Communications, Inc.	626,951	31,610,869
Windstream Holdings, Inc. (a)	91,049	1,043,422

		65,013,041

Electric Utilities 1.7%
American Electric Power Co., Inc.	73,861	3,840,033
Duke Energy Corp.	107,051	7,721,589
Edison International	49,294	2,701,311
Entergy Corp.	27,134	1,976,169
Exelon Corp.	129,961	4,039,188
FirstEnergy Corp.	63,519	1,982,428
NextEra Energy, Inc.	66,010	6,197,679
Northeast Utilities	47,799	2,098,376
Pepco Holdings, Inc.	37,958	1,019,172
Pinnacle West Capital Corp.	16,693	892,909
PPL Corp.	95,592	3,153,580
Southern Co. (The)	134,828	5,836,704
Xcel Energy, Inc.	75,937	2,338,860

		43,797,998

Electrical Equipment 0.6%
AMETEK, Inc.	37,103	1,806,545
Eaton Corp. PLC	72,149	4,900,360
Emerson Electric Co. (b)	106,218	6,760,776
Rockwell Automation, Inc.	20,960	2,340,393

		15,808,074

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	23,791	2,287,980
Corning, Inc.	198,017	3,891,034
FLIR Systems, Inc.	21,388	711,793
Jabil Circuit, Inc.	28,003	558,940
TE Connectivity Ltd.	61,830	3,826,659

		11,276,406

Energy Equipment & Services 2.0%
Baker Hughes, Inc.	65,982	4,537,582
Cameron International Corp. *	30,885	2,190,055
Diamond Offshore Drilling, Inc. (a)	10,381	485,727
Ensco PLC, Class A	35,349	1,790,427
FMC Technologies, Inc. *	35,579	2,163,203
Halliburton Co.	127,864	8,821,337
Helmerich & Payne, Inc.	16,356	1,737,989
Nabors Industries Ltd.	39,558	1,074,395
National Oilwell Varco, Inc.	64,935	5,262,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Noble Corp. PLC	38,473	$1,206,898
Rowan Cos. PLC, Class A	18,801	573,807
Schlumberger Ltd.	197,140	21,368,005
Transocean Ltd. (a)	51,475	2,076,502

		53,288,259

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	66,343	7,797,956
CVS Caremark Corp.	177,026	13,517,706
Kroger Co. (The)	77,148	3,778,709
Safeway, Inc.	34,879	1,201,930
Sysco Corp.	88,453	3,156,888
Walgreen Co.	132,904	9,139,808
Wal-Mart Stores, Inc.	244,009	17,954,182
Whole Foods Market, Inc.	55,651	2,126,981

		58,674,160

Food Products 1.6%
Archer-Daniels-Midland Co.	99,088	4,597,683
Campbell Soup Co.	27,079	1,126,215
ConAgra Foods, Inc.	63,705	1,919,432
General Mills, Inc.	93,036	4,665,755
Hershey Co. (The)	22,605	1,992,631
Hormel Foods Corp.	20,296	918,597
J.M. Smucker Co. (The)	15,681	1,562,455
Kellogg Co.	38,596	2,309,199
Keurig Green Mountain, Inc.	19,218	2,292,323
Kraft Foods Group, Inc.	90,099	4,827,955
McCormick & Co., Inc., Non-Voting Shares	19,778	1,300,997
Mead Johnson Nutrition Co.	30,577	2,795,961
Mondelez International, Inc., Class A	256,095	9,219,420
Tyson Foods, Inc., Class A	41,619	1,548,643

		41,077,266

Gas Utilities 0.0% †
AGL Resources, Inc.	18,019	930,501

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	227,399	9,578,046
Baxter International, Inc.	82,125	6,133,916
Becton, Dickinson and Co.	29,235	3,398,276
Boston Scientific Corp. *	200,104	2,557,329
C.R. Bard, Inc.	11,545	1,722,860
CareFusion Corp. *	31,422	1,375,969
Covidien PLC	68,243	5,903,702
DENTSPLY International, Inc.	21,383	992,599
Edwards Lifesciences Corp. *	15,972	1,441,473
Intuitive Surgical, Inc. *	5,810	2,658,366
Medtronic, Inc.	151,221	9,336,385
St. Jude Medical, Inc.	43,004	2,803,431
Stryker Corp.	44,746	3,569,388
Varian Medical Systems, Inc. *	15,715	1,290,987
Zimmer Holdings, Inc.	25,408	2,542,579

		55,305,306

Health Care Providers & Services 2.1%
Aetna, Inc.	54,111	4,195,226
AmerisourceBergen Corp.	34,192	2,629,707
Cardinal Health, Inc.	51,507	3,690,476
Cigna Corp.	40,674	3,662,287
DaVita HealthCare Partners, Inc. *	26,890	1,894,132
Express Scripts Holding Co. *	117,020	8,150,443
Humana, Inc.	23,419	2,755,245
Laboratory Corp of America Holdings *	12,863	1,333,764
McKesson Corp.	34,900	6,695,914
Patterson Cos., Inc.	12,416	484,348
Quest Diagnostics, Inc.	21,847	1,334,852
Tenet Healthcare Corp. *	14,788	780,363
UnitedHealth Group, Inc.	148,355	12,024,173
WellPoint, Inc.	42,343	4,649,685

		54,280,615

Health Care Technology 0.1%
Cerner Corp.*	44,684	2,466,557

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	66,346	2,403,052
Chipotle Mexican Grill, Inc. *	4,703	3,162,768
Darden Restaurants, Inc.	19,940	932,195
Marriott International, Inc., Class A	33,244	2,151,219
McDonald’s Corp.	149,632	14,149,202
Starbucks Corp.	113,981	8,854,044
Starwood Hotels & Resorts Worldwide, Inc.	29,045	2,231,818
Wyndham Worldwide Corp.	19,253	1,454,564
Wynn Resorts Ltd.	12,255	2,612,766
Yum! Brands, Inc.	66,817	4,637,100

		42,588,728

Household Durables 0.4%
D.R. Horton, Inc.	43,254	895,358
Garmin Ltd.	18,542	1,020,552
Harman International Industries, Inc.	10,292	1,117,196
Leggett & Platt, Inc.	21,029	689,751
Lennar Corp., Class A	26,513	960,566
Mohawk Industries, Inc. *	9,248	1,153,873
Newell Rubbermaid, Inc.	41,892	1,360,652
PulteGroup, Inc.	51,491	908,816
Whirlpool Corp.	11,756	1,676,876

		9,783,640

Household Products 1.8%
Clorox Co. (The)	19,468	1,691,185
Colgate-Palmolive Co.	131,635	8,345,659
Kimberly-Clark Corp.	57,047	5,925,472
Procter & Gamble Co. (The)	409,671	31,675,762

		47,638,078

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	99,800	1,458,078
NRG Energy, Inc.	51,006	1,579,146

		3,037,224

Industrial Conglomerates 2.3%
3M Co.	94,108	13,258,876
Danaher Corp.	91,060	6,727,513
General Electric Co.	1,518,180	38,182,227
Roper Industries, Inc.	15,095	2,174,737

		60,343,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services 3.4%
Accenture PLC, Class A	95,849	$7,598,909
Alliance Data Systems Corp. *	8,201	2,151,040
Automatic Data Processing, Inc.	72,967	5,932,947
Cognizant Technology Solutions Corp., Class A *	92,082	4,516,622
Computer Sciences Corp.	21,969	1,370,646
Fidelity National Information Services, Inc.	43,573	2,457,517
Fiserv, Inc. *	37,733	2,326,994
International Business Machines Corp.	144,055	27,611,022
MasterCard, Inc., Class A	152,134	11,280,736
Paychex, Inc.	48,989	2,009,039
Teradata Corp. *	23,875	1,006,570
Total System Services, Inc.	25,082	802,624
Visa, Inc., Class A	76,112	16,060,393
Western Union Co. (The)	81,592	1,425,412
Xerox Corp.	165,389	2,193,058

		88,743,529

Insurance 2.8%
ACE Ltd.	51,111	5,116,211
Aflac, Inc.	68,699	4,104,078
Allstate Corp. (The)	65,707	3,840,574
American International Group, Inc.	219,029	11,385,127
Aon PLC	44,890	3,786,920
Assurant, Inc.	10,850	687,456
Chubb Corp. (The)	37,018	3,209,831
Cincinnati Financial Corp.	22,194	1,021,368
Genworth Financial, Inc., Class A *	75,028	982,867
Hartford Financial Services Group, Inc. (The)	68,031	2,323,939
Lincoln National Corp.	39,895	2,090,099
Loews Corp.	46,139	1,943,836
Marsh & McLennan Cos., Inc.	83,174	4,222,744
MetLife, Inc.	170,383	8,962,146
Principal Financial Group, Inc.	41,433	2,058,392
Progressive Corp. (The)	82,365	1,930,636
Prudential Financial, Inc.	69,927	6,081,551
Torchmark Corp.	19,941	1,051,688
Travelers Cos., Inc. (The)	52,608	4,711,573
Unum Group	38,971	1,337,874
XL Group PLC	41,104	1,325,193

		72,174,103

Internet & Catalog Retail 1.3%
Amazon.com, Inc. *	56,428	17,661,400
Expedia, Inc.	15,504	1,231,328
Netflix, Inc. *	9,072	3,834,916
Priceline Group, Inc. (The) *	7,937	9,861,325
TripAdvisor, Inc. *	16,828	1,595,967

		34,184,936

Internet Software & Services 3.2%
Akamai Technologies, Inc. *	26,919	1,588,759
eBay, Inc. *	172,693	9,118,191
Facebook, Inc., Class A *	260,303	18,911,013
Google, Inc., Class A *	42,888	24,855,740
Google, Inc., Class C *	42,888	24,514,781
VeriSign, Inc. *	18,707	1,011,113
Yahoo!, Inc. *	141,708	5,074,564

		85,074,161

Leisure Products 0.1%
Hasbro, Inc.	17,463	872,451
Mattel, Inc.	51,312	1,817,728

		2,690,179

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	50,424	2,828,282
PerkinElmer, Inc.	17,100	790,362
Thermo Fisher Scientific, Inc.	60,385	7,336,778
Waters Corp. *	12,844	1,328,583

		12,284,005

Machinery 1.6%
Caterpillar, Inc.	94,512	9,522,084
Cummins, Inc.	25,892	3,609,086
Deere & Co.	55,079	4,687,774
Dover Corp.	25,207	2,161,752
Flowserve Corp.	20,745	1,535,960
Illinois Tool Works, Inc.	57,469	4,733,722
Ingersoll-Rand PLC	38,003	2,234,196
Joy Global, Inc.	15,089	894,174
PACCAR, Inc.	53,672	3,342,155
Pall Corp.	16,553	1,282,361
Parker Hannifin Corp.	22,534	2,590,283
Pentair PLC	29,478	1,888,656
Snap-on, Inc.	8,807	1,058,601
Stanley Black & Decker, Inc.	23,606	2,064,345
Xylem, Inc.	27,851	982,862

		42,588,011

Media 3.6%
Cablevision Systems Corp., Class A (a)	32,692	628,340
CBS Corp. Non-Voting Shares, Class B	73,781	4,192,974
Comcast Corp., Class A	393,586	21,147,376
DIRECTV *	70,941	6,104,473
Discovery Communications, Inc., Class A *	33,013	2,813,038
Gannett Co., Inc.	34,276	1,121,511
Interpublic Group of Cos., Inc. (The)	63,946	1,260,376
News Corp., Class A *	75,379	1,330,439
Omnicom Group, Inc.	39,101	2,736,679
Scripps Networks Interactive, Inc., Class A	16,229	1,337,432
Time Warner Cable, Inc.	42,169	6,118,722
Time Warner, Inc.	133,553	11,087,570
Twenty-First Century Fox, Inc., Class A	289,889	9,183,683
Viacom, Inc., Class B	59,219	4,895,635
Walt Disney Co. (The)	243,854	20,942,181

		94,900,429

Metals & Mining 0.5%
Alcoa, Inc.	177,354	2,906,832

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining (continued)
Allegheny Technologies, Inc.	16,341	$615,239
Freeport-McMoRan, Inc.	157,209	5,851,319
Newmont Mining Corp.	75,395	1,878,090
Nucor Corp.	48,179	2,419,549

		13,671,029

Multiline Retail 0.7%
Dollar General Corp. *	45,890	2,534,505
Dollar Tree, Inc. *	31,281	1,703,876
Family Dollar Stores, Inc.	14,474	1,081,931
Kohl’s Corp.	29,503	1,579,591
Macy’s, Inc.	54,570	3,153,600
Nordstrom, Inc.	21,283	1,473,422
Target Corp.	95,880	5,713,489

		17,240,414

Multi-Utilities 1.1%
Ameren Corp.	36,716	1,411,730
CenterPoint Energy, Inc.	64,986	1,580,460
CMS Energy Corp.	40,736	1,178,493
Consolidated Edison, Inc.	44,310	2,485,348
Dominion Resources, Inc.	88,030	5,954,349
DTE Energy Co.	26,775	1,976,531
Integrys Energy Group, Inc.	12,106	793,669
NiSource, Inc.	47,622	1,794,397
PG&E Corp.	70,324	3,141,373
Public Service Enterprise Group, Inc.	76,549	2,692,228
SCANA Corp.	21,399	1,088,781
Sempra Energy	34,500	3,439,995
TECO Energy, Inc.	31,010	541,435
Wisconsin Energy Corp. (a)	34,068	1,484,683

		29,563,472

Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	76,449	8,168,576
Apache Corp.	58,397	5,995,036
Cabot Oil & Gas Corp.	63,178	2,081,715
Chesapeake Energy Corp.	76,595	2,019,810
Chevron Corp.	288,207	37,247,873
Cimarex Energy Co.	13,163	1,829,920
ConocoPhillips	185,857	15,333,202
CONSOL Energy, Inc.	34,766	1,349,616
Denbury Resources, Inc.	53,243	902,469
Devon Energy Corp.	58,027	4,381,038
EOG Resources, Inc.	82,726	9,053,533
EQT Corp.	22,958	2,153,919
Exxon Mobil Corp.	650,189	64,329,700
Hess Corp.	39,960	3,955,241
Kinder Morgan, Inc.	101,119	3,638,262
Marathon Oil Corp.	102,360	3,966,450
Marathon Petroleum Corp.	43,700	3,648,076
Murphy Oil Corp.	25,538	1,586,676
Newfield Exploration Co. *	20,631	831,429
Noble Energy, Inc.	54,367	3,614,862
Occidental Petroleum Corp.	118,945	11,622,116
ONEOK, Inc.	31,442	2,025,808
Peabody Energy Corp.	41,068	623,002
Phillips 66	85,671	6,948,775
Pioneer Natural Resources Co.	21,650	4,794,609
QEP Resources, Inc.	27,203	899,059
Range Resources Corp.	25,513	1,928,528
Southwestern Energy Co. *	53,415	2,167,581
Spectra Energy Corp.	101,497	4,153,257
Tesoro Corp.	19,579	1,204,892
Valero Energy Corp.	80,757	4,102,456
Williams Cos., Inc. (The)	111,772	6,329,648

		222,887,134

Paper & Forest Products 0.1%
International Paper Co.	65,585	3,115,288

Personal Products 0.1%
Avon Products, Inc.	65,747	867,860
Estee Lauder Cos., Inc. (The), Class A	38,251	2,809,919

		3,677,779

Pharmaceuticals 6.0%
AbbVie, Inc.	240,708	12,598,657
Actavis PLC *	40,030	8,576,828
Allergan, Inc.	45,040	7,470,334
Bristol-Myers Squibb Co.	250,863	12,698,685
Eli Lilly & Co.	149,118	9,105,145
Hospira, Inc. *	25,268	1,401,616
Johnson & Johnson	428,321	42,870,649
Merck & Co., Inc.	442,461	25,105,237
Mylan, Inc. *	56,546	2,791,676
Perrigo Co. PLC	20,244	3,045,710
Pfizer, Inc.	965,703	27,715,676
Zoetis, Inc.	75,797	2,494,479

		155,874,692

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	5,604	616,608
Equifax, Inc.	18,473	1,405,610
Nielsen NV	45,853	2,114,282
Robert Half International, Inc.	20,826	1,013,185

		5,149,685

Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	59,896	5,653,584
Apartment Investment & Management Co., Class A	22,119	756,027
AvalonBay Communities, Inc.	18,432	2,729,411
Boston Properties, Inc.	23,154	2,765,745
Crown Castle International Corp.	50,511	3,746,906
Equity Residential	50,820	3,285,513
Essex Property Trust, Inc.	9,454	1,792,195
General Growth Properties, Inc.	78,860	1,842,958
HCP, Inc.	69,325	2,879,067
Health Care REIT, Inc.	46,216	2,940,724
Host Hotels & Resorts, Inc.	114,515	2,489,556
Kimco Realty Corp.	62,080	1,389,350
Macerich Co. (The)	21,272	1,382,893
Plum Creek Timber Co., Inc.	26,821	1,109,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Prologis, Inc.	75,607	$3,085,522
Public Storage	21,933	3,763,922
Simon Property Group, Inc.	47,035	7,910,817
Ventas, Inc.	44,359	2,816,797
Vornado Realty Trust	26,370	2,795,747
Weyerhaeuser Co.	79,701	2,496,235

		57,632,554

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	42,214	1,301,880

Road & Rail 1.0%
CSX Corp.	152,024	4,548,558
Kansas City Southern	16,685	1,819,666
Norfolk Southern Corp.	46,863	4,764,093
Ryder System, Inc.	8,027	691,365
Union Pacific Corp.	137,148	13,483,020

		25,306,702

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	47,427	1,551,811
Analog Devices, Inc.	47,528	2,358,815
Applied Materials, Inc.	184,233	3,861,524
Avago Technologies Ltd.	38,084	2,642,268
Broadcom Corp., Class A	84,092	3,217,360
First Solar, Inc. *	10,769	679,632
Intel Corp.	753,628	25,540,453
KLA-Tencor Corp.	25,115	1,795,471
Lam Research Corp.	24,549	1,718,430
Linear Technology Corp.	35,774	1,578,885
Microchip Technology, Inc. (a)	30,285	1,363,431
Micron Technology, Inc. *	162,000	4,949,100
NVIDIA Corp.	84,379	1,476,632
Texas Instruments, Inc.	163,392	7,556,880
Xilinx, Inc.	40,655	1,672,140

		61,962,832

Software 3.6%
Adobe Systems, Inc. *	70,082	4,843,367
Autodesk, Inc. *	34,464	1,838,655
CA, Inc.	48,284	1,394,442
Citrix Systems, Inc. *	24,785	1,678,688
Electronic Arts, Inc. *	47,569	1,598,319
Intuit, Inc.	42,957	3,521,185
Microsoft Corp.	1,138,106	49,120,655
Oracle Corp.	519,824	20,995,691
Red Hat, Inc. *	28,675	1,666,591
salesforce.com, Inc. *	85,492	4,637,941
Symantec Corp.	104,635	2,475,664

		93,771,198

Specialty Retail 2.0%
AutoNation, Inc. *	9,548	509,099
AutoZone, Inc. *	5,031	2,601,178
Bed Bath & Beyond, Inc. *	30,888	1,954,901
Best Buy Co., Inc.	41,653	1,238,344
CarMax, Inc. *	33,374	1,628,985
GameStop Corp., Class A (a)	17,348	728,096
Gap, Inc. (The)	39,368	1,579,050
Home Depot, Inc. (The)	207,136	16,746,946
L Brands, Inc.	37,095	2,150,397
Lowe’s Cos., Inc.	150,997	7,225,206
O’Reilly Automotive, Inc. *	16,034	2,405,100
PetSmart, Inc.	15,020	1,023,463
Ross Stores, Inc.	32,160	2,071,104
Staples, Inc.	97,692	1,132,250
Tiffany & Co.	16,783	1,638,189
TJX Cos., Inc. (The)	106,030	5,650,339
Tractor Supply Co.	20,966	1,303,456
Urban Outfitters, Inc. *	15,408	550,528

		52,136,631

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	912,921	87,247,860
EMC Corp.	309,897	9,079,982
Hewlett-Packard Co.	283,330	10,089,381
NetApp, Inc.	50,102	1,945,962
SanDisk Corp.	34,230	3,139,233
Seagate Technology PLC	49,442	2,897,301
Western Digital Corp.	31,695	3,164,112

		117,563,831

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	41,509	1,434,551
Fossil Group, Inc. *	7,231	708,638
Michael Kors Holdings Ltd. *	27,197	2,216,012
NIKE, Inc., Class B	111,681	8,613,955
PVH Corp.	12,440	1,370,639
Ralph Lauren Corp.	8,866	1,381,855
Under Armour, Inc., Class A *	24,490	1,634,707
VF Corp.	52,121	3,193,454

		20,553,811

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	72,002	702,019
People’s United Financial, Inc.	46,967	681,961

		1,383,980

Tobacco 1.4%
Altria Group, Inc.	300,713	12,208,948
Lorillard, Inc.	54,858	3,317,812
Philip Morris International, Inc.	238,141	19,529,943
Reynolds American, Inc.	47,078	2,629,306

		37,686,009

Trading Companies & Distributors 0.2%
Fastenal Co.	41,299	1,831,611
Veritiv Corp. *	1	35
W.W. Grainger, Inc.	9,230	2,170,434

		4,002,080

Total Common Stocks (cost $1,596,822,890)		2,595,728,635

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.0% †

	Shares	Market Value
Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)(d)	895,504	$895,504

Total Mutual Fund (cost $895,504)		895,504

Repurchase Agreement 0.3%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $8,269,773, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $8,438,584. (d)	$8,269,760	8,269,760

Total Repurchase Agreement (cost $8,269,760)		8,269,760

Total Investments (cost $1,605,988,154) (e) — 99.5%		2,604,893,899
Other assets in excess of liabilities — 0.5%		13,020,172

NET ASSETS — 100.0%		$2,617,914,071

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $8,952,761.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of July 31, 2014.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $9,165,264.
(e)	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,671,108,732, tax unrealized appreciation and depreciation were $974,034,066 and $(40,248,899), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
252	E-mini S&P 500	09/19/14	$24,252,480	$(241,111)

At July 31, 2014, the fund had $1,396,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,595,728,635	$—	$—	$2,595,728,635
Mutual Fund	895,504	—	—	895,504
Repurchase Agreement	—	8,269,760	—	8,269,760

Total Assets	$2,596,624,139	$8,269,760	$—	$2,604,893,899

Liabilities:
Futures Contracts	(241,111)	—	—	(241,111)

Total Liabilities	$(241,111)	$—	$—	$(241,111)

Total	$2,596,383,028	$8,269,760	$—	$2,604,652,788

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(241,111)

Total		$(241,111)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 10.4%

	Principal Amount	Market Value
Automobiles 4.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (a)	$700,000	$721,631
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	519,422	519,540
Ford Credit Auto Owner Trust, Series 2013-D, Class A3, 0.67%, 04/15/18	1,200,000	1,199,407
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15 (a)	330,959	331,134
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.56%, 05/15/15	68,131	68,133
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	358,355	359,806

		3,199,651

Other 6.0%
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	363,426	363,299
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	726,523	739,368
Consumers Funding LLC, Series 2001-1, Class A6, 5.76%, 10/20/16	337,716	350,727
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	879,826	947,561
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1, 2.12%, 02/01/16	172,754	174,223
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	434,979	455,660
PSE&G Transition Funding LLC, Series 2001-1, Class A8, 6.89%, 12/15/17	1,200,000	1,257,143

		4,287,981

Total Asset-Backed Securities (cost $7,633,409)		7,487,632

Collateralized Mortgage Obligations 11.7%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33 (a)	383,368	373,650
Federal Home Loan Mortgage Corp. REMICS Series 3728, Class EA, 3.50%, 09/15/20	95,639	96,722
Series 3755, Class AL, 1.50%, 11/15/20	199,475	200,960
Series 3645, Class EH, 3.00%, 12/15/20	99,851	103,490
Series 3852, Class EA, 4.50%, 12/15/21	180,611	192,048
Series 4060, Class EA, 1.75%, 06/15/22	767,073	768,594
Series 3627, Class QG, 4.00%, 07/15/23	78,050	79,671
Series 3501, Class AC, 4.00%, 08/15/23	91,889	95,825
Series 3585, Class LA, 3.50%, 10/15/24	298,165	312,802
Series 3609, Class LE, 3.00%, 12/15/24	169,608	175,614
Series 3718, Class BC, 2.00%, 02/15/25	238,201	241,849
Series 3721, Class PE, 3.50%, 09/15/40	393,892	413,517

Federal National Mortgage Association REMICS Series 2011-69, Class AC, 2.00%, 05/25/18	181,777	184,811
Series 2010-95, Class BK, 1.50%, 02/25/20	256,566	259,242
Series 2012-99, Class TC, 1.50%, 09/25/22	1,017,612	1,010,891
Series 2010-50, Class AD, 3.00%, 01/25/24	42,176	43,116
Series 2010-57, Class AQ, 3.00%, 08/25/24	13,501	13,801
Series 2012-93, Class DP, 1.50%, 09/25/27	753,938	748,435
Series 2012-100, Class WA, 1.50%, 09/25/27	784,214	754,108
Series 2010-66, Class QA, 4.50%, 08/25/39	145,391	153,355

Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	231,215	238,370
Series 2009-66, Class LG, 2.25%, 05/16/39	291,562	296,373
Series 2009-104, Class KE, 2.50%, 08/16/39	222,221	228,527
Series 2010-4, Class JC, 3.00%, 08/16/39	265,682	273,892
Series 2009-88, Class QE, 3.00%, 09/16/39	709,466	735,858
Series 2011-39, Class NE, 3.50%, 09/16/39	466,202	489,633

Total Collateralized Mortgage Obligations (cost $8,573,428)		8,485,154

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Commercial Mortgage Backed Securities 15.4%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	$400,000	$409,890
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A1, 1.56%, 12/15/47	253,035	254,259
Series 2011-C2, Class A2, 3.06%, 12/15/47	630,000	653,469
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	267,143	266,114
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	205,748	204,451
Commercial Mortgage Trust Series 2012-CR2, Class A2, 2.03%, 08/15/45	700,000	709,860
Series 2013-CR8, Class A1, 1.02%, 06/10/46	757,701	755,610
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	867,982	901,210
Federal National Mortgage Association-ACES Series 2012-M8, Class AB1, 1.36%, 05/25/22	178,634	174,693
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	115,000	114,848
Series 2012-M8, Class A1, 1.54%, 05/25/22	59,555	58,622
Series 2012-M9, Class AB1, 1.37%, 04/25/22	670,700	660,590
GS Mortgage Securities Corp. II Series 2011-GC5, Class A1, 1.47%, 08/10/44	198,309	199,251
Series 2012-GC6, Class A1, 1.28%, 01/10/45	143,808	144,545
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A3, 5.79%, 02/15/51	20,643	20,665
Series 2012-C6, Class A1, 1.03%, 05/15/45	57,369	57,490
Series 2012-C8, Class A1, 0.71%, 10/15/45	235,877	235,694
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.74%, 02/15/30	310,053	313,320
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.66%, 11/15/45	202,378	201,137
Series 2013-C11, Class A1, 1.31%, 08/15/46	2,022,239	2,025,901
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	175,021	174,994
Series 2012-C3, Class A1, 0.73%, 08/10/49	660,785	657,120
Series 2013-C5, Class A1, 0.78%, 03/10/46	374,613	372,482
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.24%, 10/15/44 (b)	333,140	345,602
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	621,725	618,795
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	202,963	203,572
Series 2012-C9, Class A1, 0.67%, 11/15/45	428,496	425,662

Total Commercial Mortgage Backed Securities (cost $11,274,120)		11,159,846

Corporate Bonds 44.7%

	Principal Amount	Market Value
Airlines 1.1%
Delta Air Lines Pass Through Trust, Series 2011-1, 5.30%, 04/15/19	731,881	805,069

Automobiles 2.2%
General Motors Co., 3.50%, 10/02/18	935,000	946,687
Nissan Motor Acceptance Corp., 0.78%, 03/03/17 (a)(b)	400,000	400,617
PACCAR Financial Corp., 1.05%, 06/05/15	250,000	251,584

		1,598,888

Banks 12.4%
Bank of America Corp., 1.27%, 01/15/19 (b)	1,350,000	1,370,233
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	445,000	456,892
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	1,485,000	1,501,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Banks (continued)
Citigroup, Inc., 2.25%, 08/07/15	$630,000	$639,843
1.75%, 05/01/18	500,000	494,120
JPMorgan Chase & Co., 3.15%, 07/05/16	1,000,000	1,040,745
PNC Bank NA, 1.30%, 10/03/16	950,000	956,926
Royal Bank of Canada, 0.76%, 03/15/19 (b)	900,000	903,715
Wells Fargo & Co., 1.50%, 01/16/18	750,000	743,547
Westpac Banking Corp., 0.95%, 01/12/16	815,000	818,830

		8,926,240

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 3.63%, 04/15/15	350,000	357,992

Chemicals 1.6%
Dow Chemical Co. (The), 2.50%, 02/15/16	1,000,000	1,025,327
Ecolab, Inc., 1.00%, 08/09/15	100,000	100,384

		1,125,711

Consumer Finance 3.6%
American Express Credit Corp., 1.75%, 06/12/15	590,000	596,681
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	940,000	953,945
2.75%, 05/15/15	1,000,000	1,016,432

		2,567,058

Containers & Packaging 1.5%
Ball Corp., 6.75%, 09/15/20	1,000,000	1,052,500

Diversified Financial Services 1.5%
General Electric Capital Corp., 0.83%, 12/11/15 (b)	295,000	296,729
2.30%, 04/27/17	750,000	770,934

		1,067,663

Diversified Telecommunication Services 2.6%
AT&T, Inc., 1.14%, 11/27/18 (b)	850,000	866,829
Verizon Communications, Inc., 1.00%, 06/17/19 (b)	1,000,000	1,015,507

		1,882,336

Food & Staples Retailing 1.0%
Walgreen Co., 1.80%, 09/15/17	750,000	754,436

Food Products 1.0%
WM Wrigley Jr Co., 1.40%, 10/21/16 (a)	750,000	754,928

Gas Utilities 2.4%
Enterprise Products Operating LLC, 1.25%, 08/13/15	275,000	276,487
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	885,000	896,370
5.63%, 02/15/15	325,000	333,578
3.50%, 03/01/16	235,000	244,147

		1,750,582

Household Durables 0.7%
Whirlpool Corp., 1.35%, 03/01/17	515,000	513,779

Insurance 1.1%
American International Group, Inc., 5.05%, 10/01/15	770,000	808,950

Media 2.1%
Time Warner Cable, Inc., 3.50%, 02/01/15	1,500,000	1,522,850

Metals & Mining 0.6%
Rio Tinto Finance USA PLC, 1.13%, 03/20/15	225,000	225,821
1.63%, 08/21/17	200,000	201,550

		427,371

Office Electronics 0.2%
Xerox Corp., 4.25%, 02/15/15	130,000	132,561

Oil, Gas & Consumable Fuels 2.5%
Petrobras Global Finance BV, 3.25%, 03/17/17	750,000	763,306
Petrohawk Energy Corp., 7.25%, 08/15/18	1,000,000	1,036,400

		1,799,706

Pharmaceuticals 3.8%
Merck & Co., Inc., 0.59%, 05/18/18 (b)	1,000,000	1,004,938
Mylan, Inc., 7.88%, 07/15/20 (a)	1,600,000	1,760,000

		2,764,938

Software 1.4%
Oracle Corp., 0.81%, 01/15/19 (b)	1,000,000	1,008,879

Technology Hardware, Storage & Peripherals 0.9%
Hewlett-Packard Co., 3.00%, 09/15/16	650,000	675,584

Total Corporate Bonds (cost $32,245,859)		$32,298,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

U.S. Government Mortgage Backed Agencies 10.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11723 5.50%, 07/01/20	$99,508	$107,240
Pool# J11719 4.00%, 02/01/25	188,565	200,454
Pool# J12604 4.00%, 07/01/25	503,654	535,407
Pool# G13908 4.00%, 10/01/25	127,492	135,530
Pool# J13543 3.50%, 11/01/25	236,839	249,245
Pool# J14965 3.50%, 04/01/26	157,375	165,619
Pool# J19197 3.00%, 05/01/27	1,003,744	1,035,670
Pool# G18437 3.00%, 06/01/27	1,062,876	1,096,683
Federal National Mortgage Association Pool
Pool# AB4251 2.50%, 01/01/22	276,245	281,468
Pool# MA0979 3.00%, 02/01/22	555,345	576,886
Pool# AE5487 3.50%, 10/01/25	196,847	207,658
Pool# 255894 5.00%, 10/01/25	186,191	205,203
Pool# AB2130 3.50%, 01/01/26	174,985	184,595
Pool# AB2518 4.00%, 03/01/26	268,467	285,561
Pool# AP4568 2.50%, 09/01/27	788,877	794,670
Pool# MA1174 3.00%, 09/01/27	256,126	264,620
Government National Mortgage Association I Pool Pool# 723371, 4.50%, 11/15/24	426,295	461,248
Government National Mortgage Association II Pool Pool# G2 5080, 4.00%, 06/20/26	376,146	400,595

Total U.S. Government Mortgage Backed Agencies (cost $7,209,302)		7,188,352

U.S. Treasury Note 4.8%

	Principal Amount	Market Value
U.S. Treasury Notes, 0.50%, 07/31/17	3,500,000	3,444,220

Total U.S. Treasury Note (cost $3,450,694)		3,444,220

Yankee Dollar 0.7%

	Principal Amount	Market Value
Road & Rail 0.7%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	491,579

Total Yankee Dollar (cost $481,555)		491,579

Total Investments (cost $70,868,367) (c) — 97.7%		70,554,804
Other assets in excess of liabilities — 2.3%		1,666,063

NET ASSETS — 100.0%		$72,220,867

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2014 was $5,243,170 which represents 7.26% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2014. The maturity date represents the actual maturity date.
(c)	At July 31, 2014, the tax basis cost of the Fund’s investments was $70,868,367, tax unrealized appreciation and depreciation were $280,695 and $(594,258), respectively.

ACES	Alternative Credit Enhancement Services
BV	Private Limited Liability Company
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

At July 31, 2014, 100% of the market value of the Fund was determined based on Level 2 inputs.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 96.6%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	18,290	$492,001
Aerovironment, Inc. *	8,844	278,498
American Science & Engineering, Inc.	3,594	225,703
Astronics Corp. *	7,244	420,152
Cubic Corp.	9,423	413,293
Curtiss-Wright Corp.	22,169	1,407,953
DigitalGlobe, Inc. *	34,956	914,099
Ducommun, Inc. *	5,082	140,517
Engility Holdings, Inc. *	8,023	277,275
Esterline Technologies Corp. *	14,649	1,590,149
GenCorp, Inc. *(a)	27,805	493,539
HEICO Corp.	30,670	1,507,737
KEYW Holding Corp. (The) *(a)	15,247	199,736
Kratos Defense & Security Solutions, Inc. *	20,874	152,380
LMI Aerospace, Inc. *	5,046	66,052
Moog, Inc., Class A *	20,474	1,351,694
National Presto Industries, Inc. (a)	2,220	142,302
Orbital Sciences Corp. *	27,917	716,629
SIFCO Industries, Inc.	1,008	28,214
Sparton Corp. *	4,755	131,428
Taser International, Inc. *	25,113	302,863
Teledyne Technologies, Inc. *	17,328	1,580,314

		12,832,528

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc. *	24,148	185,215
Atlas Air Worldwide Holdings, Inc. *	11,730	401,401
Echo Global Logistics, Inc. *	10,980	241,670
Forward Air Corp.	14,309	640,614
Hub Group, Inc., Class A *	16,886	779,795
Park-Ohio Holdings Corp.	4,019	238,568
UTi Worldwide, Inc. *	42,421	401,303
XPO Logistics, Inc. *(a)	24,244	748,897

		3,637,463

Airlines 0.3%
Allegiant Travel Co.	6,351	747,894
Hawaiian Holdings, Inc. *	21,008	292,642
JetBlue Airways Corp. *(a)	114,795	1,230,602
Republic Airways Holdings, Inc. *	23,114	229,753
SkyWest, Inc.	23,591	252,188

		2,753,079

Auto Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	31,405	577,538
Cooper Tire & Rubber Co.	29,394	849,193
Cooper-Standard Holding, Inc. *	6,242	387,004
Dana Holding Corp.	72,296	1,617,984
Dorman Products, Inc. *	12,466	540,775
Drew Industries, Inc.	10,869	489,105
Federal-Mogul Holdings Corp. *	13,171	209,946
Fox Factory Holding Corp. *	5,032	74,876
Fuel Systems Solutions, Inc. *	6,632	69,636
Gentherm, Inc. *	16,230	679,225
Modine Manufacturing Co. *	22,184	305,474
Motorcar Parts of America, Inc. *	6,852	152,526
Remy International, Inc.	6,538	145,013
Shiloh Industries, Inc. *	3,733	63,461
Spartan Motors, Inc.	15,855	68,176
Standard Motor Products, Inc.	9,099	328,019
Stoneridge, Inc. *	13,208	144,892
Strattec Security Corp.	1,528	96,004
Superior Industries International, Inc.	10,788	201,843
Tenneco, Inc. *	28,058	1,787,295
Tower International, Inc. *	9,487	298,841

		9,086,826

Automobiles 0.0%
Winnebago Industries, Inc. *	12,686	298,121

Banks 7.2%
1st Source Corp.	7,005	198,872
1st United Bancorp, Inc.	13,976	116,700
American National Bankshares, Inc.	3,700	79,587
Ameris Bancorp	11,789	257,472
Ames National Corp. (a)	4,016	89,918
Arrow Financial Corp.	4,981	126,517
Banc of California, Inc.	12,352	146,618
BancFirst Corp.	3,252	198,047
Banco Latinoamericano de Comercio Exterior SA, Class E	13,613	404,170
Bancorp, Inc. *	15,695	149,102
BancorpSouth, Inc.	44,510	928,924
Bank of Kentucky Financial Corp. (The)	3,002	103,719
Bank of Marin Bancorp	2,734	122,538
Bank of the Ozarks, Inc.	36,650	1,127,720
Banner Corp.	9,085	365,580
BBCN Bancorp, Inc.	36,699	551,219
BNC Bancorp (a)	8,907	147,678
Boston Private Financial Holdings, Inc.	36,901	460,524
Bridge Bancorp, Inc.	5,316	127,052
Bridge Capital Holdings *	4,629	98,737
Bryn Mawr Bank Corp.	6,468	190,806
Camden National Corp.	3,490	123,651
Capital Bank Financial Corp., Class A *	11,020	251,036
Capital City Bank Group, Inc.	5,178	69,541
Cardinal Financial Corp.	14,973	264,423
Cascade Bancorp *	14,454	78,341
Cathay General Bancorp	36,699	939,127
Centerstate Banks, Inc.	16,066	167,408
Central Pacific Financial Corp.	7,979	142,824
Century Bancorp, Inc., Class A	1,602	56,102
Chemical Financial Corp.	14,744	406,934
Citizens & Northern Corp.	5,859	111,262
City Holding Co.	7,302	304,128
CNB Financial Corp.	6,815	112,652
CoBiz Financial, Inc.	16,783	189,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Columbia Banking System, Inc.	24,245	$618,005
Community Bank System, Inc.	18,721	659,541
Community Trust Bancorp, Inc.	7,268	254,307
CommunityOne Bancorp *	4,936	45,461
ConnectOne Bancorp, Inc.	10,297	195,643
CU Bancorp *	4,398	81,627
Customers Bancorp, Inc. *	11,718	222,173
CVB Financial Corp.	48,587	742,895
Eagle Bancorp, Inc. *	10,503	349,855
Enterprise Bancorp, Inc.	3,466	67,968
Enterprise Financial Services Corp.	9,174	160,086
Fidelity Southern Corp.	7,352	101,825
Financial Institutions, Inc.	6,445	143,079
First Bancorp, Inc.	4,593	75,371
First Bancorp, North Carolina	9,229	148,402
First BanCorp, Puerto Rico *	47,597	244,649
First Busey Corp.	33,853	187,884
First Business Financial Services, Inc.	1,684	73,456
First Citizens BancShares, Inc., Class A	3,448	766,663
First Commonwealth Financial Corp.	43,954	376,246
First Community Bancshares, Inc.	7,729	113,694
First Connecticut Bancorp, Inc.	7,708	114,695
First Financial Bancorp	26,540	433,664
First Financial Bankshares, Inc.	29,612	870,001
First Financial Corp.	5,360	164,338
First Interstate BancSystem, Inc.	8,291	216,395
First Merchants Corp.	16,620	331,237
First Midwest Bancorp, Inc.	34,731	562,642
First NBC Bank Holding Co. *	6,779	215,504
First of Long Island Corp. (The)	3,785	133,156
FirstMerit Corp.	76,366	1,344,042
Flushing Financial Corp.	13,912	258,485
FNB Corp.	76,289	938,355
German American Bancorp, Inc.	6,020	155,617
Glacier Bancorp, Inc.	34,261	907,231
Great Southern Bancorp, Inc.	4,804	149,789
Guaranty Bancorp	6,841	88,933
Hampton Roads Bankshares, Inc. *	15,979	26,365
Hancock Holding Co.	37,879	1,228,795
Hanmi Financial Corp.	14,666	309,746
Heartland Financial USA, Inc.	7,079	168,693
Heritage Commerce Corp.	9,764	78,112
Heritage Financial Corp.	13,462	214,180
Heritage Oaks Bancorp *	10,191	72,764
Home BancShares, Inc.	24,875	747,742
HomeTrust Bancshares, Inc. *	9,089	138,244
Horizon Bancorp	4,245	90,503
Hudson Valley Holding Corp.	7,021	122,095
IBERIABANK Corp.	14,452	948,196
Independent Bank Corp.	19,961	522,813
Independent Bank Group, Inc.	4,164	199,914
International Bancshares Corp.	25,045	634,891
Investors Bancorp, Inc.	165,254	1,710,379
Lakeland Bancorp, Inc.	17,791	178,622
Lakeland Financial Corp.	7,615	277,110
Macatawa Bank Corp.	11,294	53,082
MainSource Financial Group, Inc.	9,611	156,948
MB Financial, Inc.	25,538	687,994
Mercantile Bank Corp.	7,455	142,540
Merchants Bancshares, Inc.	2,469	71,749
Metro Bancorp, Inc. *	6,676	153,214
MidSouth Bancorp, Inc.	3,918	76,401
MidWestOne Financial Group, Inc.	3,289	77,291
National Bank Holdings Corp., Class A	19,242	381,184
National Bankshares, Inc.	3,258	94,906
National Penn Bancshares, Inc.	54,197	558,229
NBT Bancorp, Inc.	20,099	469,714
NewBridge Bancorp *	14,933	111,848
Northrim BanCorp, Inc.	3,193	78,228
OFG Bancorp	20,948	334,330
Old Line Bancshares, Inc. (a)	3,312	46,401
Old National Bancorp	49,002	655,647
OmniAmerican Bancorp, Inc.	5,388	133,137
Opus Bank *	2,224	66,053
Pacific Continental Corp.	8,424	113,219
Pacific Premier Bancorp, Inc. *	7,945	113,613
Palmetto Bancshares, Inc.	2,067	27,284
Park National Corp. (a)	5,786	435,917
Park Sterling Corp.	21,028	144,252
Peapack Gladstone Financial Corp.	5,760	106,560
Penns Woods Bancorp, Inc.	2,289	98,221
Peoples Bancorp, Inc.	5,138	119,870
Peoples Financial Services Corp. (a)	3,267	152,830
Pinnacle Financial Partners, Inc.	16,378	605,986
Preferred Bank, Los Angeles *	5,349	118,694
PrivateBancorp, Inc.	33,088	952,934
Prosperity Bancshares, Inc.	32,157	1,869,286
Renasant Corp.	14,515	412,226
Republic Bancorp, Inc., Class A	4,552	105,880
Republic First Bancorp, Inc. *(a)	13,611	59,888
S&T Bancorp, Inc.	13,696	333,224
Sandy Spring Bancorp, Inc.	11,694	273,757
Seacoast Banking Corp. of Florida *	8,455	87,509
ServisFirst Bancshares, Inc.	726	20,466
Sierra Bancorp	5,860	92,588
Simmons First National Corp., Class A	7,495	297,027
South State Corp.	11,080	643,859
Southside Bancshares, Inc. (a)	8,794	257,752
Southwest Bancorp, Inc.	9,210	142,018
Square 1 Financial, Inc., Class A *	2,458	46,849
State Bank Financial Corp.	14,985	247,402
Sterling Bancorp	38,931	463,279
Stock Yards Bancorp, Inc.	6,611	193,504
Stonegate Bank (a)	4,338	103,331
Suffolk Bancorp *	5,560	112,590
Sun Bancorp, Inc. *	19,081	71,745
Susquehanna Bancshares, Inc.	86,910	884,744
Talmer Bancorp, Inc., Class A *	8,505	113,882
Taylor Capital Group, Inc. *	8,225	175,357
Texas Capital Bancshares, Inc. *	19,889	1,035,222
Tompkins Financial Corp.	6,899	306,868
Towne Bank	13,104	193,677
TriCo Bancshares	7,523	168,290
TriState Capital Holdings, Inc. *	9,499	92,995
Trustmark Corp.	31,186	718,214
UMB Financial Corp.	17,315	980,548
Umpqua Holdings Corp.	76,868	1,300,607
Union Bankshares Corp.	21,197	506,184
United Bankshares, Inc.	31,675	1,016,134
United Community Banks, Inc.	22,956	379,922
Univest Corp. of Pennsylvania	7,633	144,416
Valley National Bancorp (a)	92,134	882,644
ViewPoint Financial Group, Inc.	18,370	461,822
Washington Trust Bancorp, Inc.	6,827	234,849
Webster Financial Corp.	41,644	1,193,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
WesBanco, Inc.	12,081	$360,980
West Bancorporation, Inc.	7,009	102,051
Westamerica Bancorporation (a)	12,185	582,687
Western Alliance Bancorp *	34,831	797,630
Wilshire Bancorp, Inc.	32,166	303,004
Wintrust Financial Corp.	21,442	993,408
Yadkin Financial Corp. *(a)	9,321	172,998

		56,666,513

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A *(a)	3,849	848,320
Coca-Cola Bottling Co. Consolidated	2,166	151,230
Craft Brew Alliance, Inc. *	4,892	54,888
National Beverage Corp. *	5,239	89,796

		1,144,234

Biotechnology 4.9%
ACADIA Pharmaceuticals, Inc. *(a)	36,292	735,639
Acceleron Pharma, Inc. *(a)	7,614	225,527
Achillion Pharmaceuticals, Inc. *(a)	44,985	308,147
Acorda Therapeutics, Inc. *	19,249	563,418
Actinium Pharmaceuticals, Inc. *	9,447	59,611
Adamas Pharmaceuticals, Inc. *	1,225	19,490
Aegerion Pharmaceuticals, Inc. *(a)	13,677	459,684
Agenus, Inc. *	28,617	94,436
Agios Pharmaceuticals, Inc. *(a)	6,288	253,406
Akebia Therapeutics, Inc. *(a)	3,603	79,770
Alder Biopharmaceuticals, Inc. *	3,664	61,885
AMAG Pharmaceuticals, Inc. *(a)	10,277	196,188
Anacor Pharmaceuticals, Inc. *	15,011	249,933
Applied Genetic Technologies Corp. *(a)	2,203	35,248
Arena Pharmaceuticals, Inc. *(a)	101,257	468,820
ARIAD Pharmaceuticals, Inc. *(a)	76,857	442,696
Array BioPharma, Inc. *	58,161	232,644
Arrowhead Research Corp. *(a)	23,891	302,221
Asterias Biotherapeutics, Inc. *	1,644	3,699
Auspex Pharmaceuticals, Inc. *	4,137	75,335
BioCryst Pharmaceuticals, Inc. *	32,208	403,244
BioSpecifics Technologies Corp. *	1,578	41,249
Biotime, Inc. *(a)	23,471	59,616
Bluebird Bio, Inc. *	9,985	333,499
Cara Therapeutics, Inc. *(a)	2,702	34,451
Celldex Therapeutics, Inc. *(a)	41,449	542,567
Cellular Dynamics International, Inc. *(a)	4,259	48,936
Cepheid *	32,095	1,208,056
ChemoCentryx, Inc. *(a)	12,377	68,074
Chimerix, Inc. *	12,454	282,955
Clovis Oncology, Inc. *	11,446	417,207
CTI BioPharma Corp. *(a)	61,954	160,461
Cytokinetics, Inc. *	16,164	68,374
Cytori Therapeutics, Inc. *(a)	30,415	62,351
CytRx Corp. *(a)	25,899	84,431
Dendreon Corp. *(a)	75,266	155,801
Dicerna Pharmaceuticals, Inc. *(a)	1,703	25,579
Durata Therapeutics, Inc. *(a)	7,189	92,451
Dyax Corp. *	62,409	587,893
Dynavax Technologies Corp. *	122,661	181,538
Eleven Biotherapeutics, Inc. *(a)	2,174	23,849
Emergent Biosolutions, Inc. *	13,455	296,010
Enanta Pharmaceuticals, Inc. *(a)	4,694	176,541
Epizyme, Inc. *(a)	5,894	184,600
Esperion Therapeutics, Inc. *(a)	2,074	29,720
Exact Sciences Corp. *(a)	38,185	596,068
Exelixis, Inc. *(a)	89,850	362,994
Five Prime Therapeutics, Inc. *(a)	7,858	94,296
Flexion Therapeutics, Inc. *	2,169	26,635
Foundation Medicine, Inc. *(a)	6,442	145,074
Galectin Therapeutics, Inc. *(a)	8,315	51,054
Galena Biopharma, Inc. *(a)	55,179	156,708
Genocea Biosciences, Inc. *	1,886	32,835
Genomic Health, Inc. *(a)	7,782	198,285
Geron Corp. *(a)	72,825	175,144
Halozyme Therapeutics, Inc. *(a)	47,806	465,630
Heron Therapeutics, Inc. *	9,985	87,768
Hyperion Therapeutics, Inc. *	6,257	142,472
Idenix Pharmaceuticals, Inc. *(a)	54,401	1,328,472
Idera Pharmaceuticals, Inc. *(a)	27,889	70,559
ImmunoGen, Inc. *(a)	39,828	429,346
Immunomedics, Inc. *(a)	37,944	122,939
Infinity Pharmaceuticals, Inc. *	22,478	204,325
Inovio Pharmaceuticals, Inc. *	27,746	280,235
Insmed, Inc. *	18,131	309,859
Insys Therapeutics, Inc. *(a)	4,635	125,284
InterMune, Inc. *	45,521	1,997,006
Intrexon Corp. *(a)	16,535	365,258
Ironwood Pharmaceuticals, Inc. *	55,009	814,133
Isis Pharmaceuticals, Inc. *(a)	54,201	1,679,689
Karyopharm Therapeutics, Inc. *(a)	6,178	214,315
Keryx Biopharmaceuticals, Inc. *(a)	42,105	633,680
Kindred Biosciences, Inc. *	5,011	76,368
KYTHERA Biopharmaceuticals, Inc. *(a)	8,038	269,916
Lexicon Pharmaceuticals, Inc. *(a)	105,695	155,372
Ligand Pharmaceuticals, Inc. *	9,512	467,705
MacroGenics, Inc. *	9,209	186,943
MannKind Corp. *(a)	105,117	878,778
Merrimack Pharmaceuticals, Inc. *(a)	45,686	270,004
MiMedx Group, Inc. *(a)	42,896	296,411
Mirati Therapeutics, Inc. *(a)	3,169	57,581
Momenta Pharmaceuticals, Inc. *	22,505	239,453
NanoViricides, Inc. *	18,124	73,583
Navidea Biopharmaceuticals, Inc. *(a)	69,122	91,932
NeoStem, Inc. *(a)	10,706	66,056
Neuralstem, Inc. *(a)	31,751	90,808
Neurocrine Biosciences, Inc. *	34,890	473,806
NewLink Genetics Corp. *(a)	9,157	193,945
Northwest Biotherapeutics, Inc. *(a)	16,551	109,237
Novavax, Inc. *(a)	108,789	471,056
NPS Pharmaceuticals, Inc. *	48,927	1,367,020
Ohr Pharmaceutical, Inc. *(a)	9,562	86,058
OncoMed Pharmaceuticals, Inc. *	5,796	125,136
Oncothyreon, Inc. *	31,830	86,896
Ophthotech Corp. *(a)	6,339	247,601
Opko Health, Inc. *(a)	90,733	800,265
Orexigen Therapeutics, Inc. *(a)	53,804	268,482
Organovo Holdings, Inc. *(a)	28,901	218,781
Osiris Therapeutics, Inc. *(a)	8,671	128,331
OvaScience, Inc. *(a)	6,764	66,355
PDL BioPharma, Inc. (a)	74,580	699,560
Peregrine Pharmaceuticals, Inc. *(a)	82,067	123,921
Portola Pharmaceuticals, Inc. *	16,903	424,941
Progenics Pharmaceuticals, Inc. *(a)	32,574	155,704
Prothena Corp. PLC *	11,987	208,094
PTC Therapeutics, Inc. *(a)	10,116	267,265
Puma Biotechnology, Inc. *	10,695	2,371,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Raptor Pharmaceutical Corp. *(a)	28,951	$249,268
Receptos, Inc. *	8,470	350,743
Regado Biosciences, Inc. *	6,877	20,494
Regulus Therapeutics, Inc. *(a)	6,165	39,394
Repligen Corp. *	14,688	308,007
Retrophin, Inc. *(a)	9,882	104,947
Rigel Pharmaceuticals, Inc. *	40,554	132,612
Sangamo BioSciences, Inc. *(a)	31,261	371,381
Sarepta Therapeutics, Inc. *	18,880	402,899
Spectrum Pharmaceuticals, Inc. *(a)	30,148	212,242
Stemline Therapeutics, Inc. *	5,289	67,752
Sunesis Pharmaceuticals, Inc. *(a)	22,810	150,090
Synageva BioPharma Corp. *	9,768	668,229
Synergy Pharmaceuticals, Inc. *(a)	43,099	157,311
Synta Pharmaceuticals Corp. *(a)	26,604	105,086
TESARO, Inc. *	8,901	255,993
TG Therapeutics, Inc. *	10,826	85,634
Threshold Pharmaceuticals, Inc. *(a)	23,997	101,027
Ultragenyx Pharmaceutical, Inc. *(a)	3,113	136,038
Vanda Pharmaceuticals, Inc. *(a)	15,822	232,583
Verastem, Inc. *(a)	9,527	70,405
Versartis, Inc. *(a)	3,149	64,240
Vital Therapies, Inc. *	2,372	54,319
Xencor, Inc. *	6,823	65,910
XOMA Corp. *	38,766	150,412
ZIOPHARM Oncology, Inc. *(a)	37,182	116,380

		38,335,368

Building Products 0.7%
AAON, Inc.	19,414	380,903
American Woodmark Corp. *	5,735	168,609
Apogee Enterprises, Inc.	13,497	437,977
Builders FirstSource, Inc. *	21,235	126,136
Continental Building Products, Inc. *	5,637	74,352
Gibraltar Industries, Inc. *	14,365	211,022
Griffon Corp.	18,538	199,654
Insteel Industries, Inc.	8,440	154,874
Masonite International Corp. *	13,673	670,114
NCI Building Systems, Inc. *	12,892	216,070
Norcraft Cos., Inc. *	3,500	49,350
Nortek, Inc. *	4,153	331,285
Patrick Industries, Inc. *	3,758	156,521
PGT, Inc. *	21,658	200,553
Ply Gem Holdings, Inc. *	10,089	84,041
Quanex Building Products Corp.	17,380	297,024
Simpson Manufacturing Co., Inc.	19,098	580,770
Trex Co., Inc. *	15,594	438,971
Universal Forest Products, Inc.	9,297	407,023

		5,185,249

Capital Markets 1.5%
Arlington Asset Investment Corp., Class A (a)	8,572	223,558
BGC Partners, Inc., Class A	79,933	625,875
Calamos Asset Management, Inc., Class A	7,967	94,489
CIFC Corp. (a)	2,612	22,306
Cohen & Steers, Inc. (a)	8,911	369,896
CorEnergy Infrastructure Trust, Inc.	14,117	112,512
Cowen Group, Inc., Class A *	52,604	210,416
Diamond Hill Investment Group, Inc.	1,318	168,414
Evercore Partners, Inc., Class A	15,243	831,658
FBR & Co. *	4,201	117,460
Financial Engines, Inc.	23,770	925,841
FXCM, Inc., Class A (a)	21,067	286,933
GAMCO Investors, Inc., Class A	2,902	222,380
GFI Group, Inc.	33,693	152,629
Greenhill & Co., Inc.	13,073	598,351
HFF, Inc., Class A	15,108	513,068
ICG Group, Inc. *	18,799	318,079
INTL. FCStone, Inc. *	6,823	133,731
Investment Technology Group, Inc. *	16,757	306,486
Janus Capital Group, Inc. (a)	69,238	788,621
KCG Holdings, Inc., Class A *	24,666	281,686
Ladenburg Thalmann Financial Services, Inc. *	45,921	143,733
Manning & Napier, Inc.	6,334	108,628
Marcus & Millichap, Inc. *	3,572	87,764
Moelis & Co. *	3,365	114,612
Oppenheimer Holdings, Inc., Class A	4,728	107,893
Piper Jaffray Cos. *	7,543	389,219
Pzena Investment Management, Inc., Class A	5,190	54,028
RCS Capital Corp., Class A	4,293	88,522
Safeguard Scientifics, Inc. *	9,637	191,294
Silvercrest Asset Management Group, Inc., Class A	2,631	42,412
Stifel Financial Corp. *	30,217	1,383,636
SWS Group, Inc. *	13,690	98,020
Virtus Investment Partners, Inc.	3,259	668,258
Walter Investment Management Corp. *(a)	17,512	482,981
Westwood Holdings Group, Inc.	3,313	178,273
WisdomTree Investments, Inc. *(a)	49,775	510,691

		11,954,353

Chemicals 2.3%
A. Schulman, Inc.	13,386	531,960
Advanced Emissions Solutions, Inc. *	10,111	216,274
American Vanguard Corp.	13,352	169,437
Axiall Corp.	32,249	1,381,225
Balchem Corp.	14,021	701,050
Calgon Carbon Corp. *	24,739	524,467
Chase Corp.	3,099	104,591
Chemtura Corp. *	44,369	1,032,023
Ferro Corp. *	33,365	418,397
Flotek Industries, Inc. *	24,780	714,903
FutureFuel Corp.	10,133	159,696
H.B. Fuller Co.	23,115	1,032,085
Hawkins, Inc.	4,656	159,468
Innophos Holdings, Inc.	10,084	609,376
Innospec, Inc.	11,159	448,703
Intrepid Potash, Inc. *(a)	25,858	382,957
KMG Chemicals, Inc.	4,154	69,663
Koppers Holdings, Inc.	9,487	341,817
Kraton Performance Polymers, Inc. *	15,235	313,993
Kronos Worldwide, Inc.	9,392	140,035
Landec Corp. *	12,263	149,731
LSB Industries, Inc. *	8,982	345,897
Marrone Bio Innovations, Inc. *(a)	5,954	55,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
Minerals Technologies, Inc.	15,878	$922,035
Olin Corp.	36,567	971,585
OM Group, Inc.	14,885	420,799
OMNOVA Solutions, Inc. *	22,287	179,856
PolyOne Corp.	43,339	1,644,715
Quaker Chemical Corp.	6,132	432,980
Rentech, Inc. *	94,146	204,297
Senomyx, Inc. *	19,697	138,962
Sensient Technologies Corp.	22,809	1,197,472
Stepan Co.	8,880	427,306
Taminco Corp. *	13,073	273,226
Trecora Resources *	9,285	111,606
Tredegar Corp.	11,516	225,023
Tronox Ltd., Class A	28,347	752,329
Zep, Inc.	10,712	167,000

		18,072,133

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	25,802	634,987
ACCO Brands Corp. *	53,098	351,509
ARC Document Solutions, Inc. *	18,704	101,937
Brady Corp., Class A	22,012	575,614
Brink’s Co. (The)	22,400	601,216
Casella Waste Systems, Inc., Class A *	18,184	85,828
CECO Environmental Corp.	9,418	127,896
Cenveo, Inc. *(a)	25,072	84,493
Civeo Corp. *	43,396	1,102,258
Deluxe Corp.	23,119	1,271,776
Ennis, Inc.	12,119	171,847
G&K Services, Inc., Class A	9,156	440,312
Healthcare Services Group, Inc.	32,265	843,407
Heritage-Crystal Clean, Inc. *	4,186	70,994
Herman Miller, Inc.	27,282	797,726
HNI Corp.	20,774	734,153
InnerWorkings, Inc. *	16,780	136,757
Interface, Inc.	30,525	483,821
Kimball International, Inc., Class B	15,634	246,548
Knoll, Inc.	22,481	377,906
McGrath RentCorp	11,984	414,047
Mobile Mini, Inc.	21,480	811,085
MSA Safety, Inc.	13,559	702,085
Multi-Color Corp.	5,740	225,984
NL Industries, Inc.	2,997	26,074
Performant Financial Corp. *	13,787	132,217
Quad/Graphics, Inc.	12,514	264,296
Quest Resource Holding Corp. *(a)	5,748	24,027
SP Plus Corp. *	7,144	140,022
Steelcase, Inc., Class A	38,295	578,254
Team, Inc. *	9,538	377,800
Tetra Tech, Inc.	30,085	730,464
UniFirst Corp.	6,798	660,834
United Stationers, Inc.	18,232	703,391
US Ecology, Inc.	9,926	449,251
Viad Corp.	9,453	200,593
West Corp.	17,696	456,026

		16,137,435

Communications Equipment 1.6%
ADTRAN, Inc.	26,137	581,287
Alliance Fiber Optic Products, Inc.	5,782	77,363
Applied Optoelectronics, Inc. *	6,762	121,716
Aruba Networks, Inc. *	49,313	880,730
Bel Fuse, Inc., Class B	4,576	108,177
Black Box Corp.	7,060	146,142
CalAmp Corp. *	16,558	281,651
Calix, Inc. *	19,073	177,188
Ciena Corp. *	48,605	949,256
Clearfield, Inc. *	5,217	67,143
Comtech Telecommunications Corp.	6,997	236,498
Digi International, Inc. *	12,072	99,715
Emulex Corp. *	36,978	217,431
Extreme Networks, Inc. *	44,290	208,163
Finisar Corp. *	44,771	883,332
Harmonic, Inc. *	44,126	264,756
Infinera Corp. *(a)	56,867	523,176
InterDigital, Inc.	18,652	822,367
Ixia *	26,890	287,723
KVH Industries, Inc. *	7,417	96,495
NETGEAR, Inc. *	16,815	526,478
Numerex Corp., Class A *	6,432	64,642
Oclaro, Inc. *	42,770	79,552
Oplink Communications, Inc. *	8,651	164,888
ParkerVision, Inc. *(a)	44,395	55,494
Plantronics, Inc.	19,610	921,082
Polycom, Inc. *	63,786	817,736
Procera Networks, Inc. *	9,729	97,387
Ruckus Wireless, Inc. *	29,936	386,474
ShoreTel, Inc. *	28,646	177,032
Sonus Networks, Inc. *	112,637	397,609
TESSCO Technologies, Inc.	2,566	78,263
Ubiquiti Networks, Inc. *(a)	13,701	523,789
ViaSat, Inc. *	19,054	1,114,087

		12,434,822

Construction & Engineering 0.8%
Aegion Corp. *	17,647	404,293
Ameresco, Inc., Class A *	9,207	69,237
Argan, Inc.	5,870	198,993
Comfort Systems USA, Inc.	17,468	260,273
Dycom Industries, Inc. *	15,798	444,240
EMCOR Group, Inc.	31,146	1,274,806
Furmanite Corp. *	17,711	162,056
Granite Construction, Inc.	18,090	588,829
Great Lakes Dredge & Dock Corp. *	28,111	202,961
Layne Christensen Co. *(a)	9,187	99,679
MasTec, Inc. *	28,780	782,528
MYR Group, Inc. *	9,850	244,379
Northwest Pipe Co. *	4,413	158,206
Orion Marine Group, Inc. *	12,888	139,319
Pike Corp. *	12,803	103,192
Primoris Services Corp.	17,501	417,924
Sterling Construction Co., Inc. *	8,517	75,546
Tutor Perini Corp. *	17,284	470,643

		6,097,104

Construction Materials 0.1%
Headwaters, Inc. *	34,174	365,320
United States Lime & Minerals, Inc.	942	54,278
US Concrete, Inc. *	6,605	169,022

		588,620

Consumer Finance 0.7%
Cash America International, Inc.	13,039	578,801
Consumer Portfolio Services, Inc. *	9,476	68,796
Credit Acceptance Corp. *	3,242	368,696
Encore Capital Group, Inc. *(a)	11,892	505,172
EZCORP, Inc., Class A *	23,872	233,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Consumer Finance (continued)
First Cash Financial Services, Inc. *	13,367	$754,033
Green Dot Corp., Class A *	14,496	260,783
JGWPT Holdings, Inc., Class A *	5,395	59,938
Nelnet, Inc., Class A	9,605	396,014
Nicholas Financial, Inc.	4,874	63,460
Portfolio Recovery Associates, Inc. *	23,103	1,362,153
Regional Management Corp. *	5,126	83,349
Springleaf Holdings, Inc. *(a)	11,315	296,227
World Acceptance Corp. *	3,703	300,239

		5,331,368

Containers & Packaging 0.4%
AEP Industries, Inc. *	1,982	80,766
Berry Plastics Group, Inc. *	41,502	1,008,084
Graphic Packaging Holding Co. *	151,595	1,819,140
Myers Industries, Inc.	12,856	237,579
UFP Technologies, Inc. *	2,676	67,569

		3,213,138

Distributors 0.2%
Core-Mark Holding Co., Inc.	10,549	497,913
Pool Corp.	20,743	1,135,886
VOXX International Corp. *	8,848	87,684
Weyco Group, Inc.	2,952	76,634

		1,798,117

Diversified Consumer Services 1.0%
2U, Inc. *	4,679	65,787
American Public Education, Inc. *	8,136	290,455
Ascent Capital Group, Inc., Class A *	6,451	399,833
Bridgepoint Education, Inc. *	7,528	90,411
Bright Horizons Family Solutions, Inc. *	14,154	588,382
Capella Education Co.	5,088	325,428
Career Education Corp. *	30,855	157,669
Carriage Services, Inc.	7,522	121,330
Chegg, Inc. *(a)	34,020	218,749
Collectors Universe, Inc.	3,157	63,203
Education Management Corp. *(a)	9,415	12,145
Grand Canyon Education, Inc. *	21,517	925,231
Houghton Mifflin Harcourt Co. *	50,276	880,333
ITT Educational Services, Inc. *(a)	11,138	158,494
K12, Inc. *(a)	15,821	368,787
Liberty Tax, Inc. *	1,742	61,162
LifeLock, Inc. *	37,247	516,988
Matthews International Corp., Class A	13,825	601,250
Regis Corp.	20,228	281,776
Sotheby’s	28,235	1,119,518
Steiner Leisure Ltd. *	6,815	271,987
Strayer Education, Inc. *	5,039	261,121
Universal Technical Institute, Inc.	10,114	121,065
Weight Watchers International, Inc. (a)	13,057	283,206

		8,184,310

Diversified Financial Services 0.3%
Gain Capital Holdings, Inc.	10,377	65,998
MarketAxess Holdings, Inc.	17,396	978,177
Marlin Business Services Corp.	3,894	71,650
NewStar Financial, Inc. *	12,512	141,761
PHH Corp. *	26,638	621,997
PICO Holdings, Inc. *	10,628	235,410
Resource America, Inc., Class A	5,834	54,956
Tiptree Financial, Inc., Class A	2,600	18,486

		2,188,435

Diversified Telecommunication Services 0.7%
8x8, Inc. *	41,110	332,169
Atlantic Tele-Network, Inc.	4,307	252,003
Cincinnati Bell, Inc. *	97,707	372,264
Cogent Communications Holdings, Inc.	21,431	743,870
Consolidated Communications Holdings, Inc. (a)	18,605	416,380
Enventis Corp.	6,266	102,637
FairPoint Communications, Inc. *	9,545	139,357
General Communication, Inc., Class A *	16,433	181,420
Globalstar, Inc. *(a)	126,080	499,277
Hawaiian Telcom Holdco, Inc. *	4,952	139,646
IDT Corp., Class B	7,649	119,248
inContact, Inc. *	27,857	222,577
Inteliquent, Inc.	15,214	161,421
Intelsat SA *	12,547	232,621
Iridium Communications, Inc. *(a)	37,045	303,028
Lumos Networks Corp.	8,519	130,681
magicJack VocalTec Ltd. *(a)	8,358	119,269
ORBCOMM, Inc. *	20,466	128,527
Premiere Global Services, Inc. *	22,454	294,147
Vonage Holdings Corp. *	80,516	280,196

		5,170,738

Electric Utilities 1.4%
ALLETE, Inc.	19,581	918,740
Cleco Corp.	27,823	1,550,854
El Paso Electric Co.	18,541	683,236
Empire District Electric Co. (The) (a)	19,976	489,612
IDACORP, Inc.	23,165	1,240,486
MGE Energy, Inc.	15,937	599,550
NRG Yield, Inc., Class A (a)	9,353	488,694
Otter Tail Corp.	16,742	468,106
PNM Resources, Inc.	36,631	939,585
Portland General Electric Co.	36,131	1,153,663
UIL Holdings Corp.	26,164	918,618
Unitil Corp.	6,467	206,944
UNS Energy Corp.	19,197	1,159,883

		10,817,971

Electrical Equipment 1.1%
AZZ, Inc.	11,850	517,134
Capstone Turbine Corp. *(a)	151,630	210,766
Encore Wire Corp.	9,516	399,101
EnerSys	21,647	1,373,069
Enphase Energy, Inc. *	8,275	85,232
Franklin Electric Co., Inc.	21,919	803,331
FuelCell Energy, Inc. *(a)	102,177	253,399
Generac Holdings, Inc. *	31,767	1,378,688
General Cable Corp.	22,499	500,153
Global Power Equipment Group, Inc.	7,840	129,125
GrafTech International Ltd. *	54,167	455,003
LSI Industries, Inc.	9,934	70,929
Plug Power, Inc. *(a)	77,081	417,779
Polypore International, Inc. *(a)	20,809	896,868
Powell Industries, Inc.	4,252	248,359
Power Solutions International, Inc. *(a)	2,059	125,764
PowerSecure International, Inc. *(a)	10,314	101,387
Preformed Line Products Co.	1,252	67,846

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electrical Equipment (continued)
Revolution Lighting Technologies, Inc. *(a)	14,963	$31,722
Thermon Group Holdings, Inc. *	14,654	357,264
Vicor Corp. *	7,779	61,298

		8,484,217

Electronic Equipment, Instruments & Components 2.6%
Aeroflex Holding Corp. *	9,331	98,535
Agilysys, Inc. *	6,855	90,143
Anixter International, Inc.	12,476	1,072,562
Badger Meter, Inc.	6,691	333,881
Belden, Inc.	20,076	1,363,160
Benchmark Electronics, Inc. *	24,815	599,282
Checkpoint Systems, Inc. *	19,498	238,656
Cognex Corp. *	39,960	1,637,561
Coherent, Inc. *	11,469	675,639
Control4 Corp. *(a)	5,196	87,345
CTS Corp.	15,531	270,084
CUI Global, Inc. *	9,268	57,554
Daktronics, Inc.	17,626	195,649
DTS, Inc. *	7,934	143,526
Electro Rent Corp.	7,789	118,782
Electro Scientific Industries, Inc.	11,283	67,472
Fabrinet *	16,154	300,464
FARO Technologies, Inc. *	7,925	401,243
FEI Co.	19,465	1,491,019
Gerber Scientific, Inc. *(b)	11,566	0
GSI Group, Inc. *	13,830	159,460
II-VI, Inc. *	24,278	333,094
Insight Enterprises, Inc. *	18,746	492,457
InvenSense, Inc. *(a)	32,928	757,673
Itron, Inc. *	18,110	651,598
KEMET Corp. *	20,381	100,478
Littelfuse, Inc.	10,342	898,927
Maxwell Technologies, Inc. *	13,955	151,830
Measurement Specialties, Inc. *	7,335	630,737
Mercury Systems, Inc. *	15,320	169,286
Mesa Laboratories, Inc.	1,275	97,499
Methode Electronics, Inc.	17,461	558,403
MTS Systems Corp.	6,954	458,964
Multi-Fineline Electronix, Inc. *	3,935	38,406
Newport Corp. *	18,417	318,798
OSI Systems, Inc. *	9,190	609,297
Park Electrochemical Corp.	9,587	269,970
PC Connection, Inc.	4,270	87,236
Plexus Corp. *	15,600	613,548
RealD, Inc. *	18,764	198,335
Rofin-Sinar Technologies, Inc. *	13,024	284,314
Rogers Corp. *	8,349	478,899
Sanmina Corp. *	37,848	881,480
ScanSource, Inc. *	13,074	468,180
Speed Commerce, Inc. *	22,324	69,428
SYNNEX Corp. *	13,086	844,047
TTM Technologies, Inc. *	25,210	189,327
Universal Display Corp. *(a)	18,694	573,158
Viasystems Group, Inc. *	2,107	20,628
Vishay Precision Group, Inc. *	5,962	86,032

		20,734,046

Energy Equipment & Services 1.9%
Basic Energy Services, Inc. *	14,704	352,749
Bristow Group, Inc.	16,346	1,166,614
C&J Energy Services, Inc. *	21,217	635,661
CARBO Ceramics, Inc. (a)	9,079	1,130,699
CHC Group Ltd. *(a)	15,274	109,973
Dawson Geophysical Co.	3,709	93,096
Era Group, Inc. *	9,436	252,885
Exterran Holdings, Inc.	26,971	1,139,525
Forum Energy Technologies, Inc. *	27,419	912,778
Geospace Technologies Corp. *	6,091	245,102
Glori Energy, Inc. *(a)	5,391	43,667
Gulf Island Fabrication, Inc.	6,655	129,772
GulfMark Offshore, Inc., Class A	12,428	475,619
Helix Energy Solutions Group, Inc. *	48,697	1,238,365
Hercules Offshore, Inc. *(a)	74,575	263,250
Hornbeck Offshore Services, Inc. *	16,786	733,548
ION Geophysical Corp. *	60,203	225,761
Key Energy Services, Inc. *	60,971	374,362
Matrix Service Co. *	12,276	329,610
McDermott International, Inc. *(a)	109,916	802,387
Mitcham Industries, Inc. *	6,042	78,365
Natural Gas Services Group, Inc. *	5,754	179,525
Newpark Resources, Inc. *	39,399	481,850
North Atlantic Drilling Ltd. (a)	32,897	320,746
Nuverra Environmental Solutions, Inc. *(a)	6,850	127,547
Parker Drilling Co. *	56,096	346,673
PHI, Inc., Non-Voting Shares *	5,772	227,705
Pioneer Energy Services Corp. *	28,853	424,428
Profire Energy, Inc. *	6,575	22,026
RigNet, Inc. *	5,432	302,128
SEACOR Holdings, Inc. *	9,501	721,696
Tesco Corp.	15,901	310,387
TETRA Technologies, Inc. *	36,675	403,792
Vantage Drilling Co. *	95,772	179,094
Willbros Group, Inc. *	18,351	212,688

		14,994,073

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	12,970	700,639
Casey’s General Stores, Inc.	17,706	1,171,606
Chefs’ Warehouse Inc. (The) *(a)	8,232	144,636
Fairway Group Holdings Corp. *(a)	8,356	49,133
Fresh Market, Inc. (The) *	19,944	596,924
Ingles Markets, Inc., Class A	5,935	145,526
Liberator Medical Holdings, Inc. (a)	14,112	43,888
Natural Grocers by Vitamin Cottage, Inc. *(a)	4,261	96,640
Pantry, Inc. (The) *	10,793	193,303
PriceSmart, Inc.	8,584	706,463
Roundy’s, Inc.	17,801	85,979
SpartanNash Co.	17,403	364,767
SUPERVALU, Inc. *	93,762	859,798
Susser Holdings Corp. *	8,506	681,926
United Natural Foods, Inc. *	22,871	1,340,698
Village Super Market, Inc., Class A	3,091	72,700
Weis Markets, Inc.	5,028	214,495

		7,469,121

Food Products 1.5%
Alico, Inc.	1,383	51,046
Annie’s, Inc. *	7,997	233,352
B&G Foods, Inc.	24,880	698,382
Boulder Brands, Inc. *	28,338	321,636
Calavo Growers, Inc.	6,079	209,665
Cal-Maine Foods, Inc.	7,137	508,154
Chiquita Brands International, Inc. *	21,783	208,899

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Darling Ingredients, Inc. *	76,032	$1,423,319
Dean Foods Co.	43,512	666,604
Diamond Foods, Inc. *(a)	10,043	269,755
Farmer Bros. Co. *	3,274	67,019
Fresh Del Monte Produce, Inc.	16,518	494,549
Inventure Foods, Inc. *	6,967	83,952
J&J Snack Foods Corp.	6,852	617,297
John B. Sanfilippo & Son, Inc.	3,799	100,484
Lancaster Colony Corp.	8,514	743,698
Lifeway Foods, Inc. *(a)	2,242	28,003
Limoneira Co. (a)	5,020	110,691
Omega Protein Corp. *	9,607	134,690
Post Holdings, Inc. *	20,382	915,559
Sanderson Farms, Inc.	10,643	969,471
Seaboard Corp. *	129	367,908
Seneca Foods Corp., Class A *	3,806	108,928
Snyder’s-Lance, Inc.	22,057	547,234
Tootsie Roll Industries, Inc.	8,729	229,835
TreeHouse Foods, Inc. *	19,299	1,418,476

		11,528,606

Gas Utilities 1.0%
Chesapeake Utilities Corp.	4,444	289,260
Laclede Group, Inc. (The)	19,681	924,613
New Jersey Resources Corp.	19,364	989,113
Northwest Natural Gas Co.	12,498	540,164
ONE Gas, Inc.	23,878	859,608
Piedmont Natural Gas Co., Inc.	35,870	1,244,330
South Jersey Industries, Inc.	15,217	815,175
Southwest Gas Corp.	21,394	1,059,645
WGL Holdings, Inc.	23,848	929,595

		7,651,503

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.	10,409	493,491
ABIOMED, Inc. *(a)	18,468	472,781
Accuray, Inc. *(a)	35,596	280,141
Analogic Corp.	5,744	413,051
AngioDynamics, Inc. *	11,455	167,243
Anika Therapeutics, Inc. *	6,672	280,624
Antares Pharma, Inc. *(a)	53,779	109,709
AtriCure, Inc. *	12,621	207,868
Atrion Corp.	696	195,576
Cantel Medical Corp.	15,516	520,251
Cardiovascular Systems, Inc. *	12,767	344,709
Cerus Corp. *(a)	33,274	117,124
CONMED Corp.	12,484	486,876
CryoLife, Inc.	12,845	126,523
Cyberonics, Inc. *	12,370	735,644
Cynosure, Inc., Class A *	10,224	232,494
Derma Sciences, Inc. *	10,329	99,985
DexCom, Inc. *	34,489	1,299,546
Endologix, Inc. *	29,720	420,538
Exactech, Inc. *	4,456	101,329
GenMark Diagnostics, Inc. *	19,091	204,274
Globus Medical, Inc., Class A *	30,379	677,452
Greatbatch, Inc. *	11,457	567,236
Haemonetics Corp. *	24,116	857,806
HeartWare International, Inc. *	7,846	660,712
ICU Medical, Inc. *	6,177	359,810
Inogen, Inc. *	2,343	46,860
Insulet Corp. *	25,524	902,018
Integra LifeSciences Holdings Corp. *	11,472	544,002
Invacare Corp.	14,713	220,254
K2M Group Holdings, Inc. *	3,917	66,471
LDR Holding Corp. *	7,615	174,460
Masimo Corp. *	22,449	540,572
Meridian Bioscience, Inc.	19,287	380,147
Merit Medical Systems, Inc. *	19,938	256,004
Natus Medical, Inc. *	14,811	426,112
Neogen Corp. *	16,927	739,033
NuVasive, Inc. *	21,482	802,997
NxStage Medical, Inc. *	28,398	379,113
OraSure Technologies, Inc. *	25,969	213,725
Orthofix International NV *	8,467	279,919
Oxford Immunotec Global PLC *	5,791	92,077
PhotoMedex, Inc. *(a)	6,187	66,758
Quidel Corp. *	13,230	315,800
Rockwell Medical, Inc. *(a)	19,006	191,961
RTI Surgical, Inc. *	26,245	119,940
Spectranetics Corp. (The) *	19,261	494,045
STAAR Surgical Co. *	17,736	228,262
STERIS Corp.	27,199	1,383,885
SurModics, Inc. *	6,378	121,118
Symmetry Medical, Inc. *	17,658	155,567
Tandem Diabetes Care, Inc. *	3,754	46,887
Thoratec Corp. *	26,217	852,052
Tornier NV *	16,376	339,474
TransEnterix, Inc. *	13,110	52,047
TriVascular Technologies, Inc. *	3,351	46,076
Unilife Corp. *(a)	47,628	120,023
Utah Medical Products, Inc.	1,669	86,805
Vascular Solutions, Inc. *	7,863	193,980
Veracyte, Inc. *	2,864	40,955
Volcano Corp. *	23,848	393,730
West Pharmaceutical Services, Inc.	32,532	1,325,679
Wright Medical Group, Inc. *	22,897	705,686
ZELTIQ Aesthetics, Inc. *	13,419	271,601

		24,048,888

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc. *	19,604	934,327
Addus HomeCare Corp. *	2,866	63,453
Air Methods Corp. *(a)	18,052	907,113
Alliance HealthCare Services, Inc. *	2,405	68,663
Almost Family, Inc. *	3,979	93,268
Amedisys, Inc. *	12,571	253,683
AMN Healthcare Services, Inc. *	21,610	283,091
Amsurg Corp. *	19,426	927,786
Bio-Reference Laboratories, Inc. *	11,415	358,317
BioScrip, Inc. *(a)	31,505	235,972
BioTelemetry, Inc. *	11,953	86,062
Brookdale Senior Living, Inc. *	124	4,279
Capital Senior Living Corp. *	13,533	333,453
Chemed Corp. (a)	8,122	827,226
Chindex International, Inc. *	6,340	148,419
CorVel Corp. *	5,126	206,475
Cross Country Healthcare, Inc. *	14,120	101,523
Ensign Group, Inc. (The)	9,285	305,755
ExamWorks Group, Inc. *	16,057	566,651
Five Star Quality Care, Inc. *	20,322	92,871

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Gentiva Health Services, Inc. *	14,500	$262,450
Hanger, Inc. *	16,321	516,560
HealthSouth Corp.	40,819	1,564,592
Healthways, Inc. *	14,697	254,111
IPC The Hospitalist Co., Inc. *	7,947	390,833
Kindred Healthcare, Inc.	29,571	706,747
Landauer, Inc.	4,449	191,974
LHC Group, Inc. *	5,774	135,573
Magellan Health, Inc. *	12,741	733,882
Molina Healthcare, Inc. *	13,929	569,000
MWI Veterinary Supply, Inc. *	5,918	835,977
National HealthCare Corp.	4,793	263,423
National Research Corp., Class A *	4,354	57,516
National Research Corp., Class B *	563	22,582
Owens & Minor, Inc.	28,955	958,121
PharMerica Corp. *	13,936	376,133
Providence Service Corp. (The) *	5,270	208,745
RadNet, Inc. *	15,081	77,064
Select Medical Holdings Corp.	36,311	564,273
Skilled Healthcare Group, Inc., Class A *	10,543	62,731
Surgical Care Affiliates, Inc. *	5,761	169,258
Team Health Holdings, Inc. *	32,547	1,840,533
Triple-S Management Corp., Class B *	11,355	196,214
U.S. Physical Therapy, Inc.	5,738	200,486
Universal American Corp.	18,788	149,177
WellCare Health Plans, Inc. *	20,050	1,250,719

		19,357,061

Health Care Technology 0.5%
Castlight Health, Inc., Class B *(a)	6,009	80,581
Computer Programs & Systems, Inc.	5,137	338,117
HealthStream, Inc. *	9,755	243,485
HMS Holdings Corp. *	40,645	748,274
MedAssets, Inc. *	28,316	601,432
Medidata Solutions, Inc. *	24,943	1,118,444
Merge Healthcare, Inc. *	32,225	79,274
Omnicell, Inc. *	16,858	461,909
Quality Systems, Inc.	22,910	355,334
Vocera Communications, Inc. *	10,373	130,389

		4,157,239

Hotels, Restaurants & Leisure 2.7%
Belmond Ltd. *	44,968	557,603
Biglari Holdings, Inc. *	672	285,607
BJ’s Restaurants, Inc. *	11,005	377,141
Bloomin’ Brands, Inc. *	35,679	698,952
Bob Evans Farms, Inc.	11,415	542,327
Boyd Gaming Corp. *	36,055	396,605
Bravo Brio Restaurant Group, Inc. *	8,996	134,040
Buffalo Wild Wings, Inc. *	8,713	1,266,173
Caesars Acquisition Co., Class A *(a)	21,228	244,122
Caesars Entertainment Corp. *(a)	23,663	378,608
Carrols Restaurant Group, Inc. *	15,917	119,537
Cheesecake Factory, Inc. (The)	23,047	988,255
Churchill Downs, Inc.	6,123	529,639
Chuy’s Holdings, Inc. *	7,640	218,886
ClubCorp Holdings, Inc.	10,089	170,605
Cracker Barrel Old Country Store, Inc.	8,737	847,139
Del Frisco’s Restaurant Group, Inc. *	10,847	231,258
Denny’s Corp. *	40,848	279,809
Diamond Resorts International, Inc. *	16,571	413,612
DineEquity, Inc.	7,666	621,329
Einstein Noah Restaurant Group, Inc.	4,804	72,685
Empire Resorts, Inc. *	6,614	31,946
Famous Dave’s of America, Inc. *	2,093	52,178
Fiesta Restaurant Group, Inc. *	12,382	561,895
Ignite Restaurant Group, Inc. *	3,461	44,474
International Speedway Corp., Class A	12,732	386,034
Interval Leisure Group, Inc.	18,394	389,585
Intrawest Resorts Holdings, Inc. *	6,303	71,035
Isle of Capri Casinos, Inc. *	10,272	81,252
Jack in the Box, Inc.	18,408	1,052,754
Jamba, Inc. *(a)	7,867	93,775
Krispy Kreme Doughnuts, Inc. *	30,297	463,847
La Quinta Holdings, Inc. *	20,864	392,035
Life Time Fitness, Inc. *	18,934	745,053
Marcus Corp. (The)	8,379	148,057
Marriott Vacations Worldwide Corp. *	13,152	756,898
Monarch Casino & Resort, Inc. *	4,509	56,272
Morgans Hotel Group Co. *	14,061	104,754
Multimedia Games Holding Co., Inc. *	13,767	332,060
Nathan’s Famous, Inc. *	1,379	68,550
Noodles & Co. *	4,945	138,954
Papa John’s International, Inc.	14,073	586,703
Papa Murphy’s Holdings, Inc. *(a)	2,582	21,276
Penn National Gaming, Inc. *	36,359	381,042
Pinnacle Entertainment, Inc. *	24,699	538,438
Popeyes Louisiana Kitchen, Inc. *	10,909	439,633
Potbelly Corp. *(a)	6,834	79,206
Red Robin Gourmet Burgers, Inc. *	6,583	423,682
Ruby Tuesday, Inc. *	28,612	171,958
Ruth’s Hospitality Group, Inc.	16,738	189,976
Scientific Games Corp., Class A *	23,361	199,503
Sonic Corp. *	25,117	518,666
Speedway Motorsports, Inc.	5,104	89,014
Texas Roadhouse, Inc.	32,011	796,434
Vail Resorts, Inc.	16,662	1,257,981
Zoe’s Kitchen, Inc. *(a)	2,654	76,993

		21,115,845

Household Durables 1.1%
Beazer Homes USA, Inc. *	12,456	191,200
Cavco Industries, Inc. *	4,053	289,344
CSS Industries, Inc.	4,257	105,105
Dixie Group, Inc. (The) *	6,685	56,087
Ethan Allen Interiors, Inc.	11,699	268,141
Flexsteel Industries, Inc.	2,210	66,875
Helen of Troy Ltd. *	13,153	705,395
Hovnanian Enterprises, Inc., Class A *(a)	54,842	219,368
Installed Building Products, Inc. *	3,979	44,087
iRobot Corp. *(a)	13,612	440,621
KB Home (a)	39,018	635,993
La-Z-Boy, Inc.	24,289	511,041
LGI Homes, Inc. *	6,704	121,946
Libbey, Inc. *	10,010	260,660
Lifetime Brands, Inc.	4,889	83,113
M.D.C. Holdings, Inc. (a)	18,197	490,773
M/I Homes, Inc. *	11,378	234,159
Meritage Homes Corp. *	18,219	697,788
NACCO Industries, Inc., Class A	2,248	107,207
New Home Co., Inc. (The) *	3,900	50,739
Ryland Group, Inc. (The)	21,884	702,476
Skullcandy, Inc. *	9,049	61,171

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Household Durables (continued)
Standard Pacific Corp. *	67,277	$507,269
TRI Pointe Homes, Inc. *	68,003	918,721
Turtle Beach Corp. *(a)	3,092	25,014
UCP, Inc., Class A *	3,669	45,752
Universal Electronics, Inc. *	7,322	348,747
WCI Communities, Inc. *	5,593	96,144
William Lyon Homes, Class A *	8,200	201,884

		8,486,820

Household Products 0.2%
Central Garden and Pet Co., Class A *	19,782	184,566
Harbinger Group, Inc. *	38,149	447,488
Oil-Dri Corp. of America	2,325	67,820
Orchids Paper Products Co.	3,768	99,475
WD-40 Co.	6,871	458,708

		1,258,057

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp. (a)	56,165	211,742
Dynegy, Inc. *	46,132	1,224,805
Ormat Technologies, Inc.	8,259	213,000
Pattern Energy Group, Inc.	18,172	563,150

		2,212,697

Industrial Conglomerates 0.1%
Raven Industries, Inc.	16,763	467,185

Information Technology Services 2.3%
Acxiom Corp. *	35,552	651,313
Blackhawk Network Holdings, Inc. *(a)	24,369	690,617
CACI International, Inc., Class A *	10,988	758,062
Cardtronics, Inc. *	20,637	795,763
Cass Information Systems, Inc.	5,396	243,521
Ciber, Inc. *	35,697	124,583
Computer Task Group, Inc.	7,292	104,421
Convergys Corp.	46,995	911,233
CSG Systems International, Inc.	15,826	412,109
Datalink Corp. *	9,302	105,113
EPAM Systems, Inc. *	16,406	634,256
Euronet Worldwide, Inc. *	23,612	1,181,544
EVERTEC, Inc.	30,350	678,626
ExlService Holdings, Inc. *	15,181	425,827
Forrester Research, Inc.	5,092	196,959
Global Cash Access Holdings, Inc. *	30,694	256,909
Hackett Group, Inc. (The)	12,098	72,588
Heartland Payment Systems, Inc.	16,696	793,060
Higher One Holdings, Inc. *	17,053	71,282
iGATE Corp. *	17,028	607,559
Information Services Group, Inc. *	14,427	63,046
Lionbridge Technologies, Inc. *	29,592	169,562
Luxoft Holding, Inc. *	3,626	115,271
ManTech International Corp., Class A	11,062	298,674
MAXIMUS, Inc.	31,383	1,298,001
ModusLink Global Solutions, Inc. *(a)	16,608	61,948
MoneyGram International, Inc. *	13,340	192,763
NeuStar, Inc., Class A *	10,319	287,487
PRGX Global, Inc. *	14,367	86,489
Sapient Corp. *	52,937	781,350
Science Applications International Corp.	19,469	813,220
ServiceSource International, Inc. *	32,318	143,169
Sykes Enterprises, Inc. *	18,301	378,831
Syntel, Inc. *	7,198	621,691
TeleTech Holdings, Inc. *	8,176	225,085
Unisys Corp. *	23,913	509,108
Virtusa Corp. *	12,086	378,050
WEX, Inc. *	17,951	1,937,272

		18,076,362

Insurance 2.4%
Ambac Financial Group, Inc. *	19,845	449,688
American Equity Investment Life Holding Co.	34,287	759,114
AMERISAFE, Inc.	8,657	316,846
AmTrust Financial Services, Inc. (a)	13,883	591,971
Argo Group International Holdings Ltd.	12,033	599,364
Atlas Financial Holdings, Inc. *	5,377	76,676
Baldwin & Lyons, Inc., Class B	4,446	109,816
Citizens, Inc. *(a)	20,436	137,739
CNO Financial Group, Inc.	100,470	1,625,605
Crawford & Co., Class B	12,507	115,064
Donegal Group, Inc., Class A	3,541	53,398
eHealth, Inc. *	8,774	181,622
EMC Insurance Group, Inc.	2,165	63,716
Employers Holdings, Inc.	14,591	310,788
Enstar Group Ltd. *	3,971	547,998
FBL Financial Group, Inc., Class A	4,348	186,008
Federated National Holding Co.	5,193	104,743
Fidelity & Guaranty Life	5,274	113,971
First American Financial Corp.	49,280	1,337,459
Global Indemnity PLC *	3,730	92,989
Greenlight Capital Re Ltd., Class A *	13,198	427,087
Hallmark Financial Services, Inc. *	6,728	60,350
HCI Group, Inc.	4,237	169,056
Heritage Insurance Holdings, Inc. *	2,951	41,698
Hilltop Holdings, Inc. *	31,268	640,994
Horace Mann Educators Corp.	18,746	537,073
Independence Holding Co.	3,553	44,448
Infinity Property & Casualty Corp.	5,290	342,580
Kansas City Life Insurance Co.	1,694	73,977
Kemper Corp.	21,431	741,727
Maiden Holdings Ltd.	23,368	268,265
Meadowbrook Insurance Group, Inc.	23,293	140,457
Montpelier Re Holdings Ltd.	18,198	537,387
National General Holdings Corp.	16,356	284,758
National Interstate Corp.	3,168	85,821
National Western Life Insurance Co., Class A	1,012	243,892
Navigators Group, Inc. (The) *	4,885	297,008
OneBeacon Insurance Group Ltd., Class A	10,496	155,341
Phoenix Cos., Inc. (The) *	2,582	143,069
Platinum Underwriters Holdings Ltd.	12,479	731,269
Primerica, Inc.	25,240	1,163,059
RLI Corp.	19,797	846,124
Safety Insurance Group, Inc.	5,940	297,059
Selective Insurance Group, Inc.	25,901	577,333
State Auto Financial Corp.	7,096	149,797
Stewart Information Services Corp.	9,996	294,582
Symetra Financial Corp.	34,707	791,320
Third Point Reinsurance Ltd. *	26,010	378,706
United Fire Group, Inc.	9,478	267,848
United Insurance Holdings Corp.	7,625	110,715
Universal Insurance Holdings, Inc.	14,307	172,542

		18,789,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A *	11,703	$59,919
Blue Nile, Inc. *	5,650	145,488
Coupons.com, Inc. *(a)	5,618	115,338
FTD Cos., Inc. *	8,720	287,237
Gaiam, Inc., Class A *(a)	6,424	42,270
HSN, Inc.	15,236	851,540
Lands’ End, Inc. *(a)	7,621	268,183
Nutrisystem, Inc.	13,423	215,439
Orbitz Worldwide, Inc. *	23,886	211,391
Overstock.com, Inc. *	5,397	87,701
PetMed Express, Inc. (a)	9,307	127,506
RetailMeNot, Inc. *	14,325	350,390
Shutterfly, Inc. *	17,789	877,353
ValueVision Media, Inc., Class A *	19,511	89,360
Vitacost.com, Inc. *	10,535	84,069

		3,813,184

Internet Software & Services 2.6%
Aerohive Networks, Inc. *	4,162	34,961
Amber Road, Inc. *	4,014	54,992
Angie’s List, Inc. *(a)	20,158	167,916
Bankrate, Inc. *	31,024	523,065
Bazaarvoice, Inc. *	23,524	174,313
Benefitfocus, Inc. *(a)	2,310	89,027
Blucora, Inc. *	19,517	333,155
Borderfree, Inc. *	2,686	35,751
Brightcove, Inc. *	14,798	88,048
Carbonite, Inc. *	7,996	77,801
Care.com, Inc. *(a)	3,098	29,400
ChannelAdvisor Corp. *	9,633	220,885
comScore, Inc. *	15,940	576,869
Constant Contact, Inc. *	14,442	449,580
Conversant, Inc. *	30,932	722,881
Cornerstone OnDemand, Inc. *	24,505	1,025,289
Cvent, Inc. *(a)	8,307	226,864
Dealertrack Technologies, Inc. *	24,688	927,528
Demand Media, Inc. *	19,766	107,329
Demandware, Inc. *	13,850	834,324
Dice Holdings, Inc. *	18,363	168,205
Digital River, Inc. *	15,089	215,622
E2open, Inc. *(a)	10,858	175,682
EarthLink Holdings Corp.	46,593	183,576
Endurance International Group Holdings, Inc. *(a)	13,980	190,547
Envestnet, Inc. *	15,676	683,630
Everyday Health, Inc. *(a)	3,468	57,638
Five9, Inc. *(a)	5,412	39,399
Global Eagle Entertainment, Inc. *	17,618	179,704
Gogo, Inc. *(a)	25,834	418,769
GrubHub, Inc. *(a)	4,143	150,350
GTT Communications, Inc. *(a)	6,375	64,770
Internap Network Services Corp. *	25,400	183,134
IntraLinks Holdings, Inc. *	18,261	146,453
j2 Global, Inc. (a)	21,859	1,069,342
Limelight Networks, Inc. *	27,331	70,241
Liquidity Services, Inc. *	12,243	165,158
LivePerson, Inc. *	25,095	295,619
LogMeIn, Inc. *	11,159	454,283
Marchex, Inc., Class B	14,976	164,736
Marin Software, Inc. *	12,020	110,223
Marketo, Inc. *(a)	11,786	322,347
Millennial Media, Inc. *(a)	34,862	120,274
Monster Worldwide, Inc. *	42,377	275,451
Move, Inc. *	18,278	266,859
NIC, Inc.	30,105	507,871
OPOWER, Inc. *	3,539	56,624
Perficient, Inc. *	15,891	269,988
Q2 Holdings, Inc. *	4,506	59,344
QuinStreet, Inc. *	15,725	78,468
RealNetworks, Inc. *	9,891	74,380
Reis, Inc.	4,016	86,786
Rocket Fuel, Inc. *(a)	8,517	224,934
SciQuest, Inc. *	12,635	194,453
Shutterstock, Inc. *	7,020	547,139
SPS Commerce, Inc. *	7,539	402,206
Stamps.com, Inc. *	6,533	206,639
TechTarget, Inc. *	7,459	56,688
Textura Corp. *(a)	8,639	215,716
Travelzoo, Inc. *	3,547	61,150
Tremor Video, Inc. *(a)	16,119	59,963
TrueCar, Inc. *(a)	3,578	48,553
Trulia, Inc. *(a)	17,045	1,031,734
Unwired Planet, Inc. *	43,457	86,914
Vistaprint NV *	15,415	759,343
Web.com Group, Inc. *	23,873	633,828
WebMD Health Corp. *(a)	17,840	888,967
Wix.com Ltd. *(a)	6,390	108,311
XO Group, Inc. *	12,679	141,624
Xoom Corp. *	14,365	311,146
YuMe, Inc. *(a)	8,160	48,715
Zix Corp. *	28,172	97,757

		20,131,231

Leisure Products 0.5%
Arctic Cat, Inc.	5,993	213,351
Black Diamond, Inc. *	10,663	93,621
Brunswick Corp.	42,818	1,726,850
Callaway Golf Co.	36,008	273,661
Escalade, Inc.	4,268	67,861
JAKKS Pacific, Inc. *(a)	8,739	54,531
Johnson Outdoors, Inc., Class A	2,369	54,629
LeapFrog Enterprises, Inc. *	30,367	219,250
Malibu Boats, Inc., Class A *	3,751	72,207
Marine Products Corp.	4,726	40,124
Nautilus, Inc. *	14,705	146,462
Smith & Wesson Holding Corp. *(a)	25,562	315,690
Sturm Ruger & Co., Inc. (a)	8,990	449,140

		3,727,377

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc. *(a)	10,332	187,836
Affymetrix, Inc. *(a)	33,769	290,413
Albany Molecular Research, Inc. *	10,921	207,936

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services (continued)
Cambrex Corp. *	14,260	$300,458
Enzo Biochem, Inc. *	15,569	74,731
Fluidigm Corp. *	12,972	371,388
Furiex Pharmaceuticals, Inc. *(b)	3,319	32,427
Luminex Corp. *	17,457	317,717
NanoString Technologies, Inc. *	4,551	54,840
Pacific Biosciences of California, Inc. *	26,499	121,100
PAREXEL International Corp. *	26,349	1,411,253
Sequenom, Inc. *(a)	54,005	202,519

		3,572,618

Machinery 3.2%
Accuride Corp. *	18,275	91,375
Actuant Corp., Class A	32,898	1,061,947
Alamo Group, Inc.	3,289	156,326
Albany International Corp., Class A	12,872	461,333
Altra Industrial Motion Corp.	12,553	393,537
American Railcar Industries, Inc. (a)	4,339	296,874
ARC Group Worldwide, Inc. *	1,382	20,550
Astec Industries, Inc.	8,670	337,003
Barnes Group, Inc.	24,974	855,360
Blount International, Inc. *	23,038	300,876
Briggs & Stratton Corp.	21,613	396,166
Chart Industries, Inc. *	14,105	1,072,685
CIRCOR International, Inc.	8,141	585,094
CLARCOR, Inc.	23,249	1,378,898
Columbus McKinnon Corp.	9,182	213,482
Commercial Vehicle Group, Inc. *	12,137	111,175
Douglas Dynamics, Inc.	10,378	173,313
Dynamic Materials Corp.	6,495	133,018
Energy Recovery, Inc. *(a)	18,266	81,832
EnPro Industries, Inc. *	10,479	716,973
ESCO Technologies, Inc.	12,283	412,095
ExOne Co. (The) *(a)	4,582	149,877
Federal Signal Corp.	29,216	422,463
FreightCar America, Inc.	5,604	120,934
Global Brass & Copper Holdings, Inc.	9,748	147,975
Gorman-Rupp Co. (The)	8,748	253,517
Graham Corp.	4,661	140,576
Greenbrier Cos., Inc. (The)	12,773	823,220
Harsco Corp.	37,253	941,383
Hillenbrand, Inc.	28,896	868,325
Hurco Cos., Inc.	2,964	95,174
Hyster-Yale Materials Handling, Inc.	4,717	377,832
John Bean Technologies Corp.	13,525	352,326
Kadant, Inc.	5,185	197,756
LB Foster Co., Class A	4,763	222,194
Lindsay Corp. (a)	5,944	481,167
Lydall, Inc. *	7,796	196,693
Manitex International, Inc. *	6,522	90,134
Meritor, Inc. *	45,159	567,649
Miller Industries, Inc.	5,034	96,602
Mueller Industries, Inc.	26,103	726,447
Mueller Water Products, Inc., Class A	73,862	572,431
NN, Inc.	8,144	236,176
Omega Flex, Inc.	1,345	22,784
Proto Labs, Inc. *	10,464	847,584
RBC Bearings, Inc.	10,709	594,135
Rexnord Corp. *	34,681	933,266
Standex International Corp.	5,882	387,918
Sun Hydraulics Corp.	10,223	372,935
Tennant Co.	8,458	617,011
Titan International, Inc. (a)	20,508	305,979
TriMas Corp. *	20,862	660,908
Twin Disc, Inc.	3,854	111,149
Wabash National Corp. *	31,745	432,049
Watts Water Technologies, Inc., Class A	13,114	766,644
Woodward, Inc.	30,529	1,525,229
Xerium Technologies, Inc. *	5,163	67,119

		24,975,473

Marine 0.2%
Baltic Trading Ltd. (a)	22,553	114,795
International Shipholding Corp.	2,735	57,982
Knightsbridge Tankers Ltd.	15,439	176,004
Matson, Inc.	19,830	534,418
Navios Maritime Holdings, Inc.	36,723	292,682
Safe Bulkers, Inc.	17,840	130,054
Scorpio Bulkers, Inc. *	62,127	477,757
Ultrapetrol (Bahamas) Ltd. *(a)	10,076	32,848

		1,816,540

Media 1.4%
AH Belo Corp., Class A	8,434	88,979
AMC Entertainment Holdings, Inc., Class A	9,801	221,895
Carmike Cinemas, Inc. *	10,592	333,012
Central European Media Enterprises Ltd., Class A *(a)	33,205	86,997
Crown Media Holdings, Inc., Class A *	15,634	52,843
Cumulus Media, Inc., Class A *	62,106	321,709
Daily Journal Corp. *(a)	480	80,952
Dex Media, Inc. *(a)	7,045	90,106
E.W. Scripps Co. (The), Class A *	14,385	311,867
Entercom Communications Corp., Class A *	11,478	108,467
Entravision Communications Corp., Class A	26,328	147,174
Eros International PLC *	9,941	145,834
Global Sources Ltd. *	6,313	46,590
Gray Television, Inc. *	22,821	277,960
Harte-Hanks, Inc.	22,955	150,585
Hemisphere Media Group, Inc. *	4,096	47,391
Journal Communications, Inc., Class A *	21,006	228,545
Lee Enterprises, Inc. *(a)	24,646	93,655
Loral Space & Communications, Inc. *	6,024	435,535
Martha Stewart Living Omnimedia, Inc., Class A *	13,420	60,524
McClatchy Co. (The), Class A *(a)	28,292	136,650
MDC Partners, Inc., Class A	19,616	404,482
Media General, Inc. *(a)	25,040	504,806
Meredith Corp.	16,624	763,374
National CineMedia, Inc.	28,288	454,305
New Media Investment Group, Inc. *	13,673	205,915
New York Times Co. (The), Class A	63,852	797,511
Nexstar Broadcasting Group, Inc., Class A(a)	14,102	657,012
Radio One, Inc., Class D *	10,354	45,247
ReachLocal, Inc. *(a)	5,969	38,202
Reading International, Inc., Class A *	8,057	64,698
Rentrak Corp. *	4,570	226,855
Saga Communications, Inc., Class A	1,773	63,828

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Salem Communications Corp., Class A	4,976	$43,341
Scholastic Corp.	12,202	432,195
SFX Entertainment, Inc. *(a)	20,295	139,021
Sinclair Broadcast Group, Inc., Class A (a)	31,701	1,024,259
Sizmek, Inc. *	10,486	95,318
Time, Inc. *	50,872	1,226,015
World Wrestling Entertainment, Inc., Class A (a)	13,740	171,475

		10,825,129

Metals & Mining 1.4%
AK Steel Holding Corp. *	63,487	577,732
Allied Nevada Gold Corp. *(a)	48,286	151,135
AM Castle & Co. *(a)	8,331	68,981
Ampco-Pittsburgh Corp.	3,876	78,179
Century Aluminum Co. *	23,611	443,887
Coeur Mining, Inc. *	47,890	373,542
Commercial Metals Co.	54,215	934,667
Globe Specialty Metals, Inc.	29,271	557,027
Gold Resource Corp. (a)	17,477	92,278
Handy & Harman Ltd. *	2,206	49,635
Haynes International, Inc.	5,687	283,213
Hecla Mining Co. (a)	159,095	502,740
Horsehead Holding Corp. *	23,403	438,338
Kaiser Aluminum Corp.	8,245	636,679
Materion Corp.	9,552	308,625
Molycorp, Inc. *(a)	84,128	175,827
Noranda Aluminum Holding Corp.	19,842	87,702
Olympic Steel, Inc.	4,247	93,137
RTI International Metals, Inc. *	14,282	355,050
Schnitzer Steel Industries, Inc., Class A	11,961	319,478
Stillwater Mining Co. *	55,293	989,745
SunCoke Energy, Inc. *	32,206	735,263
U.S. Silica Holdings, Inc.	24,808	1,394,706
Universal Stainless & Alloy Products, Inc. *	3,338	96,234
Walter Energy, Inc. (a)	30,608	175,996
Worthington Industries, Inc.	23,711	906,946

		10,826,742

Multiline Retail 0.1%
Bon-Ton Stores, Inc. (The) (a)	6,511	60,552
Burlington Stores, Inc. *	13,258	433,934
Fred’s, Inc., Class A	17,061	270,076
Tuesday Morning Corp. *	19,947	328,328

		1,092,890

Multi-Utilities 0.3%
Avista Corp.	27,752	861,145
Black Hills Corp.	20,495	1,080,291
NorthWestern Corp.	17,986	831,313

		2,772,749

Oil, Gas & Consumable Fuels 4.0%
Abraxas Petroleum Corp. *	42,149	214,960
Adams Resources & Energy, Inc.	975	63,706
Alon USA Energy, Inc.	11,980	153,943
Alpha Natural Resources, Inc. *(a)	102,694	348,133
American Eagle Energy Corp. *(a)	13,843	89,010
Amyris, Inc. *(a)	12,496	46,985
Apco Oil and Gas International, Inc. *	4,357	60,170
Approach Resources, Inc. *(a)	18,108	380,992
Arch Coal, Inc. (a)	98,543	292,673
Ardmore Shipping Corp.	8,092	106,248
Bill Barrett Corp. *	23,039	553,166
Bonanza Creek Energy, Inc. *	15,184	851,215
BPZ Resources, Inc. *(a)	54,182	141,957
Callon Petroleum Co. *	18,565	183,422
Carrizo Oil & Gas, Inc. *	20,943	1,286,110
Clayton Williams Energy, Inc. *	2,689	286,136
Clean Energy Fuels Corp. *(a)	32,610	324,796
Cloud Peak Energy, Inc. *	28,260	437,465
Comstock Resources, Inc.	22,163	524,377
Contango Oil & Gas Co. *	7,965	320,432
Delek US Holdings, Inc.	27,483	803,053
DHT Holdings, Inc.	31,983	211,727
Diamondback Energy, Inc. *	19,224	1,580,790
Dorian LPG Ltd. *	3,419	68,619
Emerald Oil, Inc. *(a)	26,501	194,517
Energy XXI (Bermuda) Ltd.	43,289	864,048
Evolution Petroleum Corp.	8,711	92,424
EXCO Resources, Inc. (a)	70,529	325,139
Forest Oil Corp. *	55,587	113,397
Frontline Ltd. *(a)	30,556	73,640
FX Energy, Inc. *(a)	25,511	78,829
GasLog Ltd.	19,414	495,057
Gastar Exploration, Inc. *	25,732	170,346
Goodrich Petroleum Corp. *	16,106	310,202
Green Plains, Inc.	17,216	645,428
Halcon Resources Corp. *(a)	119,985	713,911
Hallador Energy Co.	3,711	52,028
Harvest Natural Resources, Inc. *	18,905	81,670
Isramco, Inc. *(a)	447	56,081
Jones Energy, Inc., Class A *	5,195	97,770
Kodiak Oil & Gas Corp. *	123,049	1,912,181
Magnum Hunter Resources Corp. *	91,611	589,059
Matador Resources Co. *	33,753	912,681
Midstates Petroleum Co., Inc. *(a)	17,048	108,766
Miller Energy Resources, Inc. *(a)	13,671	66,851
Navios Maritime Acq Corp.	36,547	116,950
Nordic American Offshore Ltd.	—	8
Nordic American Tankers Ltd.	41,478	357,126
Northern Oil and Gas, Inc. *(a)	28,391	456,811
Pacific Ethanol, Inc. *	9,437	168,356
Panhandle Oil and Gas, Inc., Class A	3,205	206,466
Parsley Energy, Inc., Class A *	24,440	551,611
PDC Energy, Inc. *	16,499	895,236
Penn Virginia Corp. *	30,375	395,482
Petrocorp, Inc. *(b)	1,500	0
PetroQuest Energy, Inc. *	27,338	175,237
Quicksilver Resources, Inc. *(a)	58,211	109,437
Renewable Energy Group, Inc. *	16,149	180,869
Resolute Energy Corp. *	35,769	273,275
REX American Resources Corp. *	2,897	244,362
Rex Energy Corp. *	22,160	305,586
Ring Energy, Inc. *	9,183	158,866
Rosetta Resources, Inc. *	28,326	1,446,609
RSP Permian, Inc. *	10,203	301,499
Sanchez Energy Corp. *(a)	23,448	743,771
Scorpio Tankers, Inc.	79,742	748,777
SemGroup Corp., Class A	19,641	1,513,928
Ship Finance International Ltd. (a)	27,185	494,767
Solazyme, Inc. *(a)	35,163	340,378
Stone Energy Corp. *	25,895	985,305
Swift Energy Co. *(a)	20,337	224,724
Synergy Resources Corp. *	30,724	323,216

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A (a)	29,273	$116,507
TransAtlantic Petroleum Ltd. *	10,029	104,703
Triangle Petroleum Corp. *	34,983	377,816
VAALCO Energy, Inc. *	23,320	160,908
Vertex Energy, Inc. *(a)	5,482	45,062
W&T Offshore, Inc.	16,198	217,215
Warren Resources, Inc. *	33,961	200,030
Western Refining, Inc.	24,596	1,007,452
Westmoreland Coal Co. *	6,775	291,935

		31,524,390

Paper & Forest Products 0.7%
Boise Cascade Co. *	18,372	517,172
Clearwater Paper Corp. *	9,493	641,727
Deltic Timber Corp.	5,162	315,398
KapStone Paper and Packaging Corp. *	39,147	1,164,232
Louisiana-Pacific Corp. *	65,415	885,719
Neenah Paper, Inc.	7,614	377,807
P.H. Glatfelter Co.	19,952	474,857
Resolute Forest Products, Inc. *	29,998	461,669
Schweitzer-Mauduit International, Inc.	14,122	576,601
Wausau Paper Corp.	19,814	199,527

		5,614,709

Personal Products 0.2%
Elizabeth Arden, Inc. *	12,005	247,663
Female Health Co. (The)	10,145	39,667
IGI Laboratories, Inc. *	13,893	73,216
Inter Parfums, Inc.	7,713	201,541
Medifast, Inc. *	6,134	176,107
Nature’s Sunshine Products, Inc.	5,074	78,342
Nutraceutical International Corp. *	4,083	94,236
Revlon, Inc., Class A *	5,317	162,168
Synutra International, Inc. *(a)	7,996	48,696
USANA Health Sciences, Inc. *(a)	2,960	188,996

		1,310,632

Pharmaceuticals 1.5%
AcelRx Pharmaceuticals, Inc. *(a)	11,433	79,574
Achaogen, Inc. *	3,013	32,570
Aerie Pharmaceuticals, Inc. *	4,806	85,210
Akorn, Inc. *	28,631	971,450
Alimera Sciences, Inc. *(a)	12,021	69,481
Ampio Pharmaceuticals, Inc. *	19,060	114,932
ANI Pharmaceuticals, Inc. *	3,180	81,472
Aratana Therapeutics, Inc. *(a)	11,168	128,767
Auxilium Pharmaceuticals, Inc. *(a)	23,425	468,968
AVANIR Pharmaceuticals, Inc. *	78,310	407,995
BioDelivery Sciences International, Inc. *	19,370	246,967
Bio-Path Holdings, Inc. *(a)	33,180	75,650
Cempra, Inc. *(a)	10,388	95,570
Corcept Therapeutics, Inc. *(a)	25,324	60,524
Depomed, Inc. *	26,907	267,725
Egalet Corp. *	1,887	22,833
Endocyte, Inc. *(a)	17,222	114,268
Horizon Pharma, Inc. *(a)	29,745	252,832
Impax Laboratories, Inc. *	32,266	754,702
Intra-Cellular Therapies, Inc. *(a)	7,797	112,979
Lannett Co., Inc. *	11,829	397,573
Medicines Co. (The) *	30,079	702,946
Nektar Therapeutics *	58,625	618,494
Omeros Corp. *(a)	15,518	211,200
Pacira Pharmaceuticals, Inc. *	16,396	1,508,432
Pain Therapeutics, Inc. *	16,869	71,018
Pernix Therapeutics Holdings, Inc. *	15,377	115,481
Phibro Animal Health Corp., Class A *	6,803	128,985
POZEN, Inc. *	12,895	93,360
Prestige Brands Holdings, Inc. *	23,931	737,075
Relypsa, Inc. *	7,797	176,290
Repros Therapeutics, Inc. *(a)	10,745	150,645
Revance Therapeutics, Inc. *	3,879	119,008
Sagent Pharmaceuticals, Inc. *	10,032	255,615
SciClone Pharmaceuticals, Inc. *	24,318	117,213
Sucampo Pharmaceuticals, Inc., Class A *	7,823	46,156
Supernus Pharmaceuticals, Inc. *	13,439	116,382
Tetraphase Pharmaceuticals, Inc. *	10,096	106,008
TherapeuticsMD, Inc. *(a)	46,527	215,885
Theravance Biopharma, Inc. *(a)	10,840	303,845
Theravance, Inc. *(a)	37,961	823,754
VIVUS, Inc. *(a)	41,950	202,199
XenoPort, Inc. *	26,407	113,286
Zogenix, Inc. *(a)	56,631	74,753

		11,850,072

Professional Services 1.3%
Acacia Research Corp.(a)	23,267	396,935
Advisory Board Co. (The) *	16,927	848,720
Barrett Business Services, Inc.	3,305	188,649
CBIZ, Inc. *	19,514	159,234
CDI Corp.	6,484	89,933
Corporate Executive Board Co. (The)	15,670	972,637
Corporate Resource Services, Inc. *	6,948	13,757
CRA International, Inc. *	4,705	112,355
Exponent, Inc.	6,081	432,238
Franklin Covey Co. *	4,921	92,810
FTI Consulting, Inc. *	18,914	699,061
GP Strategies Corp. *	6,967	189,572
Heidrick & Struggles International, Inc.	8,407	156,959
Hill International, Inc. *	10,852	52,198
Huron Consulting Group, Inc. *	10,916	659,763
ICF International, Inc. *	9,259	320,084
Insperity, Inc.	10,505	335,215
Kelly Services, Inc., Class A	12,670	201,960
Kforce, Inc.	12,573	250,077
Korn/Ferry International *	23,015	677,101
Mistras Group, Inc. *	7,563	159,731
Navigant Consulting, Inc. *	22,869	373,222
On Assignment, Inc. *	25,021	675,817
Paylocity Holding Corp. *(a)	3,843	75,284
Pendrell Corp. *	76,480	112,426
Resources Connection, Inc.	18,001	271,815
RPX Corp. *	24,858	387,785
TriNet Group, Inc. *	7,271	170,141
TrueBlue, Inc. *	19,178	517,614
VSE Corp.	1,966	117,115
WageWorks, Inc. *	16,177	675,228

		10,385,436

Real Estate Investment Trusts (REITs) 8.4%
Acadia Realty Trust	26,501	748,123
AG Mortgage Investment Trust, Inc.	13,545	248,415
Agree Realty Corp.	7,183	210,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Alexander’s, Inc.	976	$354,288
Altisource Residential Corp.	26,582	616,437
American Assets Trust, Inc.	15,708	538,627
American Capital Mortgage Investment Corp.	23,439	467,139
American Realty Capital Healthcare Trust, Inc.	78,836	841,180
American Residential Properties, Inc. *	14,489	262,541
AmREIT, Inc.	9,503	219,899
Anworth Mortgage Asset Corp.	60,728	308,498
Apollo Commercial Real Estate Finance, Inc.	20,723	343,380
Apollo Residential Mortgage, Inc.	14,882	242,577
Ares Commercial Real Estate Corp.	12,834	156,831
Armada Hoffler Properties, Inc.	9,263	87,072
ARMOUR Residential REIT, Inc.	167,193	703,883
Ashford Hospitality Prime, Inc.	8,351	139,044
Ashford Hospitality Trust, Inc.	32,078	369,218
Associated Estates Realty Corp.	27,106	478,963
Aviv REIT, Inc.	8,937	254,258
Campus Crest Communities, Inc.	30,031	240,248
Capstead Mortgage Corp.	43,067	552,980
CareTrust REIT, Inc. *	9,285	158,402
CatchMark Timber Trust, Inc., Class A	8,196	98,352
Cedar Realty Trust, Inc.	35,838	225,779
Chambers Street Properties	110,699	861,238
Chatham Lodging Trust	12,473	264,053
Chesapeake Lodging Trust	23,254	690,179
Colony Financial, Inc.	49,221	1,090,245
CoreSite Realty Corp.	9,864	322,158
Cousins Properties, Inc.	91,351	1,130,925
CubeSmart	66,992	1,219,924
CyrusOne, Inc.	15,246	378,863
CYS Investments, Inc.	76,069	675,493
DCT Industrial Trust, Inc.	151,689	1,187,725
DiamondRock Hospitality Co.	90,840	1,113,698
DuPont Fabros Technology, Inc.	29,747	815,365
Dynex Capital, Inc.	26,239	217,784
EastGroup Properties, Inc.	14,560	907,962
Education Realty Trust, Inc.	53,993	570,166
Empire State Realty Trust, Inc., Class A	42,405	688,657
EPR Properties	24,713	1,332,031
Equity One, Inc.	28,762	667,854
Excel Trust, Inc.	27,265	353,082
FelCor Lodging Trust, Inc.	57,488	601,899
First Industrial Realty Trust, Inc.	51,013	920,785
First Potomac Realty Trust	27,550	363,384
Franklin Street Properties Corp.	42,227	512,636
Geo Group, Inc. (The)	33,457	1,151,255
Getty Realty Corp.	12,237	224,794
Gladstone Commercial Corp.	7,784	135,831
Glimcher Realty Trust	67,734	727,463
Government Properties Income Trust	30,960	722,916
Gramercy Property Trust, Inc.	54,282	320,807
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,816	134,577
Hatteras Financial Corp.	44,208	846,583
Healthcare Realty Trust, Inc.	44,581	1,101,151
Hersha Hospitality Trust	93,802	620,031
Highwoods Properties, Inc.	41,783	1,757,811
Hudson Pacific Properties, Inc.	25,344	648,806
Inland Real Estate Corp.	40,807	421,944
Invesco Mortgage Capital, Inc.	57,134	970,135
Investors Real Estate Trust	49,981	425,838
iStar Financial, Inc. *	38,955	560,173
Kite Realty Group Trust	62,076	378,664
LaSalle Hotel Properties	48,168	1,675,765
Lexington Realty Trust	94,606	1,034,990
LTC Properties, Inc.	16,308	625,086
Mack-Cali Realty Corp.	40,908	863,159
Medical Properties Trust, Inc.	80,372	1,081,807
Monmouth Real Estate Investment Corp.	24,807	255,016
National Health Investors, Inc.	15,180	907,612
New Residential Investment Corp.	131,386	785,688
New York Mortgage Trust, Inc.	42,782	323,004
New York REIT, Inc.	81,601	851,914
One Liberty Properties, Inc.	5,816	120,508
Owens Realty Mortgage, Inc.	4,611	73,822
Parkway Properties, Inc.	32,704	677,954
Pebblebrook Hotel Trust	29,508	1,074,091
Pennsylvania Real Estate Investment Trust	32,055	616,418
PennyMac Mortgage Investment Trust	32,681	699,700
Physicians Realty Trust	15,500	218,240
Potlatch Corp.	18,948	782,552
PS Business Parks, Inc.	9,054	746,955
QTS Realty Trust, Inc., Class A	5,777	157,423
RAIT Financial Trust	37,626	289,720
Ramco-Gershenson Properties Trust	31,676	525,822
Redwood Trust, Inc.	38,473	730,218
Resource Capital Corp.	60,917	335,653
Retail Opportunity Investments Corp.	41,350	638,031
Rexford Industrial Realty, Inc.	12,770	176,609
RLJ Lodging Trust	60,589	1,698,916
Rouse Properties, Inc.	16,943	287,184
Ryman Hospitality Properties, Inc.	20,227	965,839
Sabra Health Care REIT, Inc.	21,957	608,209
Saul Centers, Inc.	4,340	206,888
Select Income REIT	16,805	466,339
Silver Bay Realty Trust Corp.	15,133	244,549
Sovran Self Storage, Inc.	15,290	1,173,049
STAG Industrial, Inc.	23,870	545,191
Starwood Waypoint Residential Trust *	18,021	473,772
Strategic Hotels & Resorts, Inc. *	114,633	1,307,963
Summit Hotel Properties, Inc.	39,746	408,191
Sun Communities, Inc.	19,013	1,000,654
Sunstone Hotel Investors, Inc.	94,484	1,340,728
Terreno Realty Corp.	14,930	279,191
Trade Street Residential, Inc.	8,038	57,070
UMH Properties, Inc.	8,681	86,029
Universal Health Realty Income Trust	5,101	214,548
Urstadt Biddle Properties, Inc., Class A	10,721	219,673
Washington Real Estate Investment Trust	31,138	844,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Western Asset Mortgage Capital Corp.	19,517	$265,431
Whitestone REIT	10,547	157,783
Winthrop Realty Trust	16,666	251,157

		66,271,911

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	22,522	859,665
Altisource Asset Management Corp. *	650	398,463
Altisource Portfolio Solutions SA *(a)	6,730	729,397
AV Homes, Inc. *	5,007	78,059
Consolidated-Tomoka Land Co.	2,053	91,605
Forestar Group, Inc. *	16,205	303,033
Kennedy-Wilson Holdings, Inc.	33,139	775,452
RE/MAX Holdings, Inc., Class A (a)	4,999	146,471
St. Joe Co. (The) *(a)	17,520	400,157
Tejon Ranch Co. *	6,336	181,210

		3,963,512

Road & Rail 0.6%
ArcBest Corp.	11,940	378,856
Celadon Group, Inc.	9,557	202,991
Heartland Express, Inc.	25,076	562,956
Knight Transportation, Inc.	27,560	660,338
Marten Transport Ltd.	11,052	223,692
PAM Transportation Services, Inc. *	1,362	47,343
Patriot Transportation Holding, Inc. *	3,120	103,771
Quality Distribution, Inc. *	12,648	168,851
Roadrunner Transportation Systems, Inc. *	12,834	322,647
Saia, Inc. *	11,343	517,808
Swift Transportation Co. *	39,483	807,427
Universal Truckload Services, Inc.	2,910	70,684
USA Truck, Inc. *(a)	2,781	51,448
Werner Enterprises, Inc.	20,544	504,972
YRC Worldwide, Inc. *	14,538	380,605

		5,004,389

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc. *	18,954	318,806
Alpha & Omega Semiconductor Ltd. *	9,401	86,019
Ambarella, Inc. *(a)	13,342	381,715
Amkor Technology, Inc. *	39,068	345,752
Applied Micro Circuits Corp. *	35,938	300,082
Audience, Inc. *	6,268	59,734
Axcelis Technologies, Inc. *	50,881	89,042
Brooks Automation, Inc.	30,632	311,834
Cabot Microelectronics Corp. *	11,100	446,109
Cascade Microtech, Inc. *	5,750	63,595
Cavium, Inc. *	24,357	1,136,254
CEVA, Inc. *	9,829	139,867
Cirrus Logic, Inc. *	28,639	642,373
Cohu, Inc.	11,549	128,771
Cypress Semiconductor Corp. *(a)	73,096	739,000
Diodes, Inc. *	16,752	427,176
DSP Group, Inc. *	9,915	87,946
Entegris, Inc. *	64,140	736,969
Entropic Communications, Inc. *	41,554	115,936
Exar Corp. *	18,128	174,573
Fairchild Semiconductor International, Inc. *	57,695	878,118
FormFactor, Inc. *	25,571	172,604
GT Advanced Technologies, Inc. *(a)	62,904	870,591
Inphi Corp. *	14,376	219,378
Integrated Device Technology, Inc. *	61,582	884,317
Integrated Silicon Solution, Inc.	13,924	203,569
International Rectifier Corp. *	32,833	815,572
Intersil Corp., Class A	59,083	758,035
IXYS Corp.	11,265	128,646
Kopin Corp. *	30,912	106,028
Lattice Semiconductor Corp. *	54,103	370,064
M/A-COM Technology Solutions Holdings, Inc. *	5,489	109,231
MaxLinear, Inc., Class A *	12,670	120,112
Micrel, Inc.	20,782	217,380
Microsemi Corp. *	43,751	1,049,149
MKS Instruments, Inc.	24,602	781,851
Monolithic Power Systems, Inc.	17,753	732,134
Nanometrics, Inc. *	11,021	171,487
NVE Corp. *	2,256	149,686
OmniVision Technologies, Inc. *	25,898	580,115
PDF Solutions, Inc. *	14,064	269,466
Peregrine Semiconductor Corp. *(a)	12,861	86,683
Pericom Semiconductor Corp. *	10,089	89,086
Photronics, Inc. *	28,437	226,643
PLX Technology, Inc. *	18,812	122,090
PMC-Sierra, Inc. *	80,113	539,160
Power Integrations, Inc.	14,030	755,235
QuickLogic Corp. *(a)	25,295	86,003
Rambus, Inc. *	52,456	603,769
RF Micro Devices, Inc. *(a)	132,019	1,473,332
Rubicon Technology, Inc. *(a)	11,930	89,833
Rudolph Technologies, Inc. *	15,622	143,879
Semtech Corp. *	31,005	692,342
Silicon Image, Inc. *	36,765	183,457
Silicon Laboratories, Inc. *	20,044	816,392
Spansion, Inc., Class A *	27,912	529,491
Synaptics, Inc. *	16,623	1,200,679
Tessera Technologies, Inc.	24,582	624,629
TriQuint Semiconductor, Inc. *	78,934	1,419,233
Ultra Clean Holdings, Inc. *	13,433	116,464
Ultratech, Inc. *	13,030	308,550
Veeco Instruments, Inc. *	18,506	642,343
Vitesse Semiconductor Corp. *	24,251	72,753
Xcerra Corp. *	22,281	208,327

		27,349,459

Software 4.0%
A10 Networks, Inc. *	5,822	62,878
ACI Worldwide, Inc. *	52,395	981,882
Actuate Corp. *	21,641	91,325
Advent Software, Inc.	23,810	772,873
American Software, Inc., Class A	11,127	103,592
Aspen Technology, Inc. *	42,361	1,840,162
AVG Technologies NV *	16,106	273,802
Barracuda Networks, Inc. *	3,666	101,805
Blackbaud, Inc.	21,404	785,741
Bottomline Technologies de, Inc. *	18,189	514,931
BroadSoft, Inc. *	13,247	323,227
Callidus Software, Inc. *	21,207	227,339
Cinedigm Corp., Class A *(a)	34,710	78,792
CommVault Systems, Inc. *	21,798	1,046,740
Compuware Corp.	101,193	920,856
Comverse, Inc. *	10,414	267,431
Covisint Corp. *(a)	3,225	13,480
Cyan, Inc. *(a)	12,089	46,543
Digimarc Corp.	3,018	76,536
Ebix, Inc. (a)	14,282	179,382
Ellie Mae, Inc. *	12,986	372,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
EnerNOC, Inc. *	12,543	$224,771
Epiq Systems, Inc.	14,521	209,393
ePlus, Inc. *	2,313	126,498
Fair Isaac Corp.	15,891	908,171
FleetMatics Group PLC *	17,315	546,981
Gigamon, Inc. *(a)	11,215	129,421
Glu Mobile, Inc. *(a)	41,564	233,174
Guidance Software, Inc. *(a)	8,052	62,322
Guidewire Software, Inc. *	31,386	1,271,133
Imperva, Inc. *	10,372	229,947
Infoblox, Inc. *	25,157	304,903
Interactive Intelligence Group, Inc. *	7,748	351,527
Jive Software, Inc. *(a)	19,966	158,131
Kofax Ltd. *(a)	34,677	248,981
Manhattan Associates, Inc. *	34,836	1,022,785
Mavenir Systems, Inc. *	4,392	49,586
Mentor Graphics Corp.	44,593	880,712
MicroStrategy, Inc., Class A *	4,169	596,709
Model N, Inc. *	9,105	89,593
Monotype Imaging Holdings, Inc.	18,245	545,343
NetScout Systems, Inc. *	16,748	712,292
Park City Group, Inc. *	4,234	44,499
Paycom Software, Inc. *	2,908	37,164
Pegasystems, Inc.	16,437	351,259
Progress Software Corp. *	23,840	552,611
Proofpoint, Inc. *	17,037	600,895
PROS Holdings, Inc. *	10,959	280,770
QAD, Inc., Class A	2,804	52,996
Qlik Technologies, Inc. *	41,531	1,098,910
Qualys, Inc. *	9,139	218,331
Rally Software Development Corp. *	11,454	116,487
RealPage, Inc. *(a)	23,935	385,473
Rosetta Stone, Inc. *	9,619	92,727
Rubicon Project, Inc. (The) *	3,589	42,745
Sapiens International Corp. NV *	11,038	79,694
Seachange International, Inc. *	15,554	116,499
Silver Spring Networks, Inc. *	16,146	172,439
SS&C Technologies Holdings, Inc. *	31,341	1,357,379
Synchronoss Technologies, Inc. *	16,300	658,683
Take-Two Interactive Software, Inc. *	45,806	1,025,138
Tangoe, Inc. *	17,786	245,447
TeleCommunication Systems, Inc., Class A *	22,315	70,292
Telenav, Inc. *	11,961	59,446
TiVo, Inc. *	53,329	717,808
Tyler Technologies, Inc. *	15,201	1,379,187
Ultimate Software Group, Inc. (The) *	13,056	1,761,385
Varonis Systems, Inc. *(a)	2,610	55,019
VASCO Data Security International, Inc. *	13,797	187,225
Verint Systems, Inc. *	27,434	1,287,752
VirnetX Holding Corp. *(a)	19,782	276,552
Vringo, Inc. *	33,092	107,880
Zendesk, Inc. *(a)	5,251	91,315

		31,508,655

Specialty Retail 3.0%
Aeropostale, Inc. *(a)	36,533	121,290
American Eagle Outfitters, Inc. (a)	90,423	963,909
America’s Car-Mart, Inc. *	3,646	136,506
Ann, Inc. *	21,607	794,057
Asbury Automotive Group, Inc. *	14,101	952,240
Barnes & Noble, Inc. *	19,003	395,642
bebe stores, inc.	14,721	41,366
Big 5 Sporting Goods Corp.	8,368	82,927
Brown Shoe Co., Inc.	20,090	566,337
Buckle, Inc. (The) (a)	13,025	579,612
Build-A-Bear Workshop, Inc. *	5,592	58,996
Cato Corp. (The), Class A	12,536	386,861
Children’s Place, Inc. (The)	10,201	512,090
Christopher & Banks Corp. *	17,097	146,179
Citi Trends, Inc. *	7,048	142,017
Conn’s, Inc. *(a)	12,822	512,880
Container Store Group, Inc. (The) *(a)	7,930	166,768
Destination Maternity Corp.	6,354	120,917
Destination XL Group, Inc. *	15,866	84,883
Express, Inc. *	39,014	607,058
Finish Line, Inc. (The), Class A	22,069	580,194
Five Below, Inc. *(a)	25,156	921,213
Francesca’s Holdings Corp. *(a)	19,613	250,654
Genesco, Inc. *	10,997	838,741
Group 1 Automotive, Inc.	11,173	825,908
Guess?, Inc.	28,483	740,843
Haverty Furniture Cos., Inc.	9,408	209,140
hhgregg, Inc. *	5,564	39,560
Hibbett Sports, Inc. *	12,003	599,070
Kirkland’s, Inc. *	6,631	124,729
Lithia Motors, Inc., Class A	10,513	934,080
Lumber Liquidators Holdings, Inc. *(a)	12,712	689,245
MarineMax, Inc. *	11,493	191,588
Mattress Firm Holding Corp. *(a)	6,894	321,260
Men’s Wearhouse, Inc. (The)	22,067	1,110,411
Monro Muffler Brake, Inc.	14,533	738,131
New York & Co., Inc. *	13,307	44,845
Office Depot, Inc. *	246,688	1,235,907
Outerwall, Inc. *(a)	9,456	520,269
Pacific Sunwear of California, Inc. *	22,785	46,254
Pep Boys-Manny, Moe & Jack (The) *	24,721	261,548
Pier 1 Imports, Inc.	43,828	660,050
Rent-A-Center, Inc.	24,429	584,830
Restoration Hardware Holdings, Inc. *	14,397	1,177,531
Sears Hometown and Outlet Stores, Inc. *	5,396	102,308
Select Comfort Corp. *	25,192	508,878
Shoe Carnival, Inc.	6,990	124,422
Sonic Automotive, Inc., Class A	18,452	448,753
Sportsman’s Warehouse Holdings, Inc. *	4,360	25,244
Stage Stores, Inc.	14,681	264,552
Stein Mart, Inc.	12,875	167,117
Systemax, Inc. *	5,128	70,100
Tile Shop Holdings, Inc. *(a)	13,169	133,139
Tilly’s, Inc., Class A *	5,110	38,683
Vitamin Shoppe, Inc. *	14,267	608,488
West Marine, Inc. *	7,836	67,233
Winmark Corp.	1,082	70,838
Zumiez, Inc. *	9,636	268,363

		23,916,654

Technology Hardware, Storage & Peripherals 0.4%
Cray, Inc. *(a)	18,700	495,924
Dot Hill Systems Corp. *	27,327	107,395
Eastman Kodak Co. *	8,250	195,030
Electronics For Imaging, Inc. *	21,421	944,023
Immersion Corp. *	13,280	181,272
Intevac, Inc. *	10,350	65,619
Nimble Storage, Inc. *	4,296	111,180

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals (continued)
QLogic Corp. *	40,519	$368,723
Quantum Corp. *	101,346	126,683
Silicon Graphics International Corp. *(a)	16,127	153,368
Super Micro Computer, Inc. *	15,830	414,271
Violin Memory, Inc. *(a)	36,745	145,510

		3,308,998

Textiles, Apparel & Luxury Goods 1.0%
Columbia Sportswear Co.	6,231	465,830
Crocs, Inc. *	40,324	639,942
Culp, Inc.	3,938	71,357
G-III Apparel Group Ltd. *	8,756	680,079
Iconix Brand Group, Inc. *	21,052	889,026
Movado Group, Inc.	8,427	344,917
Oxford Industries, Inc.	6,672	397,451
Perry Ellis International, Inc. *	5,617	103,353
Quiksilver, Inc. *	63,274	189,189
RG Barry Corp.	4,581	86,535
Sequential Brands Group, Inc. *(a)	7,682	92,414
Skechers U.S.A., Inc., Class A *	17,990	938,538
Steven Madden Ltd. *	26,829	854,504
Tumi Holdings, Inc. *	23,316	491,501
Unifi, Inc. *	6,713	192,260
Vera Bradley, Inc. *(a)	10,101	200,303
Vince Holding Corp. *	5,225	176,553
Wolverine World Wide, Inc.	46,755	1,134,276

		7,948,028

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	39,975	514,878
Bank Mutual Corp.	21,758	131,201
BankFinancial Corp.	9,088	92,879
BBX Capital Corp., Class A *	3,848	69,572
Beneficial Mutual Bancorp, Inc. *	13,369	174,866
Berkshire Hills Bancorp, Inc.	11,698	282,741
BofI Holding, Inc. *	6,562	489,460
Brookline Bancorp, Inc.	32,837	296,518
Capitol Federal Financial, Inc.	65,827	770,176
Charter Financial Corp.	10,685	117,001
Clifton Bancorp, Inc.	11,351	140,298
Dime Community Bancshares, Inc.	15,255	230,656
ESB Financial Corp.	6,075	75,512
Essent Group Ltd. *	19,194	349,523
EverBank Financial Corp.	41,780	793,820
Federal Agricultural Mortgage Corp., Class C	4,929	143,680
First Defiance Financial Corp.	4,528	122,301
First Financial Northwest, Inc.	6,987	73,503
Flagstar Bancorp, Inc. *	9,351	171,123
Fox Chase Bancorp, Inc.	5,757	96,833
Franklin Financial Corp. *	4,456	88,630
Home Loan Servicing Solutions Ltd.	32,598	697,597
HomeStreet, Inc.	6,581	114,773
Kearny Financial Corp. *	6,525	98,332
Ladder Capital Corp., Class A *	7,245	127,512
Meridian Bancorp, Inc. *	9,730	105,667
Meta Financial Group, Inc.	2,848	104,806
MGIC Investment Corp. *	156,630	1,157,496
NASB Financial, Inc.	1,815	40,837
NMI Holdings, Inc., Class A *	23,040	230,170
Northfield Bancorp, Inc.	24,455	312,046
Northwest Bancshares, Inc.	43,318	537,143
OceanFirst Financial Corp.	6,304	100,297
Oritani Financial Corp.	21,296	315,181
PennyMac Financial Services, Inc., Class A *	6,054	91,597
Provident Financial Services, Inc.	27,723	463,251
Radian Group, Inc.	88,282	1,117,650
Stonegate Mortgage Corp. *(a)	6,405	82,432
Territorial Bancorp, Inc.	4,140	83,214
Tree.com, Inc. *	2,851	72,757
TrustCo Bank Corp.	43,990	289,894
United Community Financial Corp.	22,702	97,619
United Financial Bancorp, Inc.	24,279	307,858
Walker & Dunlop, Inc. *	8,326	113,650
Washington Federal, Inc.	46,551	975,709
Waterstone Financial, Inc.	15,618	172,267
WSFS Financial Corp.	4,005	286,718

		13,321,644

Tobacco 0.2%
22nd Century Group, Inc. *(a)	18,780	44,884
Alliance One International, Inc. *	41,014	93,102
Universal Corp.	10,685	554,872
Vector Group Ltd. (a)	30,394	623,989

		1,316,847

Trading Companies & Distributors 0.9%
Aceto Corp.	13,270	222,405
Aircastle Ltd.	29,776	534,479
Applied Industrial Technologies, Inc.	19,293	934,939
Beacon Roofing Supply, Inc. *	22,835	631,159
CAI International, Inc. *	8,049	153,655
DXP Enterprises, Inc. *	5,988	425,328
Erickson, Inc. *(a)	2,741	40,101
General Finance Corp. *	4,687	41,761
H&E Equipment Services, Inc. *	14,372	519,979
Houston Wire & Cable Co.	8,128	97,617
Kaman Corp.	12,645	505,927
Rush Enterprises, Inc., Class A *	15,756	555,084
Stock Building Supply Holdings, Inc. *	6,576	97,062
TAL International Group, Inc. *	15,771	697,078
Textainer Group Holdings Ltd.	9,923	362,884
Titan Machinery, Inc. *(a)	8,046	117,954
Watsco, Inc.	11,906	1,066,421

		7,003,833

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc. *	24,040	455,558

Water Utilities 0.2%
American States Water Co.	17,971	549,014
Artesian Resources Corp., Class A	3,632	79,141
California Water Service Group	22,084	502,853
Connecticut Water Service, Inc.	5,119	163,245

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Water Utilities (continued)
Middlesex Water Co.	7,515	$152,705
SJW Corp.	7,305	195,847
York Water Co. (The)	5,986	113,913

		1,756,718

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc. *	10,383	63,440
NTELOS Holdings Corp.(a)	7,711	92,841
RingCentral, Inc., Class A *(a)	12,954	193,403
Shenandoah Telecommunications Co.	11,113	307,941
Spok Holdings, Inc.	10,097	151,152

		808,777

Total Common Stocks (cost $592,878,435)		758,933,717

Right 0.0% †

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0% †
Leap Wireless International, Inc. *(b)	25,203	63,511

Total Right (cost $ —)		63,511

Warrant 0.0% †

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0% †
Magnum Hunter Resources Corp., expiring 04/15/16 *(a)(b)	7,307	0

Total Warrant (cost $ —)		0

Mutual Fund 1.0%

	Shares	Market Value
Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)(d)	8,167,624	8,167,624

Total Mutual Fund (cost $8,167,624)		8,167,624

Repurchase Agreement 9.6%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $75,426,111, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $76,965,782. (d)	$75,425,985	$75,425,985

Total Repurchase Agreement (cost $75,425,985)		75,425,985

Total Investments (cost $676,472,044) (e) — 107.2%		842,590,837
Liabilities in excess of other assets — (7.2%)		(56,571,354)

NET ASSETS — 100.0%		$786,019,483

Amount designated as — is zero or has been rounded to zero.

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $81,379,575.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of July 31, 2014.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $83,593,609.
(e)	At July 31, 2014, the tax basis cost of the Fund’s investments was $699,414,431, tax unrealized appreciation and depreciation were $179,812,649 and $(36,636,243), respectively.
†	Amount rounds to less than 0.1%

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

At July 31, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
241	Russell 2000 Mini Future	09/19/14	$26,912,470	$(973,069)

At July 31, 2014, the Fund has $1,256,000 segregated as collateral with the broker for open futures contracts.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$12,832,528	$—	$—	$12,832,528
Air Freight & Logistics	3,637,463	—	—	3,637,463
Airlines	2,753,079	—	—	2,753,079
Auto Components	9,086,826	—	—	9,086,826
Automobiles	298,121	—	—	298,121
Banks	56,666,513	—	—	56,666,513
Beverages	1,144,234	—	—	1,144,234
Biotechnology	38,335,368	—	—	38,335,368
Building Products	5,185,249	—	—	5,185,249
Capital Markets	11,954,353	—	—	11,954,353
Chemicals	18,072,133	—	—	18,072,133
Commercial Services & Supplies	16,137,435	—	—	16,137,435
Communications Equipment	12,434,822	—	—	12,434,822
Construction & Engineering	6,097,104	—	—	6,097,104

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Construction Materials	$588,620	$—	$—	$588,620
Consumer Finance	5,331,368	—	—	5,331,368
Containers & Packaging	3,213,138	—	—	3,213,138
Distributors	1,798,117	—	—	1,798,117
Diversified Consumer Services	8,184,310	—	—	8,184,310
Diversified Financial Services	2,188,435	—	—	2,188,435
Diversified Telecommunication Services	5,170,738	—	—	5,170,738
Electric Utilities	10,817,971	—	—	10,817,971
Electrical Equipment	8,484,217	—	—	8,484,217
Electronic Equipment, Instruments & Components	20,734,046	—	—	20,734,046
Energy Equipment & Services	14,994,073	—	—	14,994,073
Food & Staples Retailing	7,469,121	—	—	7,469,121
Food Products	11,528,606	—	—	11,528,606
Gas Utilities	7,651,503	—	—	7,651,503
Health Care Equipment & Supplies	24,048,888	—	—	24,048,888
Health Care Providers & Services	19,357,061	—	—	19,357,061
Health Care Technology	4,157,239	—	—	4,157,239
Hotels, Restaurants & Leisure	21,115,845	—	—	21,115,845
Household Durables	8,486,820	—	—	8,486,820
Household Products	1,258,057	—	—	1,258,057
Independent Power and Renewable Electricity Producers	2,212,697	—	—	2,212,697
Industrial Conglomerates	467,185	—	—	467,185
Information Technology Services	18,076,362	—	—	18,076,362
Insurance	18,789,917	—	—	18,789,917
Internet & Catalog Retail	3,813,184	—	—	3,813,184
Internet Software & Services	20,131,231	—	—	20,131,231
Leisure Products	3,727,377	—	—	3,727,377
Life Sciences Tools & Services	3,540,191	32,427	—	3,572,618
Machinery	24,975,473	—	—	24,975,473
Marine	1,816,540	—	—	1,816,540
Media	10,825,129	—	—	10,825,129
Metals & Mining	10,826,742	—	—	10,826,742
Multiline Retail	1,092,890	—	—	1,092,890
Multi-Utilities	2,772,749	—	—	2,772,749
Oil, Gas & Consumable Fuels	31,524,390	—	—	31,524,390
Paper & Forest Products	5,614,709	—	—	5,614,709
Personal Products	1,310,632	—	—	1,310,632
Pharmaceuticals	11,850,072	—	—	11,850,072
Professional Services	10,385,436	—	—	10,385,436
Real Estate Investment Trusts (REITs)	66,271,911	—	—	66,271,911
Real Estate Management & Development	3,963,512	—	—	3,963,512
Road & Rail	5,004,389	—	—	5,004,389
Semiconductors & Semiconductor Equipment	27,349,459	—	—	27,349,459
Software	31,508,655	—	—	31,508,655
Specialty Retail	23,916,654	—	—	23,916,654
Technology Hardware, Storage & Peripherals	3,308,998	—	—	3,308,998
Textiles, Apparel & Luxury Goods	7,948,028	—	—	7,948,028
Thrifts & Mortgage Finance	13,321,644	—	—	13,321,644
Tobacco	1,316,847	—	—	1,316,847
Trading Companies & Distributors	7,003,833	—	—	7,003,833
Transportation Infrastructure	455,558	—	—	455,558
Water Utilities	1,756,718	—	—	1,756,718
Wireless Telecommunication Services	808,777	—	—	808,777

Total Common Stocks	$758,901,290	$32,427	$—	$758,933,717

Mutual Fund	8,167,624	—	—	8,167,624
Repurchase Agreement	—	75,425,985	—	75,425,985
Right	—	—	63,511	63,511
Warrant	—	—	—	—

Total Assets	$767,068,914	$75,458,412	$63,511	$842,590,837

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(973,069)	$—	$—	$(973,069)

Total Liabilities	$(973,069)	$—	$—	$(973,069)

Total	$766,095,845	$75,458,412	$63,511	$841,617,768

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Cap Index Fund

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/13	$—	$—	$—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	63,511	63,511
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 07/31/14	$—	$63,511	$63,511

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(973,069)

Total		$(973,069)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 98.5%

	Shares	Market Value
Biotechnology 2.9%
Incyte Corp. *	31,267	$1,487,371

Chemicals 3.0%
Balchem Corp.	30,554	1,527,700

Electronic Equipment, Instruments & Components 14.6%
Cognex Corp. *	54,670	2,240,377
Dolby Laboratories, Inc., Class A *	6,641	296,454
DTS, Inc. *	10,328	186,834
FEI Co.	22,393	1,715,304
FLIR Systems, Inc.	15,250	507,520
Measurement Specialties, Inc. *	29,950	2,575,400

		7,521,889

Energy Equipment & Services 4.5%
CARBO Ceramics, Inc. (a)	12,565	1,564,845
Geospace Technologies Corp. *	18,707	752,770

		2,317,615

Health Care Equipment & Supplies 16.9%
Abaxis, Inc.	42,001	1,991,268
Cantel Medical Corp.	54,455	1,825,876
Cyberonics, Inc. *	10,673	634,723
Meridian Bioscience, Inc.	56,924	1,121,972
Neogen Corp. *	46,584	2,033,858
Quidel Corp. *	47,005	1,122,009

		8,729,706

Health Care Technology 9.0%
MedAssets, Inc. *	57,340	1,217,902
Medidata Solutions, Inc. *	54,885	2,461,043
Quality Systems, Inc.	24,542	380,646
Vocera Communications, Inc. *	46,647	586,353

		4,645,944

Internet Software & Services 2.9%
NIC, Inc.	88,462	1,492,354

Life Sciences Tools & Services 5.1%
Bruker Corp. *	20,513	466,260
Techne Corp.	23,184	2,163,531

		2,629,791

Machinery 5.5%
Dynamic Materials Corp.	23,233	475,812
Proto Labs, Inc. *	8,592	695,952
Sun Hydraulics Corp.	45,782	1,670,127

		2,841,891

Semiconductors & Semiconductor Equipment 2.7%
Diodes, Inc. *	55,153	1,406,401

Software 31.4%
ACI Worldwide, Inc. *	99,528	1,865,155
American Software, Inc., Class A	64,953	604,712
ANSYS, Inc. *	25,283	1,945,274
Blackbaud, Inc.	51,113	1,876,358
Concur Technologies, Inc. *	16,929	1,573,720
EnerNOC, Inc. *	11,995	214,950
Manhattan Associates, Inc. *	58,861	1,728,159
NetScout Systems, Inc. *	51,096	2,173,113
Nuance Communications, Inc. *	31,162	566,525
PROS Holdings, Inc. *	53,597	1,373,155
Rovi Corp. *	11,642	272,074
Tyler Technologies, Inc. *	21,687	1,967,662

		16,160,857

Total Common Stocks (cost $46,509,994)		50,761,519

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (b)(c)	174,195	174,195

Total Mutual Fund (cost $174,195)		174,195

Repurchase Agreement 3.1%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $1,608,652, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $1,641,489. (c)	$1,608,649	1,608,649

Total Repurchase Agreement (cost $1,608,649)		1,608,649

Total Investments (cost $48,292,838) (d) — 101.9%		52,544,363
Liabilities in excess of other assets — (1.9%)		(968,186)

NET ASSETS — 100.0%		$51,576,177

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $1,746,069.
(b)	Represents 7-day effective yield as of July 31, 2014.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Company Growth Fund

(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $1,782,844.
(d)	At July 31, 2014, the tax basis cost of the Fund’s investments was $48,292,838, tax unrealized appreciation and depreciation were $6,751,842 and $(2,500,317), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$50,761,519	$—	$—	$50,761,519
Mutual Fund	174,195	—	—	174,195
Repurchase Agreement	—	1,608,649	—	1,608,649

Total	$50,935,714	$1,608,649	$—	$52,544,363

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.5%

	Shares	Market Value
Aerospace & Defense 1.9%
AAR Corp.	7,515	$202,154
Aerovironment, Inc. *	5,562	175,147
Alliant Techsystems, Inc.	1,445	187,749
Allied Defense Group, Inc. (The) *(a)(b)	400	0
American Science & Engineering, Inc.	640	40,192
CPI Aerostructures, Inc. *	2,037	24,138
Curtiss-Wright Corp.	4,970	315,645
DigitalGlobe, Inc. *	14,495	379,044
Ducommun, Inc. *	2,494	68,959
Engility Holdings, Inc. *	5,302	183,237
Esterline Technologies Corp. *	4,536	492,383
Innovative Solutions & Support, Inc. *	1,501	8,931
Kratos Defense & Security Solutions, Inc. *	19,461	142,065
LMI Aerospace, Inc. *	1,878	24,583
Moog, Inc., Class A *	899	59,352
National Presto Industries, Inc.	200	12,820
Orbital Sciences Corp. *	14,597	374,705
SIFCO Industries, Inc.	425	11,896
Sparton Corp. *	1,053	29,105
Triumph Group, Inc.	4,760	301,546

		3,033,651

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc. *	12,644	96,980
Atlas Air Worldwide Holdings, Inc. *	6,677	228,487
Echo Global Logistics, Inc. *	2,925	64,379
Hub Group, Inc., Class A *	2,314	106,861
UTi Worldwide, Inc. *	7,920	74,923
XPO Logistics, Inc. *(c)	444	13,715

		585,345

Airlines 0.8%
Alaska Air Group, Inc.	6,864	301,810
Hawaiian Holdings, Inc. *	17,790	247,815
JetBlue Airways Corp. *	49,412	529,696
Republic Airways Holdings, Inc. *	13,806	137,232
SkyWest, Inc.	8,410	89,903

		1,306,456

Auto Components 0.8%
Cooper Tire & Rubber Co.	8,201	236,927
Cooper-Standard Holding, Inc. *	249	15,438
Dorman Products, Inc. *	1,075	46,633
Federal-Mogul Holdings Corp. *	18,136	289,088
Fuel Systems Solutions, Inc. *	4,655	48,877
Modine Manufacturing Co. *	9,040	124,481
Motorcar Parts of America, Inc. *	1,000	22,260
Remy International, Inc.	560	12,421
Shiloh Industries, Inc. *	1,847	31,399
Spartan Motors, Inc.	7,133	30,672
Standard Motor Products, Inc.	5,312	191,498
Stoneridge, Inc. *	8,726	95,724
Strattec Security Corp.	300	18,849
Superior Industries International, Inc.	4,675	87,469
Sypris Solutions, Inc.	836	3,963

		1,255,699

Banks 8.5%
1st Source Corp.	3,845	109,160
1st United Bancorp, Inc.	3,129	26,127
Access National Corp.	576	9,216
American National Bankshares, Inc.	1,325	28,501
Ameris Bancorp	2,980	65,083
AmeriServ Financial, Inc.	1,800	5,724
Arrow Financial Corp.	415	10,541
Associated Banc-Corp.	22,043	395,011
Banc of California, Inc.	1,616	19,182
BancFirst Corp.	984	59,926
Bancorp, Inc. *	4,545	43,177
BancorpSouth, Inc.	8,554	178,522
Bank of Commerce Holdings	1,636	10,356
Bank of Kentucky Financial Corp. (The)	171	5,908
Banner Corp.	3,228	129,895
Bar Harbor Bankshares	424	11,575
BBCN Bancorp, Inc.	8,440	126,769
BCB Bancorp, Inc.	221	2,884
Boston Private Financial Holdings, Inc.	7,814	97,519
Bryn Mawr Bank Corp.	1,022	30,149
C&F Financial Corp.	177	6,066
Camden National Corp.	1,018	36,068
Capital Bank Financial Corp., Class A *	1,138	25,924
Capital City Bank Group, Inc.	2,100	28,203
Cardinal Financial Corp.	3,473	61,333
Cascade Bancorp *	3,522	19,089
Cathay General Bancorp	13,982	357,799
Centerstate Banks, Inc.	4,190	43,660
Central Pacific Financial Corp.	2,379	42,584
Century Bancorp, Inc., Class A	429	15,024
Chemical Financial Corp.	1,317	36,349
City Holding Co.	1,872	77,969
CoBiz Financial, Inc.	5,513	62,407
Columbia Banking System, Inc.	3,455	88,068
Community Bank System, Inc.	4,100	144,443
Community Bankers Trust Corp. *	300	1,302
Community Trust Bancorp, Inc.	2,544	89,015
ConnectOne Bancorp, Inc.	2,039	38,741
Customers Bancorp, Inc. *	1,678	31,815
CVB Financial Corp.	779	11,911
Enterprise Bancorp, Inc.	332	6,510
Enterprise Financial Services Corp.	1,963	34,254
Fidelity Southern Corp.	1,343	18,600
Financial Institutions, Inc.	1,239	27,506
First Bancorp	2,007	32,273
First Bancorp, Inc.	1,541	25,288
First BanCorp, Puerto Rico *	24,289	124,845
First Busey Corp.	9,809	54,440

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
First Citizens BancShares, Inc., Class A	513	$114,065
First Commonwealth Financial Corp.	30,302	259,385
First Community Bancshares, Inc.	4,898	72,050
First Connecticut Bancorp, Inc.	935	13,913
First Financial Bancorp	3,773	61,651
First Financial Corp.	2,217	67,973
First Horizon National Corp.	12,344	145,412
First Interstate BancSystem, Inc.	1,151	30,041
First Merchants Corp.	7,005	139,610
First Midwest Bancorp, Inc.	8,912	144,374
First NBC Bank Holding Co. *	816	25,941
First Niagara Financial Group, Inc.	42,634	366,652
First South Bancorp, Inc.	1,350	10,314
FirstMerit Corp.	600	10,560
Flushing Financial Corp.	3,341	62,076
FNB Corp.	12,066	148,412
Fulton Financial Corp.	21,696	246,033
German American Bancorp, Inc.	805	20,809
Glacier Bancorp, Inc.	900	23,832
Great Southern Bancorp, Inc.	1,161	36,200
Guaranty Bancorp	1,040	13,520
Hancock Holding Co.	713	23,130
Hanmi Financial Corp.	5,805	122,602
Heartland Financial USA, Inc.	1,847	44,014
Heritage Commerce Corp.	4,960	39,680
Heritage Financial Corp.	1,309	20,826
HomeTrust Bancshares, Inc. *	1,026	15,605
Horizon Bancorp	587	12,515
Hudson Valley Holding Corp.	1,861	32,363
IBERIABANK Corp.	6,915	453,693
Independent Bank Corp.	2,428	79,804
International Bancshares Corp.	14,074	356,776
Intervest Bancshares Corp.	2,354	18,785
Lakeland Bancorp, Inc.	4,689	47,078
Lakeland Financial Corp.	1,660	60,407
LNB Bancorp, Inc.	1,100	13,321
Macatawa Bank Corp.	3,062	14,391
MainSource Financial Group, Inc.	4,606	75,216
MB Financial, Inc.	8,210	221,177
MBT Financial Corp. *	2,346	11,965
Mercantile Bank Corp.	1,351	25,831
Merchants Bancshares, Inc.	662	19,238
Metro Bancorp, Inc. *	1,907	43,766
MidSouth Bancorp, Inc.	770	15,015
MidWestOne Financial Group, Inc.	67	1,574
National Bank Holdings Corp., Class A	4,154	82,291
National Penn Bancshares, Inc.	13,300	136,990
NBT Bancorp, Inc.	647	15,120
NewBridge Bancorp *	2,450	18,350
North Valley Bancorp *	78	1,641
Northrim BanCorp, Inc.	444	10,878
OFG Bancorp	11,383	181,673
Ohio Valley Banc Corp.	475	10,801
Old National Bancorp	6,911	92,469
Old Second Bancorp, Inc. *	1,500	7,260
OmniAmerican Bancorp, Inc.	1,963	48,506
Pacific Continental Corp.	1,758	23,627
Pacific Mercantile Bancorp *	1,000	7,020
Pacific Premier Bancorp, Inc. *	1,418	20,277
PacWest Bancorp	6,184	257,687
Park National Corp. (c)	600	45,204
Park Sterling Corp.	4,473	30,685
Peapack Gladstone Financial Corp.	1,492	27,602
Penns Woods Bancorp, Inc.	343	14,718
Peoples Bancorp of North Carolina, Inc.	645	10,597
Peoples Bancorp, Inc.	2,725	63,574
Pinnacle Financial Partners, Inc.	6,100	225,700
Popular, Inc. *	9,036	288,248
Preferred Bank, Los Angeles *	1,261	27,982
Premier Financial Bancorp, Inc.	658	10,291
PrivateBancorp, Inc.	12,137	349,546
Renasant Corp.	5,104	144,954
Republic Bancorp, Inc., Class A	3,383	78,689
Republic First Bancorp, Inc. *	1,723	7,581
S&T Bancorp, Inc.	2,638	64,182
Sandy Spring Bancorp, Inc.	3,659	85,657
Seacoast Banking Corp. of Florida *	1,513	15,660
Sierra Bancorp	1,950	30,810
Simmons First National Corp., Class A	1,967	77,952
South State Corp.	1,239	71,998
Southern Community Financial Corp. *(a)	1,400	1,288
Southern National Bancorp of Virginia, Inc.	49	527
Southside Bancshares, Inc. (c)	1,349	39,539
Southwest Bancorp, Inc.	3,100	47,802
Sterling Bancorp	9,271	110,325
Stock Yards Bancorp, Inc.	1,952	57,135
Suffolk Bancorp *	3,029	61,337
Sun Bancorp, Inc. *	7,969	29,963
Susquehanna Bancshares, Inc.	59,329	603,969
Synovus Financial Corp.	19,816	466,667
Taylor Capital Group, Inc. *	1,119	23,857
TCF Financial Corp.	11,901	188,155
Tompkins Financial Corp.	1,730	76,950
Towne Bank	2,102	31,068
TriCo Bancshares	1,762	39,416
TriState Capital Holdings, Inc. *	2,427	23,760
Trustmark Corp.	5,620	129,429
UMB Financial Corp.	1,400	79,282
Umpqua Holdings Corp.	3,427	57,985
Union Bankshares Corp.	7,719	184,330
United Bankshares, Inc.	4,156	133,324
United Community Banks, Inc.	1,585	26,232
United Security Bancshares *	281	1,643
Univest Corp. of Pennsylvania	1,717	32,486
ViewPoint Financial Group, Inc.	3,427	86,155
Washington Trust Bancorp, Inc.	2,038	70,107
Webster Financial Corp.	10,981	314,825
WesBanco, Inc.	4,836	144,500
West Bancorporation, Inc.	1,619	23,573
Western Alliance Bancorp *	8,117	185,879
Wilshire Bancorp, Inc.	11,339	106,813
Wintrust Financial Corp.	10,763	498,650
Yadkin Financial Corp. *	666	12,361
Zions Bancorporation	21,093	607,900

		13,771,758

Beverages 0.2%
Coca-Cola Bottling Co. Consolidated	840	58,649

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Beverages (continued)
Constellation Brands, Inc., Class A *	1,488	$123,891
Craft Brew Alliance, Inc. *	2,481	27,837
MGP Ingredients, Inc.	4,229	34,043
Primo Water Corp. *	2,200	10,208

		254,628

Biotechnology 0.2%
AMAG Pharmaceuticals, Inc. *	1,700	32,453
ArQule, Inc. *	2,846	3,871
Biota Pharmaceuticals, Inc. *	2,100	6,741
Emergent Biosolutions, Inc. *	8,785	193,270
Enzon Pharmaceuticals, Inc.	2,902	3,105
Harvard Apparatus Regenerative Technology, Inc. *	2,218	16,280
MediciNova, Inc. *	1,469	2,938
Rigel Pharmaceuticals, Inc. *	9,148	29,914
Targacept, Inc. *	9,300	25,947

		314,519

Building Products 0.8%
American Woodmark Corp. *	389	11,437
Apogee Enterprises, Inc.	2,978	96,636
Gibraltar Industries, Inc. *	5,968	87,670
Griffon Corp.	13,926	149,983
Insteel Industries, Inc.	3,880	71,198
Owens Corning, Inc.	13,301	452,899
Quanex Building Products Corp.	11,782	201,354
Simpson Manufacturing Co., Inc.	5,368	163,241
Universal Forest Products, Inc.	2,109	92,332

		1,326,750

Capital Markets 1.7%
American Capital Ltd. *	63,170	957,657
Calamos Asset Management, Inc., Class A	4,093	48,543
Capital Southwest Corp.	2,433	85,252
Cowen Group, Inc., Class A *	35,110	140,440
GFI Group, Inc.	17,572	79,601
Harris & Harris Group, Inc. *	5,889	18,374
ICG Group, Inc. *	4,315	73,010
INTL. FCStone, Inc. *	1,664	32,614
Investment Technology Group, Inc. *	2,997	54,815
Janus Capital Group, Inc.	36,073	410,872
JMP Group, Inc.	3,774	25,437
KCG Holdings, Inc., Class A *	2,674	30,537
Legg Mason, Inc.	11,401	540,978
MCG Capital Corp.	8,170	32,435
Medallion Financial Corp.	3,152	35,113
Oppenheimer Holdings, Inc., Class A	1,226	27,977
Piper Jaffray Cos. *	700	36,120
Safeguard Scientifics, Inc. *	3,366	66,815
SWS Group, Inc. *	3,400	24,344

		2,720,934

Chemicals 2.0%
A. Schulman, Inc.	5,552	220,636
American Vanguard Corp.	3,565	45,240
Axiall Corp.	6,301	269,872
Cabot Corp.	5,397	282,749
Calgon Carbon Corp. *	711	15,073
Chase Corp.	918	30,982
Chemtura Corp. *	9,364	217,807
Codexis, Inc. *	1,324	2,780
Core Molding Technologies, Inc. *	1,940	25,705
FutureFuel Corp.	4,447	70,085
H.B. Fuller Co.	3,727	166,411
Hawkins, Inc.	562	19,249
Innophos Holdings, Inc.	452	27,314
Innospec, Inc.	2,511	100,967
KMG Chemicals, Inc.	1,276	21,399
Kraton Performance Polymers, Inc. *	4,878	100,536
Landec Corp. *	5,776	70,525
LSB Industries, Inc. *	1,498	57,688
Minerals Technologies, Inc.	4,564	265,031
Northern Technologies International Corp. *	600	12,180
Olin Corp.	16,972	450,946
OM Group, Inc.	5,533	156,418
OMNOVA Solutions, Inc. *	4,209	33,967
Penford Corp. *	2,500	30,700
PolyOne Corp.	592	22,466
Sensient Technologies Corp.	4,700	246,750
Taminco Corp. *	511	10,680
Trecora Resources *	2,353	28,283
Tredegar Corp.	1,193	23,311
Tronox Ltd., Class A	5,799	153,905
Zep, Inc.	702	10,944

		3,190,599

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	14,604	359,404
ACCO Brands Corp. *	9,359	61,957
Acme United Corp.	200	3,400
AMREP Corp. *	216	1,235
ARC Document Solutions, Inc. *	7,416	40,417
Brady Corp., Class A	4,000	104,600
Courier Corp.	2,636	34,400
Covanta Holding Corp.	8,288	169,241
Ennis, Inc.	3,361	47,659
Fuel Tech, Inc. *	2,542	12,786
G&K Services, Inc., Class A	1,400	67,326
InnerWorkings, Inc. *	4,148	33,806
Intersections, Inc.	2,600	9,594
Kimball International, Inc., Class B	9,688	152,780
McGrath RentCorp	4,030	139,236
Metalico, Inc. *	10,596	15,788
Mobile Mini, Inc.	12,354	466,487
Multi-Color Corp.	2,611	102,795
NL Industries, Inc.	3,031	26,370
Quad/Graphics, Inc.	2,723	57,510
SP Plus Corp. *	1,553	30,439
Standard Register Co. (The) *	705	3,842
Steelcase, Inc., Class A	2,700	40,770
Team, Inc. *	1,170	46,344
Tetra Tech, Inc.	12,588	305,637
UniFirst Corp.	2,352	228,638
United Stationers, Inc.	4,178	161,187
Versar, Inc. *	2,487	7,909
Viad Corp.	6,406	135,935
Virco Manufacturing Corp. *	1,500	3,900

		2,871,392

Communications Equipment 1.7%
ADTRAN, Inc.	1,064	23,663

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Aviat Networks, Inc. *	7,678	$9,981
Bel Fuse, Inc., Class B	2,019	47,729
Black Box Corp.	2,600	53,820
Brocade Communications Systems, Inc.	39,721	365,830
Calix, Inc. *	7,095	65,913
Communications Systems, Inc.	2,369	26,154
Comtech Telecommunications Corp.	3,510	118,638
Digi International, Inc. *	7,072	58,415
EchoStar Corp., Class A *	4,067	206,197
EMCORE Corp. *	3,875	15,733
Emulex Corp. *	30,281	178,052
Extreme Networks, Inc. *	15,787	74,199
Finisar Corp. *	9,668	190,750
Harmonic, Inc. *	33,768	202,608
Infinera Corp. *(c)	11,300	103,960
InterDigital, Inc.	800	35,272
Ixia *	885	9,470
JDS Uniphase Corp. *	16,200	192,294
KVH Industries, Inc. *	4,039	52,547
NETGEAR, Inc. *	2,095	65,594
Novatel Wireless, Inc. *	6,524	12,265
Oclaro, Inc. *	16,707	31,075
Oplink Communications, Inc. *	5,391	102,753
Optical Cable Corp.	300	1,293
PC-Tel, Inc.	1,200	9,048
Polycom, Inc. *	14,750	189,095
RELM Wireless Corp. *	2,881	11,812
ShoreTel, Inc. *	6,179	38,186
TESSCO Technologies, Inc.	1,910	58,255
ViaSat, Inc. *	1,595	93,260
Westell Technologies, Inc., Class A *	14,436	24,974

		2,668,835

Construction & Engineering 1.8%
AECOM Technology Corp. *	9,606	326,124
Aegion Corp. *	10,690	244,908
Ameresco, Inc., Class A *	4,900	36,848
Comfort Systems USA, Inc.	4,488	66,871
Dycom Industries, Inc. *	6,300	177,156
EMCOR Group, Inc.	4,822	197,364
Furmanite Corp. *	2,078	19,014
Goldfield Corp. (The) *	3,969	6,231
Granite Construction, Inc.	8,957	291,550
Great Lakes Dredge & Dock Corp. *	18,191	131,339
Integrated Electrical Services, Inc. *	1,457	9,281
KBR, Inc.	2,846	58,798
Layne Christensen Co. *(c)	5,803	62,963
MasTec, Inc. *	993	27,000
MYR Group, Inc. *	5,695	141,293
Northwest Pipe Co. *	2,416	86,614
Orion Marine Group, Inc. *	7,050	76,211
Pike Corp. *	9,472	76,344
Sterling Construction Co., Inc. *	3,017	26,761
Tutor Perini Corp. *	12,868	350,396
UniTek Global Services, Inc. *	1,000	475
URS Corp.	9,861	564,739

		2,978,280

Construction Materials 0.2%
Martin Marietta Materials, Inc. (c)	2,771	344,241
United States Lime & Minerals, Inc.	557	32,095

		376,336

Consumer Finance 0.5%
Asta Funding, Inc. *	2,269	19,014
Atlanticus Holdings Corp. *	1,995	5,307
Cash America International, Inc.	5,300	235,267
Encore Capital Group, Inc. *(c)	286	12,149
EZCORP, Inc., Class A *	5,930	58,055
First Marblehead Corp. (The) *	1,274	6,472
Imperial Holdings, Inc. *	2,381	16,238
Nelnet, Inc., Class A	3,500	144,305
QC Holdings, Inc.	37	93
SLM Corp.	33,005	292,424

		789,324

Containers & Packaging 0.1%
Greif, Inc., Class A	1,674	84,001
Myers Industries, Inc.	4,875	90,090

		174,091

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,956	233,923
VOXX International Corp. *	7,308	72,423
Weyco Group, Inc.	618	16,043

		322,389

Diversified Consumer Services 1.2%
Ascent Capital Group, Inc., Class A *	1,498	92,846
Bridgepoint Education, Inc. *	8,834	106,096
Bright Horizons Family Solutions, Inc. *	2,314	96,193
Career Education Corp. *	20,336	103,917
Carriage Services, Inc.	1,715	27,663
DeVry Education Group, Inc.	13,727	548,668
Graham Holdings Co., Class B	900	617,175
K12, Inc. *	4,600	107,226
Lincoln Educational Services Corp.	2,317	8,550
Matthews International Corp., Class A	1,933	84,059
Regis Corp.	10,909	151,963

		1,944,356

Diversified Financial Services 0.4%
Gain Capital Holdings, Inc.	2,400	15,264
Interactive Brokers Group, Inc., Class A	3,410	78,481
Marlin Business Services Corp.	1,601	29,459
MicroFinancial, Inc.	1,653	12,629
NewStar Financial, Inc. *	6,586	74,619
PHH Corp. *	9,292	216,968
PICO Holdings, Inc. *	6,104	135,204
Resource America, Inc., Class A	3,203	30,172

		592,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services 1.3%
Atlantic Tele-Network, Inc.	526	$30,776
Consolidated Communications Holdings, Inc. (c)	1,020	22,828
Enventis Corp.	1,535	25,143
Frontier Communications Corp. (c)	117,909	772,304
General Communication, Inc., Class A *	11,580	127,843
Hawaiian Telcom Holdco, Inc. *	2,026	57,133
HC2 Holdings, Inc.	4,503	17,787
Inteliquent, Inc.	3,144	33,358
Iridium Communications, Inc. *(c)	7,904	64,655
ORBCOMM, Inc. *	9,386	58,944
Premiere Global Services, Inc. *	7,626	99,901
Vonage Holdings Corp. *	27,199	94,653
Windstream Holdings, Inc. (c)	67,164	769,699

		2,175,024

Electric Utilities 0.0% †
Genie Energy Ltd., Class B *	4,152	28,773

Electrical Equipment 0.8%
Allied Motion Technologies, Inc.	738	8,989
American Superconductor Corp. *	6,222	12,382
AZZ, Inc.	971	42,375
Encore Wire Corp.	3,906	163,818
EnerSys	4,876	309,285
Espey Manufacturing & Electronics Corp.	333	8,075
General Cable Corp.	1,284	28,543
Global Power Equipment Group, Inc.	1,629	26,830
GrafTech International Ltd. *	20,296	170,486
LSI Industries, Inc.	4,939	35,265
Ocean Power Technologies, Inc. *(c)	3,200	4,416
Orion Energy Systems, Inc. *	7,391	31,116
Powell Industries, Inc.	1,095	63,959
PowerSecure International, Inc. *(c)	3,210	31,554
Preformed Line Products Co.	281	15,227
Regal-Beloit Corp.	3,927	276,029
SL Industries, Inc. *	580	20,984
Thermon Group Holdings, Inc. *	1,201	29,280
Ultralife Corp. *	3,374	12,180
Vicor Corp. *	3,400	26,792

		1,317,585

Electronic Equipment, Instruments & Components 4.9%
Acorn Energy, Inc. *	1,419	3,051
Aeroflex Holding Corp. *	5,999	63,349
Agilysys, Inc. *	3,840	50,496
Arrow Electronics, Inc. *	10,737	622,209
Avnet, Inc.	13,796	583,985
AVX Corp.	16,821	228,766
Benchmark Electronics, Inc. *	5,200	125,580
Checkpoint Systems, Inc. *	8,356	102,277
Coherent, Inc. *	913	53,785
CTS Corp.	6,185	107,557
Daktronics, Inc.	1,137	12,621
DTS, Inc. *	1,013	18,325
Echelon Corp. *	5,059	11,433
Electro Rent Corp.	5,979	91,180
Electro Scientific Industries, Inc.	5,246	31,371
Fabrinet *	2,629	48,899
FARO Technologies, Inc. *	2,027	102,627
Frequency Electronics, Inc. *	900	10,296
Gerber Scientific, Inc. *(a)(b)	4,000	0
GSI Group, Inc. *	4,207	48,507
ID Systems, Inc. *	1,945	11,125
Identiv, Inc. *	460	5,060
IEC Electronics Corp. *	1,140	4,913
II-VI, Inc. *	1,091	14,969
Ingram Micro, Inc., Class A *	31,600	906,920
Insight Enterprises, Inc. *	8,590	225,659
Iteris, Inc. *	1,700	2,805
Itron, Inc. *	4,285	154,174
Jabil Circuit, Inc.	11,783	235,189
KEMET Corp. *	11,864	58,490
Key Tronic Corp. *	2,680	28,408
LoJack Corp. *	1,025	5,186
Maxwell Technologies, Inc. *	6,731	73,233
Measurement Specialties, Inc. *	1,796	154,438
Mercury Systems, Inc. *	8,683	95,947
Methode Electronics, Inc.	1,575	50,368
Multi-Fineline Electronix, Inc. *	2,600	25,376
NAPCO Security Technologies, Inc. *	1,850	8,936
Newport Corp. *	7,821	135,382
OSI Systems, Inc. *	400	26,520
PAR Technology Corp. *	1,700	6,630
Park Electrochemical Corp.	1,738	48,942
PC Connection, Inc.	1,900	38,817
PCM, Inc. *	3,273	32,403
Perceptron, Inc.	1,480	16,650
Planar Systems, Inc. *	1,900	5,149
Plexus Corp. *	5,596	220,091
Radisys Corp. *	5,568	18,040
RF Industries Ltd.	443	2,348
Richardson Electronics Ltd.	2,700	26,919
Rofin-Sinar Technologies, Inc. *	6,775	147,898
Rogers Corp. *	2,587	148,390
Sanmina Corp. *	20,073	467,500
ScanSource, Inc. *	5,879	210,527
SMTC Corp. *	2,189	4,181
SYNNEX Corp. *	11,003	709,694
Tech Data Corp. *	9,257	581,247
TTM Technologies, Inc. *	17,747	133,280
Viasystems Group, Inc. *	4,420	43,272
Vicon Industries, Inc. *	371	835
Vishay Intertechnology, Inc.	30,628	451,150
Vishay Precision Group, Inc. *	2,246	32,410
Wayside Technology Group, Inc.	200	3,494
Wireless Telecom Group, Inc. *	5,122	12,959

		7,902,238

Energy Equipment & Services 5.4%
Atwood Oceanics, Inc. *	5,931	285,578
Basic Energy Services, Inc. *	11,347	272,215
Bolt Technology Corp.	934	15,943
Bristow Group, Inc.	5,890	420,369
C&J Energy Services, Inc. *	6,638	198,874
Cal Dive International, Inc. *(c)	13,404	14,610
Dawson Geophysical Co.	2,765	69,401
ENGlobal Corp. *	1,900	5,301
Era Group, Inc. *	6,356	170,341
Exterran Holdings, Inc.	14,869	628,215
Forbes Energy Services Ltd. *	800	4,208
Gulf Island Fabrication, Inc.	3,273	63,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
GulfMark Offshore, Inc., Class A	7,466	$285,724
Helix Energy Solutions Group, Inc. *	17,687	449,780
Hercules Offshore, Inc. *(c)	30,067	106,136
Hornbeck Offshore Services, Inc. *	6,751	295,019
ION Geophysical Corp. *	13,225	49,594
Key Energy Services, Inc. *	23,625	145,057
Matrix Service Co. *	5,621	150,924
McDermott International, Inc. *(c)	18,281	133,451
Mitcham Industries, Inc. *	4,242	55,019
Nabors Industries Ltd.	11,097	301,395
Natural Gas Services Group, Inc. *	3,681	114,847
Newpark Resources, Inc. *	19,360	236,773
Nuverra Environmental Solutions, Inc. *	150	2,793
Oil States International, Inc. *	4,789	293,518
Pacific Drilling SA *	7,367	70,134
Parker Drilling Co. *	32,999	203,934
Patterson-UTI Energy, Inc.	16,179	555,749
PHI, Inc., Non-Voting Shares *	2,915	114,997
Pioneer Energy Services Corp. *	10,270	151,072
Rowan Cos. PLC, Class A	13,125	400,575
SEACOR Holdings, Inc. *	4,636	352,151
Steel Excel, Inc. *	1,070	35,310
Superior Energy Services, Inc.	17,931	602,482
Synthesis Energy Systems, Inc. *	419	561
Tesco Corp.	9,448	184,425
TETRA Technologies, Inc. *	22,243	244,895
TGC Industries, Inc. *	2,083	8,186
Tidewater, Inc.	6,880	325,218
Unit Corp. *	10,135	642,052
Willbros Group, Inc. *	8,018	92,929

		8,753,578

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	7,317	395,264
Casey’s General Stores, Inc.	371	24,549
Ingles Markets, Inc., Class A	3,941	96,633
Pantry, Inc. (The) *	6,928	124,081
SpartanNash Co.	9,804	205,492
Susser Holdings Corp. *	2,444	195,935
Village Super Market, Inc., Class A	817	19,216
Weis Markets, Inc.	3,145	134,166

		1,195,336

Food Products 2.0%
Alico, Inc.	847	31,263
Boulder Brands, Inc. *	12,808	145,371
Cal-Maine Foods, Inc.	2,864	203,917
Chiquita Brands International, Inc. *	13,073	125,370
Darling Ingredients, Inc. *	13,550	253,656
Dean Foods Co.	19,750	302,570
Diamond Foods, Inc. *(c)	2,300	61,778
Farmer Bros. Co. *	786	16,089
Fresh Del Monte Produce, Inc.	14,882	445,567
John B. Sanfilippo & Son, Inc.	484	12,802
Limoneira Co.	732	16,141
Omega Protein Corp. *	4,957	69,497
Pinnacle Foods, Inc.	7,517	226,487
Post Holdings, Inc. *	7,965	357,788
Sanderson Farms, Inc.	2,842	258,878
Seaboard Corp. *	78	222,456
Seneca Foods Corp., Class A *	1,711	48,969
Snyder’s-Lance, Inc.	4,109	101,944
TreeHouse Foods, Inc. *	5,031	369,778

		3,270,321

Gas Utilities 0.5%
UGI Corp.	15,383	746,691

Health Care Equipment & Supplies 2.4%
Alere, Inc. *	13,445	537,800
Alphatec Holdings, Inc. *	4,920	6,888
Analogic Corp.	1,302	93,627
AngioDynamics, Inc. *	8,170	119,282
Baxano Surgical, Inc. *	3,431	1,818
Cantel Medical Corp.	441	14,787
CONMED Corp.	2,200	85,800
CryoLife, Inc.	3,416	33,648
Cutera, Inc. *	2,161	21,286
Cynosure, Inc., Class A *	4,639	105,491
Digirad Corp.	1,500	4,950
Exactech, Inc. *	2,345	53,325
Greatbatch, Inc. *	2,535	125,508
Hill-Rom Holdings, Inc.	1,451	57,169
Hologic, Inc. *	22,200	578,754
ICU Medical, Inc. *	854	49,746
Integra LifeSciences Holdings Corp. *	2,748	130,310
Invacare Corp.	10,801	161,691
Kewaunee Scientific Corp.	92	1,658
LeMaitre Vascular, Inc.	1,044	8,446
Medical Action Industries, Inc. *	4,203	58,001
Merit Medical Systems, Inc. *	10,350	132,894
Misonix, Inc. *	600	4,002
Natus Medical, Inc. *	9,285	267,129
NuVasive, Inc. *	7,165	267,828
OraSure Technologies, Inc. *	381	3,136
Orthofix International NV *	1,319	43,606
RTI Surgical, Inc. *	13,204	60,342
STERIS Corp.	101	5,139
Symmetry Medical, Inc. *	10,512	92,611
Teleflex, Inc.	4,651	501,099
Tornier NV *	6,122	126,909
Wright Medical Group, Inc. *	3,598	110,890

		3,865,570

Health Care Providers & Services 3.3%
Addus HomeCare Corp. *	1,031	22,826
Almost Family, Inc. *	1,742	40,833
Amedisys, Inc. *	10,347	208,802
AMN Healthcare Services, Inc. *	5,873	76,936
Amsurg Corp. *	6,879	328,541
BioScrip, Inc. *	10,685	80,031
BioTelemetry, Inc. *	5,964	42,941
Capital Senior Living Corp. *	2,539	62,561
Chindex International, Inc. *	2,600	60,866
Community Health Systems, Inc. *	12,912	615,902
Cross Country Healthcare, Inc. *	10,560	75,926
Ensign Group, Inc. (The)	2,603	85,717
Five Star Quality Care, Inc. *	11,300	51,641
Hanger, Inc. *	5,565	176,132
Healthways, Inc. *	6,807	117,693
Kindred Healthcare, Inc.	14,154	338,281
LHC Group, Inc. *	4,529	106,341
LifePoint Hospitals, Inc. *	7,780	557,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Magellan Health, Inc. *	6,611	$380,794
MedCath Corp. *(a)	2,115	0
Molina Healthcare, Inc. *	3,418	139,625
National HealthCare Corp.	1,100	60,456
Omnicare, Inc.	8,510	531,875
Owens & Minor, Inc.	1,800	59,562
PDI, Inc. *	1,600	5,872
PharMerica Corp. *	9,446	254,948
Providence Service Corp. (The) *	912	36,124
Select Medical Holdings Corp.	21,613	335,866
SunLink Health Systems, Inc. *	700	833
Triple-S Management Corp., Class B *	6,848	118,333
Universal American Corp.	21,648	171,885
VCA, Inc. *	4,365	162,771

		5,308,896

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. *	4,300	68,456
Arrhythmia Research Technology, Inc. *	200	1,346
MedAssets, Inc. *	8,062	171,237
Omnicell, Inc. *	5,297	145,138

		386,177

Hotels, Restaurants & Leisure 1.9%
Ambassadors Group, Inc. *	201	864
Ark Restaurants Corp.	318	6,777
Belmond Ltd., Class A *	16,794	208,246
Biglari Holdings, Inc. *	426	181,054
BJ’s Restaurants, Inc. *	3,279	112,371
Bob Evans Farms, Inc.	4,181	198,639
Boyd Gaming Corp. *	13,332	146,652
Caesars Entertainment Corp. *(c)	6,790	108,640
Carrols Restaurant Group, Inc. *	2,488	18,685
Churchill Downs, Inc.	1,471	127,241
DineEquity, Inc.	2,973	240,962
Dover Downs Gaming & Entertainment, Inc. *	1,000	1,260
Dover Motorsports, Inc.	1,000	2,780
Frisch’s Restaurants, Inc.	373	8,821
Full House Resorts, Inc. *	4,053	5,715
Gaming Partners International Corp. *	341	2,946
International Speedway Corp., Class A	6,532	198,050
Isle of Capri Casinos, Inc. *	9,792	77,455
Life Time Fitness, Inc. *	4,799	188,841
Luby’s, Inc. *	3,390	17,018
Marcus Corp. (The)	2,900	51,243
Marriott Vacations Worldwide Corp. *	5,756	331,258
Monarch Casino & Resort, Inc. *	1,893	23,625
MTR Gaming Group, Inc. *	2,160	9,936
Penn National Gaming, Inc. *	5,921	62,052
Red Lion Hotels Corp. *	1,000	5,480
Rick’s Cabaret International, Inc. *	3,222	35,700
Ruby Tuesday, Inc. *	16,029	96,334
Scientific Games Corp., Class A *	10,234	87,398
Speedway Motorsports, Inc.	6,047	105,460
Wendy’s Co. (The)	55,201	449,888

		3,111,391

Household Durables 1.3%
Bassett Furniture Industries, Inc.	1,614	23,532
Beazer Homes USA, Inc. *	4,168	63,979
Cavco Industries, Inc. *	1,086	77,530
Cobra Electronics Corp. *	800	3,304
CSS Industries, Inc.	1,000	24,690
Dixie Group, Inc. (The) *	700	5,873
Emerson Radio Corp. *	3,000	4,830
Ethan Allen Interiors, Inc.	2,000	45,840
Flexsteel Industries, Inc.	1,648	49,868
Helen of Troy Ltd. *	8,623	462,451
Hooker Furniture Corp.	2,384	34,616
KB Home (c)	1,674	27,286
La-Z-Boy, Inc.	8,142	171,308
Lifetime Brands, Inc.	2,956	50,252
M.D.C. Holdings, Inc.	6,761	182,344
M/I Homes, Inc. *	5,757	118,479
Meritage Homes Corp. *	5,800	222,140
NACCO Industries, Inc., Class A	1,972	94,045
Orleans Homebuilders, Inc. *(a)(b)	1,500	0
Ryland Group, Inc. (The)	3,902	125,254
Skullcandy, Inc. *	7,551	51,045
Skyline Corp. *	1,050	4,946
Standard Pacific Corp. *	7,827	59,016
Stanley Furniture Co., Inc. *	2,120	5,491
TRI Pointe Homes, Inc. *	234	3,161
Universal Electronics, Inc. *	1,672	79,637
William Lyon Homes, Class A *	1,684	41,460

		2,032,377

Household Products 0.3%
Central Garden and Pet Co. *	2,100	19,299
Central Garden and Pet Co., Class A *	6,539	61,009
Oil-Dri Corp. of America	461	13,447
Orchids Paper Products Co.	943	24,895
Spectrum Brands Holdings, Inc.	3,479	290,149

		408,799

Independent Power and Renewable Electricity Producers 0.3%
Dynegy, Inc. *	8,546	226,896
Ormat Technologies, Inc.	8,315	214,444

		441,340

Information Technology Services 1.0%
Acxiom Corp. *	2,399	43,950
CACI International, Inc., Class A *	3,439	237,257
Ciber, Inc. *	15,843	55,292
Convergys Corp.	18,583	360,324
CoreLogic, Inc. *	10,300	280,160
CSG Systems International, Inc.	2,071	53,929
Datalink Corp. *	3,720	42,036
Edgewater Technology, Inc. *	400	2,444
Euronet Worldwide, Inc. *	731	36,579
ExlService Holdings, Inc. *	560	15,708
Global Cash Access Holdings, Inc. *	6,400	53,568
Hackett Group, Inc. (The)	8,020	48,120
ManTech International Corp., Class A	3,611	97,497

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
ModusLink Global Solutions, Inc. *(c)	4,527	$16,886
NCI, Inc., Class A *	1,153	10,354
PRGX Global, Inc. *	3,216	19,360
StarTek, Inc. *	2,764	19,652
Sykes Enterprises, Inc. *	9,515	196,960

		1,590,076

Insurance 10.0%
Allied World Assurance Co. Holdings AG	10,611	382,102
Ambac Financial Group, Inc. *	1,108	25,107
American Equity Investment Life Holding Co.	14,026	310,536
American Financial Group, Inc.	10,153	568,467
American National Insurance Co.	2,668	290,812
AMERISAFE, Inc.	3,192	116,827
Argo Group International Holdings Ltd.	3,451	171,894
Aspen Insurance Holdings Ltd.	12,632	505,406
Assurant, Inc.	11,838	750,056
Assured Guaranty Ltd.	20,205	450,976
Axis Capital Holdings Ltd.	11,323	488,587
Baldwin & Lyons, Inc., Class B	664	16,401
Citizens, Inc. *(c)	3,876	26,124
CNO Financial Group, Inc.	45,012	728,294
Donegal Group, Inc., Class A	4,202	63,366
EMC Insurance Group, Inc.	1,463	43,056
Employers Holdings, Inc.	2,610	55,593
Endurance Specialty Holdings Ltd.	12,149	642,561
Enstar Group Ltd. *	978	134,964
FBL Financial Group, Inc., Class A	2,316	99,079
Federated National Holding Co.	2,182	44,011
First Acceptance Corp. *	3,404	7,863
First American Financial Corp.	17,600	477,664
Fortegra Financial Corp. *	1,500	10,455
Global Indemnity PLC *	2,101	52,378
Greenlight Capital Re Ltd., Class A *	2,316	74,946
Hallmark Financial Services, Inc. *	3,425	30,722
Hanover Insurance Group, Inc. (The)	9,149	528,904
HCC Insurance Holdings, Inc.	5,900	275,412
Hilltop Holdings, Inc. *	7,080	145,140
Horace Mann Educators Corp.	4,885	139,955
Independence Holding Co.	2,090	26,146
Investors Title Co.	330	22,800
Kemper Corp.	13,554	469,104
Maiden Holdings Ltd.	15,409	176,895
MBIA, Inc. *	53,019	507,922
Meadowbrook Insurance Group, Inc.	7,745	46,702
Mercury General Corp.	2,757	135,700
Montpelier Re Holdings Ltd.	6,171	182,230
National Interstate Corp.	2,160	58,514
National Western Life Insurance Co., Class A	223	53,743
Navigators Group, Inc. (The) *	2,405	146,224
Old Republic International Corp.	28,506	410,201
OneBeacon Insurance Group Ltd., Class A	1,800	26,640
PartnerRe Ltd.	5,959	621,881
Phoenix Cos., Inc. (The) *	919	50,922
Platinum Underwriters Holdings Ltd.	7,759	454,677
Primerica, Inc.	2,877	132,572
ProAssurance Corp.	4,300	187,609
Protective Life Corp.	13,511	937,393
Reinsurance Group of America, Inc.	7,955	638,468
RenaissanceRe Holdings Ltd.	4,631	452,958
RLI Corp.	1,844	78,813
Safety Insurance Group, Inc.	2,402	120,124
Selective Insurance Group, Inc.	4,168	92,905
StanCorp Financial Group, Inc.	8,903	537,207
State Auto Financial Corp.	3,671	77,495
Stewart Information Services Corp.	6,975	205,553
Symetra Financial Corp.	22,081	503,447
Tower Group International Ltd. (c)	13,521	29,070
United Fire Group, Inc.	5,098	144,070
Universal Insurance Holdings, Inc.	4,349	52,449
Validus Holdings Ltd.	10,122	369,757
W.R. Berkley Corp.	4,756	212,165
White Mountains Insurance Group Ltd.	567	342,984

		16,162,998

Internet & Catalog Retail 0.3%
1-800-FLOWERS.COM, Inc., Class A *	6,313	32,323
dELiA *s, Inc. *	1,700	1,045
FTD Cos., Inc. *	5,619	185,090
Gaiam, Inc., Class A *	605	3,981
Geeknet, Inc. *	840	10,021
Hollywood Media Corp. *	1,736	2,187
Lands’ End, Inc. *(c)	995	35,014
Liberty Ventures, Series A *	1,686	116,604
Shutterfly, Inc. *	2,100	103,572
ValueVision Media, Inc., Class A *	7,113	32,578

		522,415

Internet Software & Services 1.2%
AOL, Inc. *	11,184	431,143
Bankrate, Inc. *	7,233	121,948
Blucora, Inc. *	9,727	166,040
BroadVision, Inc. *	530	4,929
Dealertrack Technologies, Inc. *	2,134	80,174
Dice Holdings, Inc. *	5,103	46,744
Digital River, Inc. *	10,641	152,060
EarthLink Holdings Corp.	30,776	121,258
Internap Network Services Corp. *	6,047	43,599
IntraLinks Holdings, Inc. *	13,803	110,700
Limelight Networks, Inc. *	16,512	42,436
Marchex, Inc., Class B	7,021	77,231
Monster Worldwide, Inc. *	28,853	187,545
Perficient, Inc. *	4,670	79,343
QuinStreet, Inc. *	10,657	53,178
RealNetworks, Inc. *	8,708	65,484
Reis, Inc.	961	20,767
Support.com, Inc. *	3,456	8,225
TechTarget, Inc. *	2,129	16,180
TheStreet, Inc.	8,732	21,219
United Online, Inc.	4,614	49,416
XO Group, Inc. *	7,450	83,217

		1,982,836

Leisure Products 0.2%
Callaway Golf Co.	23,624	179,542
Escalade, Inc.	1,700	27,030
JAKKS Pacific, Inc. *(c)	744	4,642

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Leisure Products (continued)
Johnson Outdoors, Inc., Class A	910	$20,985
LeapFrog Enterprises, Inc. *	8,021	57,912

		290,111

Life Sciences Tools & Services 0.5%
Affymetrix, Inc. *	22,911	197,034
Albany Molecular Research, Inc. *	4,093	77,931
Bio-Rad Laboratories, Inc., Class A *	2,330	267,927
Cambrex Corp. *	2,846	59,965
Harvard Bioscience, Inc. *	8,872	40,989
PerkinElmer, Inc.	3,900	180,258

		824,104

Machinery 3.5%
Actuant Corp., Class A	3,814	123,116
Adept Technology, Inc. *	931	8,472
AGCO Corp.	10,476	510,286
Alamo Group, Inc.	3,290	156,374
Albany International Corp., Class A	4,353	156,012
Altra Industrial Motion Corp.	1,766	55,364
American Railcar Industries, Inc. (c)	3,556	243,302
Astec Industries, Inc.	4,508	175,226
Barnes Group, Inc.	9,800	335,650
Blount International, Inc. *	914	11,937
Briggs & Stratton Corp.	11,092	203,316
CIRCOR International, Inc.	1,231	88,472
Columbus McKinnon Corp.	2,396	55,707
Douglas Dynamics, Inc.	3,542	59,151
Dynamic Materials Corp.	3,442	70,492
Eastern Co. (The)	399	6,448
EnPro Industries, Inc. *	3,189	218,191
ESCO Technologies, Inc.	4,475	150,136
Federal Signal Corp.	7,250	104,835
FreightCar America, Inc.	3,335	71,969
Gencor Industries, Inc. *	499	5,379
Greenbrier Cos., Inc. (The)	6,405	412,802
Hardinge, Inc.	3,600	42,948
Hurco Cos., Inc.	1,343	43,124
Hyster-Yale Materials Handling, Inc.	1,391	111,419
Kadant, Inc.	600	22,884
Kennametal, Inc.	1,034	43,718
Key Technology, Inc. *	300	3,912
LB Foster Co., Class A	1,727	80,565
LS Starrett Co. (The), Class A	690	10,309
Lydall, Inc. *	1,800	45,414
MFRI, Inc. *	700	7,707
Miller Industries, Inc.	3,923	75,282
Mueller Industries, Inc.	3,434	95,568
NN, Inc.	4,726	137,054
PMFG, Inc. *	3,719	19,227
RBC Bearings, Inc.	304	16,866
Standex International Corp.	1,572	103,673
Supreme Industries, Inc., Class A *	112	764
Tecumseh Products Co. *	3,927	19,124
Titan International, Inc. (c)	7,730	115,332
TriMas Corp. *	2,445	77,458
Trinity Industries, Inc.	23,756	1,036,712
Twin Disc, Inc.	800	23,072
Watts Water Technologies, Inc., Class A	3,888	227,292

		5,582,061

Marine 0.2%
Baltic Trading Ltd. (c)	6,604	33,614
Eagle Bulk Shipping, Inc. *(c)	1,450	2,509
International Shipholding Corp.	1,527	32,372
Knightsbridge Tankers Ltd.	7,701	87,792
Matson, Inc.	6,764	182,290
Ultrapetrol (Bahamas) Ltd. *(c)	8,916	29,066

		367,643

Media 1.2%
AH Belo Corp., Class A	5,287	55,778
Ballantyne Strong, Inc. *	3,804	14,721
Central European Media Enterprises Ltd., Class A *(c)	20,652	54,108
Cumulus Media, Inc., Class A *	33,273	172,354
DreamWorks Animation SKG, Inc., Class A *	14,906	298,120
E.W. Scripps Co. (The), Class A *	10,873	235,727
Entercom Communications Corp., Class A *	7,800	73,710
FAB Universal Corp. *(a)	190	437
Gray Television, Inc. *	18,869	229,824
Harte-Hanks, Inc.	15,557	102,054
Journal Communications, Inc., Class A *	11,661	126,872
Martha Stewart Living Omnimedia, Inc., Class A *	1,415	6,382
Media General, Inc. *(c)	4,890	98,582
Meredith Corp.	5,055	232,126
Orchard Enterprises, Inc., ADR *(a)(b)	200	0
Radio One, Inc., Class D *	7,300	31,901
Saga Communications, Inc., Class A	533	19,188
Salem Communications Corp., Class A	4,000	34,840
Scholastic Corp.	1,234	43,708
Sizmek, Inc. *	5,632	51,195

		1,881,627

Metals & Mining 4.0%
Allegheny Technologies, Inc.	11,968	450,595
AM Castle & Co. *	5,579	46,194
Ampco-Pittsburgh Corp.	2,015	40,642
Century Aluminum Co. *	28,344	532,867
Cliffs Natural Resources, Inc. (c)	16,627	290,141
Coeur Mining, Inc. *	21,453	167,333
Commercial Metals Co.	35,969	620,105
Friedman Industries, Inc.	1,708	14,894
Golden Minerals Co. *(c)	2,700	3,213
Haynes International, Inc.	1,062	52,888
Hecla Mining Co. (c)	31,841	100,618
Horsehead Holding Corp. *	14,271	267,296
Kaiser Aluminum Corp.	3,058	236,139
Materion Corp.	6,595	213,084
McEwen Mining, Inc. *(c)	21,808	62,153
Noranda Aluminum Holding Corp.	8,038	35,528
Olympic Steel, Inc.	2,883	63,224
Reliance Steel & Aluminum Co.	8,620	588,315
Royal Gold, Inc.	4,898	370,142
RTI International Metals, Inc. *	6,559	163,057
Schnitzer Steel Industries, Inc., Class A	8,952	239,108
Steel Dynamics, Inc.	31,400	665,994

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Stillwater Mining Co. *	20,991	$375,739
SunCoke Energy, Inc. *	14,908	340,350
Synalloy Corp.	400	6,696
United States Steel Corp. (c)	14,314	479,376
Universal Stainless & Alloy Products, Inc. *	2,462	70,979

		6,496,670

Multiline Retail 0.8%
Big Lots, Inc.	2,000	87,500
Dillard’s, Inc., Class A	6,260	746,317
Fred’s, Inc., Class A	8,647	136,882
Gordmans Stores, Inc.	2,434	8,811
J.C. Penney Co., Inc. *(c)	4,972	46,637
Sears Holdings Corp. *(c)	6,451	246,106

		1,272,253

Oil, Gas & Consumable Fuels 5.5%
Adams Resources & Energy, Inc.	928	60,636
Alon USA Energy, Inc.	11,971	153,827
Alpha Natural Resources, Inc. *(c)	47,977	162,642
Approach Resources, Inc. *(c)	3,447	72,525
Arch Coal, Inc. (c)	17,118	50,840
Bill Barrett Corp. *	6,715	161,227
Bonanza Creek Energy, Inc. *	381	21,359
BPZ Resources, Inc. *(c)	24,002	62,885
Callon Petroleum Co. *	12,330	121,820
Carrizo Oil & Gas, Inc. *	1,300	79,833
Clayton Williams Energy, Inc. *	2,805	298,480
Cloud Peak Energy, Inc. *	10,788	166,998
Comstock Resources, Inc.	13,801	326,532
Contango Oil & Gas Co. *	2,718	109,345
Delek US Holdings, Inc.	13,041	381,058
Denbury Resources, Inc.	17,280	292,896
DHT Holdings, Inc.	1,056	6,991
Emerald Oil, Inc. *(c)	13,319	97,761
Energy XXI (Bermuda) Ltd.	12,770	254,889
Escalera Resources Co.	3,400	7,548
GasLog Ltd.	763	19,457
Gastar Exploration, Inc. *	7,400	48,988
Green Plains, Inc.	9,109	341,496
Harvest Natural Resources, Inc. *	10,400	44,928
HKN, Inc. *	46	3,133
LinnCo LLC	12,177	354,229
Lucas Energy, Inc. *	3,707	1,888
Midstates Petroleum Co., Inc. *	1,883	12,014
Newfield Exploration Co. *	15,365	619,210
Nordic American Tankers Ltd.	457	3,935
Northern Oil and Gas, Inc. *(c)	10,054	161,769
Overseas Shipholding Group, Inc. *(a)	3,400	23,290
PBF Energy, Inc., Class A	1,528	41,409
PDC Energy, Inc. *	6,710	364,085
Peabody Energy Corp. (c)	27,424	416,022
Penn Virginia Corp. *	21,218	276,258
QEP Resources, Inc.	18,449	609,739
Renewable Energy Group, Inc. *	11,439	128,117
Rex Energy Corp. *	12,676	174,802
SandRidge Energy, Inc. *(c)	43,224	257,615
Scorpio Tankers, Inc.	13,251	124,427
Ship Finance International Ltd.	9,817	178,669
Stone Energy Corp. *	11,501	437,613
Swift Energy Co. *(c)	7,500	82,875
Teekay Corp.	2,239	124,623
Triangle Petroleum Corp. *	16,428	177,422
VAALCO Energy, Inc. *	16,300	112,470
W&T Offshore, Inc.	15,600	209,196
Warren Resources, Inc. *	20,727	122,082
WPX Energy, Inc. *	23,150	476,196

		8,838,049

Paper & Forest Products 1.1%
Boise Cascade Co. *	3,139	88,363
Clearwater Paper Corp. *	2,700	182,520
Domtar Corp.	16,668	598,714
KapStone Paper and Packaging Corp. *	7,111	211,481
Louisiana-Pacific Corp. *	21,835	295,646
Mercer International, Inc. *	9,600	95,616
Neenah Paper, Inc.	2,214	109,859
P.H. Glatfelter Co.	3,742	89,060
Resolute Forest Products, Inc. *	12,249	188,512

		1,859,771

Personal Products 0.1%
CCA Industries, Inc. *	500	1,760
Elizabeth Arden, Inc. *	1,871	38,599
Inter Parfums, Inc.	1,134	29,631
Mannatech, Inc. *	180	2,212
Nutraceutical International Corp. *	2,121	48,953

		121,155

Pharmaceuticals 0.2%
Cumberland Pharmaceuticals, Inc. *	3,851	17,869
Impax Laboratories, Inc. *	800	18,712
Pernix Therapeutics Holdings, Inc. *	2,284	17,153
POZEN, Inc. *	2,379	17,224
Prestige Brands Holdings, Inc. *	8,368	257,734
SciClone Pharmaceuticals, Inc. *	9,673	46,624
Transcept Pharmaceuticals, Inc.	1,237	2,771

		378,087

Professional Services 1.4%
Barrett Business Services, Inc.	1,047	59,763
CBIZ, Inc. *	14,178	115,692
CDI Corp.	3,055	42,373
CRA International, Inc. *	1,679	40,095
Franklin Covey Co. *	3,598	67,858
FTI Consulting, Inc. *	9,462	349,716
GP Strategies Corp. *	4,123	112,187
Heidrick & Struggles International, Inc.	3,433	64,094
Hill International, Inc. *	5,280	25,397
Hudson Global, Inc. *	6,850	26,372
Huron Consulting Group, Inc. *	1,172	70,836
ICF International, Inc. *	4,900	169,393
Kelly Services, Inc., Class A	12,514	199,473
Korn/Ferry International *	9,135	268,752
Mistras Group, Inc. *	2,616	55,250
Navigant Consulting, Inc. *	10,803	176,305
On Assignment, Inc. *	2,103	56,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services (continued)
Pendrell Corp. *	15,303	$22,495
RCM Technologies, Inc. *	400	2,684
Resources Connection, Inc.	10,511	158,716
RPX Corp. *	602	9,391
Volt Information Sciences, Inc. *	1,900	15,485
VSE Corp.	1,299	77,381

		2,186,510

Real Estate Investment Trusts (REITs) 0.1%
CareTrust REIT, Inc. *	303	5,169
Geo Group, Inc. (The)	2,781	95,694

		100,863

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.	7,464	284,901
AV Homes, Inc. *	2,103	32,786
Consolidated-Tomoka Land Co.	733	32,707
Forestar Group, Inc. *	6,786	126,898
Griffin Land & Nurseries, Inc.	535	14,236
ZipRealty, Inc. *	1,900	12,787

		504,315

Road & Rail 1.7%
AMERCO	800	210,528
ArcBest Corp.	7,253	230,138
Avis Budget Group, Inc. *	5,200	292,188
Celadon Group, Inc.	3,854	81,859
Con-way, Inc.	6,600	325,710
Covenant Transportation Group, Inc., Class A *	1,851	22,008
Genesee & Wyoming, Inc., Class A *	4,850	483,690
Knight Transportation, Inc.	4,100	98,236
Marten Transport Ltd.	10,682	216,204
PAM Transportation Services, Inc. *	1,172	40,739
Patriot Transportation Holding, Inc. *	244	8,115
Roadrunner Transportation Systems, Inc. *	1,084	27,252
Ryder System, Inc.	6,066	522,465
Saia, Inc. *	2,100	95,865
USA Truck, Inc. *	1,450	26,825
Werner Enterprises, Inc.	4,194	103,088

		2,784,910

Semiconductors & Semiconductor Equipment 4.8%
Advanced Energy Industries, Inc. *	7,773	130,742
Alpha & Omega Semiconductor Ltd. *	1,600	14,640
Amkor Technology, Inc. *	8,510	75,314
Amtech Systems, Inc. *	3,315	32,421
ANADIGICS, Inc. *	6,380	5,104
Ascent Solar Technologies, Inc. *	2,800	980
Audience, Inc. *	1,731	16,496
Axcelis Technologies, Inc. *	25,191	44,084
AXT, Inc. *	4,715	10,137
Brooks Automation, Inc.	23,201	236,186
BTU International, Inc. *	900	3,006
Cascade Microtech, Inc. *	1,518	16,789
CEVA, Inc. *	2,519	35,845
Cirrus Logic, Inc. *	4,300	96,449
Cohu, Inc.	5,275	58,816
CyberOptics Corp. *	400	3,296
Diodes, Inc. *	5,923	151,037
DSP Group, Inc. *	3,913	34,708
Entegris, Inc. *	9,646	110,833
Entropic Communications, Inc. *	17,735	49,481
Exar Corp. *	6,231	60,005
Fairchild Semiconductor International, Inc. *	30,633	466,234
First Solar, Inc. *	8,763	553,033
FormFactor, Inc. *	15,783	106,535
GigOptix, Inc. *	427	576
GSI Technology, Inc. *	4,500	28,800
Inphi Corp. *	2,021	30,840
Integrated Device Technology, Inc. *	23,123	332,046
Integrated Silicon Solution, Inc.	7,289	106,565
International Rectifier Corp. *	14,824	368,228
Intersil Corp., Class A	26,055	334,286
IXYS Corp.	8,521	97,310
Kopin Corp. *	16,121	55,295
Kulicke & Soffa Industries, Inc. *	21,784	296,698
Lattice Semiconductor Corp. *	36,515	249,763
Magnachip Semiconductor Corp. *	4,640	65,006
Micrel, Inc.	2,093	21,893
Microsemi Corp. *	6,600	158,268
MKS Instruments, Inc.	14,152	449,751
Nanometrics, Inc. *	2,920	45,435
NeoPhotonics Corp. *	6,970	21,677
OmniVision Technologies, Inc. *	15,043	336,963
Peregrine Semiconductor Corp. *(c)	1,700	11,458
Pericom Semiconductor Corp. *	5,847	51,629
Photronics, Inc. *	13,655	108,830
PMC-Sierra, Inc. *	14,492	97,531
Rubicon Technology, Inc. *(c)	5,791	43,606
Rudolph Technologies, Inc. *	10,314	94,992
Sigma Designs, Inc. *	8,961	37,995
Silicon Image, Inc. *	11,945	59,606
Silicon Laboratories, Inc. *	2,773	112,944
Spansion, Inc., Class A *	8,299	157,432
Teradyne, Inc.	6,584	119,960
Tessera Technologies, Inc.	12,913	328,119
TriQuint Semiconductor, Inc. *	43,600	783,928
Ultra Clean Holdings, Inc. *	5,880	50,980
Ultratech, Inc. *	2,700	63,936
Veeco Instruments, Inc. *	8,622	299,270
Xcerra Corp. *	8,408	78,615

		7,812,402

Software 1.0%
Aware, Inc.	1,965	8,430
BSQUARE Corp. *	700	2,135
Compuware Corp.	11,351	103,294
Document Security Systems, Inc. *(c)	5,000	6,550
EnerNOC, Inc. *	4,864	87,163
Epiq Systems, Inc.	6,249	90,111
ePlus, Inc. *	892	48,783
GSE Systems, Inc. *	2,512	4,145
Mentor Graphics Corp.	7,735	152,766
Progress Software Corp. *	4,660	108,019
Rosetta Stone, Inc. *	2,890	27,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Rovi Corp. *	19,914	$465,390
Seachange International, Inc. *	5,351	40,079
Smith Micro Software, Inc. *	5,832	6,182
Take-Two Interactive Software, Inc. *	6,914	154,735
TeleCommunication Systems, Inc., Class A *	18,228	57,418
Telenav, Inc. *	6,500	32,305
Zynga, Inc., Class A *	80,270	234,388

		1,629,753

Specialty Retail 2.9%
Aaron’s, Inc.	12,312	324,791
Abercrombie & Fitch Co., Class A	5,740	225,812
America’s Car-Mart, Inc. *	1,788	66,943
Ascena Retail Group, Inc. *	10,719	172,147
Barnes & Noble, Inc. *	16,595	345,508
bebe stores, inc.	25,478	71,593
Big 5 Sporting Goods Corp.	1,914	18,968
Body Central Corp. *	1,964	1,023
Books-A-Million, Inc. *	1,900	4,066
Brown Shoe Co., Inc.	8,563	241,391
Build-A-Bear Workshop, Inc. *	5,216	55,029
Cato Corp. (The), Class A	780	24,071
Chico’s FAS, Inc.	7,802	123,350
Christopher & Banks Corp. *	6,160	52,668
Citi Trends, Inc. *	4,976	100,266
Conn’s, Inc. *	300	12,000
Destination XL Group, Inc. *	7,900	42,265
Finish Line, Inc. (The), Class A	2,700	70,983
Genesco, Inc. *	1,600	122,032
Group 1 Automotive, Inc.	6,491	479,815
Guess?, Inc.	4,150	107,941
Haverty Furniture Cos., Inc.	4,796	106,615
hhgregg, Inc. *	6,217	44,203
Kirkland’s, Inc. *	2,446	46,009
MarineMax, Inc. *	7,037	117,307
Men’s Wearhouse, Inc. (The)	8,345	419,920
Murphy USA, Inc. *	1,175	58,068
New York & Co., Inc. *	7,295	24,584
Office Depot, Inc. *	12,969	64,975
Penske Automotive Group, Inc.	3,882	180,319
Pep Boys-Manny, Moe & Jack (The) *	12,500	132,250
Perfumania Holdings, Inc. *	220	1,430
RadioShack Corp. *	13,079	8,109
Rent-A-Center, Inc.	12,897	308,754
Shoe Carnival, Inc.	5,581	99,342
Sonic Automotive, Inc., Class A	2,981	72,498
Stage Stores, Inc.	2,400	43,248
Stein Mart, Inc.	8,627	111,978
Systemax, Inc. *	3,470	47,435
Tandy Leather Factory, Inc.	1,309	12,226
Trans World Entertainment Corp.	2,150	7,740
Vitamin Shoppe, Inc. *	1,333	56,852
West Marine, Inc. *	3,667	31,463
Wet Seal, Inc. (The), Class A *(c)	20,511	18,913
Zumiez, Inc. *	2,379	66,255

		4,743,155

Technology Hardware, Storage & Peripherals 1.0%
Astro-Med, Inc.	765	10,258
Avid Technology, Inc. *	8,155	60,755
Electronics For Imaging, Inc. *	8,400	370,188
Hutchinson Technology, Inc. *	4,426	9,826
Imation Corp. *	6,274	20,202
Intevac, Inc. *	4,194	26,590
Lexmark International, Inc., Class A	13,566	651,575
QLogic Corp. *	19,088	173,701
Qumu Corp. *	1,801	23,683
Super Micro Computer, Inc. *	10,176	266,306
Transact Technologies, Inc.	1,096	9,908

		1,622,992

Textiles, Apparel & Luxury Goods 1.3%
Charles & Colvard Ltd. *(c)	3,368	6,298
Columbia Sportswear Co.	3,148	235,345
Crocs, Inc. *	2,744	43,547
Culp, Inc.	1,828	33,123
Delta Apparel, Inc. *	158	2,035
G-III Apparel Group Ltd. *	1,929	149,825
Iconix Brand Group, Inc. *	15,064	636,153
Lakeland Industries, Inc. *	200	1,230
Movado Group, Inc.	3,816	156,189
Perry Ellis International, Inc. *	4,123	75,863
Quiksilver, Inc. *	10,286	30,755
RG Barry Corp.	1,108	20,930
Rocky Brands, Inc.	1,932	29,135
Skechers U.S.A., Inc., Class A *	10,520	548,828
Superior Uniform Group, Inc.	862	17,887
Unifi, Inc. *	2,451	70,197
Wolverine World Wide, Inc.	1,151	27,923

		2,085,263

Thrifts & Mortgage Finance 2.6%
Astoria Financial Corp.	22,703	292,415
Atlantic Coast Financial Corp. *	235	980
Bank Mutual Corp.	8,483	51,152
BankFinancial Corp.	4,079	41,687
BBX Capital Corp., Class A *	1,778	32,146
Beneficial Mutual Bancorp, Inc. *	6,207	81,187
Berkshire Hills Bancorp, Inc.	5,839	141,129
BofI Holding, Inc. *	300	22,377
Brookline Bancorp, Inc.	20,871	188,465
Cape Bancorp, Inc.	600	6,222
Capitol Federal Financial, Inc.	22,999	269,088
Clifton Bancorp, Inc.	2,855	35,288
Dime Community Bancshares, Inc.	4,847	73,287
Doral Financial Corp. *(c)	1,843	9,381
ESB Financial Corp.	837	10,404
ESSA Bancorp, Inc.	2,745	31,760
EverBank Financial Corp.	3,055	58,045
Federal Agricultural Mortgage Corp., Class C	2,150	62,672
First Defiance Financial Corp.	1,726	46,619
First Financial Northwest, Inc.	4,800	50,496
First Place Financial Corp. *(a)	367	0
Flagstar Bancorp, Inc. *	9,056	165,725
Fox Chase Bancorp, Inc.	1,341	22,556
Franklin Financial Corp. *	1,418	28,204
HF Financial Corp.	155	2,088
Hingham Institution for Savings	82	6,772
Home Bancorp, Inc. *	983	21,547
HomeStreet, Inc.	583	10,167
HopFed Bancorp, Inc.	12	144
Hudson City Bancorp, Inc.	14,205	138,499

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Kearny Financial Corp. *	1,023	$15,417
Louisiana Bancorp, Inc.	600	11,004
Meta Financial Group, Inc.	702	25,834
MGIC Investment Corp. *	2,049	15,142
Northeast Community Bancorp, Inc.	300	2,091
Northfield Bancorp, Inc.	16,766	213,934
Northwest Bancshares, Inc.	12,876	159,662
OceanFirst Financial Corp.	2,296	36,529
Oneida Financial Corp.	845	11,272
Oritani Financial Corp.	5,415	80,142
People’s United Financial, Inc. (c)	40,921	594,173
Provident Financial Holdings, Inc.	1,200	17,100
Provident Financial Services, Inc.	7,000	116,970
Pulaski Financial Corp.	573	6,458
Riverview Bancorp, Inc. *	5,811	22,198
SI Financial Group, Inc.	1,087	11,772
Simplicity Bancorp, Inc.	1,080	17,496
Southern Missouri Bancorp, Inc.	299	10,689
Territorial Bancorp, Inc.	1,130	22,713
Tree.com, Inc. *	553	14,113
TrustCo Bank Corp.	12,974	85,499
United Community Financial Corp.	10,202	43,869
United Financial Bancorp, Inc.	7,002	88,785
Walker & Dunlop, Inc. *	2,658	36,282
Washington Federal, Inc.	20,793	435,821
Waterstone Financial, Inc.	3,065	33,807
Westfield Financial, Inc.	6,098	44,028
WSFS Financial Corp.	768	54,981

		4,128,283

Tobacco 0.1%
Alliance One International, Inc. *	25,394	57,644
Universal Corp.	3,217	167,059

		224,703

Trading Companies & Distributors 1.6%
Aceto Corp.	4,030	67,543
Air Lease Corp.	9,515	327,792
Aircastle Ltd.	3,600	64,620
Applied Industrial Technologies, Inc.	1,605	77,778
Beacon Roofing Supply, Inc. *	5,115	141,379
CAI International, Inc. *	3,088	58,950
GATX Corp.	10,900	675,800
H&E Equipment Services, Inc. *	2,803	101,412
Houston Wire & Cable Co.	5,159	61,960
Kaman Corp.	1,469	58,775
Lawson Products, Inc. *	1,726	32,621
MRC Global, Inc. *	860	23,074
Rush Enterprises, Inc., Class A *	7,111	250,520
TAL International Group, Inc. *	9,079	401,292
Titan Machinery, Inc. *	5,779	84,720
WESCO International, Inc. *	1,542	121,031
Willis Lease Finance Corp. *	606	13,805

		2,563,072

Transportation Infrastructure 0.0% †
Wesco Aircraft Holdings, Inc. *	1,900	36,005

Water Utilities 0.0% †
Consolidated Water Co., Ltd. (c)	4,041	41,986

Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc. *	1,766	10,790
NII Holdings, Inc. *	8,451	5,791
Shenandoah Telecommunications Co.	3,798	105,243
Spok Holdings, Inc.	5,414	81,048
Telephone & Data Systems, Inc.	12,236	305,900
United States Cellular Corp. *	2,275	88,930

		597,702

Total Common Stocks (cost $130,105,993)		160,654,004

Right 0.0% †

	Number of Rights	Market Value
Wireless Telecommunication Services 0.0% †
Leap Wireless International, Inc. *(a)	11,649	29,356

Total Right (cost $ —)		29,356

Warrants 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0% †
PhotoMedex, Inc., expiring 12/13/14 *(a)(b)	60	0

Oil, Gas & Consumable Fuels 0.0% †
Magnum Hunter Resources Corp., expiring 04/15/16 *(a)(c)	1,235	0

Total Warrants (cost $ —)		0

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (d)(e)	586,813	586,813

Total Mutual Fund (cost $586,813)		586,813

Repurchase Agreement 3.4%

	Principal Amount	Market Value
Royal Bank of Canada, 0.06%, dated 07/31/14, due 08/01/14, repurchase price $5,419,086, collateralized by a U.S. Treasury Note, 0.63%, maturing 09/30/17; total market value $5,529,705. (e)	$5,419,077	5,419,077

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Repurchase Agreement (continued)

Market Value
Total Repurchase Agreement (cost $5,419,077)	$5,419,077

Total Investments (cost $136,111,883) (f) — 103.3%	166,689,250
Liabilities in excess of other assets — (3.3%)	(5,327,526)

NET ASSETS — 100.0%	$161,361,724

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security.
(c)	The security or a portion of this security is on loan at July 31, 2014. The total value of securities on loan at July 31, 2014 was $5,844,410.
(d)	Represents 7-day effective yield as of July 31, 2014.
(e)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2014 was $6,005,890.
(f)	At July 31, 2014, the tax basis cost of the Fund’s investments was $136,111,932, tax unrealized appreciation and depreciation were $39,166,648 and $(8,589,330), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable these securities are classified as Level 2 otherwise Level 3.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,033,651	$—	$—	$3,033,651
Air Freight & Logistics	585,345	—	—	585,345
Airlines	1,306,456	—	—	1,306,456
Auto Components	1,255,699	—	—	1,255,699
Banks	13,770,470	—	1,288	13,771,758
Beverages	254,628	—	—	254,628
Biotechnology	314,519	—	—	314,519
Building Products	1,326,750	—	—	1,326,750
Capital Markets	2,720,934	—	—	2,720,934
Chemicals	3,190,599	—	—	3,190,599
Commercial Services & Supplies	2,871,392	—	—	2,871,392
Communications Equipment	2,668,835	—	—	2,668,835
Construction & Engineering	2,978,280	—	—	2,978,280
Construction Materials	376,336	—	—	376,336
Consumer Finance	789,324	—	—	789,324
Containers & Packaging	174,091	—	—	174,091
Distributors	322,389	—	—	322,389
Diversified Consumer Services	1,944,356	—	—	1,944,356
Diversified Financial Services	592,796	—	—	592,796
Diversified Telecommunication Services	2,175,024	—	—	2,175,024
Electric Utilities	28,773	—	—	28,773
Electrical Equipment	1,317,585	—	—	1,317,585

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$7,902,238	$—	$—	$7,902,238
Energy Equipment & Services	8,753,578	—	—	8,753,578
Food & Staples Retailing	1,195,336	—	—	1,195,336
Food Products	3,270,321	—	—	3,270,321
Gas Utilities	746,691	—	—	746,691
Health Care Equipment & Supplies	3,865,570	—	—	3,865,570
Health Care Providers & Services	5,308,896	—	—	5,308,896
Health Care Technology	386,177	—	—	386,177
Hotels, Restaurants & Leisure	3,111,391	—	—	3,111,391
Household Durables	2,032,377	—	—	2,032,377
Household Products	408,799	—	—	408,799
Independent Power and Renewable Electricity Producers	441,340	—	—	441,340
Information Technology Services	1,590,076	—	—	1,590,076
Insurance	16,162,998	—	—	16,162,998
Internet & Catalog Retail	522,415	—	—	522,415
Internet Software & Services	1,982,836	—	—	1,982,836
Leisure Products	290,111	—	—	290,111
Life Sciences Tools & Services	824,104	—	—	824,104
Machinery	5,582,061	—	—	5,582,061
Marine	367,643	—	—	367,643
Media	1,881,190	—	437	1,881,627
Metals & Mining	6,496,670	—	—	6,496,670
Multiline Retail	1,272,253	—	—	1,272,253
Oil, Gas & Consumable Fuels	8,814,759	23,290	—	8,838,049
Paper & Forest Products	1,859,771	—	—	1,859,771
Personal Products	121,155	—	—	121,155
Pharmaceuticals	378,087	—	—	378,087
Professional Services	2,186,510	—	—	2,186,510
Real Estate Investment Trusts (REITs)	100,863	—	—	100,863
Real Estate Management & Development	504,315	—	—	504,315
Road & Rail	2,784,910	—	—	2,784,910
Semiconductors & Semiconductor Equipment	7,812,402	—	—	7,812,402
Software	1,629,753	—	—	1,629,753
Specialty Retail	4,743,155	—	—	4,743,155
Technology Hardware, Storage & Peripherals	1,622,992	—	—	1,622,992
Textiles, Apparel & Luxury Goods	2,085,263	—	—	2,085,263
Thrifts & Mortgage Finance	4,128,283	—	—	4,128,283
Tobacco	224,703	—	—	224,703
Trading Companies & Distributors	2,563,072	—	—	2,563,072
Transportation Infrastructure	36,005	—	—	36,005
Water Utilities	41,986	—	—	41,986
Wireless Telecommunication Services	597,702	—	—	597,702

Total Common Stocks	$160,628,989	$23,290	$1,725	$160,654,004

Mutual Fund	586,813	—	—	586,813
Repurchase Agreement	—	5,419,077	—	5,419,077
Right	—	—	29,356	29,356
Warrants	—	—	—	—

Total	$161,215,802	$5,442,367	$31,081	$166,689,250

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2014, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 10/31/13	$—	$—	$—
Realized Gain/(Loss)	4,230	—	4,230
Change in Unrealized Appreciation/(Depreciation)	(2,671)	29,356	26,685
Purchases*	—	—	—
Sales	(4,230)	(—)	(4,230)
Transfers Into Level 3	4,396	—	4,396
Transfers Out of Level 3	—	—	—

Balance as of 07/31/14	$1,725	$29,356	$31,081

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2014 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 25, 2014

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 25, 2014